As filed with the Securities and Exchange Commission on May 1, 2026

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
 (Names and Addresses of agents for service)

Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Shareholders.

(a)	Following are copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.
Neuberger

Emerging Markets Equity Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Class: NEMIX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$62	1.11%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$251,018,281
Number of Portfolio Holdings	45
Portfolio Turnover Rate	85%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Samsung Electronics Co. Ltd.	4.5%
State Street Institutional Treasury Money Market Fund Premier Class	4.3%
Telefonica Brasil SA	3.4%
PDD Holdings, Inc. ADR	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Richter Gedeon Nyrt	3.1%
Petroleo Brasileiro SA - Petrobras	3.0%
Orion Corp.	3.0%
Megacable Holdings SAB de CV	2.9%
VTech Holdings Ltd.	2.9%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	18.3%
Communication Services	13.7%
Information Technology	12.9%
Consumer Discretionary	11.3%
Materials	10.1%
Consumer Staples	9.5%
Health Care	5.7%
Utilities	5.1%
Industrials	3.9%
Energy	3.0%
Real Estate	2.2%
Short-Term Investments	4.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
China	27.8%
Korea	14.0%
Brazil	12.5%
United States	6.0%
Indonesia	5.6%
Hong Kong	5.5%
Mexico	5.3%
Taiwan	4.4%
South Africa	4.2%
India	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/EmergingMarketsEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0018 04/26

Neuberger

Emerging Markets Equity Fund

Semi-Annual Shareholder Report

February 28, 2026

Class A: NEMAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$78	1.39%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$251,018,281
Number of Portfolio Holdings	45
Portfolio Turnover Rate	85%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Samsung Electronics Co. Ltd.	4.5%
State Street Institutional Treasury Money Market Fund Premier Class	4.3%
Telefonica Brasil SA	3.4%
PDD Holdings, Inc. ADR	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Richter Gedeon Nyrt	3.1%
Petroleo Brasileiro SA - Petrobras	3.0%
Orion Corp.	3.0%
Megacable Holdings SAB de CV	2.9%
VTech Holdings Ltd.	2.9%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	18.3%
Communication Services	13.7%
Information Technology	12.9%
Consumer Discretionary	11.3%
Materials	10.1%
Consumer Staples	9.5%
Health Care	5.7%
Utilities	5.1%
Industrials	3.9%
Energy	3.0%
Real Estate	2.2%
Short-Term Investments	4.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
China	27.8%
Korea	14.0%
Brazil	12.5%
United States	6.0%
Indonesia	5.6%
Hong Kong	5.5%
Mexico	5.3%
Taiwan	4.4%
South Africa	4.2%
India	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/EmergingMarketsEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0014 04/26

Neuberger

Emerging Markets Equity Fund

Semi-Annual Shareholder Report

February 28, 2026

Class C: NEMCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$119	2.14%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$251,018,281
Number of Portfolio Holdings	45
Portfolio Turnover Rate	85%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Samsung Electronics Co. Ltd.	4.5%
State Street Institutional Treasury Money Market Fund Premier Class	4.3%
Telefonica Brasil SA	3.4%
PDD Holdings, Inc. ADR	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Richter Gedeon Nyrt	3.1%
Petroleo Brasileiro SA - Petrobras	3.0%
Orion Corp.	3.0%
Megacable Holdings SAB de CV	2.9%
VTech Holdings Ltd.	2.9%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	18.3%
Communication Services	13.7%
Information Technology	12.9%
Consumer Discretionary	11.3%
Materials	10.1%
Consumer Staples	9.5%
Health Care	5.7%
Utilities	5.1%
Industrials	3.9%
Energy	3.0%
Real Estate	2.2%
Short-Term Investments	4.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
China	27.8%
Korea	14.0%
Brazil	12.5%
United States	6.0%
Indonesia	5.6%
Hong Kong	5.5%
Mexico	5.3%
Taiwan	4.4%
South Africa	4.2%
India	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/EmergingMarketsEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0017 04/26

Neuberger

Emerging Markets Equity Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R3: NEMRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$98	1.75%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$251,018,281
Number of Portfolio Holdings	45
Portfolio Turnover Rate	85%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Samsung Electronics Co. Ltd.	4.5%
State Street Institutional Treasury Money Market Fund Premier Class	4.3%
Telefonica Brasil SA	3.4%
PDD Holdings, Inc. ADR	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Richter Gedeon Nyrt	3.1%
Petroleo Brasileiro SA - Petrobras	3.0%
Orion Corp.	3.0%
Megacable Holdings SAB de CV	2.9%
VTech Holdings Ltd.	2.9%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	18.3%
Communication Services	13.7%
Information Technology	12.9%
Consumer Discretionary	11.3%
Materials	10.1%
Consumer Staples	9.5%
Health Care	5.7%
Utilities	5.1%
Industrials	3.9%
Energy	3.0%
Real Estate	2.2%
Short-Term Investments	4.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
China	27.8%
Korea	14.0%
Brazil	12.5%
United States	6.0%
Indonesia	5.6%
Hong Kong	5.5%
Mexico	5.3%
Taiwan	4.4%
South Africa	4.2%
India	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/EmergingMarketsEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0015 04/26

Neuberger

Emerging Markets Equity Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R6: NREMX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$57	1.01%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$251,018,281
Number of Portfolio Holdings	45
Portfolio Turnover Rate	85%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Samsung Electronics Co. Ltd.	4.5%
State Street Institutional Treasury Money Market Fund Premier Class	4.3%
Telefonica Brasil SA	3.4%
PDD Holdings, Inc. ADR	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Richter Gedeon Nyrt	3.1%
Petroleo Brasileiro SA - Petrobras	3.0%
Orion Corp.	3.0%
Megacable Holdings SAB de CV	2.9%
VTech Holdings Ltd.	2.9%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	18.3%
Communication Services	13.7%
Information Technology	12.9%
Consumer Discretionary	11.3%
Materials	10.1%
Consumer Staples	9.5%
Health Care	5.7%
Utilities	5.1%
Industrials	3.9%
Energy	3.0%
Real Estate	2.2%
Short-Term Investments	4.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
China	27.8%
Korea	14.0%
Brazil	12.5%
United States	6.0%
Indonesia	5.6%
Hong Kong	5.5%
Mexico	5.3%
Taiwan	4.4%
South Africa	4.2%
India	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/EmergingMarketsEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0016 04/26

Neuberger

Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Class: NBHIX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$39	0.72%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,080,636,020
Number of Portfolio Holdings	75
Portfolio Turnover Rate	17%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Agnico Eagle Mines Ltd.	4.8%
AstraZeneca PLC ADR	3.2%
Valterra Platinum Ltd.	3.1%
Wells Fargo & Co.	2.9%
Exxon Mobil Corp.	2.9%
JPMorgan Chase & Co.	2.8%
Ferrovial SE	2.8%
Brixmor Property Group, Inc.	2.7%
Roche Holding AG ADR	2.6%
Emerson Electric Co.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Materials	15.0%
Financials	14.4%
Industrials	11.5%
Utilities	11.4%
Health Care	8.9%
Energy	8.6%
Consumer Staples	6.8%
Information Technology	6.0%
Consumer Discretionary	5.9%
Real Estate	5.8%
Communication Services	4.1%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/EquityIncome/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0028 04/26

Neuberger

Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2026

Class A: NBHAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$58	1.08%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,080,636,020
Number of Portfolio Holdings	75
Portfolio Turnover Rate	17%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Agnico Eagle Mines Ltd.	4.8%
AstraZeneca PLC ADR	3.2%
Valterra Platinum Ltd.	3.1%
Wells Fargo & Co.	2.9%
Exxon Mobil Corp.	2.9%
JPMorgan Chase & Co.	2.8%
Ferrovial SE	2.8%
Brixmor Property Group, Inc.	2.7%
Roche Holding AG ADR	2.6%
Emerson Electric Co.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Materials	15.0%
Financials	14.4%
Industrials	11.5%
Utilities	11.4%
Health Care	8.9%
Energy	8.6%
Consumer Staples	6.8%
Information Technology	6.0%
Consumer Discretionary	5.9%
Real Estate	5.8%
Communication Services	4.1%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/EquityIncome/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0024 04/26

Neuberger

Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2026

Class C: NBHCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$98	1.83%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,080,636,020
Number of Portfolio Holdings	75
Portfolio Turnover Rate	17%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Agnico Eagle Mines Ltd.	4.8%
AstraZeneca PLC ADR	3.2%
Valterra Platinum Ltd.	3.1%
Wells Fargo & Co.	2.9%
Exxon Mobil Corp.	2.9%
JPMorgan Chase & Co.	2.8%
Ferrovial SE	2.8%
Brixmor Property Group, Inc.	2.7%
Roche Holding AG ADR	2.6%
Emerson Electric Co.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Materials	15.0%
Financials	14.4%
Industrials	11.5%
Utilities	11.4%
Health Care	8.9%
Energy	8.6%
Consumer Staples	6.8%
Information Technology	6.0%
Consumer Discretionary	5.9%
Real Estate	5.8%
Communication Services	4.1%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/EquityIncome/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0027 04/26

Neuberger

Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R3: NBHRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$73	1.36%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,080,636,020
Number of Portfolio Holdings	75
Portfolio Turnover Rate	17%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Agnico Eagle Mines Ltd.	4.8%
AstraZeneca PLC ADR	3.2%
Valterra Platinum Ltd.	3.1%
Wells Fargo & Co.	2.9%
Exxon Mobil Corp.	2.9%
JPMorgan Chase & Co.	2.8%
Ferrovial SE	2.8%
Brixmor Property Group, Inc.	2.7%
Roche Holding AG ADR	2.6%
Emerson Electric Co.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Materials	15.0%
Financials	14.4%
Industrials	11.5%
Utilities	11.4%
Health Care	8.9%
Energy	8.6%
Consumer Staples	6.8%
Information Technology	6.0%
Consumer Discretionary	5.9%
Real Estate	5.8%
Communication Services	4.1%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/EquityIncome/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0026 04/26

Neuberger

Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2026

Class E: NBHEX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$3	0.05%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,080,636,020
Number of Portfolio Holdings	75
Portfolio Turnover Rate	17%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Agnico Eagle Mines Ltd.	4.8%
AstraZeneca PLC ADR	3.2%
Valterra Platinum Ltd.	3.1%
Wells Fargo & Co.	2.9%
Exxon Mobil Corp.	2.9%
JPMorgan Chase & Co.	2.8%
Ferrovial SE	2.8%
Brixmor Property Group, Inc.	2.7%
Roche Holding AG ADR	2.6%
Emerson Electric Co.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Materials	15.0%
Financials	14.4%
Industrials	11.5%
Utilities	11.4%
Health Care	8.9%
Energy	8.6%
Consumer Staples	6.8%
Information Technology	6.0%
Consumer Discretionary	5.9%
Real Estate	5.8%
Communication Services	4.1%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/EquityIncome/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0025 04/26

Neuberger

Focus Fund

Semi-Annual Shareholder Report

February 28, 2026

Investor Class: NBSSX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$44	0.88%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$786,310,589
Number of Portfolio Holdings	55
Portfolio Turnover Rate	37%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	4.4%
Meta Platforms, Inc. Class A	4.3%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.1%
Deutsche Telekom AG	4.0%
Amazon.com, Inc.	3.9%
Airbus SE	3.5%
UniCredit SpA	3.4%
Microsoft Corp.	3.3%
Lam Research Corp.	3.1%
Agnico Eagle Mines Ltd.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	18.6%
Financials	14.9%
Industrials	14.5%
Communication Services	11.0%
Consumer Discretionary	10.9%
Health Care	8.3%
Utilities	5.8%
Materials	4.9%
Energy	3.6%
Consumer Staples	2.7%
Real Estate	0.7%
Short-Term Investments	4.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Focus/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0035 04/26

Neuberger

Focus Fund

Semi-Annual Shareholder Report

February 28, 2026

Trust Class: NBFCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$55	1.09%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$786,310,589
Number of Portfolio Holdings	55
Portfolio Turnover Rate	37%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	4.4%
Meta Platforms, Inc. Class A	4.3%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.1%
Deutsche Telekom AG	4.0%
Amazon.com, Inc.	3.9%
Airbus SE	3.5%
UniCredit SpA	3.4%
Microsoft Corp.	3.3%
Lam Research Corp.	3.1%
Agnico Eagle Mines Ltd.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	18.6%
Financials	14.9%
Industrials	14.5%
Communication Services	11.0%
Consumer Discretionary	10.9%
Health Care	8.3%
Utilities	5.8%
Materials	4.9%
Energy	3.6%
Consumer Staples	2.7%
Real Estate	0.7%
Short-Term Investments	4.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Focus/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0036 04/26

Neuberger

Focus Fund

Semi-Annual Shareholder Report

February 28, 2026

Advisor Class: NBFAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$72	1.43%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$786,310,589
Number of Portfolio Holdings	55
Portfolio Turnover Rate	37%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	4.4%
Meta Platforms, Inc. Class A	4.3%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.1%
Deutsche Telekom AG	4.0%
Amazon.com, Inc.	3.9%
Airbus SE	3.5%
UniCredit SpA	3.4%
Microsoft Corp.	3.3%
Lam Research Corp.	3.1%
Agnico Eagle Mines Ltd.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	18.6%
Financials	14.9%
Industrials	14.5%
Communication Services	11.0%
Consumer Discretionary	10.9%
Health Care	8.3%
Utilities	5.8%
Materials	4.9%
Energy	3.6%
Consumer Staples	2.7%
Real Estate	0.7%
Short-Term Investments	4.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Focus/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0040 04/26

Neuberger

Focus Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Class: NFALX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$37	0.73%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$786,310,589
Number of Portfolio Holdings	55
Portfolio Turnover Rate	37%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	4.4%
Meta Platforms, Inc. Class A	4.3%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.1%
Deutsche Telekom AG	4.0%
Amazon.com, Inc.	3.9%
Airbus SE	3.5%
UniCredit SpA	3.4%
Microsoft Corp.	3.3%
Lam Research Corp.	3.1%
Agnico Eagle Mines Ltd.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	18.6%
Financials	14.9%
Industrials	14.5%
Communication Services	11.0%
Consumer Discretionary	10.9%
Health Care	8.3%
Utilities	5.8%
Materials	4.9%
Energy	3.6%
Consumer Staples	2.7%
Real Estate	0.7%
Short-Term Investments	4.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Focus/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0039 04/26

Neuberger

Focus Fund

Semi-Annual Shareholder Report

February 28, 2026

Class A: NFAAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$56	1.11%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$786,310,589
Number of Portfolio Holdings	55
Portfolio Turnover Rate	37%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	4.4%
Meta Platforms, Inc. Class A	4.3%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.1%
Deutsche Telekom AG	4.0%
Amazon.com, Inc.	3.9%
Airbus SE	3.5%
UniCredit SpA	3.4%
Microsoft Corp.	3.3%
Lam Research Corp.	3.1%
Agnico Eagle Mines Ltd.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	18.6%
Financials	14.9%
Industrials	14.5%
Communication Services	11.0%
Consumer Discretionary	10.9%
Health Care	8.3%
Utilities	5.8%
Materials	4.9%
Energy	3.6%
Consumer Staples	2.7%
Real Estate	0.7%
Short-Term Investments	4.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Focus/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0037 04/26

Neuberger

Focus Fund

Semi-Annual Shareholder Report

February 28, 2026

Class C: NFACX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$94	1.86%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$786,310,589
Number of Portfolio Holdings	55
Portfolio Turnover Rate	37%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	4.4%
Meta Platforms, Inc. Class A	4.3%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.1%
Deutsche Telekom AG	4.0%
Amazon.com, Inc.	3.9%
Airbus SE	3.5%
UniCredit SpA	3.4%
Microsoft Corp.	3.3%
Lam Research Corp.	3.1%
Agnico Eagle Mines Ltd.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	18.6%
Financials	14.9%
Industrials	14.5%
Communication Services	11.0%
Consumer Discretionary	10.9%
Health Care	8.3%
Utilities	5.8%
Materials	4.9%
Energy	3.6%
Consumer Staples	2.7%
Real Estate	0.7%
Short-Term Investments	4.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Focus/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0038 04/26

Neuberger

Genesis Fund

Semi-Annual Shareholder Report

February 28, 2026

Investor Class: NBGNX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$51	1.00%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$8,558,371,060
Number of Portfolio Holdings	111
Portfolio Turnover Rate	12%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Valmont Industries, Inc.	2.0%
Littelfuse, Inc.	2.0%
White Mountains Insurance Group Ltd.	1.9%
RBC Bearings, Inc.	1.9%
MKS, Inc.	1.8%
Tidewater, Inc.	1.8%
Kirby Corp.	1.8%
Lattice Semiconductor Corp.	1.7%
Nexstar Media Group, Inc. Class A	1.6%
Community Financial System, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	34.9%
Financials	17.6%
Information Technology	14.2%
Consumer Discretionary	6.9%
Energy	6.3%
Health Care	5.6%
Utilities	5.4%
Materials	4.0%
Real Estate	2.2%
Communication Services	2.2%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Genesis/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0048 04/26

Neuberger

Genesis Fund

Semi-Annual Shareholder Report

February 28, 2026

Trust Class: NBGEX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$55	1.09%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$8,558,371,060
Number of Portfolio Holdings	111
Portfolio Turnover Rate	12%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Valmont Industries, Inc.	2.0%
Littelfuse, Inc.	2.0%
White Mountains Insurance Group Ltd.	1.9%
RBC Bearings, Inc.	1.9%
MKS, Inc.	1.8%
Tidewater, Inc.	1.8%
Kirby Corp.	1.8%
Lattice Semiconductor Corp.	1.7%
Nexstar Media Group, Inc. Class A	1.6%
Community Financial System, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	34.9%
Financials	17.6%
Information Technology	14.2%
Consumer Discretionary	6.9%
Energy	6.3%
Health Care	5.6%
Utilities	5.4%
Materials	4.0%
Real Estate	2.2%
Communication Services	2.2%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Genesis/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0049 04/26

Neuberger

Genesis Fund

Semi-Annual Shareholder Report

February 28, 2026

Advisor Class: NBGAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$68	1.35%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$8,558,371,060
Number of Portfolio Holdings	111
Portfolio Turnover Rate	12%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Valmont Industries, Inc.	2.0%
Littelfuse, Inc.	2.0%
White Mountains Insurance Group Ltd.	1.9%
RBC Bearings, Inc.	1.9%
MKS, Inc.	1.8%
Tidewater, Inc.	1.8%
Kirby Corp.	1.8%
Lattice Semiconductor Corp.	1.7%
Nexstar Media Group, Inc. Class A	1.6%
Community Financial System, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	34.9%
Financials	17.6%
Information Technology	14.2%
Consumer Discretionary	6.9%
Energy	6.3%
Health Care	5.6%
Utilities	5.4%
Materials	4.0%
Real Estate	2.2%
Communication Services	2.2%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Genesis/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0052 04/26

Neuberger

Genesis Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Class: NBGIX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$42	0.84%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$8,558,371,060
Number of Portfolio Holdings	111
Portfolio Turnover Rate	12%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Valmont Industries, Inc.	2.0%
Littelfuse, Inc.	2.0%
White Mountains Insurance Group Ltd.	1.9%
RBC Bearings, Inc.	1.9%
MKS, Inc.	1.8%
Tidewater, Inc.	1.8%
Kirby Corp.	1.8%
Lattice Semiconductor Corp.	1.7%
Nexstar Media Group, Inc. Class A	1.6%
Community Financial System, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	34.9%
Financials	17.6%
Information Technology	14.2%
Consumer Discretionary	6.9%
Energy	6.3%
Health Care	5.6%
Utilities	5.4%
Materials	4.0%
Real Estate	2.2%
Communication Services	2.2%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Genesis/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0050 04/26

Neuberger

Genesis Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R6: NRGSX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$8,558,371,060
Number of Portfolio Holdings	111
Portfolio Turnover Rate	12%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Valmont Industries, Inc.	2.0%
Littelfuse, Inc.	2.0%
White Mountains Insurance Group Ltd.	1.9%
RBC Bearings, Inc.	1.9%
MKS, Inc.	1.8%
Tidewater, Inc.	1.8%
Kirby Corp.	1.8%
Lattice Semiconductor Corp.	1.7%
Nexstar Media Group, Inc. Class A	1.6%
Community Financial System, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	34.9%
Financials	17.6%
Information Technology	14.2%
Consumer Discretionary	6.9%
Energy	6.3%
Health Care	5.6%
Utilities	5.4%
Materials	4.0%
Real Estate	2.2%
Communication Services	2.2%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Genesis/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0051 04/26

Neuberger

Genesis Fund

Semi-Annual Shareholder Report

February 28, 2026

Class E: NRGEX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$1	0.02%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$8,558,371,060
Number of Portfolio Holdings	111
Portfolio Turnover Rate	12%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Valmont Industries, Inc.	2.0%
Littelfuse, Inc.	2.0%
White Mountains Insurance Group Ltd.	1.9%
RBC Bearings, Inc.	1.9%
MKS, Inc.	1.8%
Tidewater, Inc.	1.8%
Kirby Corp.	1.8%
Lattice Semiconductor Corp.	1.7%
Nexstar Media Group, Inc. Class A	1.6%
Community Financial System, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	34.9%
Financials	17.6%
Information Technology	14.2%
Consumer Discretionary	6.9%
Energy	6.3%
Health Care	5.6%
Utilities	5.4%
Materials	4.0%
Real Estate	2.2%
Communication Services	2.2%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/Genesis/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0047 04/26

Neuberger

International Equity Fund

Semi-Annual Shareholder Report

February 28, 2026

Investor Class: NIQVX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$56	1.06%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,119,021,894
Number of Portfolio Holdings	96
Portfolio Turnover Rate	38%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.4%
Anheuser-Busch InBev SA	2.2%
ASML Holding NV	2.1%
Siemens Energy AG	2.0%
AstraZeneca PLC	1.8%
Japan Post Bank Co. Ltd.	1.8%
UniCredit SpA	1.8%
Erste Group Bank AG	1.8%
ING Groep NV	1.8%
RWE AG	1.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.0%
Financials	21.5%
Information Technology	12.6%
Health Care	10.1%
Materials	8.1%
Consumer Discretionary	7.4%
Consumer Staples	6.2%
Energy	3.2%
Utilities	1.7%
Real Estate	0.7%
Communication Services	0.5%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.2%
Japan	16.0%
Germany	10.8%
United States	10.8%
France	9.6%
Netherlands	5.4%
Switzerland	3.6%
Italy	3.4%
Austria	2.9%
Korea	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0066 04/26

Neuberger

International Equity Fund

Semi-Annual Shareholder Report

February 28, 2026

Trust Class: NIQTX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$59	1.13%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,119,021,894
Number of Portfolio Holdings	96
Portfolio Turnover Rate	38%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.4%
Anheuser-Busch InBev SA	2.2%
ASML Holding NV	2.1%
Siemens Energy AG	2.0%
AstraZeneca PLC	1.8%
Japan Post Bank Co. Ltd.	1.8%
UniCredit SpA	1.8%
Erste Group Bank AG	1.8%
ING Groep NV	1.8%
RWE AG	1.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.0%
Financials	21.5%
Information Technology	12.6%
Health Care	10.1%
Materials	8.1%
Consumer Discretionary	7.4%
Consumer Staples	6.2%
Energy	3.2%
Utilities	1.7%
Real Estate	0.7%
Communication Services	0.5%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.2%
Japan	16.0%
Germany	10.8%
United States	10.8%
France	9.6%
Netherlands	5.4%
Switzerland	3.6%
Italy	3.4%
Austria	2.9%
Korea	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0067 04/26

Neuberger

International Equity Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Class: NBIIX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$45	0.85%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,119,021,894
Number of Portfolio Holdings	96
Portfolio Turnover Rate	38%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.4%
Anheuser-Busch InBev SA	2.2%
ASML Holding NV	2.1%
Siemens Energy AG	2.0%
AstraZeneca PLC	1.8%
Japan Post Bank Co. Ltd.	1.8%
UniCredit SpA	1.8%
Erste Group Bank AG	1.8%
ING Groep NV	1.8%
RWE AG	1.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.0%
Financials	21.5%
Information Technology	12.6%
Health Care	10.1%
Materials	8.1%
Consumer Discretionary	7.4%
Consumer Staples	6.2%
Energy	3.2%
Utilities	1.7%
Real Estate	0.7%
Communication Services	0.5%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.2%
Japan	16.0%
Germany	10.8%
United States	10.8%
France	9.6%
Netherlands	5.4%
Switzerland	3.6%
Italy	3.4%
Austria	2.9%
Korea	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0059 04/26

Neuberger

International Equity Fund

Semi-Annual Shareholder Report

February 28, 2026

Class A: NIQAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$64	1.21%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,119,021,894
Number of Portfolio Holdings	96
Portfolio Turnover Rate	38%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.4%
Anheuser-Busch InBev SA	2.2%
ASML Holding NV	2.1%
Siemens Energy AG	2.0%
AstraZeneca PLC	1.8%
Japan Post Bank Co. Ltd.	1.8%
UniCredit SpA	1.8%
Erste Group Bank AG	1.8%
ING Groep NV	1.8%
RWE AG	1.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.0%
Financials	21.5%
Information Technology	12.6%
Health Care	10.1%
Materials	8.1%
Consumer Discretionary	7.4%
Consumer Staples	6.2%
Energy	3.2%
Utilities	1.7%
Real Estate	0.7%
Communication Services	0.5%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.2%
Japan	16.0%
Germany	10.8%
United States	10.8%
France	9.6%
Netherlands	5.4%
Switzerland	3.6%
Italy	3.4%
Austria	2.9%
Korea	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0068 04/26

Neuberger

International Equity Fund

Semi-Annual Shareholder Report

February 28, 2026

Class C: NIQCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$103	1.96%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,119,021,894
Number of Portfolio Holdings	96
Portfolio Turnover Rate	38%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.4%
Anheuser-Busch InBev SA	2.2%
ASML Holding NV	2.1%
Siemens Energy AG	2.0%
AstraZeneca PLC	1.8%
Japan Post Bank Co. Ltd.	1.8%
UniCredit SpA	1.8%
Erste Group Bank AG	1.8%
ING Groep NV	1.8%
RWE AG	1.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.0%
Financials	21.5%
Information Technology	12.6%
Health Care	10.1%
Materials	8.1%
Consumer Discretionary	7.4%
Consumer Staples	6.2%
Energy	3.2%
Utilities	1.7%
Real Estate	0.7%
Communication Services	0.5%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.2%
Japan	16.0%
Germany	10.8%
United States	10.8%
France	9.6%
Netherlands	5.4%
Switzerland	3.6%
Italy	3.4%
Austria	2.9%
Korea	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0060 04/26

Neuberger

International Equity Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R6: NRIQX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$40	0.75%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,119,021,894
Number of Portfolio Holdings	96
Portfolio Turnover Rate	38%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.4%
Anheuser-Busch InBev SA	2.2%
ASML Holding NV	2.1%
Siemens Energy AG	2.0%
AstraZeneca PLC	1.8%
Japan Post Bank Co. Ltd.	1.8%
UniCredit SpA	1.8%
Erste Group Bank AG	1.8%
ING Groep NV	1.8%
RWE AG	1.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.0%
Financials	21.5%
Information Technology	12.6%
Health Care	10.1%
Materials	8.1%
Consumer Discretionary	7.4%
Consumer Staples	6.2%
Energy	3.2%
Utilities	1.7%
Real Estate	0.7%
Communication Services	0.5%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.2%
Japan	16.0%
Germany	10.8%
United States	10.8%
France	9.6%
Netherlands	5.4%
Switzerland	3.6%
Italy	3.4%
Austria	2.9%
Korea	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0070 04/26

Neuberger

International Equity Fund

Semi-Annual Shareholder Report

February 28, 2026

Class E: NIQEX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$3	0.06%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,119,021,894
Number of Portfolio Holdings	96
Portfolio Turnover Rate	38%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.4%
Anheuser-Busch InBev SA	2.2%
ASML Holding NV	2.1%
Siemens Energy AG	2.0%
AstraZeneca PLC	1.8%
Japan Post Bank Co. Ltd.	1.8%
UniCredit SpA	1.8%
Erste Group Bank AG	1.8%
ING Groep NV	1.8%
RWE AG	1.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.0%
Financials	21.5%
Information Technology	12.6%
Health Care	10.1%
Materials	8.1%
Consumer Discretionary	7.4%
Consumer Staples	6.2%
Energy	3.2%
Utilities	1.7%
Real Estate	0.7%
Communication Services	0.5%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.2%
Japan	16.0%
Germany	10.8%
United States	10.8%
France	9.6%
Netherlands	5.4%
Switzerland	3.6%
Italy	3.4%
Austria	2.9%
Korea	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0069 04/26

Neuberger

International Select Fund

Semi-Annual Shareholder Report

February 28, 2026

Trust Class: NILTX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$61	1.15%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$272,640,134
Number of Portfolio Holdings	82
Portfolio Turnover Rate	43%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.6%
State Street Navigator Securities Lending Government Money Market Portfolio	2.3%
Anheuser-Busch InBev SA	2.2%
Siemens Energy AG	2.2%
ASML Holding NV	2.0%
AstraZeneca PLC	2.0%
Erste Group Bank AG	1.9%
ING Groep NV	1.9%
Resona Holdings, Inc.	1.9%
SLB Ltd.	1.8%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.1%
Financials	22.4%
Information Technology	13.3%
Health Care	10.4%
Materials	8.2%
Consumer Discretionary	7.7%
Consumer Staples	6.1%
Energy	3.3%
Utilities	1.7%
Communication Services	0.5%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.1%
Japan	14.0%
United States	13.3%
Germany	11.7%
France	11.3%
Netherlands	5.7%
Austria	3.1%
Korea	3.1%
Switzerland	2.6%
Denmark	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalSelect/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0077 04/26

Neuberger

International Select Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Class: NILIX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$42	0.80%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$272,640,134
Number of Portfolio Holdings	82
Portfolio Turnover Rate	43%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.6%
State Street Navigator Securities Lending Government Money Market Portfolio	2.3%
Anheuser-Busch InBev SA	2.2%
Siemens Energy AG	2.2%
ASML Holding NV	2.0%
AstraZeneca PLC	2.0%
Erste Group Bank AG	1.9%
ING Groep NV	1.9%
Resona Holdings, Inc.	1.9%
SLB Ltd.	1.8%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.1%
Financials	22.4%
Information Technology	13.3%
Health Care	10.4%
Materials	8.2%
Consumer Discretionary	7.7%
Consumer Staples	6.1%
Energy	3.3%
Utilities	1.7%
Communication Services	0.5%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.1%
Japan	14.0%
United States	13.3%
Germany	11.7%
France	11.3%
Netherlands	5.7%
Austria	3.1%
Korea	3.1%
Switzerland	2.6%
Denmark	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalSelect/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0082 04/26

Neuberger

International Select Fund

Semi-Annual Shareholder Report

February 28, 2026

Class A: NBNAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$61	1.16%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$272,640,134
Number of Portfolio Holdings	82
Portfolio Turnover Rate	43%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.6%
State Street Navigator Securities Lending Government Money Market Portfolio	2.3%
Anheuser-Busch InBev SA	2.2%
Siemens Energy AG	2.2%
ASML Holding NV	2.0%
AstraZeneca PLC	2.0%
Erste Group Bank AG	1.9%
ING Groep NV	1.9%
Resona Holdings, Inc.	1.9%
SLB Ltd.	1.8%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.1%
Financials	22.4%
Information Technology	13.3%
Health Care	10.4%
Materials	8.2%
Consumer Discretionary	7.7%
Consumer Staples	6.1%
Energy	3.3%
Utilities	1.7%
Communication Services	0.5%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.1%
Japan	14.0%
United States	13.3%
Germany	11.7%
France	11.3%
Netherlands	5.7%
Austria	3.1%
Korea	3.1%
Switzerland	2.6%
Denmark	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalSelect/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0078 04/26

Neuberger

International Select Fund

Semi-Annual Shareholder Report

February 28, 2026

Class C: NBNCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$101	1.91%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$272,640,134
Number of Portfolio Holdings	82
Portfolio Turnover Rate	43%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.6%
State Street Navigator Securities Lending Government Money Market Portfolio	2.3%
Anheuser-Busch InBev SA	2.2%
Siemens Energy AG	2.2%
ASML Holding NV	2.0%
AstraZeneca PLC	2.0%
Erste Group Bank AG	1.9%
ING Groep NV	1.9%
Resona Holdings, Inc.	1.9%
SLB Ltd.	1.8%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.1%
Financials	22.4%
Information Technology	13.3%
Health Care	10.4%
Materials	8.2%
Consumer Discretionary	7.7%
Consumer Staples	6.1%
Energy	3.3%
Utilities	1.7%
Communication Services	0.5%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.1%
Japan	14.0%
United States	13.3%
Germany	11.7%
France	11.3%
Netherlands	5.7%
Austria	3.1%
Korea	3.1%
Switzerland	2.6%
Denmark	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalSelect/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0081 04/26

Neuberger

International Select Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R3: NBNRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$74	1.41%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$272,640,134
Number of Portfolio Holdings	82
Portfolio Turnover Rate	43%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.6%
State Street Navigator Securities Lending Government Money Market Portfolio	2.3%
Anheuser-Busch InBev SA	2.2%
Siemens Energy AG	2.2%
ASML Holding NV	2.0%
AstraZeneca PLC	2.0%
Erste Group Bank AG	1.9%
ING Groep NV	1.9%
Resona Holdings, Inc.	1.9%
SLB Ltd.	1.8%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.1%
Financials	22.4%
Information Technology	13.3%
Health Care	10.4%
Materials	8.2%
Consumer Discretionary	7.7%
Consumer Staples	6.1%
Energy	3.3%
Utilities	1.7%
Communication Services	0.5%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.1%
Japan	14.0%
United States	13.3%
Germany	11.7%
France	11.3%
Netherlands	5.7%
Austria	3.1%
Korea	3.1%
Switzerland	2.6%
Denmark	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalSelect/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0079 04/26

Neuberger

International Select Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R6: NRILX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$38	0.71%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$272,640,134
Number of Portfolio Holdings	82
Portfolio Turnover Rate	43%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.6%
State Street Navigator Securities Lending Government Money Market Portfolio	2.3%
Anheuser-Busch InBev SA	2.2%
Siemens Energy AG	2.2%
ASML Holding NV	2.0%
AstraZeneca PLC	2.0%
Erste Group Bank AG	1.9%
ING Groep NV	1.9%
Resona Holdings, Inc.	1.9%
SLB Ltd.	1.8%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.1%
Financials	22.4%
Information Technology	13.3%
Health Care	10.4%
Materials	8.2%
Consumer Discretionary	7.7%
Consumer Staples	6.1%
Energy	3.3%
Utilities	1.7%
Communication Services	0.5%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.1%
Japan	14.0%
United States	13.3%
Germany	11.7%
France	11.3%
Netherlands	5.7%
Austria	3.1%
Korea	3.1%
Switzerland	2.6%
Denmark	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/InternationalSelect/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0080 04/26

Neuberger

Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Class: NINLX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$51	0.95%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,300,810,068
Number of Portfolio Holdings	99
Portfolio Turnover Rate	11%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Viasat, Inc.	4.8%
Resideo Technologies, Inc.	3.3%
Ormat Technologies, Inc.	2.7%
AerCap Holdings NV	2.6%
Enviri Corp.	2.4%
Veeco Instruments, Inc.	2.3%
IPG Photonics Corp.	2.2%
Huntington Bancshares, Inc.	2.1%
KBR, Inc.	2.1%
Rambus, Inc.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	31.5%
Industrials	22.3%
Utilities	10.0%
Health Care	8.3%
Energy	6.5%
Consumer Discretionary	6.2%
Financials	5.9%
Materials	4.2%
Communication Services	3.1%
Consumer Staples	0.9%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/IntrinsicValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0315 04/26

Neuberger

Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2026

Class A: NINAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$71	1.32%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,300,810,068
Number of Portfolio Holdings	99
Portfolio Turnover Rate	11%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Viasat, Inc.	4.8%
Resideo Technologies, Inc.	3.3%
Ormat Technologies, Inc.	2.7%
AerCap Holdings NV	2.6%
Enviri Corp.	2.4%
Veeco Instruments, Inc.	2.3%
IPG Photonics Corp.	2.2%
Huntington Bancshares, Inc.	2.1%
KBR, Inc.	2.1%
Rambus, Inc.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	31.5%
Industrials	22.3%
Utilities	10.0%
Health Care	8.3%
Energy	6.5%
Consumer Discretionary	6.2%
Financials	5.9%
Materials	4.2%
Communication Services	3.1%
Consumer Staples	0.9%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/IntrinsicValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0093 04/26

Neuberger

Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2026

Class C: NINCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$111	2.06%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,300,810,068
Number of Portfolio Holdings	99
Portfolio Turnover Rate	11%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Viasat, Inc.	4.8%
Resideo Technologies, Inc.	3.3%
Ormat Technologies, Inc.	2.7%
AerCap Holdings NV	2.6%
Enviri Corp.	2.4%
Veeco Instruments, Inc.	2.3%
IPG Photonics Corp.	2.2%
Huntington Bancshares, Inc.	2.1%
KBR, Inc.	2.1%
Rambus, Inc.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	31.5%
Industrials	22.3%
Utilities	10.0%
Health Care	8.3%
Energy	6.5%
Consumer Discretionary	6.2%
Financials	5.9%
Materials	4.2%
Communication Services	3.1%
Consumer Staples	0.9%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/IntrinsicValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0316 04/26

Neuberger

Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R6: NRINX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$46	0.85%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,300,810,068
Number of Portfolio Holdings	99
Portfolio Turnover Rate	11%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Viasat, Inc.	4.8%
Resideo Technologies, Inc.	3.3%
Ormat Technologies, Inc.	2.7%
AerCap Holdings NV	2.6%
Enviri Corp.	2.4%
Veeco Instruments, Inc.	2.3%
IPG Photonics Corp.	2.2%
Huntington Bancshares, Inc.	2.1%
KBR, Inc.	2.1%
Rambus, Inc.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	31.5%
Industrials	22.3%
Utilities	10.0%
Health Care	8.3%
Energy	6.5%
Consumer Discretionary	6.2%
Financials	5.9%
Materials	4.2%
Communication Services	3.1%
Consumer Staples	0.9%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/IntrinsicValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0094 04/26

Neuberger

Large Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Investor Class: NGUAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$39	0.79%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$2,459,321,574
Number of Portfolio Holdings	72
Portfolio Turnover Rate	16%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	8.2%
Alphabet, Inc. Class A	7.7%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.9%
Meta Platforms, Inc. Class A	4.7%
Fanatics Holdings, Inc. Class A	3.9%
Broadcom, Inc.	3.9%
Eli Lilly & Co.	3.1%
Netflix, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	36.0%
Communication Services	16.1%
Consumer Discretionary	13.3%
Financials	12.1%
Industrials	9.2%
Health Care	6.7%
Utilities	2.6%
Consumer Staples	2.5%
Energy	0.7%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0103 04/26

Neuberger

Large Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Trust Class: NBGTX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$49	1.00%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$2,459,321,574
Number of Portfolio Holdings	72
Portfolio Turnover Rate	16%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	8.2%
Alphabet, Inc. Class A	7.7%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.9%
Meta Platforms, Inc. Class A	4.7%
Fanatics Holdings, Inc. Class A	3.9%
Broadcom, Inc.	3.9%
Eli Lilly & Co.	3.1%
Netflix, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	36.0%
Communication Services	16.1%
Consumer Discretionary	13.3%
Financials	12.1%
Industrials	9.2%
Health Care	6.7%
Utilities	2.6%
Consumer Staples	2.5%
Energy	0.7%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0104 04/26

Neuberger

Large Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Advisor Class: NBGUX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$74	1.50%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$2,459,321,574
Number of Portfolio Holdings	72
Portfolio Turnover Rate	16%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	8.2%
Alphabet, Inc. Class A	7.7%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.9%
Meta Platforms, Inc. Class A	4.7%
Fanatics Holdings, Inc. Class A	3.9%
Broadcom, Inc.	3.9%
Eli Lilly & Co.	3.1%
Netflix, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	36.0%
Communication Services	16.1%
Consumer Discretionary	13.3%
Financials	12.1%
Industrials	9.2%
Health Care	6.7%
Utilities	2.6%
Consumer Staples	2.5%
Energy	0.7%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0110 04/26

Neuberger

Large Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Class: NGDLX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$32	0.65%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$2,459,321,574
Number of Portfolio Holdings	72
Portfolio Turnover Rate	16%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	8.2%
Alphabet, Inc. Class A	7.7%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.9%
Meta Platforms, Inc. Class A	4.7%
Fanatics Holdings, Inc. Class A	3.9%
Broadcom, Inc.	3.9%
Eli Lilly & Co.	3.1%
Netflix, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	36.0%
Communication Services	16.1%
Consumer Discretionary	13.3%
Financials	12.1%
Industrials	9.2%
Health Care	6.7%
Utilities	2.6%
Consumer Staples	2.5%
Energy	0.7%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0109 04/26

Neuberger

Large Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Class A: NGDAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$50	1.02%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$2,459,321,574
Number of Portfolio Holdings	72
Portfolio Turnover Rate	16%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	8.2%
Alphabet, Inc. Class A	7.7%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.9%
Meta Platforms, Inc. Class A	4.7%
Fanatics Holdings, Inc. Class A	3.9%
Broadcom, Inc.	3.9%
Eli Lilly & Co.	3.1%
Netflix, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	36.0%
Communication Services	16.1%
Consumer Discretionary	13.3%
Financials	12.1%
Industrials	9.2%
Health Care	6.7%
Utilities	2.6%
Consumer Staples	2.5%
Energy	0.7%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0105 04/26

Neuberger

Large Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Class C: NGDCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$87	1.76%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$2,459,321,574
Number of Portfolio Holdings	72
Portfolio Turnover Rate	16%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	8.2%
Alphabet, Inc. Class A	7.7%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.9%
Meta Platforms, Inc. Class A	4.7%
Fanatics Holdings, Inc. Class A	3.9%
Broadcom, Inc.	3.9%
Eli Lilly & Co.	3.1%
Netflix, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	36.0%
Communication Services	16.1%
Consumer Discretionary	13.3%
Financials	12.1%
Industrials	9.2%
Health Care	6.7%
Utilities	2.6%
Consumer Staples	2.5%
Energy	0.7%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0108 04/26

Neuberger

Large Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R3: NGDRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$64	1.29%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$2,459,321,574
Number of Portfolio Holdings	72
Portfolio Turnover Rate	16%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	8.2%
Alphabet, Inc. Class A	7.7%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.9%
Meta Platforms, Inc. Class A	4.7%
Fanatics Holdings, Inc. Class A	3.9%
Broadcom, Inc.	3.9%
Eli Lilly & Co.	3.1%
Netflix, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	36.0%
Communication Services	16.1%
Consumer Discretionary	13.3%
Financials	12.1%
Industrials	9.2%
Health Care	6.7%
Utilities	2.6%
Consumer Staples	2.5%
Energy	0.7%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0106 04/26

Neuberger

Large Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R6: NGRDX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$27	0.55%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$2,459,321,574
Number of Portfolio Holdings	72
Portfolio Turnover Rate	16%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	8.2%
Alphabet, Inc. Class A	7.7%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.9%
Meta Platforms, Inc. Class A	4.7%
Fanatics Holdings, Inc. Class A	3.9%
Broadcom, Inc.	3.9%
Eli Lilly & Co.	3.1%
Netflix, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	36.0%
Communication Services	16.1%
Consumer Discretionary	13.3%
Financials	12.1%
Industrials	9.2%
Health Care	6.7%
Utilities	2.6%
Consumer Staples	2.5%
Energy	0.7%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0107 04/26

Neuberger

Large Cap Value Fund

Semi-Annual Shareholder Report

February 28, 2026

Investor Class: NPRTX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$40	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$9,461,723,277
Number of Portfolio Holdings	81
Portfolio Turnover Rate	29%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Exxon Mobil Corp.	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.9%
Southern Copper Corp.	4.0%
Johnson & Johnson	3.2%
Boeing Co.	3.0%
JPMorgan Chase & Co.	2.7%
Chevron Corp.	2.6%
CME Group, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Medtronic PLC	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.1%
Health Care	15.1%
Materials	14.8%
Industrials	12.6%
Energy	12.5%
Information Technology	5.6%
Communication Services	4.7%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Utilities	2.2%
Real Estate	0.0%
Short-Term Investments	6.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0120 04/26

Neuberger

Large Cap Value Fund

Semi-Annual Shareholder Report

February 28, 2026

Trust Class: NBPTX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$52	0.95%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$9,461,723,277
Number of Portfolio Holdings	81
Portfolio Turnover Rate	29%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Exxon Mobil Corp.	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.9%
Southern Copper Corp.	4.0%
Johnson & Johnson	3.2%
Boeing Co.	3.0%
JPMorgan Chase & Co.	2.7%
Chevron Corp.	2.6%
CME Group, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Medtronic PLC	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.1%
Health Care	15.1%
Materials	14.8%
Industrials	12.6%
Energy	12.5%
Information Technology	5.6%
Communication Services	4.7%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Utilities	2.2%
Real Estate	0.0%
Short-Term Investments	6.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0121 04/26

Neuberger

Large Cap Value Fund

Semi-Annual Shareholder Report

February 28, 2026

Advisor Class: NBPBX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$60	1.10%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$9,461,723,277
Number of Portfolio Holdings	81
Portfolio Turnover Rate	29%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Exxon Mobil Corp.	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.9%
Southern Copper Corp.	4.0%
Johnson & Johnson	3.2%
Boeing Co.	3.0%
JPMorgan Chase & Co.	2.7%
Chevron Corp.	2.6%
CME Group, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Medtronic PLC	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.1%
Health Care	15.1%
Materials	14.8%
Industrials	12.6%
Energy	12.5%
Information Technology	5.6%
Communication Services	4.7%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Utilities	2.2%
Real Estate	0.0%
Short-Term Investments	6.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0128 04/26

Neuberger

Large Cap Value Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Class: NBPIX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$33	0.60%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$9,461,723,277
Number of Portfolio Holdings	81
Portfolio Turnover Rate	29%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Exxon Mobil Corp.	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.9%
Southern Copper Corp.	4.0%
Johnson & Johnson	3.2%
Boeing Co.	3.0%
JPMorgan Chase & Co.	2.7%
Chevron Corp.	2.6%
CME Group, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Medtronic PLC	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.1%
Health Care	15.1%
Materials	14.8%
Industrials	12.6%
Energy	12.5%
Information Technology	5.6%
Communication Services	4.7%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Utilities	2.2%
Real Estate	0.0%
Short-Term Investments	6.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0127 04/26

Neuberger

Large Cap Value Fund

Semi-Annual Shareholder Report

February 28, 2026

Class A: NPNAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$52	0.96%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$9,461,723,277
Number of Portfolio Holdings	81
Portfolio Turnover Rate	29%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Exxon Mobil Corp.	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.9%
Southern Copper Corp.	4.0%
Johnson & Johnson	3.2%
Boeing Co.	3.0%
JPMorgan Chase & Co.	2.7%
Chevron Corp.	2.6%
CME Group, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Medtronic PLC	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.1%
Health Care	15.1%
Materials	14.8%
Industrials	12.6%
Energy	12.5%
Information Technology	5.6%
Communication Services	4.7%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Utilities	2.2%
Real Estate	0.0%
Short-Term Investments	6.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0122 04/26

Neuberger

Large Cap Value Fund

Semi-Annual Shareholder Report

February 28, 2026

Class C: NPNCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$93	1.71%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$9,461,723,277
Number of Portfolio Holdings	81
Portfolio Turnover Rate	29%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Exxon Mobil Corp.	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.9%
Southern Copper Corp.	4.0%
Johnson & Johnson	3.2%
Boeing Co.	3.0%
JPMorgan Chase & Co.	2.7%
Chevron Corp.	2.6%
CME Group, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Medtronic PLC	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.1%
Health Care	15.1%
Materials	14.8%
Industrials	12.6%
Energy	12.5%
Information Technology	5.6%
Communication Services	4.7%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Utilities	2.2%
Real Estate	0.0%
Short-Term Investments	6.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0126 04/26

Neuberger

Large Cap Value Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R3: NPNRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$67	1.23%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$9,461,723,277
Number of Portfolio Holdings	81
Portfolio Turnover Rate	29%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Exxon Mobil Corp.	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.9%
Southern Copper Corp.	4.0%
Johnson & Johnson	3.2%
Boeing Co.	3.0%
JPMorgan Chase & Co.	2.7%
Chevron Corp.	2.6%
CME Group, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Medtronic PLC	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.1%
Health Care	15.1%
Materials	14.8%
Industrials	12.6%
Energy	12.5%
Information Technology	5.6%
Communication Services	4.7%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Utilities	2.2%
Real Estate	0.0%
Short-Term Investments	6.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0124 04/26

Neuberger

Large Cap Value Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R6: NRLCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$27	0.50%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$9,461,723,277
Number of Portfolio Holdings	81
Portfolio Turnover Rate	29%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Exxon Mobil Corp.	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.9%
Southern Copper Corp.	4.0%
Johnson & Johnson	3.2%
Boeing Co.	3.0%
JPMorgan Chase & Co.	2.7%
Chevron Corp.	2.6%
CME Group, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Medtronic PLC	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.1%
Health Care	15.1%
Materials	14.8%
Industrials	12.6%
Energy	12.5%
Information Technology	5.6%
Communication Services	4.7%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Utilities	2.2%
Real Estate	0.0%
Short-Term Investments	6.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0125 04/26

Neuberger

Large Cap Value Fund

Semi-Annual Shareholder Report

February 28, 2026

Class E: NPNEX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$1	0.02%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$9,461,723,277
Number of Portfolio Holdings	81
Portfolio Turnover Rate	29%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Exxon Mobil Corp.	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.9%
Southern Copper Corp.	4.0%
Johnson & Johnson	3.2%
Boeing Co.	3.0%
JPMorgan Chase & Co.	2.7%
Chevron Corp.	2.6%
CME Group, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Medtronic PLC	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.1%
Health Care	15.1%
Materials	14.8%
Industrials	12.6%
Energy	12.5%
Information Technology	5.6%
Communication Services	4.7%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Utilities	2.2%
Real Estate	0.0%
Short-Term Investments	6.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/LargeCapValue/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0123 04/26

Neuberger

Mid Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Investor Class: NMANX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$40	0.82%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,991,618,374
Number of Portfolio Holdings	76
Portfolio Turnover Rate	91%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Cencora, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.7%
Howmet Aerospace, Inc.	3.7%
Vertiv Holdings Co. Class A	3.7%
Royal Caribbean Cruises Ltd.	3.2%
Quanta Services, Inc.	2.9%
Cloudflare, Inc. Class A	2.6%
IDEXX Laboratories, Inc.	2.5%
Cardinal Health, Inc.	2.4%
Fastenal Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	25.9%
Consumer Discretionary	20.4%
Information Technology	17.8%
Health Care	16.5%
Financials	7.7%
Energy	3.3%
Consumer Staples	2.4%
Communication Services	2.4%
Utilities	1.2%
Materials	0.6%
Short-Term Investments	1.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0137 04/26

Neuberger

Mid Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Trust Class: NBMTX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$45	0.92%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,991,618,374
Number of Portfolio Holdings	76
Portfolio Turnover Rate	91%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Cencora, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.7%
Howmet Aerospace, Inc.	3.7%
Vertiv Holdings Co. Class A	3.7%
Royal Caribbean Cruises Ltd.	3.2%
Quanta Services, Inc.	2.9%
Cloudflare, Inc. Class A	2.6%
IDEXX Laboratories, Inc.	2.5%
Cardinal Health, Inc.	2.4%
Fastenal Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	25.9%
Consumer Discretionary	20.4%
Information Technology	17.8%
Health Care	16.5%
Financials	7.7%
Energy	3.3%
Consumer Staples	2.4%
Communication Services	2.4%
Utilities	1.2%
Materials	0.6%
Short-Term Investments	1.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0138 04/26

Neuberger

Mid Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Advisor Class: NBMBX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$57	1.17%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,991,618,374
Number of Portfolio Holdings	76
Portfolio Turnover Rate	91%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Cencora, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.7%
Howmet Aerospace, Inc.	3.7%
Vertiv Holdings Co. Class A	3.7%
Royal Caribbean Cruises Ltd.	3.2%
Quanta Services, Inc.	2.9%
Cloudflare, Inc. Class A	2.6%
IDEXX Laboratories, Inc.	2.5%
Cardinal Health, Inc.	2.4%
Fastenal Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	25.9%
Consumer Discretionary	20.4%
Information Technology	17.8%
Health Care	16.5%
Financials	7.7%
Energy	3.3%
Consumer Staples	2.4%
Communication Services	2.4%
Utilities	1.2%
Materials	0.6%
Short-Term Investments	1.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0144 04/26

Neuberger

Mid Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Class: NBMLX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$32	0.66%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,991,618,374
Number of Portfolio Holdings	76
Portfolio Turnover Rate	91%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Cencora, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.7%
Howmet Aerospace, Inc.	3.7%
Vertiv Holdings Co. Class A	3.7%
Royal Caribbean Cruises Ltd.	3.2%
Quanta Services, Inc.	2.9%
Cloudflare, Inc. Class A	2.6%
IDEXX Laboratories, Inc.	2.5%
Cardinal Health, Inc.	2.4%
Fastenal Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	25.9%
Consumer Discretionary	20.4%
Information Technology	17.8%
Health Care	16.5%
Financials	7.7%
Energy	3.3%
Consumer Staples	2.4%
Communication Services	2.4%
Utilities	1.2%
Materials	0.6%
Short-Term Investments	1.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0143 04/26

Neuberger

Mid Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Class A: NMGAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$50	1.03%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,991,618,374
Number of Portfolio Holdings	76
Portfolio Turnover Rate	91%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Cencora, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.7%
Howmet Aerospace, Inc.	3.7%
Vertiv Holdings Co. Class A	3.7%
Royal Caribbean Cruises Ltd.	3.2%
Quanta Services, Inc.	2.9%
Cloudflare, Inc. Class A	2.6%
IDEXX Laboratories, Inc.	2.5%
Cardinal Health, Inc.	2.4%
Fastenal Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	25.9%
Consumer Discretionary	20.4%
Information Technology	17.8%
Health Care	16.5%
Financials	7.7%
Energy	3.3%
Consumer Staples	2.4%
Communication Services	2.4%
Utilities	1.2%
Materials	0.6%
Short-Term Investments	1.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0139 04/26

Neuberger

Mid Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Class C: NMGCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$87	1.79%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,991,618,374
Number of Portfolio Holdings	76
Portfolio Turnover Rate	91%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Cencora, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.7%
Howmet Aerospace, Inc.	3.7%
Vertiv Holdings Co. Class A	3.7%
Royal Caribbean Cruises Ltd.	3.2%
Quanta Services, Inc.	2.9%
Cloudflare, Inc. Class A	2.6%
IDEXX Laboratories, Inc.	2.5%
Cardinal Health, Inc.	2.4%
Fastenal Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	25.9%
Consumer Discretionary	20.4%
Information Technology	17.8%
Health Care	16.5%
Financials	7.7%
Energy	3.3%
Consumer Staples	2.4%
Communication Services	2.4%
Utilities	1.2%
Materials	0.6%
Short-Term Investments	1.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0142 04/26

Neuberger

Mid Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R3: NMGRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$62	1.29%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,991,618,374
Number of Portfolio Holdings	76
Portfolio Turnover Rate	91%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Cencora, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.7%
Howmet Aerospace, Inc.	3.7%
Vertiv Holdings Co. Class A	3.7%
Royal Caribbean Cruises Ltd.	3.2%
Quanta Services, Inc.	2.9%
Cloudflare, Inc. Class A	2.6%
IDEXX Laboratories, Inc.	2.5%
Cardinal Health, Inc.	2.4%
Fastenal Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	25.9%
Consumer Discretionary	20.4%
Information Technology	17.8%
Health Care	16.5%
Financials	7.7%
Energy	3.3%
Consumer Staples	2.4%
Communication Services	2.4%
Utilities	1.2%
Materials	0.6%
Short-Term Investments	1.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0140 04/26

Neuberger

Mid Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R6: NRMGX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$28	0.57%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,991,618,374
Number of Portfolio Holdings	76
Portfolio Turnover Rate	91%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Cencora, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.7%
Howmet Aerospace, Inc.	3.7%
Vertiv Holdings Co. Class A	3.7%
Royal Caribbean Cruises Ltd.	3.2%
Quanta Services, Inc.	2.9%
Cloudflare, Inc. Class A	2.6%
IDEXX Laboratories, Inc.	2.5%
Cardinal Health, Inc.	2.4%
Fastenal Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	25.9%
Consumer Discretionary	20.4%
Information Technology	17.8%
Health Care	16.5%
Financials	7.7%
Energy	3.3%
Consumer Staples	2.4%
Communication Services	2.4%
Utilities	1.2%
Materials	0.6%
Short-Term Investments	1.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0141 04/26

Neuberger

Mid Cap Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2026

Investor Class: NBRVX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$51	0.96%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$51,821,914
Number of Portfolio Holdings	76
Portfolio Turnover Rate	15%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IPG Photonics Corp.	2.9%
L3Harris Technologies, Inc.	2.6%
Williams Cos., Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.4%
AerCap Holdings NV	2.3%
McKesson Corp.	2.2%
Travel & Leisure Co.	2.2%
FirstEnergy Corp.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	25.5%
Industrials	21.2%
Consumer Discretionary	10.1%
Financials	9.5%
Utilities	7.5%
Energy	7.2%
Health Care	6.5%
Real Estate	5.4%
Consumer Staples	3.3%
Materials	2.2%
Communication Services	1.6%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0152 04/26

Neuberger

Mid Cap Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2026

Trust Class: NBREX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$63	1.20%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$51,821,914
Number of Portfolio Holdings	76
Portfolio Turnover Rate	15%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IPG Photonics Corp.	2.9%
L3Harris Technologies, Inc.	2.6%
Williams Cos., Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.4%
AerCap Holdings NV	2.3%
McKesson Corp.	2.2%
Travel & Leisure Co.	2.2%
FirstEnergy Corp.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	25.5%
Industrials	21.2%
Consumer Discretionary	10.1%
Financials	9.5%
Utilities	7.5%
Energy	7.2%
Health Care	6.5%
Real Estate	5.4%
Consumer Staples	3.3%
Materials	2.2%
Communication Services	1.6%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0153 04/26

Neuberger

Mid Cap Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Class: NBRTX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$45	0.85%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$51,821,914
Number of Portfolio Holdings	76
Portfolio Turnover Rate	15%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IPG Photonics Corp.	2.9%
L3Harris Technologies, Inc.	2.6%
Williams Cos., Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.4%
AerCap Holdings NV	2.3%
McKesson Corp.	2.2%
Travel & Leisure Co.	2.2%
FirstEnergy Corp.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	25.5%
Industrials	21.2%
Consumer Discretionary	10.1%
Financials	9.5%
Utilities	7.5%
Energy	7.2%
Health Care	6.5%
Real Estate	5.4%
Consumer Staples	3.3%
Materials	2.2%
Communication Services	1.6%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0158 04/26

Neuberger

Mid Cap Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2026

Class A: NBRAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$64	1.21%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$51,821,914
Number of Portfolio Holdings	76
Portfolio Turnover Rate	15%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IPG Photonics Corp.	2.9%
L3Harris Technologies, Inc.	2.6%
Williams Cos., Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.4%
AerCap Holdings NV	2.3%
McKesson Corp.	2.2%
Travel & Leisure Co.	2.2%
FirstEnergy Corp.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	25.5%
Industrials	21.2%
Consumer Discretionary	10.1%
Financials	9.5%
Utilities	7.5%
Energy	7.2%
Health Care	6.5%
Real Estate	5.4%
Consumer Staples	3.3%
Materials	2.2%
Communication Services	1.6%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0154 04/26

Neuberger

Mid Cap Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2026

Class C: NBRCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$103	1.96%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$51,821,914
Number of Portfolio Holdings	76
Portfolio Turnover Rate	15%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IPG Photonics Corp.	2.9%
L3Harris Technologies, Inc.	2.6%
Williams Cos., Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.4%
AerCap Holdings NV	2.3%
McKesson Corp.	2.2%
Travel & Leisure Co.	2.2%
FirstEnergy Corp.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	25.5%
Industrials	21.2%
Consumer Discretionary	10.1%
Financials	9.5%
Utilities	7.5%
Energy	7.2%
Health Care	6.5%
Real Estate	5.4%
Consumer Staples	3.3%
Materials	2.2%
Communication Services	1.6%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0157 04/26

Neuberger

Mid Cap Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R3: NBRRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$77	1.47%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$51,821,914
Number of Portfolio Holdings	76
Portfolio Turnover Rate	15%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IPG Photonics Corp.	2.9%
L3Harris Technologies, Inc.	2.6%
Williams Cos., Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.4%
AerCap Holdings NV	2.3%
McKesson Corp.	2.2%
Travel & Leisure Co.	2.2%
FirstEnergy Corp.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	25.5%
Industrials	21.2%
Consumer Discretionary	10.1%
Financials	9.5%
Utilities	7.5%
Energy	7.2%
Health Care	6.5%
Real Estate	5.4%
Consumer Staples	3.3%
Materials	2.2%
Communication Services	1.6%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0155 04/26

Neuberger

Mid Cap Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R6: NBMRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$40	0.75%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$51,821,914
Number of Portfolio Holdings	76
Portfolio Turnover Rate	15%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IPG Photonics Corp.	2.9%
L3Harris Technologies, Inc.	2.6%
Williams Cos., Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.4%
AerCap Holdings NV	2.3%
McKesson Corp.	2.2%
Travel & Leisure Co.	2.2%
FirstEnergy Corp.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	25.5%
Industrials	21.2%
Consumer Discretionary	10.1%
Financials	9.5%
Utilities	7.5%
Energy	7.2%
Health Care	6.5%
Real Estate	5.4%
Consumer Staples	3.3%
Materials	2.2%
Communication Services	1.6%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MidCapIntrinsic/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0156 04/26

Neuberger

Multi-Cap Opportunities Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Class: NMULX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$45	0.89%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$251,489,341
Number of Portfolio Holdings	47
Portfolio Turnover Rate	17%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class C	5.4%
Apple, Inc.	4.5%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Brookfield Corp.	3.8%
Berkshire Hathaway, Inc. Class B	3.7%
Amazon.com, Inc.	3.6%
U.S. Foods Holding Corp.	3.3%
HCA Healthcare, Inc.	3.2%
Broadcom, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	21.8%
Financials	21.8%
Consumer Discretionary	14.2%
Industrials	12.6%
Communication Services	8.4%
Health Care	6.6%
Consumer Staples	5.7%
Utilities	3.7%
Materials	3.5%
Energy	1.3%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MultiCapOpportunities/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0166 04/26

Neuberger

Multi-Cap Opportunities Fund

Semi-Annual Shareholder Report

February 28, 2026

Class A: NMUAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$64	1.26%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$251,489,341
Number of Portfolio Holdings	47
Portfolio Turnover Rate	17%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class C	5.4%
Apple, Inc.	4.5%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Brookfield Corp.	3.8%
Berkshire Hathaway, Inc. Class B	3.7%
Amazon.com, Inc.	3.6%
U.S. Foods Holding Corp.	3.3%
HCA Healthcare, Inc.	3.2%
Broadcom, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	21.8%
Financials	21.8%
Consumer Discretionary	14.2%
Industrials	12.6%
Communication Services	8.4%
Health Care	6.6%
Consumer Staples	5.7%
Utilities	3.7%
Materials	3.5%
Energy	1.3%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MultiCapOpportunities/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0163 04/26

Neuberger

Multi-Cap Opportunities Fund

Semi-Annual Shareholder Report

February 28, 2026

Class C: NMUCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$102	2.01%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$251,489,341
Number of Portfolio Holdings	47
Portfolio Turnover Rate	17%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class C	5.4%
Apple, Inc.	4.5%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Brookfield Corp.	3.8%
Berkshire Hathaway, Inc. Class B	3.7%
Amazon.com, Inc.	3.6%
U.S. Foods Holding Corp.	3.3%
HCA Healthcare, Inc.	3.2%
Broadcom, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	21.8%
Financials	21.8%
Consumer Discretionary	14.2%
Industrials	12.6%
Communication Services	8.4%
Health Care	6.6%
Consumer Staples	5.7%
Utilities	3.7%
Materials	3.5%
Energy	1.3%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MultiCapOpportunities/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0165 04/26

Neuberger

Multi-Cap Opportunities Fund

Semi-Annual Shareholder Report

February 28, 2026

Class E: NMUEX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$7	0.13%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$251,489,341
Number of Portfolio Holdings	47
Portfolio Turnover Rate	17%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class C	5.4%
Apple, Inc.	4.5%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Brookfield Corp.	3.8%
Berkshire Hathaway, Inc. Class B	3.7%
Amazon.com, Inc.	3.6%
U.S. Foods Holding Corp.	3.3%
HCA Healthcare, Inc.	3.2%
Broadcom, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	21.8%
Financials	21.8%
Consumer Discretionary	14.2%
Industrials	12.6%
Communication Services	8.4%
Health Care	6.6%
Consumer Staples	5.7%
Utilities	3.7%
Materials	3.5%
Energy	1.3%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/MultiCapOpportunities/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0164 04/26

Neuberger

Quality Equity Fund

Semi-Annual Shareholder Report

February 28, 2026

Investor Class: NBSRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$43	0.83%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$2,575,211,086
Number of Portfolio Holdings	44
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	10.3%
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Interactive Brokers Group, Inc. Class A	4.7%
Space Exploration Technologies Corp., Series E	4.4%
Applied Materials, Inc.	4.2%
NVIDIA Corp.	4.1%
Berkshire Hathaway, Inc. Class B	3.3%
Berkshire Hathaway, Inc. Class A	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	27.0%
Financials	19.8%
Industrials	16.5%
Consumer Discretionary	12.3%
Communication Services	10.4%
Health Care	10.0%
Energy	1.2%
Consumer Staples	1.2%
Materials	0.4%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0205 04/26

Neuberger

Quality Equity Fund

Semi-Annual Shareholder Report

February 28, 2026

Trust Class: NBSTX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$53	1.02%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$2,575,211,086
Number of Portfolio Holdings	44
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	10.3%
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Interactive Brokers Group, Inc. Class A	4.7%
Space Exploration Technologies Corp., Series E	4.4%
Applied Materials, Inc.	4.2%
NVIDIA Corp.	4.1%
Berkshire Hathaway, Inc. Class B	3.3%
Berkshire Hathaway, Inc. Class A	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	27.0%
Financials	19.8%
Industrials	16.5%
Consumer Discretionary	12.3%
Communication Services	10.4%
Health Care	10.0%
Energy	1.2%
Consumer Staples	1.2%
Materials	0.4%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0206 04/26

Neuberger

Quality Equity Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Class: NBSLX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$34	0.66%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$2,575,211,086
Number of Portfolio Holdings	44
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	10.3%
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Interactive Brokers Group, Inc. Class A	4.7%
Space Exploration Technologies Corp., Series E	4.4%
Applied Materials, Inc.	4.2%
NVIDIA Corp.	4.1%
Berkshire Hathaway, Inc. Class B	3.3%
Berkshire Hathaway, Inc. Class A	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	27.0%
Financials	19.8%
Industrials	16.5%
Consumer Discretionary	12.3%
Communication Services	10.4%
Health Care	10.0%
Energy	1.2%
Consumer Staples	1.2%
Materials	0.4%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0211 04/26

Neuberger

Quality Equity Fund

Semi-Annual Shareholder Report

February 28, 2026

Class A: NRAAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$54	1.03%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$2,575,211,086
Number of Portfolio Holdings	44
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	10.3%
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Interactive Brokers Group, Inc. Class A	4.7%
Space Exploration Technologies Corp., Series E	4.4%
Applied Materials, Inc.	4.2%
NVIDIA Corp.	4.1%
Berkshire Hathaway, Inc. Class B	3.3%
Berkshire Hathaway, Inc. Class A	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	27.0%
Financials	19.8%
Industrials	16.5%
Consumer Discretionary	12.3%
Communication Services	10.4%
Health Care	10.0%
Energy	1.2%
Consumer Staples	1.2%
Materials	0.4%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0207 04/26

Neuberger

Quality Equity Fund

Semi-Annual Shareholder Report

February 28, 2026

Class C: NRACX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$92	1.78%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$2,575,211,086
Number of Portfolio Holdings	44
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	10.3%
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Interactive Brokers Group, Inc. Class A	4.7%
Space Exploration Technologies Corp., Series E	4.4%
Applied Materials, Inc.	4.2%
NVIDIA Corp.	4.1%
Berkshire Hathaway, Inc. Class B	3.3%
Berkshire Hathaway, Inc. Class A	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	27.0%
Financials	19.8%
Industrials	16.5%
Consumer Discretionary	12.3%
Communication Services	10.4%
Health Care	10.0%
Energy	1.2%
Consumer Staples	1.2%
Materials	0.4%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0210 04/26

Neuberger

Quality Equity Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R3: NRARX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$67	1.28%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$2,575,211,086
Number of Portfolio Holdings	44
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	10.3%
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Interactive Brokers Group, Inc. Class A	4.7%
Space Exploration Technologies Corp., Series E	4.4%
Applied Materials, Inc.	4.2%
NVIDIA Corp.	4.1%
Berkshire Hathaway, Inc. Class B	3.3%
Berkshire Hathaway, Inc. Class A	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	27.0%
Financials	19.8%
Industrials	16.5%
Consumer Discretionary	12.3%
Communication Services	10.4%
Health Care	10.0%
Energy	1.2%
Consumer Staples	1.2%
Materials	0.4%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0208 04/26

Neuberger

Quality Equity Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R6: NRSRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$30	0.57%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$2,575,211,086
Number of Portfolio Holdings	44
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	10.3%
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Interactive Brokers Group, Inc. Class A	4.7%
Space Exploration Technologies Corp., Series E	4.4%
Applied Materials, Inc.	4.2%
NVIDIA Corp.	4.1%
Berkshire Hathaway, Inc. Class B	3.3%
Berkshire Hathaway, Inc. Class A	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	27.0%
Financials	19.8%
Industrials	16.5%
Consumer Discretionary	12.3%
Communication Services	10.4%
Health Care	10.0%
Energy	1.2%
Consumer Staples	1.2%
Materials	0.4%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0209 04/26

Neuberger

Quality Equity Fund

Semi-Annual Shareholder Report

February 28, 2026

Class E: NRAEX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$2	0.04%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$2,575,211,086
Number of Portfolio Holdings	44
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	10.3%
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Interactive Brokers Group, Inc. Class A	4.7%
Space Exploration Technologies Corp., Series E	4.4%
Applied Materials, Inc.	4.2%
NVIDIA Corp.	4.1%
Berkshire Hathaway, Inc. Class B	3.3%
Berkshire Hathaway, Inc. Class A	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	27.0%
Financials	19.8%
Industrials	16.5%
Consumer Discretionary	12.3%
Communication Services	10.4%
Health Care	10.0%
Energy	1.2%
Consumer Staples	1.2%
Materials	0.4%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/QualityEquity/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0212 04/26

Neuberger

Real Estate Fund

Semi-Annual Shareholder Report

February 28, 2026

Trust Class: NBRFX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$53	1.04%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$672,221,347
Number of Portfolio Holdings	36
Portfolio Turnover Rate	19%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	9.4%
Equinix, Inc.	8.7%
Prologis, Inc.	8.5%
American Tower Corp.	7.4%
Digital Realty Trust, Inc.	4.5%
Ventas, Inc.	4.3%
Simon Property Group, Inc.	4.0%
AvalonBay Communities, Inc.	4.0%
Public Storage	3.6%
SBA Communications Corp.	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	18.2%
Telecommunications	13.2%
Data Centers	13.1%
Industrial	9.6%
Apartments	8.8%
Free Standing	7.2%
Self Storage	6.2%
Regional Malls	5.4%
Shopping Centers	4.1%
Manufactured Homes	3.6%
Single Family Homes	2.9%
Specialty	2.9%
Office	2.0%
Gaming	1.4%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0174 04/26

Neuberger

Real Estate Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Class: NBRIX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$44	0.85%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$672,221,347
Number of Portfolio Holdings	36
Portfolio Turnover Rate	19%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	9.4%
Equinix, Inc.	8.7%
Prologis, Inc.	8.5%
American Tower Corp.	7.4%
Digital Realty Trust, Inc.	4.5%
Ventas, Inc.	4.3%
Simon Property Group, Inc.	4.0%
AvalonBay Communities, Inc.	4.0%
Public Storage	3.6%
SBA Communications Corp.	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	18.2%
Telecommunications	13.2%
Data Centers	13.1%
Industrial	9.6%
Apartments	8.8%
Free Standing	7.2%
Self Storage	6.2%
Regional Malls	5.4%
Shopping Centers	4.1%
Manufactured Homes	3.6%
Single Family Homes	2.9%
Specialty	2.9%
Office	2.0%
Gaming	1.4%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0180 04/26

Neuberger

Real Estate Fund

Semi-Annual Shareholder Report

February 28, 2026

Class A: NREAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$62	1.21%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$672,221,347
Number of Portfolio Holdings	36
Portfolio Turnover Rate	19%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	9.4%
Equinix, Inc.	8.7%
Prologis, Inc.	8.5%
American Tower Corp.	7.4%
Digital Realty Trust, Inc.	4.5%
Ventas, Inc.	4.3%
Simon Property Group, Inc.	4.0%
AvalonBay Communities, Inc.	4.0%
Public Storage	3.6%
SBA Communications Corp.	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	18.2%
Telecommunications	13.2%
Data Centers	13.1%
Industrial	9.6%
Apartments	8.8%
Free Standing	7.2%
Self Storage	6.2%
Regional Malls	5.4%
Shopping Centers	4.1%
Manufactured Homes	3.6%
Single Family Homes	2.9%
Specialty	2.9%
Office	2.0%
Gaming	1.4%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0175 04/26

Neuberger

Real Estate Fund

Semi-Annual Shareholder Report

February 28, 2026

Class C: NRECX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$100	1.96%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$672,221,347
Number of Portfolio Holdings	36
Portfolio Turnover Rate	19%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	9.4%
Equinix, Inc.	8.7%
Prologis, Inc.	8.5%
American Tower Corp.	7.4%
Digital Realty Trust, Inc.	4.5%
Ventas, Inc.	4.3%
Simon Property Group, Inc.	4.0%
AvalonBay Communities, Inc.	4.0%
Public Storage	3.6%
SBA Communications Corp.	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	18.2%
Telecommunications	13.2%
Data Centers	13.1%
Industrial	9.6%
Apartments	8.8%
Free Standing	7.2%
Self Storage	6.2%
Regional Malls	5.4%
Shopping Centers	4.1%
Manufactured Homes	3.6%
Single Family Homes	2.9%
Specialty	2.9%
Office	2.0%
Gaming	1.4%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0179 04/26

Neuberger

Real Estate Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R3: NRERX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$75	1.46%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$672,221,347
Number of Portfolio Holdings	36
Portfolio Turnover Rate	19%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	9.4%
Equinix, Inc.	8.7%
Prologis, Inc.	8.5%
American Tower Corp.	7.4%
Digital Realty Trust, Inc.	4.5%
Ventas, Inc.	4.3%
Simon Property Group, Inc.	4.0%
AvalonBay Communities, Inc.	4.0%
Public Storage	3.6%
SBA Communications Corp.	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	18.2%
Telecommunications	13.2%
Data Centers	13.1%
Industrial	9.6%
Apartments	8.8%
Free Standing	7.2%
Self Storage	6.2%
Regional Malls	5.4%
Shopping Centers	4.1%
Manufactured Homes	3.6%
Single Family Homes	2.9%
Specialty	2.9%
Office	2.0%
Gaming	1.4%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0177 04/26

Neuberger

Real Estate Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R6: NRREX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$39	0.75%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$672,221,347
Number of Portfolio Holdings	36
Portfolio Turnover Rate	19%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	9.4%
Equinix, Inc.	8.7%
Prologis, Inc.	8.5%
American Tower Corp.	7.4%
Digital Realty Trust, Inc.	4.5%
Ventas, Inc.	4.3%
Simon Property Group, Inc.	4.0%
AvalonBay Communities, Inc.	4.0%
Public Storage	3.6%
SBA Communications Corp.	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	18.2%
Telecommunications	13.2%
Data Centers	13.1%
Industrial	9.6%
Apartments	8.8%
Free Standing	7.2%
Self Storage	6.2%
Regional Malls	5.4%
Shopping Centers	4.1%
Manufactured Homes	3.6%
Single Family Homes	2.9%
Specialty	2.9%
Office	2.0%
Gaming	1.4%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0178 04/26

Neuberger

Real Estate Fund

Semi-Annual Shareholder Report

February 28, 2026

Class E: NREEX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$5	0.09%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$672,221,347
Number of Portfolio Holdings	36
Portfolio Turnover Rate	19%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	9.4%
Equinix, Inc.	8.7%
Prologis, Inc.	8.5%
American Tower Corp.	7.4%
Digital Realty Trust, Inc.	4.5%
Ventas, Inc.	4.3%
Simon Property Group, Inc.	4.0%
AvalonBay Communities, Inc.	4.0%
Public Storage	3.6%
SBA Communications Corp.	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	18.2%
Telecommunications	13.2%
Data Centers	13.1%
Industrial	9.6%
Apartments	8.8%
Free Standing	7.2%
Self Storage	6.2%
Regional Malls	5.4%
Shopping Centers	4.1%
Manufactured Homes	3.6%
Single Family Homes	2.9%
Specialty	2.9%
Office	2.0%
Gaming	1.4%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/RealEstate/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0176 04/26

Neuberger

Small Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Investor Class: NBMIX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$53	1.01%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$480,173,225
Number of Portfolio Holdings	95
Portfolio Turnover Rate	104%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Rambus, Inc.	2.8%
FirstCash Holdings, Inc.	2.6%
Piper Sandler Cos.	2.5%
InterDigital, Inc.	2.3%
RadNet, Inc.	2.2%
State Street Navigator Securities Lending Government Money Market Portfolio	2.1%
Dave, Inc.	2.0%
Bloom Energy Corp. Class A	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.7%
Health Care	24.1%
Information Technology	19.7%
Financials	8.6%
Consumer Discretionary	8.5%
Energy	5.5%
Materials	2.2%
Consumer Staples	2.0%
Utilities	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0189 04/26

Neuberger

Small Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Trust Class: NBMOX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$66	1.25%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$480,173,225
Number of Portfolio Holdings	95
Portfolio Turnover Rate	104%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Rambus, Inc.	2.8%
FirstCash Holdings, Inc.	2.6%
Piper Sandler Cos.	2.5%
InterDigital, Inc.	2.3%
RadNet, Inc.	2.2%
State Street Navigator Securities Lending Government Money Market Portfolio	2.1%
Dave, Inc.	2.0%
Bloom Energy Corp. Class A	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.7%
Health Care	24.1%
Information Technology	19.7%
Financials	8.6%
Consumer Discretionary	8.5%
Energy	5.5%
Materials	2.2%
Consumer Staples	2.0%
Utilities	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0190 04/26

Neuberger

Small Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Advisor Class: NBMVX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$73	1.40%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$480,173,225
Number of Portfolio Holdings	95
Portfolio Turnover Rate	104%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Rambus, Inc.	2.8%
FirstCash Holdings, Inc.	2.6%
Piper Sandler Cos.	2.5%
InterDigital, Inc.	2.3%
RadNet, Inc.	2.2%
State Street Navigator Securities Lending Government Money Market Portfolio	2.1%
Dave, Inc.	2.0%
Bloom Energy Corp. Class A	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.7%
Health Care	24.1%
Information Technology	19.7%
Financials	8.6%
Consumer Discretionary	8.5%
Energy	5.5%
Materials	2.2%
Consumer Staples	2.0%
Utilities	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0196 04/26

Neuberger

Small Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Class: NBSMX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$47	0.90%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$480,173,225
Number of Portfolio Holdings	95
Portfolio Turnover Rate	104%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Rambus, Inc.	2.8%
FirstCash Holdings, Inc.	2.6%
Piper Sandler Cos.	2.5%
InterDigital, Inc.	2.3%
RadNet, Inc.	2.2%
State Street Navigator Securities Lending Government Money Market Portfolio	2.1%
Dave, Inc.	2.0%
Bloom Energy Corp. Class A	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.7%
Health Care	24.1%
Information Technology	19.7%
Financials	8.6%
Consumer Discretionary	8.5%
Energy	5.5%
Materials	2.2%
Consumer Staples	2.0%
Utilities	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0195 04/26

Neuberger

Small Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Class A: NSNAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$66	1.26%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$480,173,225
Number of Portfolio Holdings	95
Portfolio Turnover Rate	104%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Rambus, Inc.	2.8%
FirstCash Holdings, Inc.	2.6%
Piper Sandler Cos.	2.5%
InterDigital, Inc.	2.3%
RadNet, Inc.	2.2%
State Street Navigator Securities Lending Government Money Market Portfolio	2.1%
Dave, Inc.	2.0%
Bloom Energy Corp. Class A	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.7%
Health Care	24.1%
Information Technology	19.7%
Financials	8.6%
Consumer Discretionary	8.5%
Energy	5.5%
Materials	2.2%
Consumer Staples	2.0%
Utilities	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0191 04/26

Neuberger

Small Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Class C: NSNCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$105	2.01%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$480,173,225
Number of Portfolio Holdings	95
Portfolio Turnover Rate	104%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Rambus, Inc.	2.8%
FirstCash Holdings, Inc.	2.6%
Piper Sandler Cos.	2.5%
InterDigital, Inc.	2.3%
RadNet, Inc.	2.2%
State Street Navigator Securities Lending Government Money Market Portfolio	2.1%
Dave, Inc.	2.0%
Bloom Energy Corp. Class A	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.7%
Health Care	24.1%
Information Technology	19.7%
Financials	8.6%
Consumer Discretionary	8.5%
Energy	5.5%
Materials	2.2%
Consumer Staples	2.0%
Utilities	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0194 04/26

Neuberger

Small Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R3: NSNRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$79	1.51%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$480,173,225
Number of Portfolio Holdings	95
Portfolio Turnover Rate	104%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Rambus, Inc.	2.8%
FirstCash Holdings, Inc.	2.6%
Piper Sandler Cos.	2.5%
InterDigital, Inc.	2.3%
RadNet, Inc.	2.2%
State Street Navigator Securities Lending Government Money Market Portfolio	2.1%
Dave, Inc.	2.0%
Bloom Energy Corp. Class A	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.7%
Health Care	24.1%
Information Technology	19.7%
Financials	8.6%
Consumer Discretionary	8.5%
Energy	5.5%
Materials	2.2%
Consumer Staples	2.0%
Utilities	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0192 04/26

Neuberger

Small Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2026

Class R6: NSRSX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$42	0.80%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$480,173,225
Number of Portfolio Holdings	95
Portfolio Turnover Rate	104%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Rambus, Inc.	2.8%
FirstCash Holdings, Inc.	2.6%
Piper Sandler Cos.	2.5%
InterDigital, Inc.	2.3%
RadNet, Inc.	2.2%
State Street Navigator Securities Lending Government Money Market Portfolio	2.1%
Dave, Inc.	2.0%
Bloom Energy Corp. Class A	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.7%
Health Care	24.1%
Information Technology	19.7%
Financials	8.6%
Consumer Discretionary	8.5%
Energy	5.5%
Materials	2.2%
Consumer Staples	2.0%
Utilities	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/SmallCapGrowth/TSRdocuments.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0193 04/26

(b)	Not applicable to the Registrant.

Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Equity Funds (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.
Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 6.  Investments.

(a)	The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman

Equity Funds
Investor Class Shares • Trust Class Shares • Advisor Class Shares • Institutional Class Shares • Class A Shares • Class C Shares • Class R3 Shares • Class R6 Shares • Class E Shares

Emerging Markets Equity Fund
Equity Income Fund
Focus Fund
Genesis Fund
International Equity Fund
International Select Fund
Intrinsic Value Fund
Large Cap Growth Fund
Large Cap Value Fund
Mid Cap Growth Fund
Mid Cap Intrinsic Value Fund
Multi-Cap Opportunities Fund
Quality Equity Fund
Real Estate Fund
Small Cap Growth Fund

Semi-Annual Financial Statements and Other Information
February 28, 2026

The "Neuberger Berman" and "Neuberger" names and logos and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend February 28, 2026 (Unaudited)

Neuberger Berman Equity Funds
Counterparties:
SSB	= State Street Bank and Trust Company
Investment Methods:
PIPE	= Private investment in public equity
Other Abbreviations:
ADR	= American Depositary Receipt
CVR	= Contingent Value Right
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 94.7%
Brazil 12.5%
994,934	Banco Bradesco SA	$4,104,722
986,281	Petroleo Brasileiro SA - Petrobras	7,566,650
1,244,830	Sao Martinho SA	4,361,094
1,006,677	Telefonica Brasil SA	8,479,140
396,034	Vale SA ADR	6,803,864
		31,315,470
Chile 2.2%
100,409,184	Cia Sud Americana de Vapores SA	5,453,519
China 27.8%
330,836	Alibaba Group Holding Ltd.	6,042,956
1,725,500	Anhui Conch Cement Co. Ltd. Class H	5,403,629
155,006	Autohome, Inc. ADR	2,973,016
347,500	Baidu, Inc. Class A *	5,494,510
4,740,000	China Construction Bank Corp. Class H	4,840,939
323,000	China Merchants Bank Co. Ltd. Class H	2,016,427
1,346,000	China Resources Land Ltd.	5,467,684
788,700	Gree Electric Appliances, Inc. of Zhuhai Class A	4,305,125
1,547,000	Hengan International Group Co. Ltd.	5,770,056
5,394,000	Kunlun Energy Co. Ltd.	5,784,654
81,238	PDD Holdings, Inc. ADR *	8,426,818
210,223	Qfin Holdings, Inc. ADR	3,060,847
87,500	Tencent Holdings Ltd.	5,793,517
1,305,500	Yangzijiang Shipbuilding Holdings Ltd.	4,479,303
		69,859,481
Greece 1.8%
1,012,848	Alpha Bank SA	4,452,026
Hong Kong 5.5%
3,888,000	United Laboratories International Holdings Ltd.	6,460,618
880,800	VTech Holdings Ltd.	7,267,383
		13,728,001
Hungary 3.1%
206,738	Richter Gedeon Nyrt	7,740,257
India 2.5%
3,047,740	Pine Labs Ltd. *#(a)	6,365,074
Number of Shares		Value
India – cont'd
156,092	TVS Motor Co. Ltd. *(b)	$17,158
		6,382,232
Indonesia 5.6%
48,557,900	Perusahaan Gas Negara Persero Tbk. PT	6,922,361
41,158,900	Semen Indonesia Persero Tbk. PT	7,168,744
		14,091,105
Korea 14.0%
43,355	KB Financial Group, Inc.	4,792,106
38,639	Kia Corp.	5,519,857
80,888	Orion Corp. *	7,501,188
75,325	Samsung Electronics Co. Ltd.	11,336,714
89,458	Shinhan Financial Group Co. Ltd.	6,026,055
		35,175,920
Mexico 5.3%
1,901,981	Megacable Holdings SAB de CV	7,376,223
138,386	Ternium SA ADR	6,015,639
		13,391,862
Philippines 0.6%
645,919	BDO Unibank, Inc.	1,537,929
Poland 0.7%
25,532	Bank Polska Kasa Opieki SA	1,616,316
South Africa 4.2%
1,071,678	Telkom SA SOC Ltd.	4,328,775
307,173	Tiger Brands Ltd.	6,134,297
		10,463,072
Taiwan 4.4%
176,000	Asustek Computer, Inc.	2,974,063
130,839	Taiwan Semiconductor Manufacturing Co. Ltd.	8,164,113
		11,138,176
Thailand 2.8%
1,098,400	Kasikornbank PCL	7,137,745
United States 1.7%
1,694,700	Samsonite Group SA (c)	4,167,757

Total Common Stocks (Cost $205,239,401)		237,650,868

See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)

Number of Shares		Value

Preferred Stocks 1.0%
India 1.0%
217,973	Gupshup, Inc., Series F*#(b)(d) (Cost$4,983,996)	$2,576,441

Short-Term Investments 4.3%
Investment Companies 4.3%
10,827,724	State Street Institutional Treasury Money Market Fund Premier Class, 3.61%(e) (Cost $10,827,724)	10,827,724
Total Investments 100.0% (Cost $221,051,121)		251,055,033
Liabilities Less Other Assets (0.0)%‡		(36,752)
Net Assets 100.0%		$251,018,281

‡	Represents less than 0.05% of net assets of the Fund.
*	Non-income producing security.
(a)
Security is subject to a lock-up agreement. Fair value is based on the unadjusted market price of the equivalent security. As of February 28, 2026, the total fair value of unadjusted securities subject to contractual sale restrictions is $6,365,074, which represents 2.6% of net assets of the Fund. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse. The restriction is set to expire on the date shown in the table.

Security	Shares	Lock-up period	Expiration of Restriction
Pine Labs Ltd.	3,047,740	180 days	5/13/2026

(b)
Security fair valued as of February 28, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at February 28, 2026 amounted to $2,593,599, which represents
1.0% of net assets of the Fund.

(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at February 28, 2026 amounted to $4,167,757, which represents 1.7% of net assets of the
Fund.

(d)	Value determined using significant unobservable inputs.
(e)	Represents 7-day effective yield as of February 28, 2026.

See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)

#
This security is subject to restrictions on resale. Total value of all such securities at February 28, 2026 amounted to $8,941,515, which represents 3.6% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 2/28/2026	Fair Value Percentage of Net Assets as of 2/28/2026
Gupshup, Inc. (Series F Preferred Shares)	7/16/2021	$4,983,996	$2,576,441	1.0%
Pine Labs Ltd.	7/6/2021	8,935,387	6,365,074	2.6%
Total		$13,919,383	$8,941,515	3.6%

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$36,524,265	14.5%
Food Products	17,996,579	7.2%
Broadline Retail	14,469,774	5.8%
Technology Hardware, Storage & Peripherals	14,310,777	5.7%
Interactive Media & Services	14,261,043	5.7%
Pharmaceuticals	14,200,875	5.7%
Metals & Mining	12,819,503	5.1%
Diversified Telecommunication Services	12,807,915	5.1%
Gas Utilities	12,707,015	5.1%
Construction Materials	12,572,373	5.0%
Semiconductors & Semiconductor Equipment	8,164,113	3.2%
Oil, Gas & Consumable Fuels	7,566,650	3.0%
Media	7,376,223	2.9%
Communications Equipment	7,267,383	2.9%
Financial Services	6,365,074	2.5%
Personal Care Products	5,770,056	2.3%
Automobiles	5,537,015	2.2%
Real Estate Management & Development	5,467,684	2.2%
Marine Transportation	5,453,519	2.2%
Machinery	4,479,303	1.8%
Household Durables	4,305,125	1.7%
Textiles, Apparel & Luxury Goods	4,167,757	1.7%
Consumer Finance	3,060,847	1.2%
IT Services	2,576,441	1.0%
Short-Term Investments and Other Liabilities—Net	10,790,972	4.3%
	$251,018,281	100.0%

See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
India	$6,365,074	$17,158	$—	$6,382,232
Taiwan	—	11,138,176	—	11,138,176
Other Common Stocks#	220,130,460	—	—	220,130,460
Total Common Stocks	226,495,534	11,155,334	—	237,650,868
Preferred Stocks#	—	—	2,576,441	2,576,441
Short-Term Investments	—	10,827,724	—	10,827,724
Total Investments	$226,495,534	$21,983,058	$2,576,441	$251,055,033

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/28/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 2/28/2026
Investments in Securities:
Common Stocks(1)	$2,656	$—	$—	$—	$—	$—	$—	$(2,656)	$—	$—
Preferred Stocks(2)	9,749	—	—	(175)	—	(6,998)	—	—	2,576	(983)
Total	$12,405	$—	$—	$(175)	$—	$(6,998)	$—	$(2,656)	$2,576	$(983)
(1) Transfers out of Level 3 were attributable to unadjusted quoted prices in active markets becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

(2) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 2/28/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Preferred Stocks	$2,576,441	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	2.7x	2.7x	Increase
			Discount Rate	3.5%	3.5%	Decrease
			Term (Years)	1.1	1.1	Decrease
			Expected Volatility	50.0%	50.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Equity Income Fund^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 99.2%
Aerospace & Defense 4.3%
880,740	BAE Systems PLC	$25,067,961
67,665	RTX Corp.	13,710,282
930,300	Singapore Technologies Engineering Ltd.	7,332,667
		46,110,910
Banks 7.6%
398,190	Bank of America Corp.	19,841,808
102,930	JPMorgan Chase & Co.(a)	30,909,879
391,146	Wells Fargo & Co.	31,858,841
		82,610,528
Beverages 1.2%
163,030	Coca-Cola Co.	13,296,727
Capital Markets 4.1%
38,095	CME Group, Inc.	12,171,352
14,296	Goldman Sachs Group, Inc.	12,288,413
120,286	Morgan Stanley	20,028,822
		44,488,587
Chemicals 2.5%
353,040	Nutrien Ltd.	26,502,713
Construction & Engineering 2.8%
411,700	Ferrovial SE	30,700,129
Construction Materials 2.5%
82,450	CRH PLC	9,892,351
76,965	Heidelberg Materials AG	17,238,028
		27,130,379
Containers & Packaging 1.0%
46,475	Packaging Corp. of America	10,788,706
Diversified Telecommunication Services 2.0%
31,345	Deutsche Telekom AG	1,262,600
5,197,600	Singapore Telecommunications Ltd.	20,709,862
		21,972,462
Electrical Equipment 3.4%
22,970	Eaton Corp. PLC	8,634,882
184,010	Emerson Electric Co.	27,739,508
		36,374,390
Energy Equipment & Services 2.4%
567,210	Noble Corp. PLC	25,768,350
Entertainment 1.2%
583,888	Universal Music Group NV	13,184,412
Number of Shares		Value
Food Products 2.3%
94,053	Hershey Co.	$22,222,843
48,190	Mondelez International, Inc. Class A	2,967,540
		25,190,383
Gas Utilities 5.0%
519,825	MDU Resources Group, Inc.	10,749,981
287,551	Southwest Gas Holdings, Inc.	25,353,372
480,806	UGI Corp.	17,986,952
		54,090,305
Ground Transportation 1.2%
48,000	Union Pacific Corp.	12,719,040
Health Care Equipment & Supplies 0.9%
85,500	Abbott Laboratories	9,947,925
Health Care Providers & Services 1.0%
653,495	Sonic Healthcare Ltd.	11,082,374
Health Care REITs 1.2%
146,910	Ventas, Inc.	12,657,766
Hotels, Restaurants & Leisure 3.4%
106,075	Darden Restaurants, Inc.	22,684,139
39,795	McDonald's Corp.	13,572,482
		36,256,621
Household Products 1.4%
91,324	Procter & Gamble Co.	15,269,373
Industrial REITs 0.5%
84,375	Terreno Realty Corp.	5,573,813
Insurance 2.7%
262,325	American International Group, Inc.	21,114,539
114,350	Unum Group	8,202,326
		29,316,865
IT Services 1.5%
68,486	International Business Machines Corp.	16,451,022
Media 0.9%
838,310	Informa PLC	9,469,557
Metals & Mining 9.2%
208,959	Agnico Eagle Mines Ltd.	52,574,084
60,475	Southern Copper Corp.	13,201,628
286,775	Valterra Platinum Ltd.	33,576,290
		99,352,002

See Notes to Financial Statements

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)

Number of Shares		Value
Multi-Utilities 6.5%
3,275,171	Algonquin Power & Utilities Corp.	$22,860,694
636,525	CenterPoint Energy, Inc.	27,688,837
28,885	CMS Energy Corp.	2,255,052
179,995	Sempra	17,328,119
		70,132,702
Oil, Gas & Consumable Fuels 6.3%
72,278	Expand Energy Corp.	7,800,242
204,865	Exxon Mobil Corp.	31,241,912
124,640	Pembina Pipeline Corp.	5,482,914
27,545	Targa Resources Corp.	6,495,111
221,205	Williams Cos., Inc.	16,528,437
		67,548,616
Pharmaceuticals 7.0%
165,450	AstraZeneca PLC ADR	34,488,052
107,605	Merck & Co., Inc.	13,323,651
475,321	Roche Holding AG ADR	28,305,366
		76,117,069
Residential REITs 1.4%
585,730	Invitation Homes, Inc.	15,428,128
Retail REITs 2.7%
968,841	Brixmor Property Group, Inc.	29,326,817
Semiconductors & Semiconductor Equipment 3.8%
49,382	Analog Devices, Inc.	17,569,622
109,055	Texas Instruments, Inc.	23,131,656
		40,701,278
Number of Shares		Value
Software 0.8%
22,250	Microsoft Corp.	$8,738,465
Specialty Retail 2.6%
39,770	Home Depot, Inc.	15,141,235
188,344	Industria de Diseno Textil SA	12,645,137
		27,786,372
Tobacco 1.9%
107,641	Philip Morris International, Inc.	20,110,568

Total Common Stocks (Cost $660,458,584)		1,072,195,354

Short-Term Investments 1.6%
Investment Companies 1.6%
17,004,558	State Street Institutional Treasury Money Market Fund Premier Class, 3.61%(b) (Cost $17,004,558)	17,004,558
Total Investments 100.8% (Cost $677,463,142)		1,089,199,912
Liabilities Less Other Assets (0.8)%(c)		(8,563,892)
Net Assets 100.0%		$1,080,636,020

(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Represents 7-day effective yield as of February 28, 2026.
(c)	Includes the impact of the Fund’s open positions in derivatives at February 28, 2026.

See Notes to Financial Statements

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$765,516,381	70.8%
Canada	107,420,405	10.0%
United Kingdom	69,025,570	6.4%
South Africa	33,576,290	3.1%
Singapore	28,042,529	2.6%
Germany	18,500,628	1.7%
Mexico	13,201,628	1.2%
Netherlands	13,184,412	1.2%
Spain	12,645,137	1.2%
Australia	11,082,374	1.0%
Short-Term Investments and Other Liabilities—Net	8,440,666	0.8%
	$1,080,636,020	100.0%

See Notes to Financial Statements

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)

Derivative Instruments
Written option contracts ("options written")
At February 28, 2026, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Capital Markets
Goldman Sachs Group, Inc.	30	$(2,578,710)	$1,150	3/20/2026	$(30)
Morgan Stanley	150	(2,497,650)	220	3/20/2026	(2,400)(a)(b)
					(2,430)
Electrical Equipment
Emerson Electric Co.	150	(2,261,250)	170	3/20/2026	(6,000)(a)(b)
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	150	(3,207,750)	250	3/20/2026	(3,750)(a)(b)
Metals & Mining
Agnico Eagle Mines Ltd.	100	(2,516,000)	280	3/20/2026	(23,250)
Southern Copper Corp.	100	(2,183,000)	190	3/20/2026	(316,500)
Southern Copper Corp.	75	(1,637,250)	250	3/20/2026	(24,188)
					(363,938)
Pharmaceuticals
Merck & Co., Inc.	200	(2,476,400)	130	3/20/2026	(15,500)
Merck & Co., Inc.	200	(2,476,400)	135	4/17/2026	(23,800)
					(39,300)
Tobacco
Philip Morris International, Inc.	125	(2,335,375)	210	3/20/2026	(2,250)

Total calls					$(417,668)
Puts
Health Care REITs
Alexandria Real Estate Equities, Inc.	500	(2,702,000)	45	3/20/2026	(10,000)
Textiles, Apparel & Luxury Goods
NIKE, Inc.	500	(3,109,000)	45	3/20/2026	(1,750)

See Notes to Financial Statements

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts (cont’d)
NIKE, Inc.	500	$(3,109,000)	$47.5	3/20/2026	$(4,750)
					(6,500)
Total puts					$(16,500)
Total options written (premium received $210,947)					$(434,168)

(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of February 28, 2026 in accordance with procedures approved by the valuation designee.
For the six months ended February 28, 2026, the average market value for the months where the Fund had options written outstanding was $(134,774). At February 28, 2026, the Fund had securities pledged in the amount of $15,975,960 to cover collateral requirements for options written.

See Notes to Financial Statements

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,072,195,354	$—	$—	$1,072,195,354
Short-Term Investments	—	17,004,558	—	17,004,558
Total Investments	$1,072,195,354	$17,004,558	$—	$1,089,199,912

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of February 28, 2026:

Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(422,018)	$—	$(12,150)	$(434,168)
Total	$(422,018)	$—	$(12,150)	$(434,168)

(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/28/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 2/28/2026
Other Financial Instruments
Written Option Contracts(1)	$(13)	$—	$42	$(15)	$—	$(26)	$—	$—	$(12)	$14
Total	$(13)	$—	$42	$(15)	$—	$(26)	$—	$—	$(12)	$14
(1) At February 28, 2026, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Focus Fund^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 97.1%
Aerospace & Defense 5.9%
130,091	Airbus SE	$28,320,551
27,206	Lockheed Martin Corp.	17,903,725
		46,224,276
Automobiles 2.1%
666,500	Toyota Motor Corp.	16,324,801
Banks 13.1%
2,774,191	Barclays PLC	16,930,434
9,070,000	China CITIC Bank Corp. Ltd. Class H	8,358,859
69,750	Citigroup, Inc.	7,685,753
848,100	Mitsubishi UFJ Financial Group, Inc.	16,121,313
652,259	Standard Chartered PLC	16,103,598
314,159	UniCredit SpA	26,879,339
129,718	Wells Fargo & Co.	10,565,531
		102,644,827
Broadline Retail 6.7%
75,402	Alibaba Group Holding Ltd. ADR(a)	10,866,182
148,986	Amazon.com, Inc.*	31,287,060
6,123	MercadoLibre, Inc.*	10,761,663
		52,914,905
Chemicals 1.0%
38,933	Air Liquide SA	8,199,617
Construction Materials 1.4%
117,209	Holcim AG*	10,805,455
Diversified Telecommunication Services 4.1%
791,568	Deutsche Telekom AG	31,884,951
Electric Utilities 2.4%
139,540	American Electric Power Co., Inc.	18,673,243
Entertainment 1.1%
318,757	Warner Bros Discovery, Inc.*	8,979,385
Financial Services 1.1%
26,219	Visa, Inc. Class A	8,393,751
Food Products 1.2%
114,349	Danone SA	9,814,738
Gas Utilities 1.2%
262,300	UGI Corp.	9,812,643
Number of Shares		Value
Ground Transportation 1.2%
128,490	Uber Technologies, Inc.*	$9,690,716
Health Care Providers & Services 4.0%
214,275	CVS Health Corp.	17,120,573
14,930	McKesson Corp.	14,741,434
		31,862,007
Hotels, Restaurants & Leisure 2.1%
532,567	Carnival Corp.	16,802,489
Industrial Conglomerates 1.0%
27,334	Siemens AG	7,990,490
Insurance 1.1%
25,209	Aon PLC Class A	8,456,863
Interactive Media & Services 6.0%
39,511	Alphabet, Inc. Class C	12,304,911
53,454	Meta Platforms, Inc. Class A	34,647,813
		46,952,724
IT Services 2.1%
96,755	Snowflake, Inc.*	16,294,509
Machinery 6.7%
30,688	Deere & Co.	19,324,540
265,570	Epiroc AB Class A	7,998,636
246,100	Mitsubishi Heavy Industries Ltd.	7,901,549
17,037	Parker-Hannifin Corp.	17,193,400
		52,418,125
Metals & Mining 2.6%
80,921	Agnico Eagle Mines Ltd.	20,359,724
Multi-Utilities 2.2%
407,073	CenterPoint Energy, Inc.	17,707,675
Oil, Gas & Consumable Fuels 3.6%
114,379	DT Midstream, Inc.	15,880,380
150,337	Shell PLC ADR	12,554,643
		28,435,023
Pharmaceuticals 4.4%
17,460	Eli Lilly & Co.	18,367,746
34,719	Roche Holding AG	16,572,638
		34,940,384
Real Estate Management & Development 0.7%
17,786	Jones Lang LaSalle, Inc.*	5,612,372
Semiconductors & Semiconductor Equipment 11.7%
43,441	Analog Devices, Inc.	15,455,873
346,403	Intel Corp.*	15,799,441

See Notes to Financial Statements

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)

Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
107,387	Lam Research Corp.	$25,116,746
199,618	NVIDIA Corp.	35,370,313
		91,742,373
Software 4.9%
90,909	Arctic Wolf Networks, Inc.*#(b)(c)	1,050,908
5,343	Constellation Software, Inc.	9,873,455
20,526	Contra CyberArk Software Ltd., CVR*(b)(c)	923,670
67,930	Microsoft Corp.	26,678,828
		38,526,861
Tobacco 1.5%
61,203	Philip Morris International, Inc.	11,434,556

Total Common Stocks (Cost $562,894,447)		763,899,483
Preferred Stocks 0.5%
IT Services 0.2%
106,691	Druva, Inc., Series 5*#(b)(c)	1,028,501
Software 0.1%
63,363	Videoamp, Inc., Series F 1*#(b)(c)	999,995
Number of Shares		Value
Specialty Retail 0.2%
1,000	Fabletics LLC, Series G*#(b)(c)	$1,623,190

Total Preferred Stocks (Cost $2,999,995)		3,651,686

Warrants 0.0%‡
Software 0.0%‡
10,268	Constellation Software, Inc. Expires 3/31/2040*(b)(c) (Cost $0)	1

Short-Term Investments 4.2%
Investment Companies 4.2%
32,853,091	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(d) (Cost $32,853,091)	32,853,091
Total Investments 101.8% (Cost $598,747,533)		800,404,261
Liabilities Less Other Assets (1.8)%		(14,093,672)
Net Assets 100.0%		$786,310,589

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)
All or a portion of this security is on loan at February 28, 2026. Total value of all such securities at
February 28, 2026 amounted to $11,162,082, collateralized by non-cash (U.S. Treasury Securities) collateral of $11,419,768 for the Fund (see Note A of the Notes to Financial Statements).

(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of February 28, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at February 28, 2026 amounted to $5,626,265, which represents
0.7% of net assets of the Fund.

(d)	Represents 7-day effective yield as of February 28, 2026.

See Notes to Financial Statements

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)

#
This security is subject to restrictions on resale. Total value of all such securities at February 28, 2026 amounted to $4,702,594, which represents 0.6% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 2/28/2026	Fair Value Percentage of Net Assets as of 2/28/2026
Arctic Wolf Networks, Inc.	12/31/2021	$999,999	$1,050,908	0.2%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	1,000,000	1,028,501	0.1%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	1,000,000	1,623,190	0.2%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	999,995	999,995	0.1%
Total		$3,999,994	$4,702,594	0.6%

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$511,937,599	65.1%
France	46,334,906	5.9%
Japan	40,347,663	5.1%
Germany	39,875,441	5.1%
United Kingdom	33,034,032	4.2%
Canada	30,233,180	3.8%
Italy	26,879,339	3.4%
China	19,225,041	2.5%
Brazil	10,761,663	1.4%
Sweden	7,998,636	1.0%
Israel	923,670	0.1%
Short-Term Investments and Other Liabilities—Net	18,759,419	2.4%
	$786,310,589	100.0%

See Notes to Financial Statements

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Software	$36,552,283	$—	$1,974,578	$38,526,861
Other Common Stocks#	725,372,622	—	—	725,372,622
Total Common Stocks	761,924,905	—	1,974,578	763,899,483
Preferred Stocks#	—	—	3,651,686	3,651,686
Warrants#	—	—	1	1
Short-Term Investments	—	32,853,091	—	32,853,091
Total Investments	$761,924,905	$32,853,091	$5,626,265	$800,404,261

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

See Notes to Financial Statements

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/28/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 2/28/2026
Investments in Securities:
Common Stocks(1)(2)	$1,051	$—	$—	$—	$923	$—	$—	$—	$1,974	$—
Preferred Stocks(2)	3,361	—	—	291	—	—	—	—	3,652	291
Warrants(3)	—	—	—	—	—	—	—	—	—	—
Total	$4,412	$—	$—	$291	$923	$—	$—	$—	$5,626	$291
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(2) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 2/28/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$1,050,908	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	9.7x	9.7x	Increase
			Discount Rate	3.5%	3.5%	Decrease
			Term (Years)	1.3	1.3	Decrease
			Expected Volatility	80.0%	80.0%	Decrease
Preferred Stocks	3,651,686	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	2.0x - 5.5x	3.5x	Increase
			Discount Rate	3.5% - 15.0%	11.7%	Decrease
			Term (Years)	0.9 - 1.9	1.2	Decrease
			Expected Volatility	60.0%	60.0%	Decrease
			Liquidation Preference	1.3x	1.3x	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(3) At February 28, 2026, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Genesis Fund^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 99.4%
Aerospace & Defense 1.0%
386,467	VSE Corp.	$87,755,062
Banks 9.6%
2,201,264	Community Financial System, Inc.	133,286,535
455,420	Cullen/Frost Bankers, Inc.	62,948,152
2,401,905	First Financial Bankshares, Inc.	74,290,922
2,411,189	Glacier Bancorp, Inc.	109,684,988
1,361,396	Lakeland Financial Corp.(a)	79,083,494
1,837,017	Prosperity Bancshares, Inc.	129,270,886
654,892	Stock Yards Bancorp, Inc.	42,004,773
1,021,548	UMB Financial Corp.	118,376,982
2,208,157	United Community Banks, Inc.	71,036,411
		819,983,143
Building Products 3.8%
541,245	Armstrong World Industries, Inc.	93,906,008
232,671	CSW Industrials, Inc.	68,482,055
4,625,390	Hayward Holdings, Inc.*	74,006,240
454,888	Simpson Manufacturing Co., Inc.	88,052,670
		324,446,973
Capital Markets 2.4%
370,993	Hamilton Lane, Inc. Class A	38,932,006
383,251	Houlihan Lokey, Inc.	62,765,016
532,914	MarketAxess Holdings, Inc.	102,319,488
		204,016,510
Chemicals 1.3%
3,171,348	Element Solutions, Inc.	111,282,601
Commercial Services & Supplies 3.6%
1,422,416	Brady Corp. Class A	131,345,893
617,325	Casella Waste Systems, Inc. Class A*	57,509,997
554,214	Rollins, Inc.	33,746,091
2,377,658	Tetra Tech, Inc.	85,215,263
		307,817,244
Construction & Engineering 3.3%
974,728	Arcosa, Inc.	104,763,766
378,424	Valmont Industries, Inc.	174,048,550
		278,812,316
Construction Materials 1.5%
327,172	Eagle Materials, Inc.	73,221,093
Number of Shares		Value
Construction Materials – cont'd
609,018	Knife River Corp.*	$54,190,422
		127,411,515
Containers & Packaging 1.1%
644,946	AptarGroup, Inc.	92,685,190
Diversified Consumer Services 0.7%
863,808	Bright Horizons Family Solutions, Inc.*	64,370,972
Electric Utilities 1.3%
786,140	IDACORP, Inc.	113,180,576
Electrical Equipment 0.1%
33,185	Preformed Line Products Co.	8,417,375
Electronic Equipment, Instruments & Components 5.0%
391,758	Advanced Energy Industries, Inc.	131,462,232
208,365	Badger Meter, Inc.	31,761,077
3,543,252	Knowles Corp.*	96,270,157
484,986	Littelfuse, Inc.	170,938,165
		430,431,631
Energy Equipment & Services 3.5%
1,299,685	Archrock, Inc.	45,917,871
2,076,700	Oceaneering International, Inc.*	73,722,850
289,072	TerraVest Industries, Inc.	31,167,346
1,912,392	Tidewater, Inc.*	151,882,173
		302,690,240
Financial Services 1.4%
637,259	Jack Henry & Associates, Inc.	103,529,097
352,940	Shift4 Payments, Inc. Class A*	15,554,066
		119,083,163
Gas Utilities 2.2%
658,742	Chesapeake Utilities Corp.	89,569,150
2,696,176	UGI Corp.	100,863,944
		190,433,094
Ground Transportation 1.1%
223,898	Saia, Inc.*	90,766,010
Health Care Equipment & Supplies 1.7%
1,289,027	Haemonetics Corp.*	81,621,190
2,235,211	Neogen Corp.*	25,101,419
190,846	UFP Technologies, Inc.*	40,188,351
		146,910,960

See Notes to Financial Statements

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)

Number of Shares		Value
Health Care Providers & Services 1.0%
204,946	Chemed Corp.	$84,029,909
Hotels, Restaurants & Leisure 1.5%
146,621	Brinker International, Inc.*	21,729,232
581,913	Texas Roadhouse, Inc.	106,414,431
		128,143,663
Household Durables 0.5%
128,822	Installed Building Products, Inc.	42,222,699
Insurance 4.3%
1,138,970	AMERISAFE, Inc.(a)	37,050,694
4,842,678	Hagerty, Inc. Class A*	56,853,040
44,047	Ryan Specialty Holdings, Inc.	1,733,249
1,465,370	Stewart Information Services Corp.	104,026,616
75,190	White Mountains Insurance Group Ltd.	166,960,147
		366,623,746
Leisure Products 0.3%
270,082	Acushnet Holdings Corp.	27,637,491
Life Sciences Tools & Services 2.9%
1,783,584	Bio-Techne Corp.	105,231,456
581,989	Revvity, Inc.	57,215,339
2,559,793	Stevanato Group SpA(a)	39,727,987
192,629	West Pharmaceutical Services, Inc.	48,993,260
		251,168,042
Machinery 17.5%
565,694	Atmus Filtration Technologies, Inc.	36,504,234
343,331	Crane Co.	68,848,165
2,474,584	Enerpac Tool Group Corp.	100,963,027
203,212	Enpro, Inc.	52,560,784
966,128	Esab Corp.	121,896,370
392,254	ESCO Technologies, Inc.	108,768,112
788,158	Federal Signal Corp.	91,765,236
4,687,805	Gates Industrial Corp. PLC*	129,242,784
672,025	Graco, Inc.	63,116,588
233,243	Kadant, Inc.	79,109,028
572,517	Lindsay Corp.(a)	77,118,040
684,341	Miller Industries, Inc.(a)	28,762,852
279,606	RBC Bearings, Inc.*	161,030,687
455,453	SPX Technologies, Inc.*	103,360,504
494,110	Standex International Corp.	129,456,820
1,035,325	Toro Co.	102,352,229
Number of Shares		Value
Machinery – cont'd
132,540	Watts Water Technologies, Inc. Class A	$43,571,200
		1,498,426,660
Marine Transportation 1.8%
1,163,740	Kirby Corp.*	151,053,452
Media 2.2%
1,799,606	John Wiley & Sons, Inc. Class A	55,823,778
538,350	Nexstar Media Group, Inc. Class A	135,136,617
		190,960,395
Oil, Gas & Consumable Fuels 2.8%
3,158,138	CNX Resources Corp.*	131,947,006
2,338,323	Viper Energy, Inc. Class A	108,825,552
		240,772,558
Professional Services 1.2%
237,216	CRA International, Inc.	40,957,715
851,853	Exponent, Inc.	61,997,861
		102,955,576
Real Estate Management & Development 2.2%
668,727	Colliers International Group, Inc.	79,397,957
709,230	FirstService Corp.	111,753,371
		191,151,328
Semiconductors & Semiconductor Equipment 4.9%
1,519,920	Lattice Semiconductor Corp.*	145,334,750
647,696	MKS, Inc.	158,335,764
2,360,154	Power Integrations, Inc.	113,098,580
		416,769,094
Software 4.4%
1,293,352	BlackLine, Inc.*	45,590,658
7,707,094	CCC Intelligent Solutions Holdings, Inc.*	44,932,358
335,353	Commvault Systems, Inc.*	28,531,833
1,671,066	Computer Modelling Group Ltd.	5,029,909
31,037	Fair Isaac Corp.*	43,742,306
569,721	Manhattan Associates, Inc.*	77,157,315
297,092	Qualys, Inc.*	27,472,097
847,049	SPS Commerce, Inc.*	47,866,739
149,666	Tyler Technologies, Inc.*	53,085,034
		373,408,249

See Notes to Financial Statements

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)

Number of Shares		Value
Specialty Retail 3.8%
224,705	Asbury Automotive Group, Inc.*	$48,037,435
589,865	Floor & Decor Holdings, Inc. Class A*	40,753,773
92,855	Murphy USA, Inc.	36,282,163
1,227,278	Tractor Supply Co.	63,622,091
1,406,780	Valvoline, Inc.*	53,176,284
180,934	Winmark Corp.(a)	82,549,328
		324,421,074
Trading Companies & Distributors 1.6%
333,270	SiteOne Landscape Supply, Inc.*	47,620,950
478,756	Transcat, Inc.*(a)	37,328,605
131,971	Watsco, Inc.	55,075,458
		140,025,013
Water Utilities 1.9%
1,455,606	American States Water Co.	108,486,315
961,793	Middlesex Water Co.(a)	51,936,822
		160,423,137

Total Common Stocks (Cost $5,633,703,894)		8,510,686,661
Number of Shares		Value

Short-Term Investments 0.7%
Investment Companies 0.7%
6,588,390	State Street Institutional Treasury Money Market Fund Premier Class, 3.61%(b)	$6,588,390
48,782,297	State Street Institutional Treasury Plus Money Market Fund Premier Class, 3.63%(b)	48,782,297
Total Short-Term Investments (Cost $55,370,687)		55,370,687
Total Investments 100.1% (Cost $5,689,074,581)		8,566,057,348
Liabilities Less Other Assets (0.1)%		(7,686,288)
Net Assets 100.0%		$8,558,371,060

*	Non-income producing security.
(a)	Affiliated company (see Note F of the Notes to Financial Statements).
(b)	Represents 7-day effective yield as of February 28, 2026.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$8,510,686,661	$—	$—	$8,510,686,661
Short-Term Investments	—	55,370,687	—	55,370,687
Total Investments	$8,510,686,661	$55,370,687	$—	$8,566,057,348

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments International Equity Fund^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 99.0%
Australia 1.2%
416,047	Domino's Pizza Enterprises Ltd. (a)	$6,019,304
2,272,574	Steadfast Group Ltd.	7,116,021
		13,135,325
Austria 2.9%
84,110	BAWAG Group AG *(b)	13,118,739
167,342	Erste Group Bank AG	19,911,545
		33,030,284
Belgium 2.2%
301,312	Anheuser-Busch InBev SA	24,502,005
Canada 2.1%
274,362	Barrick Mining Corp.	13,921,128
101,670	Kinaxis, Inc. *	9,653,078
		23,574,206
China 1.0%
598,400	Alibaba Group Holding Ltd.	10,930,204
Congo 0.7%
645,517	Ivanhoe Mines Ltd. Class A *(a)	7,382,475
Czech Republic 0.8%
229,458	CSG NV *	8,629,992
Denmark 2.2%
64,569	DSV AS	16,699,759
227,682	Novo Nordisk AS Class B	8,565,619
		25,265,378
France 9.6%
236,238	Accor SA	13,750,380
56,735	Airbus SE	12,351,097
124,524	Cie de Saint-Gobain SA	12,689,144
104,182	Exosens SAS	7,669,221
28,735	L'Oreal SA	13,493,033
21,646	LVMH Moet Hennessy Louis Vuitton SE	13,916,400
27,847	Safran SA	11,187,366
163,358	Societe Generale SA	14,256,740
139,956	SPIE SA	8,682,032
		107,995,413
Germany 10.9%
220,253	Bayer AG	10,933,143
200,332	Commerzbank AG	8,202,082
20,731	Deutsche Boerse AG	5,692,813
Number of Shares		Value
Germany – cont'd
49,134	Heidelberg Materials AG	$11,004,655
305,751	RWE AG	19,703,962
40,733	SAP SE ADR	8,208,922
92,873	Siemens AG	27,149,366
115,381	Siemens Energy AG	22,692,828
90,302	Symrise AG	8,277,852
		121,865,623
Ireland 1.0%
566,953	Bank of Ireland Group PLC	11,076,991
Israel 0.5%
39,883	Check Point Software Technologies Ltd. *	6,065,008
Italy 3.5%
101,196	Amplifon SpA	1,575,377
251,788	Avio SpA (b)	10,517,075
464,687	Intercos SpA (a)	6,808,521
233,901	UniCredit SpA	20,012,491
		38,913,464
Japan 16.2%
464,800	Daiei Kankyo Co. Ltd.	11,488,669
299,400	Daifuku Co. Ltd.	12,408,138
389,100	Fujitsu Ltd.	8,939,844
534,600	Hitachi Ltd.	17,890,178
409,600	IHI Corp.	11,286,196
1,026,900	Japan Post Bank Co. Ltd.	20,128,332
245,500	Kiyo Bank Ltd.	6,736,257
116,700	Oracle Corp. Japan	7,048,406
1,694,800	Pan Pacific International Holdings Corp.	11,286,729
770,400	Renesas Electronics Corp.	14,646,800
1,427,200	Resona Holdings, Inc.	17,460,158
40,700	Sinfonia Technology Co. Ltd.	3,434,995
371,600	Socionext, Inc. (a)	4,814,988
379,200	Taiheiyo Cement Corp.	10,909,907
30,300	Tokyo Electron Ltd.	8,539,064
129,600	Tokyo Seimitsu Co. Ltd.	14,357,122
		181,375,783
Korea 2.6%
101,269	Kia Corp.	14,467,000
94,692	Samsung Electronics Co. Ltd.	14,251,525
		28,718,525
Luxembourg 2.0%
173,083	ArcelorMittal SA	11,346,486

See Notes to Financial Statements

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)

Number of Shares		Value
Luxembourg – cont'd
132,722	Eurofins Scientific SE	$10,689,147
		22,035,633
Netherlands 5.5%
15,630	ASM International NV	13,190,138
15,937	ASML Holding NV	23,226,354
54,233	IMCD NV	5,216,252
683,843	ING Groep NV	19,901,754
		61,534,498
Spain 1.4%
154,668	Cellnex Telecom SA (b)	5,873,769
368,080	Fluidra SA	9,864,062
		15,737,831
Sweden 2.1%
426,837	Epiroc AB Class A	12,855,795
234,272	Sandvik AB	10,364,686
		23,220,481
Switzerland 3.6%
118,739	DSM-Firmenich AG	8,479,854
49,255	Galderma Group AG	9,346,822
2,570,563	International Workplace Group PLC	7,711,356
8,226	Partners Group Holding AG (a)	9,173,405
31,330	Tecan Group AG (a)	5,550,037
		40,261,474
Taiwan 0.8%
23,936	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,965,947
United Kingdom 17.4%
223,332	Ashtead Group PLC	16,029,851
98,133	AstraZeneca PLC	20,554,142
2,852,617	Barclays PLC	17,409,055
312,397	British American Tobacco PLC	19,534,495
817,417	Chemring Group PLC	5,882,505
440,745	Compass Group PLC	13,530,644
4,141,306	Convatec Group PLC (b)	14,309,772
258,046	Experian PLC	9,688,479
Number of Shares		Value
United Kingdom – cont'd
411,189	Hiscox Ltd.	$8,578,074
105,677	London Stock Exchange Group PLC	12,618,030
2,165,299	NatWest Group PLC	18,062,834
269,328	RELX PLC	9,378,889
1,269,707	Rentokil Initial PLC	7,806,137
964,958	Shawbrook Group PLC *(b)	5,123,680
4,083,213	SigmaRoc PLC *	8,166,074
439,152	St. James's Place PLC	7,989,618
		194,662,279
United States 8.8%
158,946	Alcon AG (a)	13,856,912
1,975,867	Haleon PLC	10,802,893
339,976	JBS NV Class A *	5,742,195
17,823	Roche Holding AG	8,507,565
39,845	Royal Gold, Inc.	11,945,132
36,183	Schneider Electric SE	11,829,987
411,659	Shell PLC	17,050,935
368,879	SLB Ltd.	18,938,248
		98,673,867
Total Common Stocks (Cost $883,151,472)		1,107,552,686

Short-Term Investments 2.0%
Investment Companies 2.0%
3,984,743	State Street Institutional Treasury Money Market Fund Premier Class, 3.61%(c)	3,984,743
19,043,194	State Street Navigator Securities Lending Government Money Market Portfolio, 3.69%(c)(d)	19,043,194
Total Short-Term Investments (Cost $23,027,937)		23,027,937
Total Investments 101.0% (Cost $906,179,409)		1,130,580,623
Liabilities Less Other Assets (1.0)%		(11,558,729)
Net Assets 100.0%		$1,119,021,894

*	Non-income producing security.

See Notes to Financial Statements

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)

(a)
All or a portion of this security is on loan at February 28, 2026. Total value of all such securities at
February 28, 2026 amounted to $39,374,092, collateralized by cash collateral of $19,043,194 and non-cash
(U.S. Treasury Securities) collateral of $22,123,823 for the Fund (see Note A of the Notes to Financial
Statements).

(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at February 28, 2026 amounted to $48,943,035, which represents 4.4% of net assets of the
Fund.

(c)	Represents 7-day effective yield as of February 28, 2026.
(d)	Represents investment of cash collateral received from securities lending.

See Notes to Financial Statements

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$191,400,658	17.1%
Semiconductors & Semiconductor Equipment	87,740,413	7.8%
Pharmaceuticals	68,710,184	6.1%
Machinery	56,778,877	5.1%
Aerospace & Defense	56,237,256	5.0%
Industrial Conglomerates	45,039,544	4.0%
Metals & Mining	44,595,221	4.0%
Electrical Equipment	37,957,810	3.4%
Capital Markets	35,473,866	3.2%
Hotels, Restaurants & Leisure	33,300,328	3.0%
Software	30,975,414	2.8%
Construction Materials	30,080,636	2.7%
Health Care Equipment & Supplies	28,166,684	2.5%
Commercial Services & Supplies	27,976,838	2.5%
Beverages	24,502,005	2.2%
Broadline Retail	22,216,933	2.0%
Trading Companies & Distributors	21,246,103	1.9%
Personal Care Products	20,301,554	1.8%
Independent Power and Renewable Electricity Producers	19,703,962	1.8%
Tobacco	19,534,495	1.8%
Professional Services	19,067,368	1.7%
Energy Equipment & Services	18,938,248	1.7%
Oil, Gas & Consumable Fuels	17,050,935	1.5%
Chemicals	16,757,706	1.5%
Air Freight & Logistics	16,699,759	1.5%
Life Sciences Tools & Services	16,239,184	1.5%
Insurance	15,694,095	1.4%
Automobiles	14,467,000	1.3%
Technology Hardware, Storage & Peripherals	14,251,525	1.3%
Textiles, Apparel & Luxury Goods	13,916,400	1.2%
Building Products	12,689,144	1.1%
IT Services	8,939,844	0.8%
Real Estate Management & Development	7,711,356	0.7%
Diversified Telecommunication Services	5,873,769	0.5%
Food Products	5,742,195	0.5%
Health Care Providers & Services	1,575,377	0.1%
Short-Term Investments and Other Liabilities—Net	11,469,208	1.0%
	$1,119,021,894	100.0%

See Notes to Financial Statements

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,107,552,686	$—	$—	$1,107,552,686
Short-Term Investments	—	23,027,937	—	23,027,937
Total Investments	$1,107,552,686	$23,027,937	$—	$1,130,580,623

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments International Select Fund^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 99.4%
Austria 3.1%
20,466	BAWAG Group AG *(a)	$3,192,107
45,157	Erste Group Bank AG	5,373,102
		8,565,209
Belgium 2.3%
76,729	Anheuser-Busch InBev SA	6,239,427
Canada 2.1%
66,730	Barrick Mining Corp.	3,385,880
24,623	Kinaxis, Inc. *	2,337,836
		5,723,716
China 1.2%
174,600	Alibaba Group Holding Ltd.	3,189,194
Congo 0.7%
156,310	Ivanhoe Mines Ltd. Class A *(b)	1,787,644
Czech Republic 0.8%
54,716	CSG NV *	2,057,887
Denmark 2.3%
16,248	DSV AS	4,202,291
56,046	Novo Nordisk AS Class B	2,108,505
		6,310,796
France 11.5%
61,932	Accor SA (b)	3,604,791
16,488	Airbus SE	3,589,405
87,738	AXA SA	4,298,209
33,195	Cie de Saint-Gobain SA	3,382,610
8,828	L'Oreal SA	4,145,345
6,407	LVMH Moet Hennessy Louis Vuitton SE	4,119,116
6,773	Safran SA	2,721,012
39,748	Societe Generale SA	3,468,927
34,125	SPIE SA	2,116,910
		31,446,325
Germany 11.9%
53,627	Bayer AG	2,661,992
48,569	Commerzbank AG	1,988,534
5,048	Deutsche Boerse AG	1,386,200
14,908	Heidelberg Materials AG	3,338,979
74,038	RWE AG	4,771,340
9,888	SAP SE ADR	1,992,729
24,806	Siemens AG	7,251,485
31,512	Siemens Energy AG	6,197,696
Number of Shares		Value
Germany – cont'd
29,907	Symrise AG	$2,741,531
		32,330,486
Ireland 1.0%
139,786	Bank of Ireland Group PLC	2,731,105
Israel 0.5%
9,698	Check Point Software Technologies Ltd. *	1,474,775
Italy 1.9%
26,820	Amplifon SpA	417,522
57,041	UniCredit SpA	4,880,409
		5,297,931
Japan 14.2%
94,200	Fujitsu Ltd.	2,164,311
149,000	Hitachi Ltd.	4,986,226
99,400	IHI Corp.	2,738,886
250,400	Japan Post Bank Co. Ltd.	4,908,106
28,300	Oracle Corp. Japan	1,709,254
404,100	Pan Pacific International Holdings Corp.	2,691,154
223,800	Renesas Electronics Corp.	4,254,873
423,800	Resona Holdings, Inc.	5,184,708
93,800	Socionext, Inc. (b)	1,215,409
91,900	Taiheiyo Cement Corp.	2,644,041
9,900	Tokyo Electron Ltd.	2,789,991
31,600	Tokyo Seimitsu Co. Ltd.	3,500,656
		38,787,615
Korea 3.1%
29,449	Kia Corp.	4,207,000
28,660	Samsung Electronics Co. Ltd.	4,313,445
		8,520,445
Luxembourg 2.2%
42,019	ArcelorMittal SA	2,754,563
40,178	Eurofins Scientific SE	3,235,850
		5,990,413
Netherlands 5.9%
3,870	ASM International NV	3,265,888
3,860	ASML Holding NV	5,625,508
17,402	IMCD NV	1,673,764
184,444	ING Groep NV	5,367,839
		15,932,999
Spain 0.5%
37,620	Cellnex Telecom SA (a)	1,428,681

See Notes to Financial Statements

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)

Number of Shares		Value
Sweden 2.1%
105,055	Epiroc AB Class A	$3,164,125
57,443	Sandvik AB	2,541,399
		5,705,524
Switzerland 2.7%
31,450	DSM-Firmenich AG	2,246,030
14,951	Galderma Group AG	2,837,161
2,003	Partners Group Holding AG (b)	2,233,689
		7,316,880
Taiwan 0.8%
5,820	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,180,056
United Kingdom 17.4%
54,211	Ashtead Group PLC	3,891,042
26,117	AstraZeneca PLC	5,470,255
145,001	BAE Systems PLC	4,127,074
838,301	Barclays PLC	5,116,014
80,495	British American Tobacco PLC	5,033,432
115,480	Compass Group PLC	3,545,176
1,005,254	Convatec Group PLC (a)	3,473,531
71,406	Experian PLC	2,680,978
98,023	Hiscox Ltd.	2,044,920
26,548	London Stock Exchange Group PLC	3,169,881
530,932	NatWest Group PLC	4,429,013
74,202	RELX PLC	2,583,958
307,507	Rentokil Initial PLC	1,890,548
		47,455,822
Number of Shares		Value
United States 11.2%
38,721	Alcon AG (b)	$3,375,697
6,747	Aon PLC Class A	2,263,416
599,591	Haleon PLC	3,278,215
81,057	JBS NV Class A *	1,369,053
4,326	Roche Holding AG	2,064,957
12,770	Royal Gold, Inc.	3,828,318
15,547	Schneider Electric SE	5,083,072
100,223	Shell PLC	4,151,241
99,746	SLB Ltd.	5,120,960
		30,534,929
Total Common Stocks (Cost $223,641,408)		271,007,859

Short-Term Investments 2.4%
Investment Companies 2.4%
6,445,605	State Street Navigator Securities Lending Government Money Market Portfolio, 3.69%(c)(d) (Cost $6,445,605)	6,445,605
Total Investments 101.8% (Cost $230,087,013)		277,453,464
Liabilities Less Other Assets (1.8)%		(4,813,330)
Net Assets 100.0%		$272,640,134

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at February 28, 2026 amounted to $8,094,319, which represents 3.0% of net assets of the
Fund.

(b)
All or a portion of this security is on loan at February 28, 2026. Total value of all such securities at
February 28, 2026 amounted to $8,723,406, collateralized by cash collateral of $6,445,605 and non-cash
(U.S. Treasury Securities) collateral of $2,598,732 for the Fund (see Note A of the Notes to Financial
Statements).

(c)	Represents 7-day effective yield as of February 28, 2026.
(d)	Represents investment of cash collateral received from securities lending.

See Notes to Financial Statements

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$46,639,864	17.1%
Semiconductors & Semiconductor Equipment	22,832,381	8.4%
Pharmaceuticals	18,421,085	6.8%
Aerospace & Defense	12,495,378	4.6%
Industrial Conglomerates	12,237,711	4.5%
Metals & Mining	11,756,405	4.3%
Electrical Equipment	11,280,768	4.1%
Insurance	8,606,545	3.2%
Machinery	8,444,410	3.1%
Software	7,514,594	2.8%
Hotels, Restaurants & Leisure	7,149,967	2.6%
Health Care Equipment & Supplies	6,849,228	2.5%
Capital Markets	6,789,770	2.5%
Beverages	6,239,427	2.3%
Construction Materials	5,983,020	2.2%
Broadline Retail	5,880,348	2.2%
Trading Companies & Distributors	5,564,806	2.0%
Professional Services	5,264,936	1.9%
Energy Equipment & Services	5,120,960	1.9%
Tobacco	5,033,432	1.8%
Chemicals	4,987,561	1.8%
Independent Power and Renewable Electricity Producers	4,771,340	1.8%
Technology Hardware, Storage & Peripherals	4,313,445	1.6%
Automobiles	4,207,000	1.5%
Air Freight & Logistics	4,202,291	1.5%
Oil, Gas & Consumable Fuels	4,151,241	1.5%
Personal Care Products	4,145,345	1.5%
Textiles, Apparel & Luxury Goods	4,119,116	1.5%
Commercial Services & Supplies	4,007,458	1.5%
Building Products	3,382,610	1.2%
Life Sciences Tools & Services	3,235,850	1.2%
IT Services	2,164,311	0.8%
Diversified Telecommunication Services	1,428,681	0.5%
Food Products	1,369,053	0.5%
Health Care Providers & Services	417,522	0.2%
Short-Term Investments and Other Liabilities—Net	1,632,275	0.6%
	$272,640,134	100.0%

See Notes to Financial Statements

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$271,007,859	$—	$—	$271,007,859
Short-Term Investments	—	6,445,605	—	6,445,605
Total Investments	$271,007,859	$6,445,605	$—	$277,453,464

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 98.9%
Aerospace & Defense 1.6%
233,073	Mercury Systems, Inc.*	$20,750,489
Automobile Components 1.1%
106,614	Lear Corp.	13,993,088
Banks 5.3%
741,142	Banc of California, Inc.	13,688,893
128,074	Glacier Bancorp, Inc.	5,826,086
1,601,409	Huntington Bancshares, Inc.	26,903,671
231,916	Texas Capital Bancshares, Inc.*	22,101,595
		68,520,245
Building Products 3.3%
1,117,233	Resideo Technologies, Inc.*	43,236,917
Chemicals 0.8%
161,862	HB Fuller Co.	10,637,571
Commercial Services & Supplies 5.4%
47,877	Clean Harbors, Inc.*	14,037,537
1,676,374	Enviri Corp.*	31,733,760
836,983	OPENLANE, Inc.*	23,862,385
		69,633,682
Communications Equipment 6.9%
52,092	Ciena Corp.*	18,164,481
4,182,453	Ribbon Communications, Inc.*(a)	9,326,870
1,355,053	Viasat, Inc.*	62,034,326
		89,525,677
Construction & Engineering 2.1%
208,293	Arcosa, Inc.	22,387,332
166,700	Centuri Holdings, Inc.*	5,167,700
		27,555,032
Consumer Finance 0.6%
115,184	Bread Financial Holdings, Inc.	8,161,938
Containers & Packaging 1.9%
123,854	Avery Dennison Corp.	24,318,733
Electric Utilities 1.6%
386,245	Portland General Electric Co.	20,841,780
Electrical Equipment 2.0%
1,306,897	Babcock & Wilcox Enterprises, Inc.*	11,579,107
Number of Shares		Value
Electrical Equipment – cont'd
94,941	Bloom Energy Corp. Class A*	$14,779,466
		26,358,573
Electronic Equipment, Instruments & Components 8.9%
66,205	Coherent Corp.*	17,142,461
1,252,575	Innoviz Technologies Ltd.*	1,068,321
214,578	IPG Photonics Corp.*	28,232,028
131,011	Itron, Inc.*	12,308,484
214,023	nLight, Inc.*	12,025,952
66,497	OSI Systems, Inc.*	18,964,944
65,615	Rogers Corp.*	7,075,265
27,849	Teledyne Technologies, Inc.*	18,967,954
		115,785,409
Energy Equipment & Services 3.6%
214,128	Innovex International, Inc.*	5,642,273
662,038	Patterson-UTI Energy, Inc.	5,633,943
278,435	TechnipFMC PLC	18,463,025
2,024,092	TETRA Technologies, Inc.*	17,528,637
		47,267,878
Entertainment 1.8%
2,468,339	Lionsgate Studios Corp.*	22,215,051
119,337	Starz Entertainment Corp.*	1,312,707
		23,527,758
Food Products 0.9%
682,595	Hain Celestial Group, Inc.*	545,666
672,701	Magnum Ice Cream Co. NV*	10,675,765
		11,221,431
Gas Utilities 3.2%
120,050	Atmos Energy Corp.	22,424,140
361,222	New Jersey Resources Corp.	19,592,681
		42,016,821
Health Care Equipment & Supplies 5.4%
1,406,553	Accuray, Inc.*	812,284
244,339	AtriCure, Inc.*	7,638,037
80,961	CONMED Corp.	3,724,206
647,006	CytoSorbents Corp.*	486,872
304,370	Dentsply Sirona, Inc.	4,468,152
364,426	Haemonetics Corp.*	23,075,454
560,108	Integra LifeSciences Holdings Corp.*	6,374,029
304,222	Neogen Corp.*	3,416,413
1,103,553	OraSure Technologies, Inc.*	3,476,192
421,581	QuidelOrtho Corp.*	9,586,752

See Notes to Financial Statements

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)

Number of Shares		Value
Health Care Equipment & Supplies – cont'd
508,761	Varex Imaging Corp.*	$6,700,383
		69,758,774
Health Care Providers & Services 0.9%
494,828	Acadia Healthcare Co., Inc.*	11,598,768
Hotels, Restaurants & Leisure 2.0%
1,633,833	Brightstar Lottery PLC	22,154,775
103,524	United Parks & Resorts, Inc.*	3,601,600
		25,756,375
Household Durables 2.3%
250,448	Somnigroup International, Inc.	22,417,600
113,481	Whirlpool Corp.	7,765,505
		30,183,105
Independent Power and Renewable Electricity Producers 3.4%
340,077	Ormat Technologies, Inc.	35,265,985
53,965	Vistra Corp.	9,383,974
		44,649,959
IT Services 1.5%
950,312	Kyndryl Holdings, Inc.*	11,717,347
1,516,217	Unisys Corp.*	3,684,407
67,247	Wix.com Ltd.*	4,738,224
		20,139,978
Life Sciences Tools & Services 1.1%
159,601	Azenta, Inc.*	4,306,035
47,561	Charles River Laboratories International, Inc.*	8,489,163
1,037,137	Standard BioTools, Inc.*	1,171,965
		13,967,163
Machinery 2.6%
79,355	Albany International Corp. Class A	4,574,816
170,119	Helios Technologies, Inc.	12,132,887
677,675	Hillman Solutions Corp.*	5,556,935
1,264,623	Stratasys Ltd.*	12,178,319
		34,442,957
Media 1.3%
923,858	Criteo SA ADR*	16,509,343
Metals & Mining 1.6%
116,599	Alcoa Corp.	7,238,466
1,227,822	Cleveland-Cliffs, Inc.*	13,088,582
		20,327,048
Number of Shares		Value
Multi-Utilities 1.7%
312,716	Northwestern Energy Group, Inc.	$21,877,611
Oil, Gas & Consumable Fuels 2.9%
458,032	CNX Resources Corp.*	19,136,577
429,645	Devon Energy Corp.	18,702,447
		37,839,024
Pharmaceuticals 1.0%
940,827	Amneal Pharmaceuticals, Inc.*	12,992,821
Professional Services 2.6%
1,803,740	Alight, Inc. Class A	1,586,750
3,606,511	Conduent, Inc.*	5,265,506
636,374	KBR, Inc.	26,874,074
		33,726,330
Semiconductors & Semiconductor Equipment 8.0%
279,573	CEVA, Inc.*	5,831,893
1,671,368	indie Semiconductor, Inc. Class A*	6,117,207
86,702	MACOM Technology Solutions Holdings, Inc.*	21,512,500
255,313	Rambus, Inc.*	25,444,494
173,524	Semtech Corp.*	15,655,335
972,917	Veeco Instruments, Inc.*	29,732,343
		104,293,772
Software 6.1%
922,088	Adeia, Inc.	19,078,001
1,421,032	Cognyte Software Ltd.*	10,075,117
213,517	LiveRamp Holdings, Inc.*	5,801,257
881,227	NCR Voyix Corp.*	6,732,574
416,885	OneSpan, Inc.	4,602,410
402,214	Radware Ltd.*	9,311,254
648,018	UiPath, Inc. Class A*	6,953,233
539,786	Varonis Systems, Inc.*	12,469,057
738,941	Xperi, Inc.*	4,529,708
		79,552,611
Specialty Retail 0.3%
296,099	Caleres, Inc.	3,520,617
Textiles, Apparel & Luxury Goods 0.6%
1,017,514	Under Armour, Inc. Class C*	7,356,626
Trading Companies & Distributors 2.6%
226,405	AerCap Holdings NV	33,833,963

Total Common Stocks (Cost $848,197,462)		1,285,679,867

See Notes to Financial Statements

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)

Number of Shares		Value

Rights 0.0%‡
Food Products 0.0%‡
169,122	Contra TreeHouse Foods, Inc., CVR*(b) (Cost $326,406)	$295,964
Warrants 0.0%‡
Communications Equipment 0.0%‡
1,511,444	Ribbon Communications, Inc. Expires 3/31/2027*#(a)(c)	342,708
Health Care Equipment & Supplies 0.0%‡
131,579	CytoSorbents Corp.*(c)	0

Total Warrants (Cost $2,464,258)		342,708

Number of Shares		Value

Short-Term Investments 1.1%
Investment Companies 1.1%
14,769,242	State Street Institutional Treasury Money Market Fund Premier Class, 3.61%(d) (Cost $14,769,242)	$14,769,242
Total Investments 100.0% (Cost $865,757,368)		1,301,087,781
Liabilities Less Other Assets (0.0)%‡		(277,713)
Net Assets 100.0%		$1,300,810,068

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Security acquired via a PIPE transaction.
(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of February 28, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at February 28, 2026 amounted to $342,708, which represents
0.0% of net assets of the Fund.

(d)	Represents 7-day effective yield as of February 28, 2026.
#  This security is subject to restrictions on resale. Total value of all such securities at February 28, 2026 amounted to $342,708, which represents 0.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 2/28/2026	Fair Value Percentage of Net Assets as of 2/28/2026
Ribbon Communications, Inc. Expires 3/31/2027 (Warrants)	3/29/2023	$2,464,258	$342,708	0.0%

See Notes to Financial Statements

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks#	$1,285,679,867	$—	$—	$1,285,679,867
Rights#	—	—	295,964	295,964
Warrants#	—	342,708	—	342,708
Short-Term Investments	—	14,769,242	—	14,769,242
Total Investments	$1,285,679,867	$15,111,950	$295,964	$1,301,087,781

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/28/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 2/28/2026
Investments in Securities:
Rights(1)	$—	$—	$—	$(30)	$326	$—	$—	$—	$296	$(30)
Total	$—	$—	$—	$(30)	$326	$—	$—	$—	$296	$(30)
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 98.0%
Aerospace & Defense 3.1%
36,173	Boeing Co.*	$8,230,443
197,546	General Electric Co.	67,612,094
		75,842,537
Automobiles 1.0%
59,179	Tesla, Inc.*	23,820,139
Biotechnology 1.1%
113,520	AbbVie, Inc.	26,345,722
Broadline Retail 6.3%
736,162	Amazon.com, Inc.*	154,594,020
Capital Markets 2.9%
569,403	Brookfield Asset Management Ltd. Class A	26,619,590
225,483	KKR & Co., Inc.	19,770,349
57,935	S&P Global, Inc.	25,600,318
		71,990,257
Commercial Services & Supplies 0.6%
63,178	Waste Management, Inc.	15,215,790
Consumer Staples Distribution & Retail 2.5%
38,265	Costco Wholesale Corp.	38,677,879
170,027	Walmart, Inc.	21,754,955
		60,432,834
Electric Utilities 0.9%
248,838	NextEra Energy, Inc.	23,333,539
Electrical Equipment 1.6%
337,898	nVent Electric PLC	39,993,607
Electronic Equipment, Instruments & Components 2.0%
339,271	Amphenol Corp. Class A	49,553,922
Entertainment 3.7%
55,215	Live Nation Entertainment, Inc.*	8,952,560
785,061	Netflix, Inc.*	75,554,271
57,253	Walt Disney Co.	6,071,108
		90,577,939
Financial Services 5.3%
115,584	MasterCard, Inc. Class A	59,781,201
222,572	Visa, Inc. Class A	71,254,200
		131,035,401
Ground Transportation 0.6%
54,468	Union Pacific Corp.	14,432,931
Number of Shares		Value
Health Care Equipment & Supplies 1.2%
378,352	Boston Scientific Corp.*	$29,076,351
Health Care Technology 0.7%
644,599	Waystar Holding Corp.*	16,533,964
Hotels, Restaurants & Leisure 0.7%
54,020	McDonald's Corp.	18,424,061
Interactive Media & Services 12.5%
610,456	Alphabet, Inc. Class A	190,315,762
179,392	Meta Platforms, Inc. Class A	116,278,307
		306,594,069
IT Services 0.8%
71,899	Cloudflare, Inc. Class A*	12,380,289
59,512	Shopify, Inc. Class A*	7,184,884
		19,565,173
Life Sciences Tools & Services 0.7%
30,772	Thermo Fisher Scientific, Inc.	16,035,597
Machinery 3.3%
66,830	Caterpillar, Inc.	49,643,329
26,461	Deere & Co.	16,662,756
69,861	ITT, Inc.	14,140,565
		80,446,650
Multi-Utilities 1.6%
914,588	CenterPoint Energy, Inc.	39,784,578
Oil, Gas & Consumable Fuels 0.7%
219,149	Williams Cos., Inc.	16,374,813
Pharmaceuticals 3.1%
72,998	Eli Lilly & Co.	76,793,166
Semiconductors & Semiconductor Equipment 15.0%
108,870	Advanced Micro Devices, Inc.*	21,796,862
34,482	ASML Holding NV	50,018,210
299,896	Broadcom, Inc.	95,831,767
1,133,373	NVIDIA Corp.	200,822,362
		368,469,201
Software 11.6%
90,909	Arctic Wolf Networks, Inc.*#(a)(b)	1,050,908
4,688	Canva, Inc.*#(a)(b)	7,717,104
90,173	Crowdstrike Holdings, Inc. Class A*	33,542,553
473,566	Microsoft Corp.	185,988,311
19,881	Salesforce, Inc.	3,872,620
180,695	ServiceNow, Inc.*	19,516,867

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)

Number of Shares		Value
Software – cont'd
106,995	Superhuman Platform, Inc. Class A*#(a)(b)	$1,401,634
79,806	Synopsys, Inc.*	33,039,684
		286,129,681
Specialty Retail 8.4%
299,185	Chewy, Inc. Class A*	8,203,653
1,297,807	Fanatics Holdings, Inc. Class A*#(a)(b)	95,843,047
142,034	Home Depot, Inc.(c)	54,075,184
92,036	O'Reilly Automotive, Inc.*	8,640,340
249,545	TJX Cos., Inc.	40,341,445
		207,103,669
Technology Hardware, Storage & Peripherals 5.9%
547,238	Apple, Inc.	144,569,335
Textiles, Apparel & Luxury Goods 0.2%
98,790	NIKE, Inc. Class B	6,142,762

Total Common Stocks (Cost $1,310,099,850)		2,409,211,708
Preferred Stocks 1.2%
Entertainment 0.0%‡
8,256	A24 Films LLC#(a)(b)(d)	1,209,242
IT Services 0.3%
287,787	Druva, Inc., Series 4*#(a)(b)	2,146,891
461,441	Druva, Inc., Series 5*#(a)(b)	4,448,291
		6,595,182
Software 0.4%
10	Databricks, Inc., Series B*#(a)(b)	1,900
801	Databricks, Inc., Series C*#(a)(b)	152,190
16,466	Databricks, Inc., Series D*#(a)(b)	3,128,540
6,358	Databricks, Inc., Series E*#(a)(b)	1,208,020
3,258	Databricks, Inc., Series F*#(a)(b)	619,020
Number of Shares		Value
Software – cont'd
39	Databricks, Inc., Series G*#(a)(b)	$7,410
95	Databricks, Inc., Series H*#(a)(b)	18,050
12,228	Databricks, Inc., Series K*#(a)(b)	2,323,320
90,310	Signifyd, Inc., Series Seed*#(a)(b)	414,523
39,343	Signifyd, Inc., Series A*#(a)(b)	181,765
33,179	Superhuman Platform, Inc., Series 3*#(a)(b)	849,382
82,373	Videoamp, Inc., Series F 1*#(a)(b)	1,300,011
		10,204,131
Specialty Retail 0.5%
7,000	Fabletics LLC, Series G*#(a)(b)	11,362,330
5,623	Savage X Fenty, Series C 1*#(a)(b)	13,525
72,983	Savage X Fenty, Series D*#(a)(b)	862,783
		12,238,638

Total Preferred Stocks (Cost $25,438,452)		30,247,193

Short-Term Investments 0.8%
Investment Companies 0.8%
20,621,791	State Street Institutional Treasury Money Market Fund Premier Class, 3.61%(e) (Cost $20,621,791)	20,621,791
Total Investments 100.0% (Cost $1,356,160,093)		2,460,080,692
Liabilities Less Other Assets (0.0)%‡		(759,118)
Net Assets 100.0%		$2,459,321,574

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)

(b)
Security fair valued as of February 28, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at February 28, 2026 amounted to $136,259,886, which represents 5.5% of net assets of the Fund.

(c)	All or a portion of this security is pledged as collateral for options written.
(d)	Security represented in Units.
(e)	Represents 7-day effective yield as of February 28, 2026.
#  This security is subject to restrictions on resale. Total value of all such securities at February 28, 2026 amounted to $136,259,886, which represents 5.5% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 2/28/2026	Fair Value Percentage of Net Assets as of 2/28/2026
A24 Films LLC	2/25/2022	$940,028	$1,209,242	0.1%
Arctic Wolf Networks, Inc.	12/31/2021	999,999	1,050,908	0.0%
Canva, Inc.	3/19/2024	5,000,507	7,717,104	0.3%
Databricks, Inc. (Series B Preferred Shares)	3/12/2025	925	1,900	0.0%
Databricks, Inc. (Series C Preferred Shares)	3/12/2025	74,092	152,190	0.0%
Databricks, Inc. (Series D Preferred Shares)	3/12/2025	1,523,105	3,128,540	0.1%
Databricks, Inc. (Series E Preferred Shares)	3/12/2025	588,115	1,208,020	0.0%
Databricks, Inc. (Series F Preferred Shares)	3/12/2025	301,365	619,020	0.0%
Databricks, Inc. (Series G Preferred Shares)	3/12/2025	3,608	7,410	0.0%
Databricks, Inc. (Series H Preferred Shares)	3/12/2025	8,787	18,050	0.0%
Databricks, Inc. (Series K Preferred Shares)	9/8/2025	1,834,200	2,323,320	0.1%
Druva, Inc. (Series 4 Preferred Shares)	6/14/2019	1,500,003	2,146,891	0.1%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	4,325,000	4,448,291	0.2%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	7,000,000	11,362,330	0.5%
Fanatics Holdings, Inc. Class A	8/13/2020-4/29/2021	23,018,872	95,843,047	3.9%
Savage X Fenty (Series C1 Preferred Shares)	3/5/2025	1,000,028	13,525	0.0%
Savage X Fenty (Series D Preferred Shares)	2/24/2025-3/5/2025	169,715	862,783	0.0%
Signifyd, Inc. (Series A Preferred Shares)	5/27/2021	1,213,732	181,765	0.0%
Signifyd, Inc. (Series Seed Preferred Shares)	5/27/2021	2,786,053	414,523	0.0%
Superhuman Platform, Inc. (Series 3 Preferred Shares)	12/23/2021-1/24/2022	869,685	849,382	0.0%
Superhuman Platform, Inc. Class A	12/23/2021-1/24/2022	2,804,542	1,401,634	0.1%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	1,300,011	1,300,011	0.1%
Total		$57,262,372	$136,259,886	5.5%

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)

Derivative Instruments
Purchased option contracts ("options purchased")
At February 28, 2026, the Fund did not have any outstanding options purchased.
Written option contracts ("options written")
At February 28, 2026, the Fund did not have any outstanding options written.
For the six months ended February 28, 2026, the average market value for the months where the Fund had options purchased and options written outstanding was $98,000 and $(190,500), respectively. At February 28, 2026, the Fund had securities pledged in the amount of $2,474,680 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Software	$275,960,035	$—	$10,169,646	$286,129,681
Specialty Retail	111,260,622	—	95,843,047	207,103,669
Other Common Stocks#	1,915,978,358	—	—	1,915,978,358
Total Common Stocks	2,303,199,015	—	106,012,693	2,409,211,708
Preferred Stocks#	—	—	30,247,193	30,247,193
Short-Term Investments	—	20,621,791	—	20,621,791
Total Investments	$2,303,199,015	$20,621,791	$136,259,886	$2,460,080,692

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/28/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 2/28/2026
Investments in Securities:
Common Stocks(1)	$96,174	$—	$—	$9,839	$—	$—	$—	$—	$106,013	$9,839
Preferred Stocks(1)	23,761	—	—	3,442	1,835	—	—	—	29,038	3,442
Preferred Units(1)	1,209	—	—	—	—	—	—	—	1,209	—
Total	$121,144	$—	$—	$13,281	$1,835	$—	$—	$—	$136,260	$13,281
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 2/28/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$106,012,693	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	2.5x -9.7x	2.6x	Increase
			Enterprise value/ EBITDA multiple (EV/EBITDA)	18.1x	18.1x	Increase
			Discount Rate	3.5%	3.5%	Decrease
			Term (Years)	1.1 - 1.3	1.2	Decrease
			Expected Volatility	50.0% - 80.0%	62.9%	Decrease
			Transaction Price	$13.10 - $1,646.14	$1,395.13	Increase
Preferred Stocks	29,037,951	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	1.1x - 6.3x	3.3x	Increase
			Discount Rate	0.3% - 15.0%	9.5%	Decrease
			Term (Years)	0.8 - 2.5	1.3	Decrease
			Expected Volatility	30.0% -70.0%	58.6%	Decrease
			Transaction Price	$4.55 - $190.00	$155.94	Increase
			Liquidation Preference	1.3x	1.3x	Increase
Preferred Units	1,209,242	Market Approach	Enterprise value/ Revenue multiple (EV/Revenue)	2.8x	2.8x	Increase
			Discount Rate	3.5%	3.5%	Decrease
			Term (Years)	1.0	1.0	Decrease
			Expected Volatility	30.0%	30.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Financial Statements

Schedule of Investments Large Cap Value Fund^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 95.2%
Aerospace & Defense 3.9%
1,258,203	Boeing Co.*	$286,278,929
119,838	Northrop Grumman Corp.	86,808,250
		373,087,179
Air Freight & Logistics 0.3%
66,748	FedEx Corp.	25,831,476
Banks 9.9%
1,653,081	Bank of America Corp.	82,373,026
756,014	Citizens Financial Group, Inc.	45,504,483
1,690,560	Fifth Third Bancorp	83,632,003
864,055	JPMorgan Chase & Co.	259,475,717
356,338	M&T Bank Corp.	77,318,219
698,528	PNC Financial Services Group, Inc.	148,332,421
2,003,954	Truist Financial Corp.	98,814,972
1,763,776	Wells Fargo & Co.	143,659,555
		939,110,396
Biotechnology 2.3%
281,434	Amgen, Inc.	109,241,421
719,983	Gilead Sciences, Inc.	107,241,468
		216,482,889
Capital Markets 6.4%
1,905,734	Charles Schwab Corp.	181,425,877
622,426	CME Group, Inc.	198,865,107
534,359	Morgan Stanley	88,976,117
305,993	S&P Global, Inc.	135,212,187
		604,479,288
Chemicals 3.2%
4,626,256	Dow, Inc.	142,164,847
312,457	Linde PLC	158,753,153
		300,918,000
Communications Equipment 1.4%
1,710,429	Cisco Systems, Inc.	135,910,688
Consumer Finance 1.2%
555,413	Capital One Financial Corp.	108,660,999
Consumer Staples Distribution & Retail 1.7%
1,261,685	Walmart, Inc.	161,432,596
Diversified Telecommunication Services 0.8%
2,492,450	Comcast Corp. Class A	77,166,252
Electric Utilities 2.2%
1,949,170	FirstEnergy Corp.	99,719,537
Number of Shares		Value
Electric Utilities – cont'd
1,180,313	NextEra Energy, Inc.	$110,677,950
		210,397,487
Electrical Equipment 1.1%
119,484	AMETEK, Inc.	28,582,962
178,722	Rockwell Automation, Inc.	72,820,279
		101,403,241
Energy Equipment & Services 1.3%
2,357,898	Halliburton Co.	84,884,328
677,509	SLB Ltd.	34,783,312
		119,667,640
Entertainment 2.1%
916,273	Walt Disney Co.	97,161,589
3,694,379	Warner Bros Discovery, Inc.*	104,070,656
		201,232,245
Food Products 0.4%
551,635	Mondelez International, Inc. Class A	33,969,683
Ground Transportation 1.3%
1,873,005	CSX Corp.	79,958,583
176,962	Union Pacific Corp.	46,891,391
		126,849,974
Health Care Equipment & Supplies 4.2%
1,174,281	Abbott Laboratories	136,627,595
877,877	Edwards Lifesciences Corp.*	75,910,024
1,884,767	Medtronic PLC	184,066,345
		396,603,964
Health Care Providers & Services 1.3%
204,544	Humana, Inc.	38,973,814
283,697	UnitedHealth Group, Inc.	83,199,819
		122,173,633
Hotels, Restaurants & Leisure 3.3%
1,896,397	Carnival Corp.	59,831,325
874,015	Las Vegas Sands Corp.	49,574,131
112,569	McDonald's Corp.	38,392,783
1,131,544	Wynn Resorts Ltd.	122,421,746
247,819	Yum! Brands, Inc.	41,673,243
		311,893,228
Household Products 1.2%
764,464	Colgate-Palmolive Co.	75,788,961
232,678	Procter & Gamble Co.	38,903,762
		114,692,723

See Notes to Financial Statements

Schedule of Investments Large Cap Value Fund^ (Unaudited)  (cont’d)

Number of Shares		Value
Industrial Conglomerates 0.9%
539,295	3M Co.	$89,156,249
Industrial REITs 0.0%‡
6,782	Prologis, Inc.	966,910
Interactive Media & Services 1.8%
545,569	Alphabet, Inc. Class C	169,906,554
IT Services 0.4%
163,705	International Business Machines Corp.	39,323,578
Life Sciences Tools & Services 1.1%
472,080	Danaher Corp.	99,438,931
Machinery 4.2%
133,555	Caterpillar, Inc.	99,208,661
251,704	Cummins, Inc.	146,962,414
344,976	Illinois Tool Works, Inc.	100,260,375
577,965	Ingersoll Rand, Inc.	54,409,625
		400,841,075
Materials 0.0%‡
12,296	Sherwin-Williams Co.	4,458,407
Metals & Mining 11.9%
430,149	Agnico Eagle Mines Ltd.	108,225,489
1,686,939	BHP Group Ltd. ADR(a)	137,603,614
2,820,803	Freeport-McMoRan, Inc.	192,040,268
1,368,923	Rio Tinto PLC ADR	135,988,811
1,768,193	Southern Copper Corp.(a)	385,996,594
333,779	Steel Dynamics, Inc.	64,462,738
601,271	Wheaton Precious Metals Corp.	98,397,999
		1,122,715,513
Oil, Gas & Consumable Fuels 11.4%
1,346,170	Chevron Corp.	251,410,709
1,069,314	ConocoPhillips	121,324,366
3,129,573	Exxon Mobil Corp.	477,259,883
909,090	Phillips 66	140,299,860
1,197,399	Williams Cos., Inc.	89,469,653
		1,079,764,471
Pharmaceuticals 6.5%
1,242,946	Johnson & Johnson	308,785,075
1,215,862	Merck & Co., Inc.	150,548,033
5,730,960	Pfizer, Inc.	158,461,044
		617,794,152
Number of Shares		Value
Professional Services 0.6%
589,740	Paychex, Inc.	$55,229,151
Semiconductors & Semiconductor Equipment 3.4%
168,428	Advanced Micro Devices, Inc.*	33,720,970
3,943,625	Intel Corp.*	179,868,736
263,837	Micron Technology, Inc.	108,798,464
		322,388,170
Software 0.5%
236,800	Salesforce, Inc.	46,126,272
Textiles, Apparel & Luxury Goods 1.4%
2,115,013	NIKE, Inc. Class B	131,511,508
Tobacco 1.1%
561,433	Philip Morris International, Inc.	104,892,527
Trading Companies & Distributors 0.5%
37,779	W.W. Grainger, Inc.	43,246,755

Total Common Stocks (Cost $6,533,404,521)		9,009,723,804

Short-Term Investments 6.7%
Investment Companies 6.7%
474,375,784	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(b)	474,375,784
155,666,670	State Street Navigator Securities Lending Government Money Market Portfolio, 3.69%(b)(c)	155,666,670
Total Short-Term Investments (Cost $630,042,454)		630,042,454
Total Investments 101.9% (Cost $7,163,446,975)		9,639,766,258
Liabilities Less Other Assets (1.9)%		(178,042,981)
Net Assets 100.0%		$9,461,723,277

See Notes to Financial Statements

Schedule of Investments Large Cap Value Fund^ (Unaudited)  (cont’d)

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)
All or a portion of this security is on loan at February 28, 2026. Total value of all such securities at
February 28, 2026 amounted to $157,060,086, collateralized by cash collateral of $155,666,670 and non-cash (U.S. Treasury Securities) collateral of $3,575,848 for the Fund (see Note A of the Notes to
Financial Statements).

(b)	Represents 7-day effective yield as of February 28, 2026.
(c)	Represents investment of cash collateral received from securities lending.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$9,009,723,804	$—	$—	$9,009,723,804
Short-Term Investments	—	630,042,454	—	630,042,454
Total Investments	$9,009,723,804	$630,042,454	$—	$9,639,766,258

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 98.7%
Aerospace & Defense 10.1%
69,895	Axon Enterprise, Inc.*	$37,911,048
15,384	Curtiss-Wright Corp.	10,773,877
99,358	FTAI Aviation Ltd.	30,383,676
81,933	HEICO Corp.	26,174,316
281,184	Howmet Aerospace, Inc.	73,819,235
312,056	Rocket Lab Corp.*	21,563,070
		200,625,222
Banks 1.2%
1,640,064	NU Holdings Ltd. Class A*	24,568,159
Biotechnology 4.0%
70,433	Alnylam Pharmaceuticals, Inc.*	23,448,554
170,841	Insmed, Inc.*	25,511,687
61,410	Ionis Pharmaceuticals, Inc.*	4,983,422
119,986	Natera, Inc.*	24,961,887
		78,905,550
Broadline Retail 0.7%
126,572	Ollie's Bargain Outlet Holdings, Inc.*	13,555,861
Capital Markets 4.5%
82,999	Evercore, Inc. Class A	25,633,411
92,307	LPL Financial Holdings, Inc.	27,727,177
252,177	Robinhood Markets, Inc. Class A*	19,127,625
140,892	Tradeweb Markets, Inc. Class A	17,365,644
		89,853,857
Communications Equipment 0.4%
10,897	Lumentum Holdings, Inc.*	7,637,816
Construction & Engineering 5.9%
355,343	API Group Corp.*	15,798,550
31,849	Comfort Systems USA, Inc.	45,524,005
101,601	Quanta Services, Inc.	57,209,491
		118,532,046
Consumer Staples Distribution & Retail 2.4%
36,778	Casey's General Stores, Inc.	25,214,629
236,200	U.S. Foods Holding Corp.*	22,819,282
		48,033,911
Diversified Telecommunication Services 1.3%
328,249	AST SpaceMobile, Inc.*(a)	25,994,038
Number of Shares		Value
Electrical Equipment 4.7%
46,963	AMETEK, Inc.	$11,234,489
89,543	Nextpower, Inc. Class A*	9,410,969
287,678	Vertiv Holdings Co. Class A	73,326,246
		93,971,704
Electronic Equipment, Instruments & Components 3.7%
111,934	CDW Corp.	13,727,586
161,154	Celestica, Inc.*	44,741,185
39,590	Coherent Corp.*	10,251,039
33,362	Corning, Inc.	5,016,977
		73,736,787
Energy Equipment & Services 0.5%
161,356	Baker Hughes Co.	10,530,093
Financial Services 2.0%
523,441	Affirm Holdings, Inc.*	24,591,259
808,972	Rocket Cos., Inc. Class A	14,715,200
		39,306,459
Ground Transportation 0.6%
58,834	XPO, Inc.*	12,382,792
Health Care Equipment & Supplies 3.5%
264,340	Dexcom, Inc.*	19,410,486
77,272	IDEXX Laboratories, Inc.*	50,746,841
		70,157,327
Health Care Providers & Services 7.3%
211,948	Cardinal Health, Inc.	48,584,840
222,684	Cencora, Inc.	82,869,624
196,570	RadNet, Inc.*	13,722,552
		145,177,016
Health Care Technology 0.8%
82,891	Veeva Systems, Inc. Class A*	15,086,991
Hotels, Restaurants & Leisure 11.8%
122,198	Darden Restaurants, Inc.	26,132,042
80,179	Expedia Group, Inc.	17,293,809
240,522	Hilton Worldwide Holdings, Inc.	74,989,949
206,983	Royal Caribbean Cruises Ltd.	64,363,434
116,641	Texas Roadhouse, Inc.	21,330,140
400,665	Viking Holdings Ltd.*	31,259,883
		235,369,257
Household Durables 0.8%
35,323	TopBuild Corp.*	15,835,301

See Notes to Financial Statements

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)  (cont’d)

Number of Shares		Value
Independent Power and Renewable Electricity Producers 1.2%
135,197	Vistra Corp.	$23,509,406
Interactive Media & Services 1.1%
148,186	Reddit, Inc. Class A*	21,607,001
IT Services 5.3%
298,986	Cloudflare, Inc. Class A*	51,482,399
81,314	MongoDB, Inc.*	26,709,210
163,777	Snowflake, Inc.*	27,581,684
		105,773,293
Life Sciences Tools & Services 1.1%
67,408	Waters Corp.*	21,528,767
Metals & Mining 0.6%
99,219	Anglogold Ashanti PLC	12,677,212
Oil, Gas & Consumable Fuels 2.8%
94,089	Cameco Corp.	11,140,138
142,493	Targa Resources Corp.	33,599,849
19,677	Texas Pacific Land Corp.	10,316,454
		55,056,441
Professional Services 0.6%
142,725	UL Solutions, Inc. Class A	11,984,618
Semiconductors & Semiconductor Equipment 2.8%
40,163	Monolithic Power Systems, Inc.	45,895,867
31,641	Teradyne, Inc.	10,126,069
		56,021,936
Software 4.4%
343,949	Datadog, Inc. Class A*	38,508,530
287,990	Hut 8 Corp.*	15,329,708
480,434	IREN Ltd.*(a)	19,673,772
98,242	Zscaler, Inc.*	14,440,592
		87,952,602
Specialty Retail 5.8%
92,516	Carvana Co.*	30,915,147
100,410	O'Reilly Automotive, Inc.*	9,426,491
Number of Shares		Value
Specialty Retail – cont'd
173,785	Ross Stores, Inc.	$35,737,147
45,626	Ulta Beauty, Inc.*	31,244,228
108,011	Wayfair, Inc. Class A*	8,244,480
		115,567,493
Technology Hardware, Storage & Peripherals 1.3%
399,592	Pure Storage, Inc. Class A*	25,661,798
Textiles, Apparel & Luxury Goods 1.4%
179,469	Tapestry, Inc.	27,902,045
Trading Companies & Distributors 4.1%
1,021,382	Fastenal Co.	47,024,427
680,258	QXO, Inc.*	16,292,179
22,687	United Rentals, Inc.	19,057,080
		82,373,686

Total Common Stocks (Cost $1,842,351,857)		1,966,876,485

Short-Term Investments 1.8%
Investment Companies 1.8%
23,553,435	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(b)	23,553,435
12,064,329	State Street Navigator Securities Lending Government Money Market Portfolio, 3.69%(b)(c)	12,064,329
Total Short-Term Investments (Cost $35,617,764)		35,617,764
Total Investments 100.5% (Cost $1,877,969,621)		2,002,494,249
Liabilities Less Other Assets (0.5)%		(10,875,875)
Net Assets 100.0%		$1,991,618,374

*	Non-income producing security.
(a)
All or a portion of this security is on loan at February 28, 2026. Total value of all such securities at
February 28, 2026 amounted to $39,066,264, collateralized by cash collateral of $12,064,329 and non-cash
(U.S. Treasury Securities) collateral of $28,739,312 for the Fund (see Note A of the Notes to Financial
Statements).

(b)	Represents 7-day effective yield as of February 28, 2026.

See Notes to Financial Statements

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)  (cont’d)

(c)	Represents investment of cash collateral received from securities lending.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,966,876,485	$—	$—	$1,966,876,485
Short-Term Investments	—	35,617,764	—	35,617,764
Total Investments	$1,966,876,485	$35,617,764	$—	$2,002,494,249

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 100.0%
Aerospace & Defense 3.2%
855	General Dynamics Corp.	$305,278
3,758	L3Harris Technologies, Inc.	1,369,941
		1,675,219
Air Freight & Logistics 2.4%
1,614	FedEx Corp.	624,618
9,442	GXO Logistics, Inc.*	593,241
		1,217,859
Automobile Components 2.1%
14,813	Aptiv PLC*	1,089,348
Automobiles 1.6%
10,609	General Motors Co.	835,034
Banks 4.6%
31,196	First Horizon Corp.	742,153
46,907	Huntington Bancshares, Inc.	788,038
17,756	Truist Financial Corp.	875,548
		2,405,739
Building Products 4.6%
15,266	Fortune Brands Innovations, Inc.	829,555
20,599	Resideo Technologies, Inc.*	797,181
17,846	Trex Co., Inc.*	739,181
		2,365,917
Chemicals 1.1%
9,476	Ashland, Inc.	590,923
Communications Equipment 2.9%
3,087	Ciena Corp.*	1,076,437
921	Motorola Solutions, Inc.	444,161
		1,520,598
Construction & Engineering 2.0%
9,623	Arcosa, Inc.	1,034,280
Consumer Finance 2.2%
16,222	Ally Financial, Inc.	639,796
6,965	Bread Financial Holdings, Inc.	493,540
		1,133,336
Consumer Staples Distribution & Retail 1.8%
7,250	Dollar Tree, Inc.*	916,980
Containers & Packaging 1.0%
1,883	Avery Dennison Corp.	369,727
3,665	Sealed Air Corp.	153,490
		523,217
Number of Shares		Value
Electric Utilities 2.1%
21,622	FirstEnergy Corp.	$1,106,182
Electrical Equipment 0.7%
911	Rockwell Automation, Inc.	371,187
Electronic Equipment, Instruments & Components 8.3%
3,355	Coherent Corp.*	868,710
11,453	IPG Photonics Corp.*	1,506,871
6,116	Itron, Inc.*	574,598
1,976	Teledyne Technologies, Inc.*	1,345,854
		4,296,033
Energy Equipment & Services 1.9%
14,680	Baker Hughes Co.	958,017
Entertainment 1.6%
84,768	Lionsgate Studios Corp.*	762,912
5,596	Starz Entertainment Corp.*	61,556
		824,468
Food Products 1.5%
49,174	Magnum Ice Cream Co. NV*	780,391
Health Care Equipment & Supplies 2.5%
9,711	Haemonetics Corp.*	614,901
6,871	Zimmer Biomet Holdings, Inc.	676,381
		1,291,282
Health Care Providers & Services 2.2%
1,174	McKesson Corp.	1,159,172
Hotels, Restaurants & Leisure 5.3%
52,049	Brightstar Lottery PLC	705,785
19,687	MGM Resorts International*	725,663
15,603	Travel & Leisure Co.	1,149,941
4,079	United Parks & Resorts, Inc.*	141,908
		2,723,297
Independent Power and Renewable Electricity Producers 1.4%
2,686	Ormat Technologies, Inc.	278,538
2,442	Vistra Corp.	424,640
		703,178
Industrial REITs 1.3%
17,793	STAG Industrial, Inc.	697,841
Insurance 2.7%
5,263	Globe Life, Inc.	764,503
15,833	Ryan Specialty Holdings, Inc.	623,029
		1,387,532

See Notes to Financial Statements

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)  (cont’d)

Number of Shares		Value
IT Services 1.5%
17,285	Kyndryl Holdings, Inc.*	$213,124
7,688	Wix.com Ltd.*	541,697
		754,821
Life Sciences Tools & Services 1.8%
1,148	Charles River Laboratories International, Inc.*	204,906
3,969	IQVIA Holdings, Inc.*	709,697
		914,603
Machinery 2.6%
44,745	Gates Industrial Corp. PLC*	1,233,620
799	Middleby Corp.*	134,919
		1,368,539
Multi-Utilities 4.0%
30,494	CenterPoint Energy, Inc.	1,326,489
11,725	Dominion Energy, Inc.	740,317
		2,066,806
Oil, Gas & Consumable Fuels 5.4%
12,887	Devon Energy Corp.	560,971
7,036	EOG Resources, Inc.	873,027
18,123	Williams Cos., Inc.	1,354,151
		2,788,149
Professional Services 3.4%
184,675	Alight, Inc. Class A	162,459
11,453	Concentrix Corp.	375,658
136,802	Conduent, Inc.*	199,731
23,872	KBR, Inc.	1,008,114
		1,745,962
Real Estate Management & Development 2.2%
28,680	Compass, Inc. Class A*	279,630
2,758	Jones Lang LaSalle, Inc.*	870,287
		1,149,917
Retail REITs 1.9%
12,502	Regency Centers Corp.	987,658
Semiconductors & Semiconductor Equipment 5.7%
12,527	Enphase Energy, Inc.*	529,516
18,919	Intel Corp.*	862,896
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
3,486	MACOM Technology Solutions Holdings, Inc.*	$864,946
11,537	Skyworks Solutions, Inc.	687,375
		2,944,733
Software 4.4%
8,261	Docusign, Inc.*	372,323
10,030	Gitlab, Inc. Class A*	263,789
49,326	UiPath, Inc. Class A*	529,268
22,762	Varonis Systems, Inc.*	525,802
8,038	Zoom Communications, Inc.*	594,330
		2,285,512
Specialty Retail 0.5%
4,100	Best Buy Co., Inc.	254,077
Technology Hardware, Storage & Peripherals 2.7%
46,909	Hewlett Packard Enterprise Co.	1,007,136
6,172	Pure Storage, Inc. Class A*	396,366
		1,403,502
Textiles, Apparel & Luxury Goods 0.6%
43,589	Under Armour, Inc. Class C*	315,148
Trading Companies & Distributors 2.3%
8,044	AerCap Holdings NV	1,202,095

Total Common Stocks (Cost $37,786,300)		51,788,552

Short-Term Investments 0.0%‡
Investment Companies 0.0%‡
9,656	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(a) (Cost $9,656)	9,656
Total Investments 100.0% (Cost $37,795,956)		51,798,208
Other Assets Less Liabilities 0.0%‡		23,706
Net Assets 100.0%		$51,821,914

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of February 28, 2026.

See Notes to Financial Statements

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$51,788,552	$—	$—	$51,788,552
Short-Term Investments	—	9,656	—	9,656
Total Investments	$51,788,552	$9,656	$—	$51,798,208

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 99.6%
Automobiles 3.0%
96,000	General Motors Co.	$7,556,160
Banks 2.6%
22,000	JPMorgan Chase & Co.	6,606,600
Broadline Retail 3.6%
43,000	Amazon.com, Inc.*	9,030,000
Building Products 0.6%
3,500	Trane Technologies PLC	1,618,120
Capital Markets 10.0%
216,150	Brookfield Corp.	9,476,016
36,000	Intercontinental Exchange, Inc.	5,908,680
31,000	Morgan Stanley	5,161,810
53,000	Nasdaq, Inc.	4,641,740
		25,188,246
Chemicals 1.7%
8,500	Linde PLC	4,318,680
Commercial Services & Supplies 1.6%
40,000	Veralto Corp.	3,897,200
Communications Equipment 2.9%
15,000	Motorola Solutions, Inc.	7,233,900
Construction Materials 1.8%
20,000	Eagle Materials, Inc.	4,476,000
Consumer Staples Distribution & Retail 4.4%
30,000	BJ's Wholesale Club Holdings, Inc.*	2,963,700
85,000	U.S. Foods Holding Corp.*	8,211,850
		11,175,550
Electric Utilities 3.7%
71,000	Alliant Energy Corp.	5,136,140
44,000	NextEra Energy, Inc.	4,125,880
		9,262,020
Electrical Equipment 3.3%
36,000	nVent Electric PLC	4,260,960
10,000	Rockwell Automation, Inc.	4,074,500
		8,335,460
Financial Services 6.9%
40,000	Apollo Global Management, Inc.	4,184,000
18,500	Berkshire Hathaway, Inc. Class B*	9,341,575
12,000	Visa, Inc. Class A	3,841,680
		17,367,255
Number of Shares		Value
Food Products 1.3%
51,000	Mondelez International, Inc. Class A	$3,140,580
Ground Transportation 2.0%
13,000	CSX Corp.	554,970
17,000	Union Pacific Corp.	4,504,660
		5,059,630
Health Care Providers & Services 3.2%
15,000	HCA Healthcare, Inc.	7,945,500
Hotels, Restaurants & Leisure 4.3%
142,000	Aramark	5,942,700
14,000	McDonald's Corp.	4,774,840
		10,717,540
Insurance 2.2%
16,500	Chubb Ltd.	5,624,190
Interactive Media & Services 6.7%
44,000	Alphabet, Inc. Class C	13,702,920
4,800	Meta Platforms, Inc. Class A	3,111,264
		16,814,184
Life Sciences Tools & Services 1.6%
19,000	Danaher Corp.	4,002,160
Machinery 4.5%
26,000	Allison Transmission Holdings, Inc.	3,257,800
8,000	Nordson Corp.	2,347,520
22,000	Westinghouse Air Brake Technologies Corp.	5,806,900
		11,412,220
Oil, Gas & Consumable Fuels 1.3%
23,000	DT Midstream, Inc.	3,193,320
Pharmaceuticals 1.9%
4,500	Eli Lilly & Co.	4,733,955
Professional Services 0.6%
18,500	TransUnion	1,453,175
Semiconductors & Semiconductor Equipment 8.7%
2,000	ASML Holding NV	2,901,120
24,000	Broadcom, Inc.	7,669,200
64,000	NVIDIA Corp.	11,340,160
		21,910,480
Software 5.7%
25,000	Microsoft Corp.	9,818,500

See Notes to Financial Statements

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)  (cont’d)

Number of Shares		Value
Software – cont'd
31,500	Oracle Corp.	$4,580,100
		14,398,600
Specialty Retail 3.3%
15,000	Lowe's Cos., Inc.	3,968,550
27,500	TJX Cos., Inc.	4,445,650
		8,414,200
Technology Hardware, Storage & Peripherals 4.5%
43,000	Apple, Inc.	11,359,740
Wireless Telecommunication Services 1.7%
19,500	T-Mobile U.S., Inc.	4,233,255

Total Common Stocks (Cost $152,336,769)		250,477,920

Short-Term Investments 0.4%
Investment Companies 0.4%
999,650	State Street Institutional Treasury Money Market Fund Premier Class, 3.61%(a) (Cost $999,650)	999,650
Total Investments 100.0% (Cost $153,336,419)		251,477,570
Other Assets Less Liabilities 0.0%‡		11,771
Net Assets 100.0%		$251,489,341

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of February 28, 2026.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$250,477,920	$—	$—	$250,477,920
Short-Term Investments	—	999,650	—	999,650
Total Investments	$250,477,920	$999,650	$—	$251,477,570

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Quality Equity Fund†^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 93.5%
Aerospace & Defense 5.4%
128,024	Space Exploration Technologies Corp. Class A*#(a)(b)	$67,416,158
137,408	Space Exploration Technologies Corp. Class C*#(a)(b)	72,357,679
		139,773,837
Banks 2.4%
517,585	Bank of America Corp.	25,791,260
119,972	JPMorgan Chase & Co.	36,027,592
		61,818,852
Broadline Retail 8.3%
1,018,903	Amazon.com, Inc.*	213,969,630
Building Products 1.1%
60,509	Trane Technologies PLC	27,974,521
Capital Markets 4.7%
1,693,673	Interactive Brokers Group, Inc. Class A	120,572,581
Communications Equipment 1.9%
363,321	Arista Networks, Inc.*	48,503,354
Consumer Finance 1.8%
230,678	Capital One Financial Corp.	45,129,844
Financial Services 9.1%
107	Berkshire Hathaway, Inc. Class A*	80,999,000
169,003	Berkshire Hathaway, Inc. Class B*	85,338,065
129,052	MasterCard, Inc. Class A	66,746,985
		233,084,050
Ground Transportation 1.2%
724,515	CSX Corp.	30,929,545
Health Care Equipment & Supplies 0.7%
103,756	Becton Dickinson & Co.	18,310,859
Health Care Providers & Services 6.2%
174,140	Cencora, Inc.	64,804,459
168,212	Cigna Group	48,751,202
286,600	DaVita, Inc.*	44,795,580
		158,351,241
Hotels, Restaurants & Leisure 1.5%
1,243,634	Compass Group PLC	38,178,923
Number of Shares		Value
Household Products 1.2%
320,017	Colgate-Palmolive Co.	$31,726,485
Insurance 1.7%
199,218	Progressive Corp.	42,564,918
Interactive Media & Services 10.2%
846,124	Alphabet, Inc. Class A	263,787,618
IT Services 2.9%
436,624	GoDaddy, Inc. Class A*	38,056,148
2,973,871	Kyndryl Holdings, Inc.*	36,667,829
		74,723,977
Life Sciences Tools & Services 1.9%
155,397	Waters Corp.*	49,630,694
Machinery 0.9%
256,583	Otis Worldwide Corp.	23,749,323
Materials 0.4%
29,261	Sherwin-Williams Co.	10,609,746
Oil, Gas & Consumable Fuels 1.2%
1,038,694	Coterra Energy, Inc.	31,773,649
Pharmaceuticals 1.1%
61,066	Roche Holding AG	29,149,017
Semiconductors & Semiconductor Equipment 13.6%
288,094	Applied Materials, Inc.	107,257,396
586,661	NVIDIA Corp.	103,950,463
2,068,000	Taiwan Semiconductor Manufacturing Co. Ltd.	129,039,398
49,433	Texas Instruments, Inc.	10,485,234
		350,732,491
Software 6.3%
14,436	Intuit, Inc.	5,904,757
397,510	Microsoft Corp.	156,118,078
		162,022,835
Specialty Retail 2.4%
89,004	Home Depot, Inc.	33,885,603
171,006	TJX Cos., Inc.	27,644,830
		61,530,433
Technology Hardware, Storage & Peripherals 2.0%
198,788	Apple, Inc.	52,515,814
Trading Companies & Distributors 3.4%
81,567	United Rentals, Inc.	68,516,280

See Notes to Financial Statements

Schedule of Investments Quality Equity Fund†^ (Unaudited)  (cont’d)

Number of Shares		Value
Trading Companies & Distributors – cont'd
16,469	W.W. Grainger, Inc.	$18,852,558
		87,368,838

Total Common Stocks (Cost $1,385,914,993)		2,408,483,075
Preferred Stocks 4.3%
Aerospace & Defense 4.3%
21,111	Space Exploration Technologies Corp., Series E*#(a)(b) (Cost $17,099,910)	111,168,415
Principal Amount

Short-Term Investments 1.2%
Certificates of Deposit 0.0%‡
$100,000	Carver Federal Savings Bank, 3.92%, due 3/23/2026	100,000
Principal Amount		Value
Certificates of Deposit – cont'd
$250,000	Self Help Credit Union, 0.10%, due 5/16/2026	$250,000
250,000	Self Help Federal Credit Union, 0.10%, due 3/1/2026	250,000
		600,000
Number of Shares
Investment Companies 1.2%
29,374,088	State Street Institutional Treasury Money Market Fund Premier Class, 3.61%(c)	29,374,088
Total Short-Term Investments (Cost $29,974,088)		29,974,088
Total Investments 99.0% (Cost $1,432,988,991)		2,549,625,578
Other Assets Less Liabilities 1.0%		25,585,508
Net Assets 100.0%		$2,575,211,086

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of February 28, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at February 28, 2026 amounted to $250,942,252, which represents 9.7% of net assets of the Fund.

(c)	Represents 7-day effective yield as of February 28, 2026.

See Notes to Financial Statements

Schedule of Investments Quality Equity Fund†^ (Unaudited)  (cont’d)

#
This security is subject to restrictions on resale. Total value of all such securities at February 28, 2026 amounted to $250,942,252, which represents 9.7% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 2/28/2026	Fair Value Percentage of Net Assets as of 2/28/2026
Space Exploration Technologies Corp. (Series E Preferred Shares)	11/7/2023	$17,099,910	$111,168,415	4.3%
Space Exploration Technologies Corp. Class A	8/18/2023	10,369,944	67,416,158	2.6%
Space Exploration Technologies Corp. Class C	8/18/2023	11,130,048	72,357,679	2.8%
Total		$38,599,902	$250,942,252	9.7%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Aerospace & Defense	$—	$—	$139,773,837	$139,773,837
Semiconductors & Semiconductor Equipment	221,693,093	129,039,398	—	350,732,491
Other Common Stocks#	1,917,976,747	—	—	1,917,976,747
Total Common Stocks	2,139,669,840	129,039,398	139,773,837	2,408,483,075
Preferred Stocks#	—	—	111,168,415	111,168,415
Short-Term Investments	—	29,974,088	—	29,974,088
Total Investments	$2,139,669,840	$159,013,486	$250,942,252	$2,549,625,578

#	The Schedule of Investments provides information on the industry or sector categorization.

See Notes to Financial Statements

Schedule of Investments Quality Equity Fund†^ (Unaudited)  (cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/28/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 2/28/2026
Investments in Securities:
Common Stocks(1)	$56,272	$—	$—	$83,502	$—	$—	$—	$—	$139,774	$83,502
Preferred Stocks(1)	44,755	—	—	66,413	—	—	—	—	111,168	66,413
Total	$101,027	$—	$—	$149,915	$—	$—	$—	$—	$250,942	$149,915
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 2/28/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$139,773,837	Market Approach	Transaction Price	$526.59	$526.59	Increase
Preferred Stocks	111,168,415	Market Approach	Transaction Price	$526.59	$526.59	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

†   Formerly known as Sustainable Equity Fund through July 28, 2025.
^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Real Estate Fund^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 98.5%
Apartments 8.8%
149,967	AvalonBay Communities, Inc.	$26,578,651
35,959	Essex Property Trust, Inc.	9,173,500
419,075	GO Residential Real Estate Investment Trust(a)	4,450,577
499,443	UDR, Inc.	18,729,113
		58,931,841
Data Centers 13.1%
168,887	Digital Realty Trust, Inc.	29,926,776
59,768	Equinix, Inc.	58,229,572
		88,156,348
Free Standing 7.2%
165,626	Agree Realty Corp.	13,329,580
423,889	Essential Properties Realty Trust, Inc.	14,386,793
312,036	Realty Income Corp.	20,906,412
		48,622,785
Gaming 1.4%
189,248	Gaming & Leisure Properties, Inc.	9,256,120
Health Care 18.2%
78,073	Alexandria Real Estate Equities, Inc.	4,219,065
254,503	American Healthcare REIT, Inc.	13,295,237
257,876	Omega Healthcare Investors, Inc.	12,447,674
336,158	Ventas, Inc.	28,963,373
304,890	Welltower, Inc.	63,148,817
		122,074,166
Industrial 9.6%
37,047	EastGroup Properties, Inc.	7,272,696
402,466	Prologis, Inc.	57,379,578
		64,652,274
Manufactured Homes 3.6%
255,905	Equity LifeStyle Properties, Inc.	17,186,580
52,261	Sun Communities, Inc.	7,131,536
		24,318,116
Office 2.0%
240,491	Cousins Properties, Inc.	5,569,772
500,872	Hudson Pacific Properties, Inc.*	3,626,313
Number of Shares		Value
Office – cont'd
122,661	SL Green Realty Corp.	$4,520,058
		13,716,143
Regional Malls 5.4%
442,653	Macerich Co.	9,061,107
132,642	Simon Property Group, Inc.	27,039,072
		36,100,179
Self Storage 6.2%
111,995	Extra Space Storage, Inc.	16,914,605
79,499	Public Storage	24,410,963
		41,325,568
Shopping Centers 4.1%
274,668	InvenTrust Properties Corp.	8,569,641
296,043	Kimco Realty Corp.	6,971,813
149,806	Regency Centers Corp.	11,834,674
		27,376,128
Single Family Homes 2.9%
107,108	American Homes 4 Rent Class A	3,213,240
625,974	Invitation Homes, Inc.	16,488,155
		19,701,395
Specialty 2.9%
179,801	Iron Mountain, Inc.	19,477,842
Telecommunications 13.1%
257,674	American Tower Corp.	49,437,334
195,386	Crown Castle, Inc.	17,494,862
106,181	SBA Communications Corp.	21,359,370
		88,291,566
Total Common Stocks (Cost $629,615,217)		662,000,471

Short-Term Investments 1.4%
Investment Companies 1.4%
9,486,232	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(b) (Cost $9,486,232)	9,486,232
Total Investments 99.9% (Cost $639,101,449)		671,486,703
Other Assets Less Liabilities 0.1%		734,644
Net Assets 100.0%		$672,221,347

*	Non-income producing security.

See Notes to Financial Statements

Schedule of Investments Real Estate Fund^ (Unaudited)  (cont’d)

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at February 28, 2026 amounted to $4,450,577, which represents 0.7% of net assets of the
Fund.

(b)	Represents 7-day effective yield as of February 28, 2026.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$662,000,471	$—	$—	$662,000,471
Short-Term Investments	—	9,486,232	—	9,486,232
Total Investments	$662,000,471	$9,486,232	$—	$671,486,703

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 95.3%
Aerospace & Defense 3.7%
21,043	AeroVironment, Inc.*	$5,308,097
91,509	Kratos Defense & Security Solutions, Inc.*	7,886,246
19,676	VSE Corp.	4,467,829
		17,662,172
Automobile Components 1.0%
38,389	Patrick Industries, Inc.(a)	4,752,174
Banks 1.4%
46,302	Wintrust Financial Corp.	6,670,266
Biotechnology 13.0%
74,996	Alkermes PLC*	2,257,380
89,310	Arrowhead Pharmaceuticals, Inc.*	5,650,644
96,937	Bridgebio Pharma, Inc.*	6,444,372
42,340	Dianthus Therapeutics, Inc.*	2,336,744
60,216	Ideaya Biosciences, Inc.*	1,938,955
14,901	Krystal Biotech, Inc.*	4,107,312
32,777	Kymera Therapeutics, Inc.*(a)	2,994,179
5,735	Madrigal Pharmaceuticals, Inc.*	2,477,520
31,806	Mirum Pharmaceuticals, Inc.*	2,935,376
19,943	Monopar Therapeutics, Inc.*(a)	1,092,976
26,116	Palvella Therapeutics, Inc.*	3,526,182
12,465	Praxis Precision Medicines, Inc.*	4,197,589
44,030	Protagonist Therapeutics, Inc.*	4,054,282
54,611	PTC Therapeutics, Inc.*	3,723,924
35,081	Rhythm Pharmaceuticals, Inc.*	3,253,061
86,805	Travere Therapeutics, Inc.*	2,585,921
59,908	Twist Bioscience Corp.*	2,810,883
68,920	Veracyte, Inc.*	2,521,783
85,077	Xenon Pharmaceuticals, Inc.*	3,677,879
		62,586,962
Broadline Retail 0.6%
26,132	Ollie's Bargain Outlet Holdings, Inc.*	2,798,737
Building Products 2.7%
17,492	Modine Manufacturing Co.*	3,975,057
174,960	Zurn Elkay Water Solutions Corp.	8,919,461
		12,894,518
Capital Markets 2.4%
39,625	Piper Sandler Cos.	11,711,169
Number of Shares		Value
Communications Equipment 0.4%
68,991	Viavi Solutions, Inc.*	$2,049,723
Construction & Engineering 4.9%
127,326	API Group Corp.*	5,660,914
9,560	IES Holdings, Inc.*	4,735,546
33,745	Primoris Services Corp.	5,086,046
18,885	Sterling Infrastructure, Inc.*	8,085,235
		23,567,741
Consumer Finance 4.5%
49,154	Dave, Inc.*	9,499,993
63,559	FirstCash Holdings, Inc.	12,253,540
		21,753,533
Consumer Staples Distribution & Retail 1.9%
76,815	Chefs' Warehouse, Inc.*	5,483,823
23,791	PriceSmart, Inc.	3,678,564
		9,162,387
Diversified Consumer Services 0.7%
160,601	OneSpaWorld Holdings Ltd.	3,457,740
Electrical Equipment 5.1%
57,661	Bloom Energy Corp. Class A*	8,976,088
61,827	Nextpower, Inc. Class A*	6,498,017
28,019	nVent Electric PLC	3,316,329
27,842	Vicor Corp.*	5,607,379
		24,397,813
Electronic Equipment, Instruments & Components 6.2%
19,104	Advanced Energy Industries, Inc.	6,410,729
15,759	Fabrinet*	8,598,583
402,959	Mirion Technologies, Inc.*	8,707,944
43,505	nLight, Inc.*	2,444,546
34,139	TTM Technologies, Inc.*	3,558,650
		29,720,452
Energy Equipment & Services 2.0%
102,698	Solaris Energy Infrastructure, Inc.	5,096,902
67,562	TechnipFMC PLC	4,480,036
		9,576,938
Health Care Equipment & Supplies 1.2%
92,900	AtriCure, Inc.*	2,904,054
24,579	Glaukos Corp.*	2,959,312
		5,863,366
Health Care Providers & Services 6.8%
385,765	AdaptHealth Corp.*	3,529,750
18,215	Billiontoone, Inc. Class A*	1,390,351

See Notes to Financial Statements

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)

Number of Shares		Value
Health Care Providers & Services – cont'd
58,716	BrightSpring Health Services, Inc.*	$2,432,604
243,084	Brookdale Senior Living, Inc.*	3,719,185
25,031	Ensign Group, Inc.	5,360,889
62,469	Guardant Health, Inc.*	5,865,839
146,485	RadNet, Inc.*	10,226,118
		32,524,736
Hotels, Restaurants & Leisure 2.7%
131,113	Life Time Group Holdings, Inc.*	3,540,051
70,339	Red Rock Resorts, Inc. Class A	4,259,027
53,144	Shake Shack, Inc. Class A*	5,102,355
		12,901,433
Household Durables 2.4%
8,291	Cavco Industries, Inc.*	4,786,063
20,149	Installed Building Products, Inc.	6,604,036
		11,390,099
Independent Power and Renewable Electricity Producers 0.5%
6,933	Talen Energy Corp.*	2,571,935
IT Services 0.9%
78,924	DigitalOcean Holdings, Inc.*	4,424,479
Machinery 5.5%
26,197	Donaldson Co., Inc.	2,430,034
26,898	ESCO Technologies, Inc.	7,458,546
31,710	Mueller Industries, Inc.	3,740,512
34,779	SPX Technologies, Inc.*	7,892,746
14,353	Watts Water Technologies, Inc. Class A	4,718,405
		26,240,243
Metals & Mining 2.1%
272,676	Coeur Mining, Inc.*	7,403,153
78,631	ERO Copper Corp.*	2,687,608
		10,090,761
Oil, Gas & Consumable Fuels 3.4%
55,223	DT Midstream, Inc.	7,667,162
146,661	Magnolia Oil & Gas Corp. Class A	4,080,109
293,449	Uranium Energy Corp.*	4,498,573
		16,245,844
Passenger Airlines 0.3%
162,823	Joby Aviation, Inc.*	1,637,999
Pharmaceuticals 2.5%
35,760	Axsome Therapeutics, Inc.*	5,860,706
Number of Shares		Value
Pharmaceuticals – cont'd
85,599	Crinetics Pharmaceuticals, Inc.*	$3,518,119
77,373	Edgewise Therapeutics, Inc.*	2,355,234
		11,734,059
Professional Services 1.8%
142,064	Planet Labs PBC*	3,429,425
35,062	UL Solutions, Inc. Class A	2,944,156
22,668	Willdan Group, Inc.*	2,020,626
		8,394,207
Semiconductors & Semiconductor Equipment 6.4%
69,002	Impinj, Inc.*	8,463,785
10,040	MACOM Technology Solutions Holdings, Inc.*	2,491,125
133,193	Rambus, Inc.*	13,274,014
16,193	SiTime Corp.*	6,442,871
		30,671,795
Software 4.2%
51,740	D-Wave Quantum, Inc.*(a)	971,677
71,508	Hut 8 Corp.*	3,806,371
28,965	InterDigital, Inc.	10,616,542
118,894	IREN Ltd.*(a)	4,868,709
		20,263,299
Specialty Retail 0.9%
23,856	Boot Barn Holdings, Inc.*	4,514,032
Technology Hardware, Storage & Peripherals 1.1%
135,806	IonQ, Inc.(a)	5,210,876
Trading Companies & Distributors 2.1%
24,262	Applied Industrial Technologies, Inc.	6,855,956
47,949	Rush Enterprises, Inc. Class A	3,402,941
		10,258,897

Total Common Stocks (Cost $410,268,262)		457,700,385
Short-Term Investments 2.1%
Investment Companies 2.1%
9,868,999	State Street Navigator Securities Lending Government Money Market Portfolio, 3.69%(b)(c) (Cost $9,868,999)	9,868,999
Total Investments 97.4% (Cost $420,137,261)		467,569,384
Other Assets Less Liabilities 2.6%		12,603,841
Net Assets 100.0%		$480,173,225

See Notes to Financial Statements

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)

*	Non-income producing security.
(a)
All or a portion of this security is on loan at February 28, 2026. Total value of all such securities at
February 28, 2026 amounted to $17,789,582, collateralized by cash collateral of $9,868,999 and non-cash
(U.S. Treasury Securities) collateral of $8,909,295 for the Fund (see Note A of the Notes to Financial
Statements).

(b)	Represents 7-day effective yield as of February 28, 2026.
(c)	Represents investment of cash collateral received from securities lending.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$457,700,385	$—	$—	$457,700,385
Short-Term Investments	—	9,868,999	—	9,868,999
Total Investments	$457,700,385	$9,868,999	$—	$467,569,384

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

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Statements of Assets and Liabilities (Unaudited)

Neuberger Berman Equity Funds

	Emerging Markets Equity Fund	Equity Income Fund	Focus Fund
	February 28, 2026	February 28, 2026	February 28, 2026
Assets
Investments in securities, at value*† (Notes A & F)— see Schedule of Investments:
Unaffiliated issuers(a)	$251,055,033	$1,089,199,912	$800,404,261
Affiliated issuers(b)	—	—	—
	251,055,033	1,089,199,912	800,404,261
Cash	—	59,965	—
Foreign currency(c)	202,313	1,093	1,249,282
Dividends and interest receivable	263,580	2,247,867	1,201,224
Receivable for securities sold	—	—	5,933,333
Receivable from Management—net (Note B)	35,297	—	—
Receivable for Fund shares sold	176,767	1,327,320	1,712
Receivable for securities lending income (Note A)	—	—	230
Prepaid expenses and other assets	44,453	31,027	50,554
Total Assets	251,777,443	1,092,867,184	808,840,596
Liabilities
Payable to investment manager—net (Note B)	140,407	393,029	314,891
Option contracts written, at value(d) (Note A)	—	434,168	—
Due to custodian	—	—	—
Payable for securities purchased	—	10,725,770	21,592,932
Payable for Fund shares redeemed	240,755	354,363	271,528
Payable to administrator—net (Note B)	—	195,773	161,205
Payable to trustees	10,333	10,333	10,424
Payable for audit fees	31,881	34,872	29,758
Payable for custodian and accounting fees	23,059	20,380	16,286
Payable for shareholder reports	13,372	19,478	15,667
Payable for legal fees	2,832	24,143	24,377
Payable for shareholder servicing fees	23,679	2,499	85,667
Payable for cash collateral on loaned securities (Note A)	—	—	—
Accrued capital gains taxes (Note A)	270,253	—	—
Other accrued expenses and payables	2,591	16,356	7,272
Total Liabilities	759,162	12,231,164	22,530,007
Net Assets	$251,018,281	$1,080,636,020	$786,310,589

Net Assets consist of:
Paid-in capital	$231,410,276	$621,308,068	$528,733,791
Total distributable earnings/(losses)	19,608,005	459,327,952	257,576,798
Net Assets	$251,018,281	$1,080,636,020	$786,310,589
Net Assets
Investor Class	$—	$—	$721,065,230
Trust Class	—	—	31,832,597
Advisor Class	—	—	1,279,738
Institutional Class	209,427,312	820,219,920	28,410,236
Class A	15,270,227	170,956,575	3,539,750
Class C	2,257,030	40,068,074	183,038
Class R3	1,033,224	1,044,106	—
Class R6	23,030,488	—	—
Class E	—	48,347,345	—

See Notes to Financial Statements

Genesis Fund	International Equity Fund	International Select Fund	Intrinsic Value Fund	Large Cap Growth Fund**
February 28, 2026	February 28, 2026	February 28, 2026	February 28, 2026	February 28, 2026

$8,132,499,526	$1,130,580,623	$277,453,464	$1,301,087,781	$2,460,080,692
433,557,822	—	—	—	—
8,566,057,348	1,130,580,623	277,453,464	1,301,087,781	2,460,080,692
—	—	—	—	—
—	1,520,222	675,654	—	—
4,951,003	5,996,277	1,147,539	355,017	1,608,075
12,341,199	9,044,324	2,593,548	—	—
—	—	—	—	—
5,777,853	277,730	64,064	814,490	139,874
—	9,994	2,095	—	183
154,856	60,451	95,286	31,493	82,627
8,589,282,259	1,147,489,621	282,031,650	1,302,288,781	2,461,911,451

4,329,011	548,042	113,561	746,853	881,519
—	—	—	—	—
—	—	472,408	—	—
15,027,644	7,654,855	1,835,215	—	—
9,786,838	944,771	414,303	398,561	744,905
945,761	109,683	4,006	171,237	479,085
11,170	10,333	10,333	10,333	10,333
34,261	32,374	31,174	26,632	49,045
127,283	39,059	15,249	20,310	38,039
127,138	18,981	5,811	61,868	22,869
24,435	24,376	24,143	24,143	24,377
406,576	22,281	2,152	4,480	314,696
—	19,043,194	6,445,605	—	—
—	—	—	—	—
91,082	19,778	17,556	14,296	25,009
30,911,199	28,467,727	9,391,516	1,478,713	2,589,877
$8,558,371,060	$1,119,021,894	$272,640,134	$1,300,810,068	$2,459,321,574

$5,256,062,456	$835,260,150	$214,240,492	$788,837,021	$1,335,525,426
3,302,308,604	283,761,744	58,399,642	511,973,047	1,123,796,148
$8,558,371,060	$1,119,021,894	$272,640,134	$1,300,810,068	$2,459,321,574

$1,410,928,640	$80,158,518	$—	$—	$1,915,894,565
784,445,380	20,145,952	6,193,908	—	46,264,562
67,924,609	—	—	—	257,284
1,876,232,529	920,942,317	215,181,658	1,149,912,413	431,124,058
—	11,134,716	4,398,935	42,807,735	29,838,819
—	2,244,277	535,253	18,629,832	14,729,384
—	—	1,413,718	—	1,416,671
4,280,139,449	38,923,233	44,916,662	89,460,088	19,796,231
138,700,453	45,472,881	—	—	—

Statements of Assets and Liabilities (Unaudited) (cont’d)

Neuberger Berman Equity Funds

	Emerging Markets Equity Fund	Equity Income Fund	Focus Fund
	February 28, 2026	February 28, 2026	February 28, 2026
Shares Outstanding ($.001 par value; unlimited shares authorized)
Investor Class	—	—	21,676,214
Trust Class	—	—	956,555
Advisor Class	—	—	38,508
Institutional Class	6,985,083	47,661,019	853,948
Class A	509,811	9,989,172	106,468
Class C	77,609	2,356,727	5,520
Class R3	34,963	61,068	—
Class R6	768,417	—	—
Class E	—	2,807,559	—
Net Asset Value, offering and redemption price per share
Investor Class	$—	$—	$33.27
Trust Class	—	—	33.28
Advisor Class	—	—	33.23
Institutional Class	29.98	17.21	33.27
Class R3	29.55	17.10	—
Class R6	29.97	—	—
Class E	—	17.22	—
Net Asset Value and redemption price per share
Class A	$29.95	$17.11	$33.25
Offering Price per share
Class A‡	$31.78	$18.15	$35.28
Net Asset Value and offering price per share
Class C^	$29.08	$17.00	$33.16
†Securities on loan, at value:
Unaffiliated issuers	$—	$—	$11,162,082
*Cost of Investments:
(a) Unaffiliated issuers	$221,051,121	$677,463,142	$598,747,533
(b) Affiliated issuers	$—	$—	$—
Total cost of investments	$221,051,121	$677,463,142	$598,747,533
(c) Total cost of foreign currency	$424,999	$1,089	$1,247,626
(d) Premium received from option contracts written	$—	$210,947	$—

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
‡	On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.
^	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements

Genesis Fund	International Equity Fund	International Select Fund	Intrinsic Value Fund	Large Cap Growth Fund**
February 28, 2026	February 28, 2026	February 28, 2026	February 28, 2026	February 28, 2026

24,364,131	5,236,210	—	—	67,054,566
13,620,089	1,312,825	378,096	—	1,621,427
1,211,648	—	—	—	9,038
32,237,405	60,111,479	13,190,183	44,020,311	15,074,862
—	722,781	271,169	1,690,135	1,045,856
—	147,198	34,005	783,419	518,640
—	—	88,231	—	49,738
73,633,581	2,543,068	2,753,420	3,395,782	691,789
2,377,704	2,973,749	—	—	—

$57.91	$15.31	$—	$—	$28.57
57.59	15.35	16.38	—	28.53
56.06	—	—	—	28.47
58.20	15.32	16.31	26.12	28.60
—	—	16.02	—	28.48
58.13	15.31	16.31	26.34	28.62
58.33	15.29	—	—	—

$—	$15.41	$16.22	$25.33	$28.53

$—	$16.35	$17.21	$26.88	$30.27

$—	$15.25	$15.74	$23.78	$28.40

$—	$39,374,092	$8,723,406	$—	$—

$5,250,228,191	$906,179,409	$230,087,013	$865,757,368	$1,356,160,093
$438,846,390	$—	$—	$—	$—
$5,689,074,581	$906,179,409	$230,087,013	$865,757,368	$1,356,160,093
$—	$1,517,564	$674,135	$—	$—
$—	$—	$—	$—	$—

Statements of Assets and Liabilities (Unaudited) (cont’d)

Neuberger Berman Equity Funds

	Large Cap Value Fund	Mid Cap Growth Fund	Mid Cap Intrinsic Value Fund
	February 28, 2026	February 28, 2026	February 28, 2026
Assets
Investments in securities, at value*† (Note A)— see Schedule of Investments:
Unaffiliated issuers(a)	$9,639,766,258	$2,002,494,249	$51,798,208
Cash	1,824,857	—	—
Foreign currency(b)	—	—	—
Dividends and interest receivable	21,748,861	536,520	58,022
Receivable for securities sold	14,535,054	80,353	—
Receivable from Management—net (Note B)	—	—	30,455
Receivable for Fund shares sold	5,536,437	3,685,974	22,244
Receivable for securities lending income (Note A)	96,245	2,882	—
Prepaid expenses and other assets	171,482	84,726	45,438
Total Assets	9,683,679,194	2,006,884,704	51,954,367
Liabilities
Payable to investment manager—net (Note B)	2,899,843	724,416	21,909
Due to custodian	—	—	—
Payable for securities purchased	56,118,732	—	—
Payable for Fund shares redeemed	5,048,767	2,016,615	21,077
Payable to administrator—net (Note B)	1,445,900	231,826	—
Payable to trustees	10,334	10,333	10,333
Payable for audit fees	29,618	28,951	24,985
Payable for custodian and accounting fees	115,427	29,610	9,436
Payable for shareholder reports	260,954	25,700	4,200
Payable for legal fees	24,376	24,377	24,377
Payable for shareholder servicing fees	242,728	86,536	8,903
Payable for cash collateral on loaned securities (Note A)	155,666,670	12,064,329	—
Other accrued expenses and payables	92,568	23,637	7,233
Total Liabilities	221,955,917	15,266,330	132,453
Net Assets	$9,461,723,277	$1,991,618,374	$51,821,914

Net Assets consist of:
Paid-in capital	$6,574,704,358	$1,787,728,438	$35,766,642
Total distributable earnings/(losses)	2,887,018,919	203,889,936	16,055,272
Net Assets	$9,461,723,277	$1,991,618,374	$51,821,914
Net Assets
Investor Class	$1,738,458,678	$536,635,662	$27,743,227
Trust Class	93,834,278	22,059,377	6,496,235
Advisor Class	129,175,411	4,547,386	—
Institutional Class	6,125,925,041	523,637,075	14,829,832
Class A	205,806,179	32,029,828	1,510,697
Class C	219,268,621	4,852,878	682,817
Class R3	14,354,610	8,295,662	548,843
Class R6	696,982,331	859,560,506	10,263
Class E	237,918,128	—	—

See Notes to Financial Statements

Multi-Cap Opportunities Fund	Quality Equity Fund	Real Estate Fund	Small Cap Growth Fund
February 28, 2026	February 28, 2026	February 28, 2026	February 28, 2026

$251,477,570	$2,549,625,578	$671,486,703	$467,569,384
—	538,706	—	—
—	386	—	—
163,873	3,739,972	694,941	139,454
—	—	3,866,113	50,267,785
—	—	10,269	13,334
21,824	33,293,256	733,871	518,652
—	—	—	3,881
32,815	202,592	54,371	67,630
251,696,082	2,587,400,490	676,846,268	518,580,120

62,896	850,313	390,309	333,560
—	—	—	22,274,518
—	9,388,514	3,390,293	—
24,774	1,220,730	709,414	5,794,159
29,939	439,102	—	—
10,333	10,333	10,333	10,333
27,803	32,169	30,892	26,968
8,266	23,274	15,913	12,578
9,442	11,348	30,538	22,189
24,143	24,371	24,143	24,377
2,926	168,076	10,648	28,901
—	—	—	9,868,999
6,219	21,174	12,438	10,313
206,741	12,189,404	4,624,921	38,406,895
$251,489,341	$2,575,211,086	$672,221,347	$480,173,225

$142,304,069	$1,412,543,954	$675,786,666	$378,042,930
109,185,272	1,162,667,132	(3,565,319)	102,130,295
$251,489,341	$2,575,211,086	$672,221,347	$480,173,225

$—	$474,352,709	$—	$71,630,001
—	121,466,351	63,486,662	3,766,609
—	—	—	1,562,315
100,284,803	1,494,531,018	391,326,879	227,656,881
28,224,428	225,887,489	50,086,035	21,540,235
7,369,875	48,104,871	4,852,917	6,133,435
—	16,432,847	11,383,882	16,411,657
—	134,540,596	132,649,039	131,472,092
115,610,235	59,895,205	18,435,933	—

Statements of Assets and Liabilities (Unaudited) (cont’d)

Neuberger Berman Equity Funds

	Large Cap Value Fund	Mid Cap Growth Fund	Mid Cap Intrinsic Value Fund
	February 28, 2026	February 28, 2026	February 28, 2026
Shares Outstanding ($.001 par value; unlimited shares authorized)
Investor Class	30,826,195	35,917,945	995,813
Trust Class	1,658,702	1,477,770	233,386
Advisor Class	2,282,977	305,163	—
Institutional Class	108,637,982	35,016,255	533,356
Class A	3,640,197	2,147,415	54,234
Class C	3,875,778	326,997	25,167
Class R3	255,426	557,168	19,763
Class R6	12,369,557	57,446,935	369
Class E	4,217,346	—	—
Net Asset Value, offering and redemption price per share
Investor Class	$56.40	$14.94	$27.86
Trust Class	56.57	14.93	27.83
Advisor Class	56.58	14.90	—
Institutional Class	56.39	14.95	27.80
Class R3	56.20	14.89	27.77
Class R6	56.35	14.96	27.79
Class E	56.41	—	—
Net Asset Value and redemption price per share
Class A	$56.54	$14.92	$27.86
Offering Price per share
Class A‡	$59.99	$15.83	$29.56
Net Asset Value and offering price per share
Class C^	$56.57	$14.84	$27.13
†Securities on loan, at value:
Unaffiliated issuers	$157,060,086	$39,066,264	$—
*Cost of Investments:
(a) Unaffiliated issuers	$7,163,446,975	$1,877,969,621	$37,795,956
(b) Total cost of foreign currency	$—	$—	$—

‡	On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.
^	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements

Multi-Cap Opportunities Fund	Quality Equity Fund	Real Estate Fund	Small Cap Growth Fund
February 28, 2026	February 28, 2026	February 28, 2026	February 28, 2026

—	8,364,868	—	1,346,523
—	2,150,217	4,310,453	71,679
—	—	—	29,966
8,466,700	26,373,921	26,459,003	4,254,747
2,401,968	4,009,048	3,400,240	410,114
679,897	899,959	327,807	121,403
—	294,145	774,689	316,528
—	2,374,317	8,975,992	2,444,377
9,805,423	1,054,604	1,247,122	—

$—	$56.71	$—	$53.20
—	56.49	14.73	52.55
—	—	—	52.14
11.84	56.67	14.79	53.51
—	55.87	14.69	51.85
—	56.66	14.78	53.79
11.79	56.79	14.78	—

$11.75	$56.34	$14.73	$52.52

$12.47	$59.78	$15.63	$55.72

$10.84	$53.45	$14.80	$50.52

$—	$—	$—	$17,789,582

$153,336,419	$1,432,988,991	$639,101,449	$420,137,261
$—	$372	$—	$—

Statements of Operations (Unaudited)

Neuberger Berman Equity Funds

	Emerging Markets Equity Fund	Equity Income Fund	Focus Fund
	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,390,595	$12,251,534	$3,628,310
Dividend income—affiliated issuers (Note F)	—	—	—
Interest income—unaffiliated issuers	78,881	333,010	739,554
Other income	83	96	8
Income from securities loaned—net	7,354	—	3,645
Foreign taxes withheld	(194,974)	(201,291)	(103,229)
Total income	$1,281,939	$12,383,349	$4,268,288
Expenses:
Investment management fees (Note B)	1,056,592	2,535,473	2,092,526
Administration fees (Note B):
Investor Class	—	—	954,086
Trust Class	—	—	66,889
Advisor Class	—	—	2,530
Institutional Class	143,131	561,551	22,763
Class A	15,965	203,416	4,598
Class C	2,747	48,724	336
Class R3	1,130	1,194	—
Class R6	5,008	—	—
Distribution fees (Note B):
Trust Class	—	—	16,722
Advisor Class	—	—	1,582
Class A	15,351	195,592	4,421
Class C	10,563	187,402	1,293
Class R3	2,173	2,295	—
Shareholder servicing agent fees:
Investor Class	—	—	134,841
Trust Class	—	—	1,317
Advisor Class	—	—	1,229
Institutional Class	514	2,195	237
Class A	2,501	3,726	292
Class C	244	1,059	159
Class R3	328	146	—
Class R6	524	—	—
Class E	—	58	—
Audit fees	30,100	31,049	27,978
Custodian and accounting fees	105,536	62,970	49,037
Insurance	2,756	13,832	10,441
Legal fees	64,931	38,937	44,438
Registration and filing fees	40,256	40,000	50,245
Repayment to Management of expenses previously assumed by Management (Note B)	—	—	150
Shareholder reports	6,740	20,447	14,575
Trustees' fees and expenses	29,271	30,513	30,303
Interest	1,600	1,601	—
Miscellaneous and other fees (Note A)	49,743	26,278	22,952
Total expenses	1,587,704	4,008,458	3,555,940

See Notes to Financial Statements

Genesis Fund	International Equity Fund	International Select Fund	Intrinsic Value Fund
For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026

$39,058,669	$4,831,702	$1,098,853	$4,543,256
6,609,902	—	—	—
1,431,535	113,666	51,637	85,405
5	36	—	5
—	61,594	9,559	—
(93,267)	(428,727)	(91,653)	—
$47,006,844	$4,578,271	$1,068,396	$4,628,666

28,403,903	4,437,883	682,068	4,672,321

1,862,395	98,115	—	—
1,613,036	39,383	11,462	—
137,209	—	—	—
1,529,783	680,776	157,822	817,095
—	13,795	6,628	53,565
—	3,044	632	22,148
—	—	1,637	—
1,015,076	10,468	6,309	24,802

—	—	2,865	—
85,756	—	—	—
—	13,265	6,373	51,505
—	11,707	2,430	85,182
—	—	3,149	—

351,446	32,067	—	—
3,193	1,401	3,906	—
2,754	—	—	—
7,028	2,053	632	3,882
—	595	344	2,454
—	329	186	560
—	—	239	—
6,963	598	90	1,954
58	58	—	—
31,228	29,541	28,341	25,642
332,611	123,094	43,229	57,404
133,308	16,162	3,106	14,720
39,229	39,170	38,937	38,937
75,186	50,073	102,657	37,058
—	—	—	—
178,309	19,235	6,529	50,238
40,148	30,762	29,292	30,904
—	4,644	2,893	8,330
131,166	30,168	12,889	21,697
35,979,785	5,688,386	1,154,645	6,020,398

Statements of Operations (Unaudited) (cont’d)

Neuberger Berman Equity Funds

	Emerging Markets Equity Fund	Equity Income Fund	Focus Fund
	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026
Expenses reimbursed by Management (Note B)	(229,521)	—	(129)
Fees waived (Note B)	(83,430)	(118,698)	—
Total net expenses	1,274,753	3,889,760	3,555,811
Net investment income/(loss)	$7,186	$8,493,589	$712,477

Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	69,725,431 *	20,875,912	35,541,962
Transactions in investment securities of affiliated issuers	—	—	—
Redemption in-kind	—	23,765,495	19,858,582
Settlement of foreign currency transactions	(164,238)	20,511	132,628
Expiration or closing of option contracts written	—	319,619	—
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(17,521,895)**	106,374,150	(26,290,020)
Investment securities of affiliated issuers	—	—	—
Foreign currency translations	3,565	10,908	(9,575)
Option contracts written	—	(255,751)	—
Net gain/(loss) on investments	52,042,863	151,110,844	29,233,577
Net increase/(decrease) in net assets resulting from operations	$52,050,049	$159,604,433	$29,946,054

*	Net of foreign capital gains tax of $883,844 for Emerging Markets Equity.
**	Change in accrued foreign capital gains tax amounted to $1,172,264 for Emerging Markets Equity.

See Notes to Financial Statements

Genesis Fund	International Equity Fund	International Select Fund	Intrinsic Value Fund
For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026
—	(78,662)	(143,211)	—
(469,234)	(967,129)	—	—
35,510,551	4,642,595	1,011,434	6,020,398
$11,496,293	$(64,324)	$56,962	$(1,391,732)

582,251,589	90,983,361	15,574,486	100,069,999
15,783,015	—	—	—
87,194,185	—	—	—
(439)	(74,012)	(22,703)	—
—	—	—	—

(312,112,097)	38,514,041	15,004,687	96,987,840
(74,886,424)	—	—	—
—	123,060	21,956	—
—	—	—	—
298,229,829	129,546,450	30,578,426	197,057,839
$309,726,122	$129,482,126	$30,635,388	$195,666,107

Statements of Operations (Unaudited) (cont’d)

Neuberger Berman Equity Funds

	Large Cap Growth Fund**	Large Cap Value Fund	Mid Cap Growth Fund
	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$8,041,610	$90,304,525	$3,167,143
Interest income—unaffiliated issuers	172,499	5,179,644	650,927
Other income	24	—	—
Income from securities loaned—net	15,533	163,908	32,688
Foreign taxes withheld	(95,222)	(138,013)	(6,475)
Total income	$8,134,444	$95,510,064	$3,844,283
Expenses:
Investment management fees (Note B)	6,000,542	18,137,147	4,812,138
Administration fees (Note B):
Investor Class	2,614,679	2,049,019	733,808
Trust Class	97,412	173,083	47,604
Advisor Class	460	236,784	10,377
Institutional Class	345,212	4,177,147	408,413
Class A	40,067	241,257	45,676
Class C	23,484	262,720	7,026
Class R3	1,826	16,226	12,492
Class R6	4,906	153,741	210,755
Distribution fees (Note B):
Trust Class	24,353	43,271	—
Advisor Class	288	147,990	6,486
Class A	38,525	231,978	43,919
Class C	90,324	1,010,459	27,024
Class R3	3,512	31,203	24,023
Shareholder servicing agent fees:
Investor Class	349,033	294,660	137,720
Trust Class	1,467	1,776	1,309
Advisor Class	1,173	1,903	274
Institutional Class	1,246	10,524	2,931
Class A	1,541	5,867	2,041
Class C	314	5,510	371
Class R3	197	1,523	799
Class R6	568	5,534	6,222
Class E	—	58	—
Audit fees	32,314	28,628	26,908
Blocker administration fees	1,256	—	—
Custodian and accounting fees	112,699	308,345	91,874
Insurance	34,388	119,051	26,547
Legal fees	48,064	39,170	44,321
Registration and filing fees	81,786	84,930	73,387
Shareholder reports	32,628	216,855	60,359
Trustees' fees and expenses	33,174	37,989	32,192
Interest	3,381	—	2,142
Miscellaneous and other fees (Note A)	61,765	112,937	48,784
Total expenses	10,082,584	28,187,285	6,947,922

See Notes to Financial Statements

Mid Cap Intrinsic Value Fund	Multi-Cap Opportunities Fund	Quality Equity Fund	Real Estate Fund	Small Cap Growth Fund
For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026

$362,908	$1,166,991	$8,741,691	$9,749,428	$890,718
338	33,664	1,076,294	180,962	294,902
1	—	—	—	—
—	—	—	—	53,244
392	(5,205)	(28,347)	(20,703)	—
$363,639	$1,195,450	$9,789,638	$9,909,687	$1,238,864

139,963	750,001	4,875,845	2,578,299	2,152,568

36,277	—	578,565	—	93,216
12,369	—	241,072	126,378	8,011
—	—	—	—	3,046
10,650	75,466	823,361	274,377	197,623
1,631	36,666	219,747	63,177	27,850
1,072	10,062	47,471	6,435	8,420
671	—	20,496	14,423	22,763
2	—	32,651	33,556	34,620

3,092	—	60,268	31,595	2,003
—	—	—	—	1,904
1,569	35,256	211,295	60,747	26,779
4,123	38,698	182,582	24,750	32,383
1,290	—	39,415	27,737	43,774

11,973	—	135,630	—	30,937
1,361	—	2,401	9,498	1,323
—	—	—	—	1,270
295	1,505	3,226	3,180	1,911
390	2,445	3,938	3,146	3,679
167	462	1,145	726	249
154	—	656	1,246	5,158
58	—	4,004	4,481	4,085
—	58	58	58	—
22,942	23,710	29,136	28,122	24,926
—	—	—	—	—
28,072	26,167	90,951	49,226	35,859
717	3,535	24,440	10,485	6,197
39,170	38,937	44,052	39,310	39,170
56,332	26,456	113,988	55,926	75,296
5,005	6,177	28,160	35,331	19,103
29,008	29,331	31,909	30,063	29,727
659	538	—	—	—
12,224	12,559	44,556	24,578	21,410
421,236	1,118,029	7,891,018	3,536,850	2,955,260

Statements of Operations (Unaudited) (cont’d)

Neuberger Berman Equity Funds

	Large Cap Growth Fund**	Large Cap Value Fund	Mid Cap Growth Fund
	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026
Expenses reimbursed by Management (Note B)	(1,052)	—	—
Fees waived (Note B)	—	(438,123)	—
Total net expenses	10,081,532	27,749,162	6,947,922
Net investment income/(loss)	$(1,947,088)	$67,760,902	$(3,103,639)

Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	113,479,787	537,221,681	140,875,120
Redemption in-kind	—	—	—
Settlement of foreign currency transactions	—	—	574
Expiration or closing of option contracts written	86,136	—	—
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(130,592,588)	974,150,184	(230,832,695)
Foreign currency translations	—	—	—
Net gain/(loss) on investments	(17,026,665)	1,511,371,865	(89,957,001)
Net increase/(decrease) in net assets resulting from operations	$(18,973,753)	$1,579,132,767	$(93,060,640)

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Mid Cap Intrinsic Value Fund	Multi-Cap Opportunities Fund	Quality Equity Fund	Real Estate Fund	Small Cap Growth Fund
For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026
(169,198)	—	—	(646,004)	(480,203)
—	(340,763)	(108,460)	(66,799)	—
252,038	777,266	7,782,558	2,824,047	2,475,057
$111,601	$418,184	$2,007,080	$7,085,640	$(1,236,193)

3,412,284	859,459	(6,907,003)	558,177	58,887,732
—	9,743,397	52,856,787	—	—
—	—	128,615	—	—
—	—	—	—	—

2,564,871	2,515,412	138,082,803	36,088,115	(1,307,189)
—	—	79,665	—	—
5,977,155	13,118,268	184,240,867	36,646,292	57,580,543
$6,088,756	$13,536,452	$186,247,947	$43,731,932	$56,344,350

Statements of Changes in Net Assets

Neuberger Berman Equity Funds

	Emerging Markets Equity Fund		Equity Income Fund
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
	February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$7,186	$1,294,750	$8,493,589	$19,388,731
Net realized gain/(loss) on investments	69,561,193	19,199,238	44,981,537	107,543,775
Change in net unrealized appreciation/(depreciation) of investments	(17,518,330)	17,436,681	106,129,307	(18,626,717)
Net increase/(decrease) in net assets resulting from operations	52,050,049	37,930,669	159,604,433	108,305,789
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	—	—	—	—
Trust Class	—	—	—	—
Advisor Class	—	—	—	—
Institutional Class	(44,960)	(227,378)	(16,027,114)	(47,824,823)
Class A	—	—	(3,086,262)	(9,993,077)
Class C	—	—	(596,480)	(2,410,781)
Class R3	—	—	(16,798)	(52,003)
Class R6	(11,275)	(39,667)	—	—
Class E	—	—	(1,156,701)	(2,949,046)
Total distributions to shareholders	(56,235)	(267,045)	(20,883,355)	(63,229,730)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	—	—	—	—
Trust Class	—	—	—	—
Advisor Class	—	—	—	—
Institutional Class	11,030,547	16,118,410	83,378,018	202,995,254
Class A	4,564,404	2,872,304	4,680,908	13,311,802
Class C	193,394	648,806	405,123	780,561
Class R3	292,885	71,481	118,414	262,193
Class R6	641,325	1,149,484	—	—
Class E	—	—	3,989,805	2,677,038
Proceeds from reinvestment of dividends and distributions:
Investor Class	—	—	—	—
Trust Class	—	—	—	—
Advisor Class	—	—	—	—
Institutional Class	28,518	141,451	14,851,142	44,434,397
Class A	—	—	2,276,812	7,407,310
Class C	—	—	569,338	2,292,481
Class R3	—	—	16,798	52,004
Class R6	11,174	39,492	—	—
Class E	—	—	1,156,701	2,949,046

See Notes to Financial Statements

Focus Fund		Genesis Fund		International Equity Fund		International Select Fund
Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025

$712,477	$2,028,381	$11,496,293	$20,670,773	$(64,324)	$13,582,206	$56,962	$2,658,960
55,533,172	99,080,225	685,228,350	1,564,584,967	90,909,349	73,452,363	15,551,783	9,212,465
(26,299,595)	30,329,974	(386,998,521)	(1,873,843,347)	38,637,101	(4,342,237)	15,026,643	3,850,285
29,946,054	131,438,580	309,726,122	(288,587,607)	129,482,126	82,692,332	30,635,388	15,721,710

(66,892,346)	(1,277,959)	(197,509,229)	(36,138,911)	(5,984,130)	(2,799,006)	—	—
(2,961,174)	(26,363)	(108,196,883)	(20,741,001)	(1,500,795)	(873,581)	(303,274)	(141,441)
(114,326)	(733)	(9,501,224)	(2,008,035)	—	—	—	—
(2,754,749)	(73,407)	(279,709,780)	(55,317,782)	(73,614,986)	(35,886,819)	(11,571,608)	(5,346,423)
(343,757)	(2,192)	—	—	(826,910)	(380,272)	(218,822)	(110,746)
(15,936)	(210)	—	—	(173,557)	(80,002)	(22,806)	(12,683)
—	—	—	—	—	—	(63,045)	(44,518)
—	—	(548,658,545)	(101,762,962)	(3,597,314)	(2,076,997)	(1,048,883)	(378,012)
—	—	(20,328,319)	(4,319,474)	(3,818,923)	(1,808,653)	—	—
(73,082,288)	(1,380,864)	(1,163,903,980)	(220,288,165)	(89,516,615)	(43,905,330)	(13,228,438)	(6,033,823)

1,887,311	2,146,341	26,708,951	81,868,849	809,304	2,002,282	—	—
132,845	303,310	16,571,280	58,590,008	158,919	1,663,405	64,907	354,096
163,663	179,825	2,082,767	10,141,534	—	—	—	—
40,589,177	42,663,253	358,671,409	1,208,438,416	40,045,700	128,879,002	12,537,243	71,689,538
644,794	529,386	—	—	895,398	2,287,074	523,827	3,579,525
76,687	11,358	—	—	91,345	421,845	15,339	38,708
—	—	—	—	—	—	118,629	485,429
—	—	478,271,294	407,937,575	3,462,252	10,606,634	24,917,492	20,142,979
—	—	5,277,489	11,052,689	2,936,737	5,057,989	—	—

61,086,930	1,162,907	190,673,589	34,925,102	5,741,097	2,618,201	—	—
2,947,486	26,255	106,909,489	20,511,834	1,468,782	742,523	289,152	134,086
113,845	733	9,343,440	1,972,572	—	—	—	—
2,711,392	72,209	253,566,722	49,955,352	57,338,684	28,449,873	11,246,687	5,248,075
335,949	2,085	—	—	654,859	289,139	114,828	57,919
13,822	192	—	—	140,813	65,362	19,481	11,414
—	—	—	—	—	—	63,045	44,518
—	—	540,299,542	100,282,675	3,597,314	2,076,996	1,046,850	373,646
—	—	20,328,319	4,319,475	3,818,923	1,808,654	—	—

Statements of Changes in Net Assets (cont’d)

Neuberger Berman Equity Funds

	Emerging Markets Equity Fund		Equity Income Fund
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
	February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025
Payments for shares redeemed:
Investor Class	$—	$—	$—	$—
Trust Class	—	—	—	—
Advisor Class	—	—	—	—
Institutional Class	(21,364,131)	(46,775,146)	(113,976,067)	(258,402,465)
Class A	(2,910,229)	(12,765,145)	(11,559,890)	(32,920,670)
Class C	(391,159)	(421,920)	(4,216,627)	(11,196,280)
Class R3	(174,826)	(48,296)	(131,997)	(198,085)
Class R6	(302,580)	(1,514,319)	—	—
Class E	—	—	(8,050,013)	(2,464,051)
Net increase/(decrease) from Fund share transactions	(8,380,678)	(40,483,398)	(26,491,535)	(28,019,465)
Net Increase/(Decrease) in Net Assets	43,613,136	(2,819,774)	112,229,543	17,056,594
Net Assets:
Beginning of period	207,405,145	210,224,919	968,406,477	951,349,883
End of period	$251,018,281	$207,405,145	$1,080,636,020	$968,406,477

See Notes to Financial Statements

Focus Fund		Genesis Fund		International Equity Fund		International Select Fund
Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025

$(31,822,696)	$(52,920,747)	$(209,327,017)	$(273,772,031)	$(5,072,063)	$(7,499,332)	$—	$—
(3,469,297)	(5,783,686)	(144,405,321)	(176,300,371)	(5,713,981)	(3,635,243)	(287,527)	(434,215)
(73,408)	(152,100)	(11,636,042)	(33,533,369)	—	—	—	—
(41,616,206)	(40,712,559)	(823,881,849)	(1,496,467,138)	(128,583,447)	(190,338,427)	(34,123,806)	(34,438,685)
(389,202)	(481,810)	—	—	(1,466,651)	(4,598,913)	(2,647,659)	(1,987,569)
(164,570)	(52,224)	—	—	(532,701)	(1,499,307)	(20,321)	(278,322)
—	—	—	—	—	—	(142,282)	(948,506)
—	—	(606,407,334)	(809,497,487)	(13,735,775)	(18,929,028)	(4,746,001)	(121,044)
—	—	(27,448,622)	(20,728,487)	(5,592,461)	(4,666,715)	—	—
33,168,522	(53,005,272)	185,598,106	(820,302,802)	(39,536,952)	(44,197,986)	8,989,884	63,951,592
(9,967,712)	77,052,444	(668,579,752)	(1,329,178,574)	428,559	(5,410,984)	26,396,834	73,639,479

796,278,301	719,225,857	9,226,950,812	10,556,129,386	1,118,593,335	1,124,004,319	246,243,300	172,603,821
$786,310,589	$796,278,301	$8,558,371,060	$9,226,950,812	$1,119,021,894	$1,118,593,335	$272,640,134	$246,243,300

Statements of Changes in Net Assets (cont’d)

Neuberger Berman Equity Funds

	Intrinsic Value Fund		Large Cap Growth Fund**
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
	February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$(1,391,732)	$3,321,826	$(1,947,088)	$(2,980,750)
Net realized gain/(loss) on investments	100,069,999	65,711,769	113,565,923	282,621,624
Change in net unrealized appreciation/(depreciation) of investments	96,987,840	39,278,554	(130,592,588)	141,303,079
Net increase/(decrease) in net assets resulting from operations	195,666,107	108,312,149	(18,973,753)	420,943,953
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	—	—	(226,883,868)	(109,141,216)
Trust Class	—	—	(5,460,433)	(2,744,727)
Advisor Class	—	—	(24,976)	(14,693)
Institutional Class	(44,996,625)	(9,891,389)	(51,924,807)	(30,462,550)
Class A	(1,759,090)	(390,104)	(3,572,352)	(1,632,872)
Class C	(743,571)	(164,757)	(1,967,948)	(1,428,671)
Class R3	—	—	(157,917)	(89,451)
Class R6	(3,473,425)	(989,636)	(2,295,678)	(5,041,160)
Class E	—	—	—	—
Total distributions to shareholders	(50,972,711)	(11,435,886)	(292,287,979)	(150,555,340)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	—	—	7,708,626	11,850,212
Trust Class	—	—	707,878	1,688,834
Advisor Class	—	—	57,247	15,121
Institutional Class	97,285,861	244,819,042	31,006,326	105,167,731
Class A	5,378,494	6,292,713	3,982,198	6,238,453
Class C	1,990,553	1,791,835	224,183	2,792,055
Class R3	—	—	92,706	197,310
Class R6	1,167,455	4,604,283	5,570,206	98,968,641
Class E	—	—	—	—
Proceeds from reinvestment of dividends and distributions:
Investor Class	—	—	212,631,727	102,421,830
Trust Class	—	—	5,415,710	2,724,100
Advisor Class	—	—	24,975	14,693
Institutional Class	35,125,962	8,498,828	51,704,094	30,352,322
Class A	1,421,177	317,084	2,890,091	1,303,652
Class C	634,085	137,881	1,967,948	1,428,671
Class R3	—	—	156,358	88,694
Class R6	3,399,470	970,088	2,295,678	5,040,486
Class E	—	—	—	—

See Notes to Financial Statements

Large Cap Value Fund		Mid Cap Growth Fund		Mid Cap Intrinsic Value Fund		Multi-Cap Opportunities Fund
Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025

$67,760,902	$145,903,979	$(3,103,639)	$(2,825,442)	$111,601	$458,141	$418,184	$1,083,759
537,221,681	646,005,056	140,875,694	371,051,039	3,412,284	4,550,636	10,602,856	55,518,742
974,150,184	(141,211,654)	(230,832,695)	25,561,890	2,564,871	(1,929,747)	2,515,412	(27,363,548)
1,579,132,767	650,697,381	(93,060,640)	393,787,487	6,088,756	3,079,030	13,536,452	29,238,953

(96,427,963)	(31,339,603)	(103,002,284)	(50,387,776)	(2,802,348)	(1,938,298)	—	—
(5,029,996)	(1,560,160)	(4,317,248)	(2,245,367)	(623,541)	(341,406)	—	—
(6,753,530)	(2,032,699)	(927,948)	(491,295)	—	—	—	—
(348,998,761)	(128,790,398)	(100,429,715)	(45,480,355)	(1,469,536)	(867,681)	(681,366)	(3,107,546)
(10,890,835)	(2,908,213)	(6,308,285)	(3,300,640)	(117,909)	(87,158)	(189,442)	(841,962)
(10,344,597)	(2,203,766)	(995,511)	(566,910)	(87,284)	(46,488)	(55,613)	(276,065)
(742,955)	(150,556)	(1,788,142)	(810,215)	(50,020)	(28,919)	—	—
(38,567,341)	(14,478,826)	(151,648,768)	(62,158,268)	(1,171)	(652)	—	—
(13,921,288)	(5,002,818)	—	—	—	—	(1,384,713)	(3,635,967)
(531,677,266)	(188,467,039)	(369,417,901)	(165,440,826)	(5,151,809)	(3,310,602)	(2,311,134)	(7,861,540)

16,620,707	16,389,036	4,373,627	4,502,463	238,928	294,132	—	—
2,484,730	5,981,558	1,165,742	5,390,582	25,406	133,831	—	—
4,522,947	9,431,581	475,760	2,239,289	—	—	—	—
653,944,483	951,409,148	102,136,326	123,414,624	153,659	789,150	21,518,071	58,675,483
15,916,030	43,889,182	6,127,254	8,945,177	297,897	171,714	1,413,315	3,655,164
8,025,074	12,921,023	255,788	460,066	8,090	58,804	86,776	330,097
2,020,981	3,931,586	860,329	3,061,620	16,692	36,031	—	—
80,355,300	93,214,766	164,950,471	240,441,582	10,000	—	—	—
7,687,977	5,659,092	—	—	—	—	2,008,281	4,966,196

92,272,263	29,874,993	97,526,370	47,705,939	2,541,019	1,809,889	—	—
5,002,997	1,499,398	4,293,048	2,229,413	611,948	335,044	—	—
6,288,437	1,917,911	724,218	405,126	—	—	—	—
306,123,954	113,049,277	99,474,300	45,017,955	1,464,664	864,983	505,329	2,380,421
7,792,969	1,954,642	5,242,271	2,840,767	94,822	74,857	162,982	765,995
8,271,103	1,765,171	983,749	561,250	87,284	46,488	54,963	265,234
734,813	148,694	1,738,326	781,886	50,019	28,333	—	—
35,666,564	12,814,944	145,998,440	59,232,626	—	—	—	—
13,921,287	5,002,818	—	—	—	—	1,384,713	3,635,966

Statements of Changes in Net Assets (cont’d)

Neuberger Berman Equity Funds

	Intrinsic Value Fund		Large Cap Growth Fund**
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
	February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025
Payments for shares redeemed:
Investor Class	$—	$—	$(85,163,070)	$(138,238,826)
Trust Class	—	—	(3,498,740)	(8,196,327)
Advisor Class	—	—	(6,024)	(92,189)
Institutional Class	(133,060,175)	(416,369,530)	(63,278,629)	(296,339,974)
Class A	(7,767,354)	(14,669,332)	(2,601,354)	(7,577,338)
Class C	(1,845,463)	(4,455,462)	(5,539,862)	(9,107,851)
Class R3	—	—	(26,125)	(568,593)
Class R6	(34,017,548)	(22,929,825)	(3,979,380)	(83,180,521)
Class E	—	—	—	—
Net increase/(decrease) from Fund share transactions	(30,287,483)	(190,992,395)	162,342,767	(173,008,814)
Net Increase/(Decrease) in Net Assets	114,405,913	(94,116,132)	(148,918,965)	97,379,799
Net Assets:
Beginning of period	1,186,404,155	1,280,520,287	2,608,240,539	2,510,860,740
End of period	$1,300,810,068	$1,186,404,155	$2,459,321,574	$2,608,240,539

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Large Cap Value Fund		Mid Cap Growth Fund		Mid Cap Intrinsic Value Fund		Multi-Cap Opportunities Fund
Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025

$(79,505,692)	$(162,471,703)	$(30,402,430)	$(44,135,486)	$(5,381,821)	$(5,478,915)	$—	$—
(9,833,551)	(18,187,329)	(3,656,367)	(8,273,503)	(261,640)	(621,796)	—	—
(12,716,090)	(31,730,518)	(1,209,722)	(3,233,848)	—	—	—	—
(982,241,908)	(2,168,544,878)	(86,925,416)	(155,348,720)	(961,437)	(2,210,190)	(28,355,566)	(81,343,853)
(19,644,011)	(43,656,967)	(9,232,133)	(9,717,282)	(73,360)	(597,729)	(3,321,369)	(9,087,606)
(23,269,853)	(50,228,175)	(970,505)	(1,580,312)	(307,555)	(75,591)	(988,624)	(3,646,637)
(1,176,603)	(2,834,238)	(2,706,391)	(2,477,909)	(50,077)	(95,552)	—	—
(81,319,546)	(224,976,631)	(116,186,281)	(177,343,624)	(10,510)	—	—	—
(2,777,639)	(8,092,212)	—	—	—	—	(4,181,845)	(4,048,426)
55,167,723	(1,399,867,831)	385,036,774	145,119,681	(1,445,972)	(4,436,517)	(9,712,974)	(23,451,966)
1,102,623,224	(937,637,489)	(77,441,767)	373,466,342	(509,025)	(4,668,089)	1,512,344	(2,074,553)

8,359,100,053	9,296,737,542	2,069,060,141	1,695,593,799	52,330,939	56,999,028	249,976,997	252,051,550
$9,461,723,277	$8,359,100,053	$1,991,618,374	$2,069,060,141	$51,821,914	$52,330,939	$251,489,341	$249,976,997

Statements of Changes in Net Assets (cont’d)

Neuberger Berman Equity Funds

	Quality Equity Fund		Real Estate Fund
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
	February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$2,007,080	$703,953	$7,085,640	$14,103,575
Net realized gain/(loss) on investments	46,078,399	86,844,315	558,177	9,659,740
Change in net unrealized appreciation/(depreciation) of investments	138,162,468	152,525,420	36,088,115	(51,715,966)
Net increase/(decrease) in net assets resulting from operations	186,247,947	240,073,688	43,731,932	(27,952,651)
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	(10,678,013)	(24,225,903)	—	—
Trust Class	(2,852,352)	(7,753,674)	(553,469)	(1,503,801)
Advisor Class	—	—	—	—
Institutional Class	(25,385,779)	(37,868,029)	(3,487,877)	(8,218,249)
Class A	(3,891,816)	(7,954,924)	(381,609)	(922,806)
Class C	(876,073)	(2,194,886)	(18,432)	(57,137)
Class R3	(377,791)	(921,653)	(73,801)	(195,333)
Class R6	(3,231,457)	(6,686,398)	(1,380,624)	(3,323,383)
Class E	(1,360,966)	(1,868,876)	(224,554)	(522,031)
Tax return of capital:
Trust Class	—	—	—	(93,004)
Institutional Class	—	—	—	(452,971)
Class A	—	—	—	(61,588)
Class C	—	—	—	(7,420)
Class R3	—	—	—	(15,386)
Class R6	—	—	—	(174,300)
Class E	—	—	—	(20,874)
Total distributions to shareholders	(48,654,247)	(89,474,343)	(6,120,366)	(15,568,283)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	28,003,795	14,536,112	—	—
Trust Class	2,843,431	8,771,290	874,530	2,010,041
Advisor Class	—	—	—	—
Institutional Class	609,163,984	418,257,390	38,469,003	95,411,274
Class A	71,499,454	21,535,280	4,349,257	11,261,411
Class C	14,957,202	4,225,011	118,203	400,360
Class R3	1,358,459	2,734,497	1,075,729	1,336,949
Class R6	17,043,222	52,646,199	14,368,745	32,459,139
Class E	18,055,041	11,869,268	1,609,800	1,618,868
Proceeds from reinvestment of dividends and distributions:
Investor Class	10,323,918	23,413,579	—	—
Trust Class	2,837,254	7,704,584	545,876	1,578,573
Advisor Class	—	—	—	—
Institutional Class	23,184,240	32,809,169	3,271,971	8,165,871
Class A	3,408,347	6,937,483	283,412	780,866
Class C	803,952	2,017,420	16,854	58,169
Class R3	376,345	915,559	73,771	210,647
Class R6	3,155,783	6,544,319	1,361,680	3,452,488
Class E	1,360,966	1,868,877	224,554	542,905

See Notes to Financial Statements

Small Cap Growth Fund
Six Months Ended	Fiscal Year Ended
February 28, 2026 (Unaudited)	August 31, 2025

$(1,236,193)	$(1,706,860)
58,887,732	36,971,882
(1,307,189)	(30,541,629)
56,344,350	4,723,393

(4,482,157)	(329,506)
(243,277)	(20,679)
(96,927)	(9,045)
(16,599,275)	(982,573)
(1,355,588)	(92,932)
(425,595)	(29,772)
(1,155,260)	(47,702)
(8,880,592)	(570,241)
—	—

—	—
—	—
—	—
—	—
—	—
—	—
—	—
(33,238,671)	(2,082,450)

440,277	3,920,973
69,288	161,130
17,979	496,155
62,701,977	115,570,832
1,869,096	5,291,351
129,746	1,659,013
2,775,786	8,781,708
25,800,896	78,902,810
—	—

4,341,107	319,711
229,227	19,660
96,927	9,046
16,585,191	981,790
1,300,087	89,304
424,115	29,628
1,151,412	47,359
8,878,616	570,110
—	—

Statements of Changes in Net Assets (cont’d)

Neuberger Berman Equity Funds

	Quality Equity Fund		Real Estate Fund
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
	February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025
Payments for shares redeemed:
Investor Class	$(30,653,254)	$(59,357,430)	$—	$—
Trust Class	(13,353,268)	(42,798,037)	(10,255,948)	(21,914,828)
Advisor Class	—	—	—	—
Institutional Class	(177,715,631)	(205,116,376)	(52,542,570)	(122,495,421)
Class A	(12,914,055)	(24,879,384)	(8,386,320)	(16,123,917)
Class C	(4,268,454)	(11,588,771)	(1,024,796)	(2,228,781)
Class R3	(2,208,369)	(6,129,406)	(2,427,375)	(3,825,712)
Class R6	(22,983,729)	(54,106,312)	(36,551,159)	(41,722,375)
Class E	(3,029,871)	(2,958,229)	(1,611,014)	(3,227,608)
Net increase/(decrease) from Fund share transactions	541,248,762	209,852,092	(46,155,797)	(52,251,081)
Net Increase/(Decrease) in Net Assets	678,842,462	360,451,437	(8,544,231)	(95,772,015)
Net Assets:
Beginning of period	1,896,368,624	1,535,917,187	680,765,578	776,537,593
End of period	$2,575,211,086	$1,896,368,624	$672,221,347	$680,765,578

See Notes to Financial Statements

Small Cap Growth Fund
Six Months Ended	Fiscal Year Ended
February 28, 2026 (Unaudited)	August 31, 2025

$(3,614,445)	$(9,048,832)
(704,519)	(609,607)
(12,629)	(890,045)
(84,179,790)	(90,618,158)
(2,744,180)	(6,509,509)
(944,830)	(1,626,564)
(4,856,776)	(4,171,454)
(35,395,385)	(56,497,320)
—	—
(5,640,827)	46,879,091
17,464,852	49,520,034

462,708,373	413,188,339
$480,173,225	$462,708,373

Notes to Financial Statements Equity Fundsß (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Equity Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Emerging Markets Equity Fund ("Emerging Markets Equity"), Neuberger Equity Income Fund ("Equity Income"), Neuberger Focus Fund ("Focus"), Neuberger Genesis Fund ("Genesis"), Neuberger International Equity Fund ("International Equity"), Neuberger International Select Fund ("International Select"), Neuberger Intrinsic Value Fund ("Intrinsic Value"), Neuberger Large Cap Growth Fund ("Large Cap Growth"), Neuberger Large Cap Value Fund ("Large Cap Value"), Neuberger Mid Cap Growth Fund ("Mid Cap Growth"), Neuberger Mid Cap Intrinsic Value Fund ("Mid Cap Intrinsic Value"), Neuberger Multi-Cap Opportunities Fund ("Multi-Cap Opportunities"), Neuberger Quality Equity Fund ("Quality Equity"), Neuberger Real Estate Fund ("Real Estate"), and Neuberger Small Cap Growth Fund ("Small Cap Growth") (each individually a "Fund," and collectively, the "Funds") are separate operating series of the Trust, each of which (except Real Estate and Quality Equity) is diversified. Under the 1940 Act, the status of a Fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified fund (Multi-Cap Opportunities became diversified in December 2012). Nine Funds offer Investor Class shares, eleven offer Trust Class shares, six offer Advisor Class shares, fifteen offer Institutional Class shares, fourteen offer Class A shares, fourteen offer Class C shares, ten offer Class R3 shares, twelve offer Class R6 shares and seven offer Class E shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders. Prior to December 18, 2025, each Fund included "Neuberger Berman" in place of "Neuberger" in its name.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company ("RIC"), Large Cap Growth formed NB A24 Guardian Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of Large Cap Growth and Large Cap Growth expects to remain its sole member.
As of February 28, 2026, the value of Large Cap Growth's investment in the Blocker was as follows:

Investment in Blocker	Percentage of Net Assets
$1,139,399	0.0%
2
Consolidation: The accompanying financial statements of Large Cap Growth present the consolidated accounts of Large Cap Growth and the Blocker. All intercompany accounts and transactions have been eliminated in consolidation.

ß
Notes to Consolidated Financial Statements for Large Cap Growth

3
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, preferred stocks, warrants, rights, and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Publicly traded securities acquired via a private investment in public equity (PIPE) transaction are generally valued at the market price of the issuer's common stock. Discounts for contractual sale restrictions (such as lock-ups) are not applied, in accordance with ASU 2022-03, unless the restriction is regulatory or security-specific and impacts marketability for all holders (Level 1 or Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or

Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
4
Foreign currency translations: The accounting records of the Funds and the Blocker are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.

5
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which certain of the Funds participated as a class member. The amounts of such proceeds for the six months ended February 28, 2026, were as follows:

Focus	$833
Genesis	569,082
Intrinsic Value	60,765
Large Cap Growth	1,998
Large Cap Value	3,079
Mid Cap Growth	$18,945
Mid Cap Intrinsic Value	7,956
Multi-Cap Opportunities	305
Quality Equity	347,316
Small Cap Growth	3,000

6
Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify for treatment as a RIC by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed each Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.
For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at February 28, 2026 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Equity	$229,106,788	$38,934,066	$15,813,593	$23,120,473
Equity Income	677,076,916	416,300,166	4,429,804	411,870,362
Focus	599,093,434	206,736,935	5,468,272	201,268,663
Genesis	5,692,775,677	3,148,679,096	275,397,425	2,873,281,671
International Equity	908,620,196	272,264,994	50,851,741	221,413,253
International Select	230,956,689	58,443,167	12,052,180	46,390,987
Intrinsic Value	882,468,821	553,670,455	135,051,495	418,618,960
Large Cap Growth	1,371,207,655	1,140,404,058	51,531,021	1,088,873,037
Large Cap Value	7,177,821,662	2,565,742,636	103,798,040	2,461,944,596
Mid Cap Growth	1,887,976,299	251,799,365	137,281,415	114,517,950
Mid Cap Intrinsic Value	37,869,484	18,071,558	4,142,834	13,928,724
Multi-Cap Opportunities	153,312,333	98,786,562	621,325	98,165,237
Quality Equity	1,435,416,168	1,181,933,190	68,022,719	1,113,910,471
Real Estate	650,877,770	76,784,993	56,176,060	20,608,933
Small Cap Growth	421,929,499	66,305,060	20,665,175	45,639,885
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended August 31, 2025 the Funds recorded permanent reclassifications primarily related to one or more of the following: deemed distributions on shareholder redemptions, prior year true up adjustments, net operating losses written off, non-deductible taxes, and gains (losses) & tax adjustments on securities redeemed in kind. For the year ended August 31, 2025, the Funds recorded the following permanent reclassifications:

	Paid-in Capital	Total Distributable Earnings/(Losses)
Emerging Markets Equity	$4,469	$(4,469)
Equity Income	83,100,170	(83,100,170)
Focus	24,550,846	(24,550,846)
Genesis	692,451,093	(692,451,093)
International Equity	7,181,176	(7,181,176)
International Select	835,689	(835,689)
Intrinsic Value	6,860,002	(6,860,002)
Large Cap Growth	24,579,443	(24,579,443)
Large Cap Value	49,290,688	(49,290,688)
Mid Cap Growth	33,950,347	(33,950,347)
Mid Cap Intrinsic Value	352,705	(352,705)
Multi-Cap Opportunities	47,176,983	(47,176,983)
Quality Equity	34,146,118	(34,146,118)
Real Estate	(123,869)	123,869
Small Cap Growth	3,524,905	(3,524,905)
The tax character of distributions paid during the years ended August 31, 2025, and August 31, 2024, was as follows:

	Distributions Paid From:
	Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
	2025	2024	2025	2024	2025	2024	2025	2024
Emerging Markets Equity	$267,045	$4,934,304	$—	$—	$—	$—	$267,045	$4,934,304
Equity Income	19,923,203	18,148,850	43,306,527	34,553,541	—	—	63,229,730	52,702,391
Focus	816,503	3,716,821	564,361	—	—	—	1,380,864	3,716,821
Genesis	3,835,130	19,138,150	216,453,035	298,131,464	—	—	220,288,165	317,269,614
International Equity	31,761,965	21,860,070	12,143,365	4,397,863	—	—	43,905,330	26,257,933
International Select	4,755,483	3,511,806	1,278,340	783,599	—	—	6,033,823	4,295,405
Intrinsic Value	—	—	11,435,886	3,960,087	—	—	11,435,886	3,960,087
Large Cap Growth	1,577,626	7,163,099	148,977,714	86,331,766	—	—	150,555,340	93,494,865
Large Cap Value	188,467,039	275,633,172	—	—	—	—	188,467,039	275,633,172
Mid Cap Growth	100,047,521	—	65,393,305	48,564,921	—	—	165,440,826	48,564,921
Mid Cap Intrinsic Value	374,638	328,937	2,935,964	752,060	—	—	3,310,602	1,080,997
Multi-Cap Opportunities	1,050,146	1,004,387	6,811,394	44,637,133	—	—	7,861,540	45,641,520
Quality Equity	1,439,913	3,997,941	88,034,430	122,579,725	—	—	89,474,343	126,577,666
Real Estate	14,742,740	16,878,544	—	—	825,543	—	15,568,283	16,878,544
Small Cap Growth	—	—	2,082,450	—	—	—	2,082,450	—

As of August 31, 2025, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Emerging Markets Equity	$—	$—	$39,247,388	$(71,633,197)	$—	$(32,385,809)
Equity Income	2,143,182	12,652,889	305,810,803	—	—	320,606,874
Focus	17,769,713	55,300,308	227,643,011	—	—	300,713,032
Genesis	19,730,113	876,476,157	3,260,280,192	—	—	4,156,486,462
International Equity	15,223,506	44,570,726	184,002,001	—	—	243,796,233
International Select	2,222,557	7,169,186	31,600,949	—	—	40,992,692
Intrinsic Value	515,635	45,132,896	321,631,120	—	—	367,279,651
Large Cap Growth	—	229,370,247	1,219,465,625	(13,777,992)	—	1,435,057,880
Large Cap Value	96,595,222	255,173,785	1,487,794,411	—	—	1,839,563,418
Mid Cap Growth	189,494,859	131,522,973	345,350,645	—	—	666,368,477
Mid Cap Intrinsic Value	360,428	3,394,043	11,363,854	—	—	15,118,325
Multi-Cap Opportunities	648,446	1,661,683	95,649,825	—	—	97,959,954
Quality Equity	775,056	47,872,830	976,425,546	—	—	1,025,073,432
Real Estate	—	—	(15,479,182)	(25,697,703)	—	(41,176,885)
Small Cap Growth	—	33,238,202	46,947,074	(1,160,660)	—	79,024,616
The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and/or recognized on wash sales, tax adjustments related to other investments, and mark-to-market adjustments on passive foreign investment companies ("PFICs").
To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at August 31, 2025, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

	Capital Loss Carryforwards
	Long-Term	Short-Term
Emerging Markets Equity	$—	$71,582,688
Real Estate	22,032,149	3,665,554
During the year ended August 31, 2025, Emerging Markets Equity, Focus, Intrinsic Value, Large Cap Value, and Real Estate utilized capital loss carryforwards of $17,854,846, $2,898,772, $3,114,159, $311,527,885, and $9,531,844, respectively.
Under current tax regulations, capital losses realized on investment transactions after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the current tax rules, the Funds may also defer any realized late-year ordinary losses as occurring on the first day of the following fiscal year. Late-year ordinary losses represent ordinary losses realized on investment transactions after December 31 and specified losses (ordinary losses from the sale, exchange, or other disposition of property, net foreign currency losses and net PFIC mark to market losses) realized on investment transactions after

October 31. For the year ended August 31, 2025, the Funds elected to defer the following late-year ordinary losses and post October capital losses:

	Late-Year Ordinary Loss Deferral	Post October Capital Loss Deferral
Emerging Markets Equity	$50,509	$—
Large Cap Growth	2,580,010	11,197,982
Small Cap Growth	1,160,660	—
The Blocker is taxed as a corporation under the U.S. Internal Revenue Code. As of August 31, 2025, Large Cap Growth had a gross deferred tax asset of $48,308 resulting from deferred interest expense, capital losses and net operating losses in the Blocker and a gross deferred tax liability of $98,707 resulting from appreciation of the underlying holding. As of August 31, 2025, the Blocker has a net deferred tax liability of $50,399.
7
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. Emerging Markets Equity accrues capital gains tax on unrealized and realized gains for certain securities. At February 28, 2026, Emerging Markets Equity had accrued capital gains taxes of $270,253, which is reflected in the Statements of Assets and Liabilities. For the six months ended February 28, 2026, Emerging Markets Equity had realized capital gains taxes of $883,844, which is reflected in the Statements of Operations.
As a result of several European Court of Justice ("ECJ") court cases in certain countries across the European Union ("EU"), certain of the Funds have filed tax reclaims for previously withheld taxes on dividends earned in those countries ("ECJ tax reclaims"). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. When any such ECJ tax reclaims are not "more likely than not" to be sustained, no amounts are included in the Statements of Assets and Liabilities. The Funds have determined that certain ECJ tax reclaims are "more likely than not" to be sustained after examination by tax authorities and are included in "Prepaid expenses and other assets" and "Other accrued expenses and payables" in the Statements of Assets and Liabilities for certain of the Funds. The income recognized from these ECJ tax reclaims is included in "Other income" in the Statements of Operations and the cost to file these additional ECJ tax reclaims (which are excluded from contractual expense limitations) is included in "Miscellaneous and other fees" in the Statements of Operations for certain of the Funds. When the total income and/or expenses from these reclaims exceeds five percent of total income and/or total expenses of a Fund, the income recognized is reflected in "Tax reclaims" and the cost to file these additional reclaims is reflected in "Tax reclaim professional fees" in the Statements of Operations.
8
Distributions to shareholders: Each Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in December) and are recorded on the ex-date. However, Equity Income and Real Estate generally distribute net investment income, if any, at the end of each calendar quarter.

It is the policy of Funds that invest in real estate investment trusts ("REITs"), to pass through to their shareholders substantially all REIT distributions and other income they receive, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to these Funds until the following calendar year. For the year ended August 31, 2025, the character of distributions, if any, paid to shareholders of these Funds disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of these Funds' distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after these Fund’s fiscal year-end. After calendar year-end, when these Funds learn the nature of the distributions paid by REITs during that year, distributions previously identified as income may be recharacterized as return of capital and/or capital gain. After all applicable REITs have informed these Funds of the actual breakdown of distributions paid to these Funds during their fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of these Funds' distributions as reported herein may differ from the final composition determined after calendar year-end and reported to these Funds shareholders on IRS Form 1099-DIV.
9
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., a Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. Each Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

10
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices.

11
Investment company securities and exchange-traded funds: The Funds may invest in shares of other registered investment companies, including exchange-traded funds, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the Securities and Exchange Commission ("SEC"), particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if a Fund complies with the conditions of the Rule. Shareholders of a Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.

12
Derivative instruments: Certain Funds' use of derivatives during the six months ended February 28, 2026, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at February 28, 2026. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless a Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Options: Equity Income used options written to generate incremental returns. Large Cap Growth used options purchased to gain exposure more efficiently than through a direct purchase of the underlying security, to gain exposure to securities, markets, sectors or geographical areas and to manage or adjust the risk profile of the Fund or the risk of individual positions. Large Cap Growth used options written to enhance total return, to gain exposure more efficiently than through a direct purchase of the underlying security, to gain exposure to securities, markets, sectors or geographical areas and to manage or adjust the risk profile of the Fund or the risk of individual positions.
Premiums paid by a Fund upon purchasing a call or put option are recorded in the asset section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the asset is eliminated. For purchased call options, a Fund's loss is limited to the amount of the option premium paid.
Premiums received by a Fund upon writing a call option or a put option are recorded in the liability section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the liability is eliminated.
When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that a Fund has written expires unexercised, a Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.

At February 28, 2026, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity Income
Options written
Equity risk	—	$—	Option contracts written, at value	$(434,168)
The impact of the use of these derivative instruments on the Statements of Operations during the six months ended February 28, 2026, was as follows:

Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Equity Income
Options written
Equity risk	$319,619	$(255,751)
Large Cap Growth
Options purchased
Equity risk	122,468	—
Options written
Equity risk	86,136	—

(a)	Net realized gain/(loss) on derivatives is located in the Statements of Operations each under the caption, "Net realized gain/(loss) on:"

Options purchased	Transactions in investment securities of unaffiliated issuers
Options written	Expiration or closing of option contracts written

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statements of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Options written	Option contracts written

While the Funds may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.
Management has concluded that Emerging Markets Equity, Focus, Genesis, International Equity, International Select, Intrinsic Value, Large Cap Value, Mid Cap Growth, Mid Cap Intrinsic Value, Multi-Cap Opportunities, Quality Equity, Real Estate and Small Cap Growth did not hold any derivative instruments during the six months ended February 28, 2026 that require additional disclosures pursuant to ASC 815.
13
Securities lending: Each Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statements of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and a Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statements of Assets and Liabilities under the caption "Investments in securities, at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to that Fund.
As of February 28, 2026, the Funds listed below had outstanding loans of securities to certain approved brokers each with a value as follows:

Value of Securities Loaned
Focus	$11,162,082
International Equity	39,374,092
International Select	8,723,406
Large Cap Value	157,060,086
Mid Cap Growth	39,066,264
Small Cap Growth	17,789,582
As of February 28, 2026, the Funds listed below had outstanding loans of securities to certain approved brokers for which each received collateral as follows:
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks
Focus	$11,419,768	$—	$—	$—	$11,419,768
International Equity	41,167,017	—	—	—	41,167,017
International Select	9,044,337	—	—	—	9,044,337
Large Cap Value	159,242,518	—	—	—	159,242,518
Mid Cap Growth	40,803,641	—	—	—	40,803,641
Small Cap Growth	18,778,294	—	—	—	18,778,294

(a)	Amounts represent the payable for collateral received for loaned securities.
14
Offsetting assets and liabilities: The Funds are required to disclose both gross and net information for assets and liabilities related to over-the-counter derivatives, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. Focus, International Equity, International Select, Large Cap Value, Mid Cap Growth, and Small Cap Growth held one or more of these investments at February 28, 2026. The Funds’ securities lending assets at fair value are reported gross in the Statements of Assets and Liabilities. The following tables present securities lending assets by counterparty and net of the related collateral received by a Fund as of February 28, 2026.

Description	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Focus
Securities lending	$11,162,082	$—
International Equity
Securities lending	$39,374,092	$—
International Select
Securities lending	$8,723,406	$—
Large Cap Value
Securities lending	$157,060,086	$—
Mid Cap Growth
Securities lending	$39,066,264	$—
Small Cap Growth
Securities lending	$17,789,582	$—

Gross Amounts Not Offset in the Statements of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
Focus
SSB	$11,162,082	$—	$(11,162,082)	$—	$—	$—	$—	$—
Total	$11,162,082	$—	$(11,162,082)	$—	$—	$—	$—	$—
International Equity
SSB	$39,374,092	$—	$(39,374,092)	$—	$—	$—	$—	$—
Total	$39,374,092	$—	$(39,374,092)	$—	$—	$—	$—	$—
International Select
SSB	$8,723,406	$—	$(8,723,406)	$—	$—	$—	$—	$—
Total	$8,723,406	$—	$(8,723,406)	$—	$—	$—	$—	$—
Large Cap Value
SSB	$157,060,086	$—	$(157,060,086)	$—	$—	$—	$—	$—
Total	$157,060,086	$—	$(157,060,086)	$—	$—	$—	$—	$—
Mid Cap Growth
SSB	$39,066,264	$—	$(39,066,264)	$—	$—	$—	$—	$—
Total	$39,066,264	$—	$(39,066,264)	$—	$—	$—	$—	$—
Small Cap Growth
SSB	$17,789,582	$—	$(17,789,582)	$—	$—	$—	$—	$—
Total	$17,789,582	$—	$(17,789,582)	$—	$—	$—	$—	$—

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.

(b)
A Net Amount greater than zero represents amounts subject to loss as of February 28, 2026, in the event of a counterparty failure. A Net Amount less than zero represents amounts under-collateralized to each counterparty as of February 28, 2026.

15
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.

16
In-kind redemption: In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted by the Board, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares ("in-kind redemption"). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/(loss) to paid-in capital. During the six months ended February 28, 2026, and the year ended August 31, 2025, the following Funds had in-kind redemptions:

	For the Six Months Ended February 28, 2026				For the Year Ended August 31, 2025
Fund	Realized Net Gains/(Losses)	Total In-Kind Redemptions	Securities	Cash	Realized Net Gains/(Losses)	Total In-Kind Redemptions	Securities	Cash
Equity Income	$23,765,495	$44,438,608	$43,803,710	$634,898	$67,387,853	$121,746,268	$121,695,653	$50,615
Focus	19,858,582	38,103,572	36,606,191	1,497,381	19,380,092	36,485,370	36,485,132	238
Genesis	87,194,185	173,550,605	172,677,039	873,566	494,190,979	753,072,997	749,277,274	3,795,723
Large Cap Value	—	—	—	—	2,958,189	11,550,778	11,161,763	389,015
Multi-Cap Opportunities	9,743,397	11,947,183	11,945,398	1,785	38,643,654	48,205,016	48,200,101	4,915
Quality Equity	52,856,787	69,400,000	69,399,988	12	21,425,693	25,062,500	25,062,421	79

17
In-kind subscription: Under certain circumstances, and when considered to be in the best interest of a Fund, a Fund may accept portfolio securities rather than cash as payment for the purchase of Fund shares ("in-kind subscription"). The cost basis of contributed securities is equal to the market value of the securities, less any applicable foreign security taxes, on the date of contribution. During the year ended August 31, 2025, Genesis accepted $70,559,364 of in-kind subscriptions which is comprised of $69,850,194 in securities and $709,170 in cash.

18
Investments in Private Companies and Pre-IPO Investments: Investments in private companies, including pre-IPO shares, involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Such investments are generally less liquid, may be difficult to value, and may be subject to limited financial disclosure. Private companies may have a more limited management group and limited operating histories with narrower, less established product lines and smaller market shares, making them more vulnerable to competitive pressures, market conditions, and economic downturns. In addition, private companies may have limited financial resources and may be unable to meet their obligations. These companies may never complete an IPO, and a liquid market for their shares may never develop. If an IPO does occur, it may be risky and volatile and could cause the value of a Fund's investment to decrease significantly. Because private company securities are generally not freely or publicly tradable, the Fund may not have the opportunity to purchase, or the ability to sell, these securities in the amounts or at the prices it desires.
19
Single Issuer Private Company Investments: As of February 28, 2026, approximately 9.7% of Quality Equity Fund's net assets were invested in Space Exploration Technologies Corp. ("Space X"), a private company with limited to no liquidity and restrictions on transfer of its stock. Pre-IPO investments may be subject to additional contractual restrictions on resale that would prevent Quality Equity Fund from selling Space X securities for a period of time following any IPO. Even after such restrictions expire, market liquidity may remain limited and the market price may be volatile, particularly if restricted shares are sold simultaneously by Quality Equity Fund and other market participants, which could negatively affect Quality Equity Fund's ability to sell shares at favorable prices. Investors should carefully consider publicly available information about Space X before investing. There can be no assurances that Quality Equity Fund will maintain its investment in Space X; however, for so long as it does, Quality Equity Fund's performance will be significantly affected by Space X's performance both pre- and post-IPO. Quality Equity Fund could also be adversely impacted by developments affecting space-related industries, artificial intelligence industries, and social media, as well as market sentiment and regulatory developments related to these industries or to Space X or its management. Unanticipated outflows from Quality Equity Fund or other factors, such as a general market downturn, could increase Quality Equity Fund's exposure to Space X, limit Quality Equity Fund's ability to pay redemption proceeds, or force Quality Equity Fund to sell Space X or other securities at an unfavorable time and/or under unfavorable conditions.

20
Other: All net investment income and realized and unrealized capital gains and losses of each Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

21
Segment reporting: In this reporting period, each Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each Fund's investment manager acts as the Funds' CODM. The CODM has determined that each Fund has a single operating segment because the CODM monitors the operating results of each Fund as a whole and evaluates performance in accordance with each Fund's principal investment strategy as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. Each Fund's total returns, expense ratios, and changes in net assets, which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for each Fund's single segment, are consistent with that presented within each Fund's financial statements.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
Each Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, each Fund pays NBIA monthly, an investment management fee at an annual rate as a percentage of average daily net assets according to the following table:

First $250 million	Next $250 million	Next $250 million	Next $250 million	Next $500 million	Next $500 million	Next $500 million	Next $1.5 billion	Next $10 billion	Thereafter

Emerging Markets Equity(a)(b)
0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Equity Income(c), Focus, International Select, Large Cap Growth, Large Cap Value(c), Mid Cap Growth, Mid Cap Intrinsic Value and Quality Equity(c)
0.55%	0.525%	0.50%	0.475%	0.45%	0.425%	0.425%	0.425%	0.40%	0.40%
Genesis(c)
0.85%	0.80%	0.75%	0.70%	0.65%	0.65%	0.65%	0.65%	0.65%	0.60%
International Equity(a)(c)
0.85%	0.825%	0.80%	0.775%	0.75%	0.725%	0.725%	0.70%	0.70%	0.70%
Intrinsic Value and Small Cap Growth
0.85%	0.80%	0.75%	0.70%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Multi-Cap Opportunities(c)
0.60%	0.575%	0.55%	0.525%	0.50%	0.475%	0.475%	0.475%	0.45%	0.45%
Real Estate(c)
0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
(a)
NBIA has voluntarily agreed to waive and/or reimburse its management fee for the below Funds. NBIA may, at its sole discretion, modify or terminate the voluntary waiver and/or reimbursement without notice to the Fund. Fees voluntarily waived and/or reimbursed are not subject to recovery by NBIA.

Fund	Percentage of Average Daily Net Assets Waived and/or Reimbursed	Effective Date(s)	Management Fees Waived for the Six Months Ended February 28, 2026
Emerging Markets Equity	0.10%	9/1/23-1/14/26	$83,430
International Equity	0.15%	11/21/22	$825,590
(b)
Prior to January 15, 2026, for investment management services, the Fund paid NBIA a fee at the annual rate of 1.000% of the first $250 million of the Fund’s average daily net assets, 0.975% of the next $250 million, 0.950% of the next $250 million, 0.925% of the next $250 million, 0.900% of the next $500 million, 0.875% of the next $2.5 billion, and 0.850% of average daily net assets in excess of $4 billion.

(c)
NBIA has contractually agreed to waive its Class E management fee for the below Funds. This undertaking lasts until August 31, 2027 and may not be terminated during its term without the consent of the Board. Management fees contractually waived are not subject to recovery by NBIA.

Fund	Annualized Percentage of Average Daily Net Assets Waived	Effective Date(s)	Management Fees Waived for the Six Months Ended February 28, 2026
Equity Income	0.51%	1/11/22	$ 118,698
Genesis	0.66%	1/11/22	$ 469,234
International Equity	0.66%	1/11/22	$ 141,539
Large Cap Value	0.42%	1/11/22	$ 438,123
Multi-Cap Opportunities	0.60%	1/11/22	$ 340,763
Quality Equity	0.47%	12/6/23	$ 108,460
Real Estate	0.80%	1/11/22	$66,799

Accordingly, for the six months ended February 28, 2026, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of each Fund’s average daily net assets.

Effective Rate
Emerging Markets Equity	0.93%(a)
Equity Income	0.51%(b)
Focus	0.52%
Genesis	0.66%(c)
International Equity	0.81%(d)
International Select	0.55%
Intrinsic Value	0.75%
Large Cap Growth	0.46%
Large Cap Value	0.42%(e)
Mid Cap Growth	0.47%
Mid Cap Intrinsic Value	0.55%
Multi-Cap Opportunities	0.60%(f)
Quality Equity	0.47%(g)
Real Estate	0.80%(h)
Small Cap Growth	0.82%

(a)	After waivers, 0.86% annual effective net rate of the Fund’s average daily net assets.
(b)	After waivers, 0.49% annual effective net rate of the Fund’s average daily net assets.
(c)	After waivers, 0.65% annual effective net rate of the Fund’s average daily net assets.
(d)	After waivers, 0.63% annual effective net rate of the Fund’s average daily net assets.
(e)	After waivers, 0.41% annual effective net rate of the Fund’s average daily net assets.
(f)	After waivers, 0.33% annual effective net rate of the Fund’s average daily net assets.
(g)	After waivers, 0.46% annual effective net rate of the Fund’s average daily net assets.
(h)	After waivers, 0.78% annual effective net rate of the Fund’s average daily net assets.
Investment management fee waivers are included in the Statements of Operations under the caption "Fees waived".
Each Fund retains NBIA as its administrator under an Administration Agreement. The administration fee is assessed at the class level and each share class of a Fund, as applicable, pays NBIA monthly, an annual administration fee equal to the following: 0.26% for each of Investor Class, Class A, Class C and Class R3; 0.40% for Trust Class and Advisor Class; 0.15% for Institutional Class; and 0.05% for Class R6, each as a percentage of its average daily net assets. Class E shares do not pay an administration fee. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Investor Class of each of International Equity, Mid Cap Intrinsic Value and Small Cap Growth and the Trust Class, Advisor Class, Institutional Class, Class A, Class C, Class R3 and Class R6 of each Fund that offers those classes so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings apply to a Fund’s direct expenses and exclude interest, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The expenses of the Blocker are included in the total expenses used to calculate the reimbursement, which Large Cap Growth has agreed to share with the Blocker. For the six months ended February 28, 2026, the expenses of the Blocker amounted to $4,424.
At February 28, 2026, the Funds' contingent liabilities to NBIA under the contractual expense limitation agreements were as follows:

			Expenses Reimbursed in Year Ended August 31,
			2023	2024	2025	2026
			Subject to Repayment until August 31,
Class	Contractual Expense Limitation(a)	Expiration	2026	2027	2028	2029
Emerging Markets Equity Institutional Class	0.98%(b)(c)	8/31/29	$360,925	$298,501	$218,130	$114,951
Emerging Markets Equity Class A	1.34%(b)(c)	8/31/29	35,496	46,856	37,378	15,192
Emerging Markets Equity Class C	2.09%(b)(c)	8/31/29	4,379	3,742	4,021	2,344
Emerging Markets Equity Class R3	1.59%(b)(c)	8/31/29	960	1,144	1,186	732
Emerging Markets Equity Class R6	0.88%(b)(c)	8/31/29	66,328	25,727	22,020	12,872
Equity Income Institutional Class	0.80%	8/31/29	—	—	—	—
Equity Income Class A	1.16%	8/31/29	—	—	—	—
Equity Income Class C	1.91%	8/31/29	—	—	—	—
Equity Income Class R3	1.41%	8/31/29	—	—	—	—
Focus Trust Class	1.50%	8/31/29	—	—	—	—
Focus Advisor Class	1.50%	8/31/29	—	—	—	—
Focus Institutional Class	0.75%	8/31/29	—	—	—	—
Focus Class A	1.11%	8/31/29	630	493	431	—
Focus Class C	1.86%	8/31/29	212	222	238	129
Genesis Trust Class	1.50%	8/31/29	—	—	—	—
Genesis Advisor Class	1.50%	8/31/29	—	—	—	—
Genesis Institutional Class	0.85%	8/31/29	—	—	—	—
Genesis Class R6	0.75%	8/31/29	—	—	—	—
International Equity Investor Class	1.40%	8/31/29	—	—	—	—
International Equity Trust Class	2.00%	8/31/29	—	—	—	—
International Equity Institutional Class	0.85%	8/31/29	232,778	163,216	183,646	73,207
International Equity Class A	1.21%	8/31/29	5,259	4,732	3,263	1,458
International Equity Class C	1.96%	8/31/29	1,766	1,232	1,253	508
International Equity Class R6	0.75%	8/31/29	9,720	11,837	10,229	3,489
International Select Trust Class	1.15%	8/31/29	14,835	11,304	12,421	7,055
International Select Institutional Class	0.80%	8/31/29	223,646	230,593	243,082	115,931
International Select Class A	1.16%	8/31/29	6,474	6,724	7,059	3,107
International Select Class C	1.91%	8/31/29	1,509	1,445	1,057	453
International Select Class R3	1.41%	8/31/29	2,875	2,770	2,639	931
International Select Class R6	0.70%	8/31/29	516	340	19,993	15,734
Intrinsic Value Institutional Class	1.00%	8/31/29	—	—	—	—
Intrinsic Value Class A	1.36%	8/31/29	—	—	—	—
Intrinsic Value Class C	2.11%	8/31/29	—	—	—	—
Intrinsic Value Class R6	0.90%	8/31/29	—	—	—	—
Large Cap Growth Trust Class	1.50%	8/31/29	—	—	—	—

Expenses Reimbursed in Year Ended August 31,
			2023	2024	2025	2026
Subject to Repayment until August 31,
Class (cont’d)	Contractual Expense Limitation(a)	Expiration	2026	2027	2028	2029
Large Cap Growth Advisor Class	1.50%	8/31/29	$—	$—	$—	$768
Large Cap Growth Institutional Class	0.75%	8/31/29	—	—	—	—
Large Cap Growth Class A	1.11%	8/31/29	—	—	—	—
Large Cap Growth Class C	1.86%	8/31/29	—	—	—	—
Large Cap Growth Class R3	1.36%	8/31/29	—	—	—	—
Large Cap Growth Class R6	0.55%(b)(d)	12/31/26	—	—	—	284
Large Cap Value Trust Class	1.50%	8/31/29	—	—	—	—
Large Cap Value Advisor Class	1.50%	8/31/29	—	—	—	—
Large Cap Value Institutional Class	0.70%	8/31/29	—	—	—	—
Large Cap Value Class A	1.11%	8/31/29	—	—	—	—
Large Cap Value Class C	1.86%	8/31/29	—	—	—	—
Large Cap Value Class R3	1.36%	8/31/29	—	—	—	—
Large Cap Value Class R6	0.60%	8/31/29	—	—	—	—
Mid Cap Growth Trust Class	1.50%	8/31/29	—	—	—	—
Mid Cap Growth Advisor Class	1.50%	8/31/29	—	—	—	—
Mid Cap Growth Institutional Class	0.75%	8/31/29	—	—	—	—
Mid Cap Growth Class A	1.11%	8/31/29	—	—	—	—
Mid Cap Growth Class C	1.86%	8/31/29	—	—	—	—
Mid Cap Growth Class R3	1.36%	8/31/29	—	—	—	—
Mid Cap Growth Class R6	0.65%	8/31/29	—	—	—	—
Mid Cap Intrinsic Value Investor Class	1.50%(c)	8/31/29	3,482	9,216	26,433	21,164
Mid Cap Intrinsic Value Trust Class	1.25%(c)	8/31/29	26,407	28,864	30,321	18,726
Mid Cap Intrinsic Value Institutional Class	0.85%	8/31/29	63,665	74,104	75,545	43,678
Mid Cap Intrinsic Value Class A	1.21%	8/31/29	6,023	7,860	8,711	4,295
Mid Cap Intrinsic Value Class C	1.96%	8/31/29	4,347	4,451	4,901	2,622
Mid Cap Intrinsic Value Class R3	1.46%	8/31/29	3,273	2,740	3,342	1,733
Mid Cap Intrinsic Value Class R6	0.75%	8/31/29	276	208	194	92
Multi-Cap Opportunities Institutional Class	1.00%	8/31/29	—	—	—	—
Multi-Cap Opportunities Class A	1.36%	8/31/29	—	—	—	—
Multi-Cap Opportunities Class C	2.11%	8/31/29	—	—	—	—
Quality Equity Trust Class	1.50%	8/31/29	—	—	—	—
Quality Equity Institutional Class	0.75%	8/31/29	—	—	—	—
Quality Equity Class A	1.11%	8/31/29	—	—	—	—
Quality Equity Class C	1.86%	8/31/29	—	—	—	—
Quality Equity Class R3	1.36%	8/31/29	—	—	—	—
Quality Equity Class R6	0.65%	8/31/29	—	—	—	—
Real Estate Trust Class	1.50%(c)	8/31/29	—	—	—	—
Real Estate Institutional Class	0.85%	8/31/29	968,863	684,581	687,909	337,944
Real Estate Class A	1.21%	8/31/29	119,614	101,881	98,776	47,420

			Expenses Reimbursed in Year Ended August 31,
			2023	2024	2025	2026
			Subject to Repayment until August 31,
Class (cont’d)	Contractual Expense Limitation(a)	Expiration	2026	2027	2028	2029
Real Estate Class C	1.96%	8/31/29	$16,910	$14,353	$12,679	$5,222
Real Estate Class R3	1.46%	8/31/29	28,692	26,248	26,365	11,341
Real Estate Class R6	0.75%	8/31/29	255,521	266,615	271,667	126,578
Small Cap Growth Investor Class	1.30%(c)	8/31/29	7,122	15,927	—	—
Small Cap Growth Trust Class	1.40%(c)	8/31/29	3,589	3,497	2,714	1,600
Small Cap Growth Advisor Class	1.60%(c)	8/31/29	1,520	1,341	720	1,013
Small Cap Growth Institutional Class	0.90%	8/31/29	337,846	336,103	416,459	217,371
Small Cap Growth Class A	1.26%	8/31/29	46,585	46,373	45,778	21,431
Small Cap Growth Class C	2.01%	8/31/29	9,514	11,062	12,685	5,589
Small Cap Growth Class R3	1.51%	8/31/29	17,434	21,071	26,195	19,559
Small Cap Growth Class R6	0.80%	8/31/29	189,641	196,169	238,843	118,750

(a)	Expense limitation per annum of the respective class's average daily net assets.
(b)	Classes that have had changes to their respective limitations are noted below.

Class	Expense limitation	Prior to
Emerging Markets Equity Institutional Class	1.25%	01/15/26
Emerging Markets Equity Class A	1.50%	01/15/26
Emerging Markets Equity Class C	2.25%	01/15/26
Emerging Markets Equity Class R3	1.91%	01/15/26
Emerging Markets Equity Class R6	1.15%	01/15/26
Large Cap Growth Class R6	0.56%	12/18/25

(c)
In addition to the contractual undertaking described above, NBIA has voluntarily undertaken to waive fees and/or reimburse certain expenses so that their Operating Expenses, per annum of their respective average daily net assets, are limited to the percentages indicated below. Voluntary reimbursements are not subject to recovery by NBIA and are terminable or subject to modification by NBIA, in its sole discretion, without notice to the Fund:

Class	Voluntary Expense Limitation	Effective Date(s)	Fees Voluntarily Waived for the Six Months Ended February 28, 2026
Emerging Markets Equity Institutional Class	1.15%	9/1/23-1/14/26	$70,616
Emerging Markets Equity Class A	1.40%	9/1/23-1/14/26	4,400
Emerging Markets Equity Class C	2.15%	9/1/23-1/14/26	785
Emerging Markets Equity Class R3	1.81%	9/1/23-1/14/26	310
Emerging Markets Equity Class R6	1.05%	9/1/23-1/14/26	7,319
Mid Cap Intrinsic Value Investor Class	0.96%	1/19/21	75,342
Mid Cap Intrinsic Value Trust Class	1.20%	1/19/21	1,546

Class	Voluntary Expense Limitation	Effective Date(s)	Fees Voluntarily Waived for the Six Months Ended February 28, 2026
Real Estate Trust Class	1.04%	12/16/11	$117,499
Small Cap Growth Investor Class	1.01%	1/19/21	90,363
Small Cap Growth Trust Class	1.25%	1/19/21	3,004
Small Cap Growth Advisor Class	1.40%	1/27/21	1,523

(d)	Effective January 1, 2027, the expense limitation will be 0.65% until August 31, 2029.
Each Fund has agreed that each of its respective classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended February 28, 2026, the following classes repaid NBIA under their respective contractual expense limitation agreements as follows:

Class	Expenses Repaid to NBIA
Focus Institutional Class	$127
Focus Class A	23
Each Fund also has a distribution agreement with Neuberger Berman BD LLC (the "Distributor") with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below, and bears the advertising and promotion expenses.
However, the Distributor receives fees from the Trust Class of each of Focus, International Select, Large Cap Growth, Large Cap Value, Mid Cap Intrinsic Value, Quality Equity, Real Estate and Small Cap Growth, and from the Advisor Class, Class A, Class C and Class R3 of each Fund that offers those classes under their distribution plans (each a "Plan", collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, the Distributor’s activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, the Distributor receives from each of these respective classes a fee at the annual rate of 0.10% of such Trust Class’s, 0.25% of such Advisor Class’s, 0.25% of such Class A’s, 1.00% of such Class C’s and 0.50% of such Class R3’s average daily net assets. The Distributor receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust’s Plans comply with those rules.
Class A shares of each Fund are generally sold with an initial sales charge of up to 5.75% and no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class C shares of each Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.

For the six months ended February 28, 2026, the Distributor, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:

	Underwriter		Broker-Dealer
	Net Initial Sales Charge	CDSC	Net Initial Sales Charge	CDSC
Emerging Markets Equity Class A	$251	$—	$—	$—
Emerging Markets Equity Class C	—	128	—	—
Equity Income Class A	1,584	—	—	—
Equity Income Class C	—	78	—	—
Focus Class A	1,527	—	—	—
Focus Class C	—	—	—	—
International Equity Class A	428	—	—	—
International Equity Class C	—	1,200	—	—
International Select Class A	—	—	—	—
International Select Class C	—	—	—	—
Intrinsic Value Class A	1,589	—	—	—
Intrinsic Value Class C	—	97	—	—
Large Cap Growth Class A	2,356	—	—	—
Large Cap Growth Class C	—	464	—	—
Large Cap Value Class A	5,323	—	—	—
Large Cap Value Class C	—	3,094	—	—
Mid Cap Growth Class A	886	—	—	—
Mid Cap Growth Class C	—	273	—	—
Mid Cap Intrinsic Value Class A	113	—	—	—
Mid Cap Intrinsic Value Class C	—	—	—	—
Multi-Cap Opportunities Class A	247	—	—	—
Multi-Cap Opportunities Class C	—	9	—	—
Quality Equity Class A	185,061	—	—	—
Quality Equity Class C	—	1,028	—	—
Real Estate Class A	87	—	—	—
Real Estate Class C	—	647	—	—
Small Cap Growth Class A	3,495	—	—	—
Small Cap Growth Class C	—	472	—	—
Note C—Securities Transactions:
During the six months ended February 28, 2026, there were purchase and sale transactions of long-term securities (excluding written option contracts) as follows:

	Purchases	Sales
Emerging Markets Equity	$191,181,336	$208,808,272
Equity Income	184,951,811	167,841,135
Focus	299,489,142	283,857,041
Genesis	981,124,439	1,758,748,908
International Equity	420,631,725	543,849,330
International Select	107,924,200	105,944,268
	Purchases	Sales
Intrinsic Value	$133,958,038	$220,809,210
Large Cap Growth	403,191,792	555,042,647
Large Cap Value	2,433,515,406	3,029,519,346
Mid Cap Growth	1,838,236,165	1,823,376,122
Mid Cap Intrinsic Value	7,898,734	14,384,468
Multi-Cap Opportunities	44,399,288	43,527,950

	Purchases	Sales
Quality Equity	$661,310,178	$134,745,183
Real Estate	124,588,093	168,414,557
	Purchases	Sales
Small Cap Growth	$520,401,988	$582,885,054

During the six months ended February 28, 2026, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the six months ended February 28, 2026, and for the year ended August 31, 2025, was as follows:

	For the Six Months Ended February 28, 2026				For the Year Ended August 31, 2025
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Emerging Markets Equity
Institutional Class	398,455	1,119	(783,580)	(384,006)	778,180	7,097	(2,260,951)	(1,475,674)
Class A	168,321	—	(112,178)	56,143	135,591	—	(612,975)	(477,384)
Class C	7,228	—	(14,716)	(7,488)	29,823	—	(21,114)	8,709
Class R3	11,211	—	(6,561)	4,650	3,510	—	(2,289)	1,221
Class R6	22,496	439	(11,145)	11,790	55,838	1,985	(72,301)	(14,478)
Equity Income
Institutional Class	5,399,388	968,203	(7,387,813)	(1,020,222)	14,228,692	3,224,432	(18,204,449)	(751,325)
Class A	297,848	149,047	(739,647)	(292,752)	941,113	540,853	(2,330,700)	(848,734)
Class C	25,948	37,409	(274,009)	(210,652)	55,898	168,895	(794,593)	(569,800)
Class R3	7,734	1,100	(8,827)	7	18,878	3,802	(14,844)	7,836
Class E	252,743	75,509	(497,611)	(169,359)	191,901	213,461	(171,520)	233,842
Focus(a)
Investor Class	54,759	1,840,522	(921,988)	973,293	68,367	36,976	(1,684,038)	(1,578,695)
Trust Class	3,727	88,726	(99,325)	(6,872)	9,745	834	(183,471)	(172,892)
Advisor Class	4,604	3,428	(2,126)	5,906	5,730	24	(4,746)	1,008
Institutional Class	1,124,705	81,719	(1,181,767)	24,657	1,248,910	2,298	(1,175,550)	75,658
Class A	17,749	10,122	(11,550)	16,321	16,376	66	(15,239)	1,203
Class C	2,145	417	(4,529)	(1,967)	338	6	(1,714)	(1,370)
Genesis
Investor Class	446,265	3,476,273	(3,529,596)	392,942	1,261,532	504,917	(4,281,688)	(2,515,239)
Trust Class	278,235	1,959,126	(2,408,394)	(171,033)	913,782	298,007	(2,743,209)	(1,531,420)
Advisor Class	36,479	175,827	(200,703)	11,603	160,787	29,271	(540,049)	(349,991)
Institutional Class	5,981,559	4,601,102	(13,802,235)	(3,219,574)	18,832,091	719,610	(23,351,967)	(3,800,266)
Class R6	8,336,256	9,818,273	(10,026,233)	8,128,296	6,204,805	1,445,620	(12,641,241)	(4,990,816)
Class E	88,108	368,601	(453,328)	3,381	163,215	62,124	(323,091)	(97,752)
International Equity
Investor Class	54,230	409,786	(343,348)	120,668	147,853	203,434	(547,874)	(196,587)
Trust Class	10,800	104,540	(385,706)	(270,366)	122,826	57,649	(263,228)	(82,753)
Institutional Class	2,722,525	4,089,778	(8,678,299)	(1,865,996)	9,184,202	2,208,841	(13,496,129)	(2,103,086)
Class A	61,045	46,411	(99,087)	8,369	164,119	22,327	(331,298)	(144,852)
Class C	6,301	10,072	(36,293)	(19,920)	30,292	5,083	(110,569)	(75,194)
Class R6	233,548	256,951	(945,103)	(454,604)	782,660	161,508	(1,422,527)	(478,359)
Class E	196,313	273,366	(368,713)	100,966	368,539	140,971	(342,835)	166,675
International Select
Trust Class	4,237	19,303	(18,447)	5,093	24,536	10,006	(30,959)	3,583
Institutional Class	812,709	754,811	(2,164,405)	(596,885)	4,861,668	393,409	(2,360,439)	2,894,638
Class A	34,228	7,743	(177,636)	(135,665)	244,552	4,368	(135,771)	113,149
Class C	1,027	1,352	(1,376)	1,003	3,139	883	(20,629)	(16,607)
Class R3	7,627	4,300	(9,382)	2,545	34,721	3,396	(65,706)	(27,589)
Class R6	1,576,897	70,258	(310,784)	1,336,371	1,387,120	28,031	(8,630)	1,406,521
Intrinsic Value
Institutional Class	3,880,302	1,423,256	(5,302,238)	1,320	11,855,664	375,888	(20,272,598)	(8,041,046)
Class A	218,022	59,339	(317,322)	(39,961)	307,859	14,387	(724,369)	(402,123)
Class C	85,669	28,157	(80,860)	32,966	92,654	6,585	(228,482)	(129,243)

	For the Six Months Ended February 28, 2026				For the Year Ended August 31, 2025
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class R6	46,209	136,580	(1,353,095)	(1,170,306)	217,180	42,585	(1,069,079)	(809,314)
Large Cap Growth(a)
Investor Class	245,685	7,239,759	(2,765,601)	4,719,843	397,598	3,376,880	(4,687,516)	(913,038)
Trust Class	22,220	184,585	(111,550)	95,255	59,525	89,694	(276,229)	(127,010)
Advisor Class	1,901	852	(202)	2,551	509	483	(2,965)	(1,973)
Institutional Class	997,205	1,759,256	(2,061,220)	695,241	3,581,420	1,001,796	(9,949,977)	(5,366,761)
Class A	123,042	98,503	(84,461)	137,084	210,597	42,926	(263,378)	(9,855)
Class C	6,903	67,280	(176,747)	(102,564)	93,867	46,822	(313,072)	(172,383)
Class R3	2,979	5,336	(796)	7,519	6,432	2,915	(19,317)	(9,970)
Class R6	170,488	78,084	(123,291)	125,281	3,178,441	166,437	(3,032,584)	312,294
Large Cap Value
Investor Class	309,988	1,814,240	(1,519,261)	604,967	350,863	649,598	(3,460,148)	(2,459,687)
Trust Class	47,081	98,021	(188,027)	(42,925)	127,277	32,504	(385,922)	(226,141)
Advisor Class	84,865	123,158	(242,683)	(34,660)	199,451	41,549	(675,657)	(434,657)
Institutional Class	12,198,137	6,021,321	(18,701,130)	(481,672)	20,413,876	2,459,732	(46,446,305)	(23,572,697)
Class A	300,166	152,773	(373,169)	79,770	957,810	42,391	(929,144)	71,057
Class C	153,326	161,798	(446,472)	(131,348)	276,080	38,199	(1,070,624)	(756,345)
Class R3	38,876	14,485	(22,706)	30,655	83,983	3,236	(59,986)	27,233
Class R6	1,517,460	702,236	(1,555,326)	664,370	1,995,766	279,132	(4,815,996)	(2,541,098)
Class E	143,075	274,041	(53,120)	363,996	122,154	108,946	(171,138)	59,962
Mid Cap Growth(a)
Investor Class	257,222	6,571,858	(1,855,641)	4,973,439	252,067	2,612,592	(2,514,373)	350,286
Trust Class	68,561	289,484	(217,169)	140,876	311,434	122,029	(463,466)	(30,003)
Advisor Class	30,623	48,901	(71,842)	7,682	122,720	22,133	(180,134)	(35,281)
Institutional Class	5,826,628	6,698,685	(5,335,586)	7,189,727	7,027,566	2,467,170	(9,128,306)	366,430
Class A	348,811	353,753	(527,161)	175,403	487,626	155,362	(546,576)	96,412
Class C	13,935	66,605	(58,719)	21,821	25,668	30,544	(88,918)	(32,706)
Class R3	50,059	117,455	(163,373)	4,141	172,475	42,707	(140,552)	74,630
Class R6	10,028,144	9,831,586	(6,884,900)	12,974,830	13,766,369	3,248,965	(10,060,041)	6,955,293
Mid Cap Intrinsic Value
Investor Class	8,622	96,543	(192,832)	(87,667)	11,058	66,418	(211,224)	(133,748)
Trust Class	939	23,259	(9,562)	14,636	5,165	12,295	(23,570)	(6,110)
Institutional Class	5,440	55,775	(34,698)	26,517	29,837	31,801	(84,941)	(23,303)
Class A	11,145	3,601	(2,673)	12,073	6,631	2,747	(23,628)	(14,250)
Class C	308	3,399	(11,717)	(8,010)	2,308	1,739	(2,961)	1,086
Class R3	599	1,905	(1,765)	739	1,397	1,041	(3,534)	(1,096)
Class R6	369	—	(388)	(19)	—	—	—	—
Multi-Cap Opportunities
Institutional Class	1,868,290	43,302	(2,460,184)	(548,592)	5,593,364	223,514	(7,687,272)	(1,870,394)
Class A	121,093	14,075	(287,046)	(151,878)	348,754	72,195	(864,772)	(443,823)
Class C	8,062	5,137	(91,917)	(78,718)	33,743	26,846	(373,433)	(312,844)
Class E	170,533	119,475	(356,408)	(66,400)	469,719	344,315	(391,424)	422,610
Quality Equity
Investor Class	503,362	185,349	(554,384)	134,327	291,888	464,371	(1,197,917)	(441,658)
Trust Class	51,440	51,122	(243,086)	(140,524)	177,017	153,051	(851,306)	(521,238)
Institutional Class	10,871,804	416,683	(3,281,461)	8,007,026	8,511,634	652,399	(4,111,643)	5,052,390
Class A	1,270,587	61,567	(234,916)	1,097,238	433,807	138,142	(505,368)	66,581
Class C	279,732	15,284	(81,857)	213,159	89,549	41,916	(244,348)	(112,883)
Class R3	24,607	6,853	(40,820)	(9,360)	55,611	18,329	(127,414)	(53,474)
Class R6	313,111	56,738	(421,286)	(51,437)	1,047,031	130,158	(1,107,233)	69,956
Class E	318,579	24,438	(54,907)	288,110	234,403	37,125	(59,972)	211,556
Real Estate
Trust Class	63,725	40,325	(751,917)	(647,867)	142,777	109,523	(1,550,350)	(1,298,050)
Institutional Class	2,806,059	240,834	(3,819,936)	(773,043)	6,715,694	565,320	(8,613,946)	(1,332,932)
Class A	318,444	20,940	(616,328)	(276,944)	803,604	54,201	(1,144,388)	(286,583)
Class C	8,614	1,236	(73,933)	(64,083)	28,163	4,019	(156,053)	(123,871)
Class R3	78,694	5,460	(178,402)	(94,248)	94,758	14,660	(269,499)	(160,081)
Class R6	1,049,097	100,250	(2,665,689)	(1,516,342)	2,283,924	239,188	(2,935,845)	(412,733)
Class E	118,450	16,554	(117,184)	17,820	115,182	37,625	(231,075)	(78,268)
Small Cap Growth
Investor Class	8,009	83,886	(67,027)	24,868	82,404	6,028	(191,083)	(102,651)

	For the Six Months Ended February 28, 2026				For the Year Ended August 31, 2025
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Trust Class	1,299	4,482	(13,049)	(7,268)	3,147	374	(13,138)	(9,617)
Advisor Class	339	1,910	(238)	2,011	9,932	173	(18,460)	(8,355)
Institutional Class	1,142,099	318,701	(1,537,922)	(77,122)	2,330,725	18,434	(1,878,076)	471,083
Class A	34,799	25,432	(51,295)	8,936	108,902	1,699	(131,944)	(21,343)
Class C	2,567	8,611	(18,500)	(7,322)	33,977	579	(34,658)	(102)
Class R3	53,306	22,805	(93,794)	(17,683)	207,639	909	(87,582)	120,966
Class R6	469,514	169,763	(647,969)	(8,692)	1,612,704	10,664	(1,182,250)	441,118

(a)
After the close of business on October 10, 2025, the Funds' applicable classes underwent a stock split or reverse stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note G of the Notes to Financial Statements.

Note E—Line of Credit:
At February 28, 2026, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.00% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund. Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for any Fund under the Credit Facility at February 28, 2026. During the six months ended February 28, 2026, no Fund utilized the Credit Facility.
Note F—Investments in Affiliates(a):
	Value at August 31, 2025	Purchases	Sales/ Other Reductions	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at February 28, 2026	Value at February 28, 2026
Genesis
AMERISAFE, Inc.	$52,900,899	$—	$(245,329)	$(15,474,639)	$(130,237)	$2,039,056	1,138,970	$37,050,694
Lakeland Financial Corp.	82,291,275	16,446,898	(6,849,378)	(12,906,690)	101,389	1,158,855	1,361,396	79,083,494
Lindsay Corp.	86,717,558	477,332	(7,782,348)	(3,077,479)	782,977	438,526	572,517	77,118,040
Middlesex Water Co.	18,528,427	33,093,807	—	314,588	—	390,352	961,793	51,936,822
Miller Industries, Inc.	28,609,920	180,144	—	(27,212)	—	271,893	684,341	28,762,852

	Value at August 31, 2025	Purchases	Sales/ Other Reductions	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at February 28, 2026	Value at February 28, 2026
Stevanato Group SpA	$49,046,206	$14,671,820	$(4,226,219)	$(19,135,006)	$(628,814)	$—*	2,559,793	$39,727,987
Transcat, Inc.	43,002,800	—	(2,168,969)	(3,775,989)	270,763	—*	478,756	37,328,605
Winmark Corp.	92,631,631	531,740	(8,696,736)	(4,083,687)	2,166,380	2,311,220	180,934	82,549,328
Total for affiliates held as of 2/28/26(b)	$453,728,716	$65,401,741	$(29,968,979)	$(58,166,114)	$2,562,458	$6,609,902		$433,557,822
CRA International, Inc.	$75,683,044	$347,517	$(30,224,005)	$(18,069,398)	$13,220,557	$335,156	237,216	$40,957,715
Hagerty, Inc.	55,075,198	428,754	—	1,349,088	—	—*	4,842,678	56,853,040
Total for securities no longer affiliated as of 2/28/26(c)	$130,758,242	$776,271	$(30,224,005)	$(16,720,310)	$13,220,557	$335,156		$97,810,755
Total	$584,486,958	$66,178,012	$(60,192,984)	$(74,886,424)	$15,783,015	$6,945,058		$531,368,577

*	Non-income producing security.
(a)	Affiliated persons, as defined in the 1940 Act.
(b)	At February 28, 2026, these securities amounted to 5.07% of net assets of Genesis.
(c)	At February 28, 2026, the issuers of these securities were no longer affiliated with Genesis.
Note G—Stock Splits:
In 2025, the Board approved stock splits and reverse stock splits (collectively, the "Stock Split") of the issued and outstanding shares of certain classes of Focus, Large Cap Growth and Mid Cap Growth (collectively, the "Stock Split Funds"). The Stock Split occurred after the close of business on October 10, 2025. The Stock Split was carried out in accordance with a stock split ratio calculated to result in net asset values per share that better aligned the share class prices of each of the Stock Split Funds.
After the close of business on October 10, 2025, the following classes of the Stock Split Funds underwent a stock split or reverse stock split as follows:

Fund Class	Stock Split Ratio (Old to New)
Focus Trust Class	1: 0.9927
Focus Advisor Class	1: 0.9845
Focus Institutional Class	1: 1.0045
Focus Class A	1: 0.9910
Focus Class C	1: 0.9374

Fund Class	Stock Split Ratio (Old to New)
Large Cap Growth Trust Class	1: 0.9914
Large Cap Growth Advisor Class	1: 0.9657
Large Cap Growth Institutional Class	1: 1.0037
Large Cap Growth Class A	1: 0.9888
Large Cap Growth Class C	1: 0.9301
Large Cap Growth Class R3	1: 0.9682
Large Cap Growth Class R6	1: 1.0048

Fund Class	Stock Split Ratio (Old to New)
Mid Cap Growth Trust Class	1: 0.9951
Mid Cap Growth Advisor Class	1: 0.9834
Mid Cap Growth Institutional Class	1: 1.0073
Mid Cap Growth Class A	1: 0.9899
Mid Cap Growth Class C	1: 0.9551
Mid Cap Growth Class R3	1: 0.9777
Mid Cap Growth Class R6	1: 1.0120

Note H—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Emerging Markets Equity Fund
Institutional Class
2/28/2026 (Unaudited)	$23.86	$0.00	$6.13	$6.13	$(0.01)	$—	$—	$(0.01)
8/31/2025	$19.74	$0.14	$4.01	$4.15	$(0.03)	$—	$—	$(0.03)
8/31/2024	$17.11	$0.16	$2.70	$2.86	$(0.23)	$—	$—	$(0.23)
8/31/2023	$17.66	$0.20	$(0.68)	$(0.48)	$(0.07)	$—	$—	$(0.07)
8/31/2022	$23.55	$0.28	$(5.93)	$(5.65)	$(0.24)	$—	$—	$(0.24)
8/31/2021	$20.37	$0.06	$3.20	$3.26	$(0.08)	$—	$—	$(0.08)

Class A
2/28/2026 (Unaudited)	$23.87	$(0.03)	$6.11	$6.08	$—	$—	$—	$—
8/31/2025	$19.76	$0.06	$4.05	$4.11	$—	$—	$—	$—
8/31/2024	$17.15	$0.15	$2.67	$2.82	$(0.21)	$—	$—	$(0.21)
8/31/2023	$17.70	$0.18	$(0.70)	$(0.52)	$(0.03)	$—	$—	$(0.03)
8/31/2022	$23.60	$0.22	$(5.95)	$(5.73)	$(0.17)	$—	$—	$(0.17)
8/31/2021	$20.43	$(0.01)	$3.21	$3.20	$(0.03)	$—	$—	$(0.03)

Class C
2/28/2026 (Unaudited)	$23.26	$(0.13)	$5.95	$5.82	$—	$—	$—	$—
8/31/2025	$19.40	$(0.07)	$3.93	$3.86	$—	$—	$—	$—
8/31/2024	$16.84	$0.00	$2.65	$2.65	$(0.09)	$—	$—	$(0.09)
8/31/2023	$17.49	$0.02	$(0.67)	$(0.65)	$—	$—	$—	$—
8/31/2022	$23.43	$0.07	$(5.90)	$(5.83)	$(0.11)	$—	$—	$(0.11)
8/31/2021	$20.40	$(0.18)	$3.21	$3.03	$—	$—	$—	$—

Class R3
2/28/2026 (Unaudited)	$23.59	$(0.08)	$6.04	$5.96	$—	$—	$—	$—
8/31/2025	$19.61	$0.01	$3.97	$3.98	$—	$—	$—	$—
8/31/2024	$17.04	$0.07	$2.66	$2.73	$(0.16)	$—	$—	$(0.16)
8/31/2023	$17.62	$0.10	$(0.68)	$(0.58)	$—	$—	$—	$—
8/31/2022	$23.56	$0.14	$(5.94)	$(5.80)	$(0.14)	$—	$—	$(0.14)
8/31/2021	$20.45	$(0.11)	$3.22	$3.11	$—	$—	$—	$—

See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$29.98	25.68%[e]	$209.4	1.38%[f]	1.11%[f]	0.02%[f]	85%[e]
$23.86	21.04%	$175.8	1.48%	1.15%	0.68%	67%
$19.74	16.95%	$174.6	1.47%	1.16%[g]	0.93%	111%
$17.11	(2.69)%	$453.5	1.34%	1.27%	1.20%	58%
$17.66	(24.20)%	$652.5	1.23%	1.23%	1.37%	39%
$23.55	16.04%	$972.1	1.23%	1.23%[h]	0.25%	47%

$29.95	25.47%[e]	$15.3	1.78%[f]	1.39%[f]	(0.26)%[f]	85%[e]
$23.87	20.80%	$10.8	1.87%	1.40%	0.30%	67%
$19.76	16.63%	$18.4	1.85%	1.41%[g]	0.84%	111%
$17.15	(2.91)%	$19.3	1.70%	1.52%	1.05%	58%
$17.70	(24.42)%	$18.9	1.59%	1.50%	1.08%	39%
$23.60	15.68%	$32.2	1.57%	1.50%	(0.03)%	47%

$29.08	25.02%[e]	$2.3	2.51%[f]	2.14%[f]	(1.01)%[f]	85%[e]
$23.26	19.90%	$2.0	2.63%	2.15%	(0.34)%	67%
$19.40	15.80%	$1.5	2.59%	2.16%[g]	0.03%	111%
$16.84	(3.72)%	$1.9	2.44%	2.27%	0.14%	58%
$17.49	(24.97)%	$3.5	2.33%	2.25%	0.32%	39%
$23.43	14.85%	$6.6	2.31%	2.25%	(0.78)%	47%

$29.55	25.26%[e]	$1.0	2.06%[f]	1.75%[f]	(0.61)%[f]	85%[e]
$23.59	20.30%	$0.7	2.20%	1.81%	0.06%	67%
$19.61	16.15%	$0.6	2.22%	1.82%[g]	0.42%	111%
$17.04	(3.29)%	$0.6	2.08%	1.93%	0.59%	58%
$17.62	(24.73)%	$0.7	1.94%	1.91%	0.70%	39%
$23.56	15.21%	$0.8	1.91%	1.91%[h]	(0.47)%	47%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Emerging Markets Equity Fund (cont’d)
Class R6
2/28/2026 (Unaudited)	$23.85	$0.02	$6.11	$6.13	$(0.01)	$—	$—	$(0.01)
8/31/2025	$19.73	$0.17	$4.00	$4.17	$(0.05)	$—	$—	$(0.05)
8/31/2024	$17.11	$0.14	$2.73	$2.87	$(0.25)	$—	$—	$(0.25)
8/31/2023	$17.66	$0.22	$(0.68)	$(0.46)	$(0.09)	$—	$—	$(0.09)
8/31/2022	$23.56	$0.30	$(5.93)	$(5.63)	$(0.27)	$—	$—	$(0.27)
8/31/2021	$20.38	$0.10	$3.19	$3.29	$(0.11)	$—	$—	$(0.11)

Equity Income Fund
Institutional Class
2/28/2026 (Unaudited)	$15.02	$0.14	$2.38	$2.52	$(0.13)	$(0.20)	$—	$(0.33)
8/31/2025	$14.33	$0.31 [i]	$1.36	$1.67	$(0.32)	$(0.66)	$—	$(0.98)
8/31/2024	$12.82	$0.29	$1.99	$2.28	$(0.27)	$(0.50)	$—	$(0.77)
8/31/2023	$13.50	$0.34	$(0.03)	$0.31	$(0.33)	$(0.66)	$—	$(0.99)
8/31/2022	$15.01	$0.34	$(0.27)	$0.07	$(0.33)	$(1.25)	$—	$(1.58)
8/31/2021	$12.42	$0.31	$2.58	$2.89	$(0.30)	$—	$—	$(0.30)

Class A
2/28/2026 (Unaudited)	$14.94	$0.11	$2.37	$2.48	$(0.11)	$(0.20)	$—	$(0.31)
8/31/2025	$14.25	$0.25 [i]	$1.36	$1.61	$(0.26)	$(0.66)	$—	$(0.92)
8/31/2024	$12.76	$0.24	$1.97	$2.21	$(0.22)	$(0.50)	$—	$(0.72)
8/31/2023	$13.44	$0.29	$(0.03)	$0.26	$(0.28)	$(0.66)	$—	$(0.94)
8/31/2022	$14.95	$0.28	$(0.26)	$0.02	$(0.28)	$(1.25)	$—	$(1.53)
8/31/2021	$12.37	$0.27	$2.56	$2.83	$(0.25)	$—	$—	$(0.25)

Class C
2/28/2026 (Unaudited)	$14.84	$0.05	$2.36	$2.41	$(0.05)	$(0.20)	$—	$(0.25)
8/31/2025	$14.16	$0.15 [i]	$1.35	$1.50	$(0.16)	$(0.66)	$—	$(0.82)
8/31/2024	$12.67	$0.14	$1.97	$2.11	$(0.12)	$(0.50)	$—	$(0.62)
8/31/2023	$13.35	$0.19	$(0.03)	$0.16	$(0.18)	$(0.66)	$—	$(0.84)
8/31/2022	$14.85	$0.17	$(0.25)	$(0.08)	$(0.17)	$(1.25)	$—	$(1.42)
8/31/2021	$12.28	$0.16	$2.55	$2.71	$(0.14)	$—	$—	$(0.14)

Class R3
2/28/2026 (Unaudited)	$14.92	$0.09	$2.37	$2.46	$(0.08)	$(0.20)	$—	$(0.28)
8/31/2025	$14.24	$0.21 [i]	$1.36	$1.57	$(0.23)	$(0.66)	$—	$(0.89)
8/31/2024	$12.75	$0.21	$1.97	$2.18	$(0.19)	$(0.50)	$—	$(0.69)
8/31/2023	$13.44	$0.25	$(0.03)	$0.22	$(0.25)	$(0.66)	$—	$(0.91)
8/31/2022	$14.94	$0.24	$(0.26)	$(0.02)	$(0.23)	$(1.25)	$—	$(1.48)
8/31/2021	$12.34	$0.22	$2.57	$2.79	$(0.19)	$—	$—	$(0.19)

See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$29.97	25.73%[e]	$23.0	1.28%[f]	1.01%[f]	0.13%[f]	85%[e]
$23.85	21.20%	$18.0	1.39%	1.05%	0.81%	67%
$19.73	17.02%	$15.2	1.31%	1.06%[g]	0.80%	111%
$17.11	(2.57)%	$114.9	1.22%	1.17%	1.31%	58%
$17.66	(24.13)%	$150.9	1.11%	1.11%	1.47%	39%
$23.56	16.17%	$291.7	1.10%	1.10%[h]	0.43%	47%

$17.21	17.08%[e]	$820.2	0.72%[f]	0.72%[f]	1.79%[f]	17%[e]
$15.02	12.34%[j]	$731.1	0.72%	0.72%	2.14%[i]	31%
$14.33	18.67%	$708.2	0.73%	0.73%	2.24%	28%
$12.82	2.46%	$710.9	0.72%	0.72%	2.63%	30%
$13.50	0.12%	$834.8	0.71%	0.71%	2.35%	44%
$15.01	23.62%	$898.6	0.70%	0.70%	2.28%	35%

$17.11	16.82%[e]	$171.0	1.08%[f]	1.08%[f]	1.42%[f]	17%[e]
$14.94	12.00%[j]	$153.6	1.09%	1.09%	1.79%[i]	31%
$14.25	18.17%	$158.6	1.09%	1.09%	1.88%	28%
$12.76	2.09%	$157.8	1.08%	1.08%	2.26%	30%
$13.44	(0.26)%	$170.7	1.07%	1.07%	1.98%	44%
$14.95	23.19%	$186.8	1.06%	1.06%	1.93%	35%

$17.00	16.41%[e]	$40.1	1.83%[f]	1.83%[f]	0.67%[f]	17%[e]
$14.84	11.15%[j]	$38.1	1.84%	1.84%	1.03%[i]	31%
$14.16	17.38%	$44.4	1.84%	1.84%	1.13%	28%
$12.67	1.28%	$52.5	1.83%	1.83%	1.52%	30%
$13.35	(0.98)%	$67.5	1.82%	1.82%	1.22%	44%
$14.85	22.26%	$83.3	1.81%	1.81%	1.15%	35%

$17.10	16.74%[e]	$1.0	1.36%[f]	1.36%[f]	1.14%[f]	17%[e]
$14.92	11.67%[j]	$0.9	1.37%	1.37%	1.51%[i]	31%
$14.24	17.90%	$0.8	1.37%	1.37%	1.62%	28%
$12.75	1.73%	$0.6	1.37%	1.37%	1.97%	30%
$13.44	(0.51)%	$0.5	1.38%	1.38%	1.66%	44%
$14.94	22.82%	$0.6	1.34%	1.34%	1.61%	35%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Equity Income Fund (cont’d)
Class E
2/28/2026 (Unaudited)	$15.03	$0.19	$2.39	$2.58	$(0.19)	$(0.20)	$—	$(0.39)
8/31/2025	$14.34	$0.40 [i]	$1.36	$1.76	$(0.41)	$(0.66)	$—	$(1.07)
8/31/2024	$12.83	$0.38	$1.99	$2.37	$(0.36)	$(0.50)	$—	$(0.86)
8/31/2023	$13.51	$0.43	$(0.03)	$0.40	$(0.42)	$(0.66)	$—	$(1.08)
Period from 1/11/2022[k] to 8/31/2022	$14.55	$0.29	$(1.11)	$(0.82)	$(0.22)	$—	$—	$(0.22)

Focus Fund
Investor Class
2/28/2026 (Unaudited)	$35.19	$0.03	$1.33	$1.36	$(0.09)	$(3.19)	$—	$(3.28)
8/31/2025	$29.60	$0.09	$5.56	$5.65	$(0.04)	$(0.02)	$—	$(0.06)
8/31/2024	$23.56	$0.10	$6.09	$6.19	$(0.15)	$—	$—	$(0.15)
8/31/2023	$21.08	$0.09	$2.40	$2.49	$(0.01)	$—	$—	$(0.01)
8/31/2022	$35.97	$(0.00)	$(9.12)	$(9.12)	$—	$(5.77)	$—	$(5.77)
8/31/2021	$28.76	$0.01	$8.80	$8.81	$—	$(1.60)	$—	$(1.60)

Trust Class
2/28/2026[m] (Unaudited)	$35.19	$(0.01)	$1.33	$1.32	$(0.04)	$(3.19)	$—	$(3.23)
8/31/2025[m]	$29.62	$0.02	$5.57	$5.59	$—	$(0.02)	$—	$(0.02)
8/31/2024[m]	$23.57	$0.05	$6.10	$6.15	$(0.10)	$—	$—	$(0.10)
8/31/2023[m]	$21.12	$0.05	$2.40	$2.45	$—	$—	$—	$—
8/31/2022[m]	$36.14	$(0.06)	$(9.15)	$(9.21)	$—	$(5.81)	$—	$(5.81)
8/31/2021[m]	$28.96	$(0.05)	$8.84	$8.79	$—	$(1.61)	$—	$(1.61)

Advisor Class
2/28/2026[m] (Unaudited)	$35.19	$(0.06)	$1.32	$1.26	$(0.03)	$(3.19)	$—	$(3.22)
8/31/2025[m]	$29.69	$(0.04)	$5.56	$5.52	$—	$(0.02)	$—	$(0.02)
8/31/2024[m]	$23.62	$(0.01)	$6.11	$6.10	$(0.03)	$—	$—	$(0.03)
8/31/2023[m]	$21.21	$0.01	$2.40	$2.41	$—	$—	$—	$—
8/31/2022[m]	$36.36	$(0.10)	$(9.19)	$(9.29)	$—	$(5.86)	$—	$(5.86)
8/31/2021[m]	$29.20	$(0.12)	$8.91	$8.79	$—	$(1.63)	$—	$(1.63)

Institutional Class
2/28/2026[m] (Unaudited)	$35.20	$0.06	$1.33	$1.39	$(0.13)	$(3.19)	$—	$(3.32)
8/31/2025[m]	$29.59	$0.14	$5.56	$5.70	$(0.07)	$(0.02)	$—	$(0.09)
8/31/2024[m]	$23.54	$0.14	$6.09	$6.23	$(0.18)	$—	$—	$(0.18)
8/31/2023[m]	$21.08	$0.13	$2.38	$2.51	$(0.05)	$—	$—	$(0.05)
8/31/2022[m]	$35.89	$0.05	$(9.12)	$(9.07)	$—	$(5.74)	$—	$(5.74)
8/31/2021[m]	$28.65	$0.06	$8.77	$8.83	$—	$(1.59)	$—	$(1.59)

See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$17.22	17.46%[e]	$48.3	0.57%[f]	0.05%[f]	2.44%[f]	17%[e]
$15.03	13.08%[j]	$44.7	0.57%	0.06%	2.81%[i]	31%
$14.34	19.46%	$39.3	0.58%	0.06%	2.91%	28%
$12.83	3.17%	$32.8	0.57%	0.06%	3.28%	30%
$13.51	(5.66)%	$32.0	0.57%[f]	0.06%[f]	3.16%[f]	44%[e,l]

$33.27	3.90%[e]	$721.1	0.88%[f]	0.88%[f]	0.18%[f]	37%[e]
$35.19	19.11%	$728.6	0.90%	0.90%	0.28%	79%
$29.60	26.38%	$659.4	0.91%	0.91%	0.38%	38%
$23.56	11.82%	$567.7	0.91%	0.91%	0.43%	78%
$21.08	(29.67)%	$553.0	0.89%	0.89%	(0.00)%	176%
$35.97	32.06%	$865.3	0.88%	0.88%	0.03%	123%

$33.28	3.77%[e]	$31.8	1.09%[f]	1.09%[f]	(0.03)%[f]	37%[e]
$35.19	18.90%	$33.9	1.10%	1.10%	0.07%	79%
$29.62	26.13%	$33.7	1.11%	1.11%	0.18%	38%
$23.57	11.59%	$30.5	1.11%	1.11%	0.22%	78%
$21.12	(29.82)%	$31.9	1.10%	1.10%	(0.21)%	176%
$36.14	31.78%	$53.4	1.09%	1.09%	(0.18)%	123%

$33.23	3.59%[e]	$1.3	1.43%[f]	1.43%[f]	(0.36)%[f]	37%[e]
$35.19	18.60%	$1.1	1.32%	1.32%	(0.14)%	79%
$29.69	25.87%	$0.9	1.34%	1.34%	(0.06)%	38%
$23.62	11.35%	$1.0	1.34%	1.34%	0.03%	78%
$21.21	(29.93)%	$1.0	1.25%	1.25%	(0.35)%	176%
$36.36	31.49%	$2.1	1.29%	1.29%	(0.38)%	123%

$33.27	3.96%[e]	$28.4	0.73%[f]	0.73%[f]	0.36%[f]	37%[e]
$35.20	19.32%	$29.2	0.75%	0.75%[h]	0.44%	79%
$29.59	26.59%	$22.3	0.76%	0.75%	0.53%	38%
$23.54	11.96%	$18.7	0.76%	0.75%	0.58%	78%
$21.08	(29.57)%	$19.0	0.75%	0.75%	0.18%	176%
$35.89	32.25%	$26.8	0.74%	0.74%[h]	0.17%	123%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Focus Fund (cont’d)
Class A
2/28/2026[m] (Unaudited)	$35.19	$(0.01)	$1.33	$1.32	$(0.07)	$(3.19)	$—	$(3.26)
8/31/2025[m]	$29.63	$0.02	$5.56	$5.58	$—	$(0.02)	$—	$(0.02)
8/31/2024[m]	$23.58	$0.05	$6.10	$6.15	$(0.10)	$—	$—	$(0.10)
8/31/2023[m]	$21.13	$0.06	$2.39	$2.45	$—	$—	$—	$—
8/31/2022[m]	$36.17	$(0.06)	$(9.16)	$(9.22)	$—	$(5.82)	$—	$(5.82)
8/31/2021[m]	$28.99	$(0.06)	$8.85	$8.79	$—	$(1.61)	$—	$(1.61)

Class C
2/28/2026[m] (Unaudited)	$35.17	$(0.14)	$1.32	$1.18	$—	$(3.19)	$—	$(3.19)
8/31/2025[m]	$29.83	$(0.22)	$5.59	$5.37	$—	$(0.03)	$—	$(0.03)
8/31/2024[m]	$23.83	$(0.15)	$6.15	$6.00	$—	$—	$—	$—
8/31/2023[m]	$21.52	$(0.11)	$2.42	$2.31	$—	$—	$—	$—
8/31/2022[m]	$37.31	$(0.29)	$(9.34)	$(9.63)	$—	$(6.16)	$—	$(6.16)
8/31/2021[m]	$30.16	$(0.32)	$9.18	$8.86	$—	$(1.71)	$—	$(1.71)

Genesis Fund
Investor Class
2/28/2026 (Unaudited)	$64.66	$0.03	$1.98	$2.01	$(0.14)	$(8.62)	$—	$(8.76)
8/31/2025	$67.75	$0.03	$(1.72)	$(1.69)	$—	$(1.40)	$—	$(1.40)
8/31/2024	$60.75	$0.02	$8.82	$8.84	$(0.02)	$(1.82)	$—	$(1.84)
8/31/2023	$61.48	$0.06	$5.22	$5.28	$—	$(6.01)	$—	$(6.01)
8/31/2022	$80.18	$(0.08)	$(10.47)	$(10.55)	$—	$(8.15)	$—	$(8.15)
8/31/2021	$62.74	$(0.11)	$20.25	$20.14	$—	$(2.70)	$—	$(2.70)

Trust Class
2/28/2026 (Unaudited)	$64.30	$0.00	$1.97	$1.97	$(0.06)	$(8.62)	$—	$(8.68)
8/31/2025	$67.45	$(0.03)	$(1.72)	$(1.75)	$—	$(1.40)	$—	$(1.40)
8/31/2024	$60.52	$(0.04)	$8.80	$8.76	$(0.01)	$(1.82)	$—	$(1.83)
8/31/2023	$61.33	$0.00	$5.20	$5.20	$—	$(6.01)	$—	$(6.01)
8/31/2022	$80.07	$(0.14)	$(10.45)	$(10.59)	$—	$(8.15)	$—	$(8.15)
8/31/2021	$62.71	$(0.18)	$20.24	$20.06	$—	$(2.70)	$—	$(2.70)

Advisor Class
2/28/2026 (Unaudited)	$62.84	$(0.07)	$1.91	$1.84	$—	$(8.62)	$—	$(8.62)
8/31/2025	$66.11	$(0.19)	$(1.68)	$(1.87)	$—	$(1.40)	$—	$(1.40)
8/31/2024	$59.50	$(0.19)	$8.62	$8.43	$—	$(1.82)	$—	$(1.82)
8/31/2023	$60.53	$(0.14)	$5.12	$4.98	$—	$(6.01)	$—	$(6.01)
8/31/2022	$79.33	$(0.31)	$(10.34)	$(10.65)	$—	$(8.15)	$—	$(8.15)
8/31/2021	$62.31	$(0.36)	$20.08	$19.72	$—	$(2.70)	$—	$(2.70)

See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$33.25	3.77%[e]	$3.5	1.11%[f]	1.11%[f]	(0.04)%[f]	37%[e]
$35.19	18.86%	$3.2	1.13%	1.11%	0.05%	79%
$29.63	26.12%	$2.6	1.13%	1.11%	0.18%	38%
$23.58	11.60%	$2.6	1.14%	1.11%	0.26%	78%
$21.13	(29.83)%	$2.1	1.13%	1.11%	(0.21)%	176%
$36.17	31.73%	$2.9	1.11%	1.11%[h]	(0.19)%	123%

$33.16	3.34%[e]	$0.2	1.96%[f]	1.86%[f]	(0.81)%[f]	37%[e]
$35.17	18.01%	$0.3	1.96%	1.86%	(0.69)%	79%
$29.83	25.16%	$0.3	1.95%	1.86%	(0.57)%	38%
$23.83	10.76%	$0.2	1.95%	1.86%	(0.47)%	78%
$21.52	(30.35)%	$0.3	1.91%	1.86%	(1.01)%	176%
$37.31	30.76%	$0.7	1.89%	1.86%	(1.00)%	123%

$57.91	3.87%[e]	$1,410.9	1.00%[f]	1.00%[f]	0.11%[f]	12%[e]
$64.66	(2.63)%	$1,550.0	0.99%	0.99%	0.05%	23%
$67.75	14.95%	$1,794.5	0.99%	0.99%	0.03%	13%
$60.75	9.64%	$1,663.4	0.99%	0.99%	0.10%	17%
$61.48	(14.63)%	$1,664.6	0.99%	0.99%	(0.11)%	12%
$80.18	32.89%	$2,106.8	0.99%	0.99%	(0.15)%	12%

$57.59	3.81%[e]	$784.4	1.09%[f]	1.09%[f]	0.01%[f]	12%[e]
$64.30	(2.73)%	$886.8	1.08%	1.08%	(0.04)%	23%
$67.45	14.86%	$1,033.5	1.09%	1.09%	(0.07)%	13%
$60.52	9.52%	$1,036.4	1.09%	1.09%	0.00%	17%
$61.33	(14.71)%	$1,008.4	1.09%	1.09%	(0.21)%	12%
$80.07	32.77%	$1,349.7	1.09%	1.09%	(0.25)%	12%

$56.06	3.68%[e]	$67.9	1.35%[f]	1.35%[f]	(0.24)%[f]	12%[e]
$62.84	(2.97)%	$75.4	1.34%	1.34%	(0.30)%	23%
$66.11	14.55%	$102.5	1.34%	1.34%	(0.32)%	13%
$59.50	9.27%	$102.1	1.34%	1.34%	(0.25)%	17%
$60.53	(14.93)%	$108.6	1.34%	1.34%	(0.46)%	12%
$79.33	32.43%	$148.2	1.34%	1.34%	(0.50)%	12%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Genesis Fund (cont’d)
Institutional Class
2/28/2026 (Unaudited)	$64.97	$0.08	$1.98	$2.06	$(0.21)	$(8.62)	$—	$(8.83)
8/31/2025	$67.96	$0.13	$(1.72)	$(1.59)	$—	$(1.40)	$—	$(1.40)
8/31/2024	$60.91	$0.11	$8.85	$8.96	$(0.09)	$(1.82)	$—	$(1.91)
8/31/2023	$61.58	$0.15	$5.23	$5.38	$(0.05)	$(6.00)	$—	$(6.05)
8/31/2022	$80.18	$0.03	$(10.48)	$(10.45)	$—	$(8.15)	$—	$(8.15)
8/31/2021	$62.66	$0.00	$20.24	$20.24	$(0.02)	$(2.70)	$—	$(2.72)

Class R6
2/28/2026 (Unaudited)	$64.97	$0.11	$1.98	$2.09	$(0.31)	$(8.62)	$—	$(8.93)
8/31/2025	$67.93	$0.20	$(1.72)	$(1.52)	$(0.04)	$(1.40)	$—	$(1.44)
8/31/2024	$60.90	$0.17	$8.85	$9.02	$(0.17)	$(1.82)	$—	$(1.99)
8/31/2023	$61.61	$0.21	$5.23	$5.44	$(0.15)	$(6.00)	$—	$(6.15)
8/31/2022	$80.14	$0.10	$(10.48)	$(10.38)	$—	$(8.15)	$—	$(8.15)
8/31/2021	$62.62	$0.07	$20.23	$20.30	$(0.08)	$(2.70)	$—	$(2.78)

Class E
2/28/2026 (Unaudited)	$65.45	$0.32	$1.98	$2.30	$(0.80)	$(8.62)	$—	$(9.42)
8/31/2025	$68.24	$0.66	$(1.70)	$(1.04)	$(0.35)	$(1.40)	$—	$(1.75)
8/31/2024	$61.15	$0.61	$8.89	$9.50	$(0.59)	$(1.82)	$—	$(2.41)
8/31/2023	$61.89	$0.63	$5.23	$5.86	$(0.60)	$(6.00)	$—	$(6.60)
Period from 1/11/2022[k] to 8/31/2022	$71.07	$0.35	$(9.53)	$(9.18)	$—	$—	$—	$—

International Equity Fund
Investor Class
2/28/2026 (Unaudited)	$14.81	$(0.02)	$1.73	$1.71	$(0.16)	$(1.05)	$—	$(1.21)
8/31/2025	$14.32	$0.14	$0.89	$1.03	$(0.21)	$(0.33)	$—	$(0.54)
8/31/2024	$12.13	$0.22 [i]	$2.26	$2.48	$(0.24)	$(0.05)	$—	$(0.29)
8/31/2023	$11.13	$0.16	$1.42	$1.58	$(0.09)	$(0.49)	$—	$(0.58)
8/31/2022	$17.18	$0.15	$(4.43)	$(4.28)	$(0.14)	$(1.63)	$—	$(1.77)
8/31/2021	$14.04	$0.11	$3.72	$3.83	$(0.09)	$(0.60)	$—	$(0.69)

Trust Class
2/28/2026 (Unaudited)	$14.81	$(0.02)	$1.73	$1.71	$(0.12)	$(1.05)	$—	$(1.17)
8/31/2025	$14.33	$0.13	$0.88	$1.01	$(0.20)	$(0.33)	$—	$(0.53)
8/31/2024	$12.13	$0.22 [i]	$2.25	$2.47	$(0.22)	$(0.05)	$—	$(0.27)
8/31/2023	$11.13	$0.15	$1.43	$1.58	$(0.09)	$(0.49)	$—	$(0.58)
8/31/2022	$17.18	$0.14	$(4.43)	$(4.29)	$(0.13)	$(1.63)	$—	$(1.76)
8/31/2021	$14.04	$0.09	$3.73	$3.82	$(0.08)	$(0.60)	$—	$(0.68)

See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$58.20	3.94%[e]	$1,876.2	0.84%[f]	0.84%[f]	0.27%[f]	12%[e]
$64.97	(2.47)%	$2,303.6	0.83%	0.83%	0.20%	23%
$67.96	15.13%	$2,667.9	0.84%	0.84%	0.18%	13%
$60.91	9.82%	$2,533.4	0.84%	0.84%	0.25%	17%
$61.58	(14.50)%	$2,569.7	0.84%	0.84%	0.04%	12%
$80.18	33.11%	$3,551.7	0.84%	0.84%	0.00%	12%

$58.13	3.99%[e]	$4,280.1	0.74%[f]	0.74%[f]	0.36%[f]	12%[e]
$64.97	(2.37)%	$4,255.7	0.73%	0.73%	0.31%	23%
$67.93	15.24%	$4,789.0	0.74%	0.74%	0.28%	13%
$60.90	9.92%	$4,566.4	0.74%	0.74%	0.35%	17%
$61.61	(14.41)%	$4,463.8	0.74%	0.74%	0.14%	12%
$80.14	33.23%	$5,744.7	0.74%	0.74%	0.09%	12%

$58.33	4.35%[e]	$138.7	0.69%[f]	0.02%[f]	1.08%[f]	12%[e]
$65.45	(1.67)%	$155.4	0.68%	0.02%	1.02%	23%
$68.24	16.08%	$168.7	0.69%	0.03%	0.99%	13%
$61.15	10.70%	$146.3	0.69%	0.03%	1.06%	17%
$61.89	(12.92)%	$134.0	0.70%[f]	0.03%[f]	0.86%[f]	12%[e,l]

$15.31	12.28%[e]	$80.2	1.21%[f]	1.06%[f]	(0.23)%[f]	38%[e]
$14.81	7.76%	$75.7	1.22%	1.07%	1.04%	61%
$14.32	20.86%	$76.1	1.26%	1.11%[n]	1.78%[i]	64%
$12.13	14.72%	$71.2	1.21%	1.07%	1.41%	41%
$11.13	(27.43)%	$67.5	1.19%	1.09%	1.09%	49%
$17.18	28.24%	$102.9	1.16%	1.06%	0.70%	26%

$15.35	12.30%[e]	$20.1	1.28%[f]	1.13%[f]	(0.30)%[f]	38%[e]
$14.81	7.63%	$23.4	1.28%	1.13%	0.98%	61%
$14.33	20.81%	$23.9	1.32%	1.17%[n]	1.71%[i]	64%
$12.13	14.66%	$22.2	1.28%	1.14%	1.32%	41%
$11.13	(27.49)%	$21.8	1.26%	1.16%	1.04%	49%
$17.18	28.17%	$32.4	1.24%	1.14%	0.61%	26%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
International Equity Fund (cont’d)
Institutional Class
2/28/2026 (Unaudited)	$14.83	$(0.00)	$1.73	$1.73	$(0.19)	$(1.05)	$—	$(1.24)
8/31/2025	$14.35	$0.17	$0.88	$1.05	$(0.24)	$(0.33)	$—	$(0.57)
8/31/2024	$12.16	$0.25 [i]	$2.26	$2.51	$(0.27)	$(0.05)	$—	$(0.32)
8/31/2023	$11.14	$0.19	$1.43	$1.62	$(0.11)	$(0.49)	$—	$(0.60)
8/31/2022	$17.20	$0.18	$(4.43)	$(4.25)	$(0.18)	$(1.63)	$—	$(1.81)
8/31/2021	$14.06	$0.14	$3.72	$3.86	$(0.12)	$(0.60)	$—	$(0.72)

Class A
2/28/2026 (Unaudited)	$14.88	$(0.03)	$1.74	$1.71	$(0.13)	$(1.05)	$—	$(1.18)
8/31/2025	$14.38	$0.12	$0.89	$1.01	$(0.18)	$(0.33)	$—	$(0.51)
8/31/2024	$12.17	$0.20 [i]	$2.27	$2.47	$(0.21)	$(0.05)	$—	$(0.26)
8/31/2023	$11.17	$0.14	$1.43	$1.57	$(0.08)	$(0.49)	$—	$(0.57)
8/31/2022	$17.16	$0.13	$(4.44)	$(4.31)	$(0.05)	$(1.63)	$—	$(1.68)
8/31/2021	$14.03	$0.08	$3.73	$3.81	$(0.08)	$(0.60)	$—	$(0.68)

Class C
2/28/2026 (Unaudited)	$14.69	$(0.08)	$1.72	$1.64	$(0.03)	$(1.05)	$—	$(1.08)
8/31/2025	$14.17	$0.01	$0.89	$0.90	$(0.05)	$(0.33)	$—	$(0.38)
8/31/2024	$11.95	$0.10 [i]	$2.24	$2.34	$(0.07)	$(0.05)	$—	$(0.12)
8/31/2023	$10.99	$0.05	$1.42	$1.47	$(0.02)	$(0.49)	$—	$(0.51)
8/31/2022	$17.00	$0.03	$(4.39)	$(4.36)	$(0.02)	$(1.63)	$—	$(1.65)
8/31/2021	$13.94	$(0.03)	$3.69	$3.66	$—	$(0.60)	$—	$(0.60)

Class R6
2/28/2026 (Unaudited)	$14.82	$0.00	$1.74	$1.74	$(0.20)	$(1.05)	$—	$(1.25)
8/31/2025	$14.35	$0.18	$0.88	$1.06	$(0.26)	$(0.33)	$—	$(0.59)
8/31/2024	$12.18	$0.27 [i]	$2.25	$2.52	$(0.30)	$(0.05)	$—	$(0.35)
8/31/2023	$11.16	$0.21	$1.42	$1.63	$(0.12)	$(0.49)	$—	$(0.61)
8/31/2022	$17.22	$0.19	$(4.43)	$(4.24)	$(0.19)	$(1.63)	$—	$(1.82)
8/31/2021	$14.08	$0.15	$3.73	$3.88	$(0.14)	$(0.60)	$—	$(0.74)

Class E
2/28/2026 (Unaudited)	$14.86	$0.06	$1.72	$1.78	$(0.30)	$(1.05)	$—	$(1.35)
8/31/2025	$14.39	$0.29	$0.86	$1.15	$(0.35)	$(0.33)	$—	$(0.68)
8/31/2024	$12.25	$0.36 [i]	$2.26	$2.62	$(0.43)	$(0.05)	$—	$(0.48)
8/31/2023	$11.20	$0.29	$1.43	$1.72	$(0.18)	$(0.49)	$—	$(0.67)
Period from 1/11/2022[k] to 8/31/2022	$14.79	$0.19	$(3.78)	$(3.59)	$—	$—	$—	$—

See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$15.32	12.41%[e]	$920.9	1.02%[f]	0.85%[f]	(0.02)%[f]	38%[e]
$14.83	7.93%	$919.2	1.02%	0.85%	1.26%	61%
$14.35	21.08%	$919.5	1.06%	0.89%[n]	1.97%[i]	64%
$12.16	15.09%	$870.5	1.03%	0.86%	1.59%	41%
$11.14	(27.29)%	$953.7	1.00%	0.87%	1.30%	49%
$17.20	28.45%	$1,654.0	0.98%	0.86%	0.92%	26%

$15.41	12.25%[e]	$11.1	1.39%[f]	1.21%[f]	(0.38)%[f]	38%[e]
$14.88	7.54%	$10.6	1.39%	1.21%	0.89%	61%
$14.38	20.73%	$12.4	1.45%	1.26%[n]	1.61%[i]	64%
$12.17	14.56%	$11.8	1.41%	1.22%	1.22%	41%
$11.17	(27.53)%	$11.1	1.37%	1.23%	0.91%	49%
$17.16	28.05%	$66.1	1.35%	1.22%	0.54%	26%

$15.25	11.84%[e]	$2.2	2.16%[f]	1.96%[f]	(1.14)%[f]	38%[e]
$14.69	6.76%	$2.5	2.16%	1.96%	0.06%	61%
$14.17	19.72%	$3.4	2.19%	2.01%[n]	0.79%[i]	64%
$11.95	13.78%	$4.3	2.15%	1.97%	0.45%	41%
$10.99	(28.09)%	$4.9	2.12%	1.98%	0.21%	49%
$17.00	27.07%	$8.2	2.10%	1.97%	(0.22)%	26%

$15.31	12.53%[e]	$38.9	0.92%[f]	0.75%[f]	0.07%[f]	38%[e]
$14.82	8.02%	$44.4	0.93%	0.75%	1.33%	61%
$14.35	21.22%	$49.9	0.97%	0.79%[n]	2.14%[i]	64%
$12.18	15.15%	$41.5	0.93%	0.76%	1.80%	41%
$11.16	(27.18)%	$27.7	0.90%	0.77%	1.29%	49%
$17.22	28.57%	$86.0	0.88%	0.76%	1.00%	26%

$15.29	12.87%[e]	$45.5	0.87%[f]	0.06%[f]	0.77%[f]	38%[e]
$14.86	8.75%	$42.7	0.87%	0.07%	2.06%	61%
$14.39	22.09%	$38.9	0.91%	0.10%[n]	2.81%[i]	64%
$12.25	15.97%	$32.2	0.88%	0.07%	2.44%	41%
$11.20	(24.27)%[e]	$28.1	0.86%[f]	0.07%[f]	2.42%[f]	49%[l]

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
International Select Fund
Trust Class
2/28/2026 (Unaudited)	$15.33	$(0.02)	$1.91	$1.89	$(0.13)	$(0.71)	$—	$(0.84)
8/31/2025	$14.75	$0.14	$0.83	$0.97	$(0.13)	$(0.26)	$—	$(0.39)
8/31/2024	$12.63	$0.16	$2.29	$2.45	$(0.19)	$(0.14)	$—	$(0.33)
8/31/2023	$11.58	$0.16	$1.45	$1.61	$(0.10)	$(0.46)	$—	$(0.56)
8/31/2022	$17.62	$0.16	$(4.49)	$(4.33)	$(0.09)	$(1.62)	$—	$(1.71)
8/31/2021	$13.91	$0.10	$3.78	$3.88	$(0.07)	$(0.10)	$—	$(0.17)

Institutional Class
2/28/2026 (Unaudited)	$15.30	$0.00	$1.90	$1.90	$(0.18)	$(0.71)	$—	$(0.89)
8/31/2025	$14.72	$0.19	$0.83	$1.02	$(0.18)	$(0.26)	$—	$(0.44)
8/31/2024	$12.60	$0.21	$2.28	$2.49	$(0.23)	$(0.14)	$—	$(0.37)
8/31/2023	$11.57	$0.20	$1.44	$1.64	$(0.15)	$(0.46)	$—	$(0.61)
8/31/2022	$17.60	$0.21	$(4.47)	$(4.26)	$(0.15)	$(1.62)	$—	$(1.77)
8/31/2021	$13.89	$0.16	$3.77	$3.93	$(0.12)	$(0.10)	$—	$(0.22)

Class A
2/28/2026 (Unaudited)	$15.17	$(0.03)	$1.90	$1.87	$(0.11)	$(0.71)	$—	$(0.82)
8/31/2025	$14.60	$0.13	$0.83	$0.96	$(0.13)	$(0.26)	$—	$(0.39)
8/31/2024	$12.50	$0.16	$2.27	$2.43	$(0.19)	$(0.14)	$—	$(0.33)
8/31/2023	$11.47	$0.15	$1.44	$1.59	$(0.10)	$(0.46)	$—	$(0.56)
8/31/2022	$17.47	$0.16	$(4.44)	$(4.28)	$(0.10)	$(1.62)	$—	$(1.72)
8/31/2021	$13.80	$0.10	$3.74	$3.84	$(0.07)	$(0.10)	$—	$(0.17)

Class C
2/28/2026 (Unaudited)	$14.71	$(0.08)	$1.83	$1.75	$(0.01)	$(0.71)	$—	$(0.72)
8/31/2025	$14.15	$0.01	$0.82	$0.83	$(0.01)	$(0.26)	$—	$(0.27)
8/31/2024	$12.13	$0.06	$2.20	$2.26	$(0.10)	$(0.14)	$—	$(0.24)
8/31/2023	$11.14	$0.06	$1.40	$1.46	$(0.01)	$(0.46)	$—	$(0.47)
8/31/2022	$17.09	$0.05	$(4.33)	$(4.28)	$(0.05)	$(1.62)	$—	$(1.67)
8/31/2021	$13.54	$(0.02)	$3.67	$3.65	$—	$(0.10)	$—	$(0.10)

Class R3
2/28/2026 (Unaudited)	$14.97	$(0.04)	$1.86	$1.82	$(0.06)	$(0.71)	$—	$(0.77)
8/31/2025	$14.43	$0.10	$0.80	$0.90	$(0.10)	$(0.26)	$—	$(0.36)
8/31/2024	$12.36	$0.12	$2.25	$2.37	$(0.16)	$(0.14)	$—	$(0.30)
8/31/2023	$11.35	$0.12	$1.42	$1.54	$(0.07)	$(0.46)	$—	$(0.53)
8/31/2022	$17.32	$0.12	$(4.39)	$(4.27)	$(0.08)	$(1.62)	$—	$(1.70)
8/31/2021	$13.67	$0.06	$3.71	$3.77	$(0.02)	$(0.10)	$—	$(0.12)

See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$16.38	12.81%[e]	$6.2	1.40%[f]	1.15%[f]	(0.30)%[f]	43%[e]
$15.33	6.94%	$5.7	1.39%	1.15%	0.97%	58%
$14.75	19.82%	$5.5	1.38%	1.15%[g]	1.24%	69%
$12.63	14.41%	$4.9	1.47%	1.16%	1.29%	43%
$11.58	(26.93)%	$4.5	1.41%	1.19%	1.11%	55%
$17.62	28.12%	$6.6	1.41%	1.16%	0.67%	21%

$16.31	12.97%[e]	$215.2	0.91%[f]	0.80%[f]	0.05%[f]	43%[e]
$15.30	7.36%	$210.9	0.94%	0.80%	1.32%	58%
$14.72	20.29%	$160.4	0.96%	0.80%[g]	1.60%	69%
$12.60	14.68%	$137.5	0.98%	0.81%	1.65%	43%
$11.57	(26.61)%	$119.9	1.00%	0.84%	1.48%	55%
$17.60	28.57%	$152.5	0.97%	0.81%	1.01%	21%

$16.22	12.80%[e]	$4.4	1.29%[f]	1.16%[f]	(0.36)%[f]	43%[e]
$15.17	6.94%	$6.2	1.31%	1.16%	0.90%	58%
$14.60	19.88%	$4.3	1.34%	1.16%[g]	1.21%	69%
$12.50	14.34%	$3.9	1.36%	1.17%	1.28%	43%
$11.47	(26.89)%	$3.1	1.37%	1.20%	1.10%	55%
$17.47	28.07%	$4.5	1.34%	1.17%	0.66%	21%

$15.74	12.35%[e]	$0.5	2.10%[f]	1.91%[f]	(1.05)%[f]	43%[e]
$14.71	6.16%	$0.5	2.10%	1.91%	0.06%	58%
$14.15	18.95%	$0.7	2.13%	1.91%[g]	0.46%	69%
$12.13	13.49%	$0.7	2.16%	1.92%	0.52%	43%
$11.14	(27.45)%	$0.5	2.15%	1.95%	0.38%	55%
$17.09	27.11%	$0.8	2.12%	1.92%	(0.11)%	21%

$16.02	12.66%[e]	$1.4	1.56%[f]	1.41%[f]	(0.54)%[f]	43%[e]
$14.97	6.61%	$1.3	1.58%	1.41%	0.73%	58%
$14.43	19.57%	$1.6	1.60%	1.41%[g]	0.97%	69%
$12.36	14.04%	$1.4	1.63%	1.42%	1.03%	43%
$11.35	(27.06)%	$1.2	1.64%	1.45%	0.87%	55%
$17.32	27.74%	$1.9	1.60%	1.42%	0.38%	21%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
International Select Fund (cont’d)
Class R6
2/28/2026 (Unaudited)	$15.30	$0.02	$1.89	$1.91	$(0.19)	$(0.71)	$—	$(0.90)
8/31/2025	$14.73	$0.22	$0.80	$1.02	$(0.19)	$(0.26)	$—	$(0.45)
8/31/2024	$12.61	$0.22	$2.28	$2.50	$(0.24)	$(0.14)	$—	$(0.38)
8/31/2023	$11.57	$0.21	$1.45	$1.66	$(0.16)	$(0.46)	$—	$(0.62)
8/31/2022	$17.61	$0.24	$(4.49)	$(4.25)	$(0.17)	$(1.62)	$—	$(1.79)
8/31/2021	$13.90	$0.13	$3.81	$3.94	$(0.13)	$(0.10)	$—	$(0.23)

Intrinsic Value Fund
Institutional Class
2/28/2026 (Unaudited)	$23.27	$(0.03)	$3.92	$3.89	$(0.01)	$(1.03)	$—	$(1.04)
8/31/2025	$21.21	$0.06	$2.20	$2.26	$—	$(0.20)	$—	$(0.20)
8/31/2024	$19.43	$(0.03)	$1.86	$1.83	$—	$(0.05)	$—	$(0.05)
8/31/2023	$19.00	$(0.01)	$1.11	$1.10	$—	$(0.67)	$—	$(0.67)
8/31/2022	$24.01	$(0.08)	$(3.45)	$(3.53)	$—	$(1.48)	$—	$(1.48)
8/31/2021[o]	$15.13	$(0.11)	$9.31	$9.20	$—	$(0.32)	$—	$(0.32)

Class A
2/28/2026 (Unaudited)	$22.62	$(0.07)	$3.81	$3.74	$—	$(1.03)	$—	$(1.03)
8/31/2025	$20.70	$(0.01)	$2.13	$2.12	$—	$(0.20)	$—	$(0.20)
8/31/2024	$19.03	$(0.10)	$1.82	$1.72	$—	$(0.05)	$—	$(0.05)
8/31/2023	$18.70	$(0.08)	$1.08	$1.00	$—	$(0.67)	$—	$(0.67)
8/31/2022	$23.74	$(0.16)	$(3.40)	$(3.56)	$—	$(1.48)	$—	$(1.48)
8/31/2021[o]	$15.02	$(0.19)	$9.23	$9.04	$—	$(0.32)	$—	$(0.32)

Class C
2/28/2026 (Unaudited)	$21.37	$(0.15)	$3.59	$3.44	$—	$(1.03)	$—	$(1.03)
8/31/2025	$19.71	$(0.15)	$2.01	$1.86	$—	$(0.20)	$—	$(0.20)
8/31/2024	$18.26	$(0.24)	$1.74	$1.50	$—	$(0.05)	$—	$(0.05)
8/31/2023	$18.10	$(0.21)	$1.04	$0.83	$—	$(0.67)	$—	$(0.67)
8/31/2022	$23.19	$(0.30)	$(3.31)	$(3.61)	$—	$(1.48)	$—	$(1.48)
8/31/2021[o]	$14.79	$(0.33)	$9.05	$8.72	$—	$(0.32)	$—	$(0.32)

Class R6
2/28/2026 (Unaudited)	$23.46	$(0.01)	$3.94	$3.93	$(0.02)	$(1.03)	$—	$(1.05)
8/31/2025	$21.36	$0.09	$2.21	$2.30	$—	$(0.20)	$—	$(0.20)
8/31/2024	$19.55	$(0.02)	$1.88	$1.86	$—	$(0.05)	$—	$(0.05)
8/31/2023	$19.09	$0.01	$1.12	$1.13	$—	$(0.67)	$—	$(0.67)
8/31/2022	$24.09	$(0.05)	$(3.47)	$(3.52)	$—	$(1.48)	$—	$(1.48)
8/31/2021[o]	$15.17	$(0.09)	$9.33	$9.24	$—	$(0.32)	$—	$(0.32)

See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$16.31	13.07%[e]	$44.9	0.83%[f]	0.71%[f]	0.24%[f]	43%[e]
$15.30	7.39%	$21.7	0.84%	0.70%	1.52%	58%
$14.73	20.39%	$0.2	0.95%	0.70%[g]	1.68%	69%
$12.61	14.90%	$0.1	0.96%	0.71%	1.71%	43%
$11.57	(26.59)%	$0.2	0.89%	0.73%	1.58%	55%
$17.61	28.65%	$1.3	0.88%	0.71%	0.83%	21%

$26.12	16.98%[e]	$1,149.9	0.95%[f]	0.95%[f]	(0.20)%[f]	11%[e]
$23.27	10.68%	$1,024.1	0.96%	0.96%	0.30%	12%
$21.21	9.44%	$1,104.2	0.95%	0.95%[g]	(0.16)%	21%
$19.43	6.12%	$1,351.6	0.95%	0.95%	(0.04)%	10%
$19.00	(15.58)%	$1,204.8	1.00%	1.00%[h]	(0.37)%	12%
$24.01	61.43%	$979.4	1.01%	1.01%[h]	(0.54)%	23%

$25.33	16.80%[e]	$42.8	1.32%[f]	1.32%[f]	(0.57)%[f]	11%[e]
$22.62	10.26%	$39.1	1.33%	1.33%	(0.06)%	12%
$20.70	9.06%	$44.1	1.31%	1.31%[g]	(0.52)%	21%
$19.03	5.67%	$75.0	1.34%	1.34%[h]	(0.44)%	10%
$18.70	(15.90)%	$49.0	1.36%	1.36%[h]	(0.73)%	12%
$23.74	60.81%	$51.4	1.37%	1.37%	(0.90)%	23%

$23.78	16.37%[e]	$18.6	2.06%[f]	2.06%[f]	(1.33)%[f]	11%[e]
$21.37	9.45%	$16.0	2.07%	2.07%	(0.80)%	12%
$19.71	8.24%	$17.3	2.07%	2.07%[g]	(1.28)%	21%
$18.26	4.89%	$19.4	2.09%	2.09%[h]	(1.18)%	10%
$18.10	(16.52)%	$20.4	2.11%	2.11%[h]	(1.48)%	12%
$23.19	59.58%	$18.4	2.12%	2.12%[h]	(1.65)%	23%

$26.34	17.02%[e]	$89.5	0.85%[f]	0.85%[f]	(0.09)%[f]	11%[e]
$23.46	10.79%	$107.1	0.86%	0.86%	0.40%	12%
$21.36	9.54%	$114.8	0.86%	0.86%[g]	(0.08)%	21%
$19.55	6.25%	$104.5	0.85%	0.85%	0.06%	10%
$19.09	(15.49)%	$101.3	0.86%	0.86%	(0.23)%	12%
$24.09	61.54%	$84.0	0.89%	0.89%[h]	(0.44)%	23%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Large Cap Growth Fund
Investor Class
2/28/2026[p] (Unaudited)	$32.45	$(0.03)	$(0.16)	$(0.19)	$—	$(3.69)	$—	$(3.69)
8/31/2025[p]	$28.97	$(0.04)	$5.28	$5.24	$(0.05)	$(1.71)	$—	$(1.76)
8/31/2024[p]	$24.23	$0.01	$5.80	$5.81	$(0.07)	$(1.00)	$—	$(1.07)
8/31/2023[p]	$21.86	$0.04	$3.60	$3.64	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[p]	$29.38	$0.03	$(4.60)	$(4.57)	$(0.02)	$(2.93)	$—	$(2.95)
8/31/2021[p]	$23.38	$0.03	$7.76	$7.79	$(0.05)	$(1.74)	$—	$(1.79)

Trust Class
2/28/2026[m,p] (Unaudited)	$32.44	$(0.06)	$(0.16)	$(0.22)	$—	$(3.69)	$—	$(3.69)
8/31/2025[m,p]	$29.02	$(0.10)	$5.27	$5.17	$(0.03)	$(1.72)	$—	$(1.75)
8/31/2024[m,p]	$24.30	$(0.04)	$5.81	$5.77	$(0.04)	$(1.01)	$—	$(1.05)
8/31/2023[m,p]	$21.97	$(0.00)	$3.61	$3.61	$(0.00)	$(1.28)	$—	$(1.28)
8/31/2022[m,p]	$29.56	$(0.02)	$(4.62)	$(4.64)	$(0.00)	$(2.95)	$—	$(2.95)
8/31/2021[m,p]	$23.56	$(0.02)	$7.81	$7.79	$(0.03)	$(1.76)	$—	$(1.79)

Advisor Class
2/28/2026[m,p] (Unaudited)	$32.45	$(0.13)	$(0.16)	$(0.29)	$—	$(3.69)	$—	$(3.69)
8/31/2025[m,p]	$29.17	$(0.22)	$5.30	$5.08	$(0.03)	$(1.77)	$—	$(1.80)
8/31/2024[m,p]	$24.53	$(0.16)	$5.86	$5.70	$—	$(1.06)	$—	$(1.06)
8/31/2023[m,p]	$22.29	$(0.09)	$3.65	$3.56	$(0.00)	$(1.32)	$—	$(1.32)
8/31/2022[m,p]	$30.08	$(0.07)	$(4.70)	$(4.77)	$—	$(3.02)	$—	$(3.02)
8/31/2021[m,p]	$24.02	$(0.05)	$7.93	$7.88	$(0.02)	$(1.80)	$—	$(1.82)

Institutional Class
2/28/2026[m,p] (Unaudited)	$32.45	$(0.00)	$(0.16)	$(0.16)	$—	$(3.69)	$—	$(3.69)
8/31/2025[m,p]	$28.94	$0.00	$5.27	$5.27	$(0.06)	$(1.70)	$—	$(1.76)
8/31/2024[m,p]	$24.22	$0.05	$5.80	$5.85	$(0.13)	$(1.00)	$—	$(1.13)
8/31/2023[m,p]	$21.81	$0.08	$3.60	$3.68	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[m,p]	$29.31	$0.07	$(4.60)	$(4.53)	$(0.05)	$(2.92)	$—	$(2.97)
8/31/2021[m,p]	$23.32	$0.06	$7.74	$7.80	$(0.08)	$(1.73)	$—	$(1.81)

Class A
2/28/2026[m,p] (Unaudited)	$32.44	$(0.06)	$(0.16)	$(0.22)	$—	$(3.69)	$—	$(3.69)
8/31/2025[m,p]	$29.03	$(0.11)	$5.27	$5.16	$(0.02)	$(1.73)	$—	$(1.75)
8/31/2024[m,p]	$24.31	$(0.04)	$5.81	$5.77	$(0.04)	$(1.01)	$—	$(1.05)
8/31/2023[m,p]	$21.99	$(0.00)	$3.60	$3.60	$(0.00)	$(1.28)	$—	$(1.28)
8/31/2022[m,p]	$29.60	$(0.02)	$(4.64)	$(4.66)	$—	$(2.95)	$—	$(2.95)
8/31/2021[m,p]	$23.60	$(0.03)	$7.82	$7.79	$(0.03)	$(1.76)	$—	$(1.79)

See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$28.57	(0.89)%[e]	$1,915.9	0.79%[f]	0.79%[f]	(0.16)%[f]	16%[e]
$32.45	18.50%	$2,022.5	0.80%	0.80%	(0.14)%	30%
$28.97	24.80%	$1,832.4	0.81%	0.81%	0.05%	30%
$24.23	18.03%	$1,565.1	0.83%	0.83%	0.20%	35%
$21.86	(17.16)%	$1,408.1	0.83%	0.83%	0.11%	32%
$29.38	35.49%	$1,812.9	0.82%	0.82%	0.11%	28%

$28.53	(0.99)%[e]	$46.3	1.00%[f]	1.00%[f]	(0.38)%[f]	16%[e]
$32.44	18.22%	$49.5	1.00%	1.00%	(0.34)%	30%
$29.02	24.54%	$48.0	1.01%	1.01%	(0.15)%	30%
$24.30	17.82%	$40.8	1.03%	1.03%	(0.00)%	35%
$21.97	(17.31)%	$37.7	1.03%	1.03%	(0.10)%	32%
$29.56	35.21%	$52.5	1.03%	1.03%	(0.09)%	28%

$28.47	(1.22)%[e]	$0.3	2.17%[f]	1.50%[f]	(0.86)%[f]	16%[e]
$32.45	17.82%	$0.2	1.40%	1.40%	(0.73)%	30%
$29.17	23.99%	$0.2	1.44%	1.44%	(0.59)%	30%
$24.53	17.30%	$0.2	1.34%	1.34%	(0.43)%	35%
$22.29	(17.45)%	$2.3	1.17%	1.17%	(0.29)%	32%
$30.08	34.95%	$8.0	1.19%	1.19%	(0.18)%	28%

$28.60	(0.80)%[e]	$431.1	0.65%[f]	0.65%[f]	(0.02)%[f]	16%[e]
$32.45	18.64%	$466.6	0.65%	0.65%	0.02%	30%
$28.94	25.00%	$571.5	0.66%	0.66%	0.20%	30%
$24.22	18.24%	$415.8	0.68%	0.68%	0.34%	35%
$21.81	(17.06)%	$245.1	0.68%	0.68%	0.28%	32%
$29.31	35.68%	$204.8	0.67%	0.67%	0.26%	28%

$28.53	(1.00)%[e]	$29.8	1.02%[f]	1.02%[f]	(0.39)%[f]	16%[e]
$32.44	18.23%	$29.5	1.02%	1.02%	(0.36)%	30%
$29.03	24.51%	$26.7	1.02%	1.02%	(0.17)%	30%
$24.31	17.80%	$23.4	1.05%	1.05%	(0.01)%	35%
$21.99	(17.33)%	$12.4	1.05%	1.05%	(0.09)%	32%
$29.60	35.15%	$10.0	1.05%	1.05%	(0.12)%	28%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Large Cap Growth Fund (cont’d)
Class C
2/28/2026[m,p] (Unaudited)	$32.43	$(0.18)	$(0.16)	$(0.34)	$—	$(3.69)	$—	$(3.69)
8/31/2025[m,p]	$29.32	$(0.33)	$5.30	$4.97	$(0.03)	$(1.83)	$—	$(1.86)
8/31/2024[m,p]	$24.76	$(0.25)	$5.91	$5.66	$—	$(1.10)	$—	$(1.10)
8/31/2023[m,p]	$22.61	$(0.17)	$3.69	$3.52	$(0.00)	$(1.37)	$—	$(1.37)
8/31/2022[m,p]	$30.76	$(0.21)	$(4.80)	$(5.01)	$—	$(3.14)	$—	$(3.14)
8/31/2021[m,p]	$24.71	$(0.23)	$8.15	$7.92	$—	$(1.87)	$—	$(1.87)

Class R3
2/28/2026[p] (Unaudited)	$32.43	$(0.10)	$(0.16)	$(0.26)	$—	$(3.69)	$—	$(3.69)
8/31/2025[m,p]	$29.13	$(0.19)	$5.28	$5.09	$(0.03)	$(1.76)	$—	$(1.79)
8/31/2024[m,p]	$24.46	$(0.11)	$5.83	$5.72	$(0.02)	$(1.03)	$—	$(1.05)
8/31/2023[m,p]	$22.20	$(0.06)	$3.63	$3.57	$(0.00)	$(1.31)	$—	$(1.31)
8/31/2022[m,p]	$30.00	$(0.10)	$(4.69)	$(4.79)	$—	$(3.01)	$—	$(3.01)
8/31/2021[m,p]	$23.98	$(0.11)	$7.94	$7.83	$(0.01)	$(1.80)	$—	$(1.81)

Class R6
2/28/2026[p] (Unaudited)	$32.45	$0.01	$(0.15)	$(0.14)	$—	$(3.69)	$—	$(3.69)
8/31/2025[m,p]	$28.95	$0.03	$5.28	$5.31	$(0.11)	$(1.70)	$—	$(1.81)
8/31/2024[m,p]	$24.22	$0.07	$5.80	$5.87	$(0.15)	$(0.99)	$—	$(1.14)
8/31/2023[m,p]	$21.80	$0.09	$3.59	$3.68	$(0.00)	$(1.26)	$—	$(1.26)
8/31/2022[m,p]	$29.28	$0.07	$(4.58)	$(4.51)	$(0.06)	$(2.91)	$—	$(2.97)
8/31/2021[m,p]	$23.30	$0.07	$7.73	$7.80	$(0.09)	$(1.73)	$—	$(1.82)

Large Cap Value Fund
Investor Class
2/28/2026 (Unaudited)	$50.12	$0.39	$9.16	$9.55	$(0.81)	$(2.46)	$—	$(3.27)
8/31/2025	$47.30	$0.76	$3.04	$3.80	$(0.98)	$—	$—	$(0.98)
8/31/2024	$42.37	$0.90	$5.04	$5.94	$(1.01)	$—	$—	$(1.01)
8/31/2023	$40.77	$0.86	$1.41	$2.27	$(0.67)	$—	$—	$(0.67)
8/31/2022	$44.85	$0.80	$(2.65)	$(1.85)	$(0.55)	$(1.68)	$—	$(2.23)
8/31/2021	$30.38	$0.66	$14.39	$15.05	$(0.49)	$(0.09)	$—	$(0.58)

Trust Class
2/28/2026 (Unaudited)	$50.21	$0.33	$9.18	$9.51	$(0.69)	$(2.46)	$—	$(3.15)
8/31/2025	$47.34	$0.67	$3.05	$3.72	$(0.85)	$—	$—	$(0.85)
8/31/2024	$42.38	$0.81	$5.06	$5.87	$(0.91)	$—	$—	$(0.91)
8/31/2023	$40.78	$0.78	$1.41	$2.19	$(0.59)	$—	$—	$(0.59)
8/31/2022	$44.86	$0.72	$(2.65)	$(1.93)	$(0.47)	$(1.68)	$—	$(2.15)
8/31/2021	$30.39	$0.58	$14.41	$14.99	$(0.43)	$(0.09)	$—	$(0.52)

See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$28.40	(1.37)%[e]	$14.7	1.76%[f]	1.76%[f]	(1.14)%[f]	16%[e]
$32.43	17.36%	$20.1	1.76%	1.76%	(1.10)%	30%
$29.32	23.62%	$23.3	1.77%	1.77%	(0.93)%	30%
$24.76	16.94%	$12.2	1.79%	1.79%	(0.74)%	35%
$22.61	(17.97)%	$3.4	1.80%	1.80%	(0.85)%	32%
$30.76	34.17%	$3.1	1.79%	1.79%	(0.86)%	28%

$28.48	(1.12)%[e]	$1.4	1.29%[f]	1.29%[f]	(0.66)%[f]	16%[e]
$32.43	17.90%	$1.4	1.30%	1.30%	(0.63)%	30%
$29.13	24.18%	$1.5	1.28%	1.28%	(0.42)%	30%
$24.46	17.48%	$1.1	1.35%	1.35%[h]	(0.27)%	35%
$22.20	(17.60)%	$0.4	1.36%	1.36%[h]	(0.41)%	32%
$30.00	34.77%	$0.4	1.38%	1.36%	(0.45)%	28%

$28.62	(0.74)%[e]	$19.8	0.55%[f]	0.55%[f]	0.08%[f]	16%[e]
$32.45	18.79%	$18.4	0.56%	0.56%[h]	0.09%	30%
$28.95	25.09%	$7.4	0.60%	0.58%	0.26%	30%
$24.22	18.33%	$4.7	0.59%	0.59%[h]	0.40%	35%
$21.80	(17.01)%	$0.2	0.66%	0.65%	0.28%	32%
$29.28	35.72%	$0.2	0.68%	0.65%	0.26%	28%

$56.40	19.76%[e]	$1,738.5	0.74%[f]	0.74%[f]	1.49%[f]	29%[e]
$50.12	8.23%	$1,514.8	0.74%	0.74%	1.62%	106%
$47.30	14.41%	$1,546.0	0.75%	0.75%	2.11%	81%
$42.37	5.56%	$1,570.7	0.75%	0.75%	2.02%	81%
$40.77	(4.38)%	$1,556.5	0.75%	0.75%	1.81%	82%
$44.85	50.05%	$1,628.3	0.78%	0.78%	1.67%	89%

$56.57	19.62%[e]	$93.8	0.95%[f]	0.95%[f]	1.28%[f]	29%[e]
$50.21	8.01%	$85.4	0.95%	0.95%	1.41%	106%
$47.34	14.18%	$91.3	0.95%	0.95%	1.91%	81%
$42.38	5.35%	$119.0	0.95%	0.95%	1.83%	81%
$40.78	(4.56)%	$117.2	0.96%	0.96%	1.61%	82%
$44.86	49.76%	$112.1	0.99%	0.99%	1.47%	89%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Large Cap Value Fund (cont’d)
Advisor Class
2/28/2026 (Unaudited)	$50.18	$0.29	$9.18	$9.47	$(0.61)	$(2.46)	$—	$(3.07)
8/31/2025	$47.33	$0.60	$3.04	$3.64	$(0.79)	$—	$—	$(0.79)
8/31/2024	$42.38	$0.75	$5.06	$5.81	$(0.86)	$—	$—	$(0.86)
8/31/2023	$40.78	$0.71	$1.41	$2.12	$(0.52)	$—	$—	$(0.52)
8/31/2022	$44.85	$0.64	$(2.64)	$(2.00)	$(0.39)	$(1.68)	$—	$(2.07)
8/31/2021	$30.40	$0.51	$14.41	$14.92	$(0.38)	$(0.09)	$—	$(0.47)

Institutional Class
2/28/2026 (Unaudited)	$50.14	$0.42	$9.16	$9.58	$(0.87)	$(2.46)	$—	$(3.33)
8/31/2025	$47.30	$0.83	$3.04	$3.87	$(1.03)	$—	$—	$(1.03)
8/31/2024	$42.35	$0.96	$5.05	$6.01	$(1.06)	$—	$—	$(1.06)
8/31/2023	$40.75	$0.93	$1.41	$2.34	$(0.74)	$—	$—	$(0.74)
8/31/2022	$44.84	$0.88	$(2.65)	$(1.77)	$(0.64)	$(1.68)	$—	$(2.32)
8/31/2021	$30.38	$0.84	$14.26	$15.10	$(0.55)	$(0.09)	$—	$(0.64)

Class A
2/28/2026 (Unaudited)	$50.19	$0.33	$9.17	$9.50	$(0.69)	$(2.46)	$—	$(3.15)
8/31/2025	$47.32	$0.66	$3.05	$3.71	$(0.84)	$—	$—	$(0.84)
8/31/2024	$42.36	$0.80	$5.05	$5.85	$(0.89)	$—	$—	$(0.89)
8/31/2023	$40.76	$0.77	$1.41	$2.18	$(0.58)	$—	$—	$(0.58)
8/31/2022	$44.87	$0.71	$(2.65)	$(1.94)	$(0.49)	$(1.68)	$—	$(2.17)
8/31/2021	$30.39	$0.64	$14.33	$14.97	$(0.40)	$(0.09)	$—	$(0.49)

Class C
2/28/2026 (Unaudited)	$50.02	$0.13	$9.16	$9.29	$(0.28)	$(2.46)	$—	$(2.74)
8/31/2025	$47.16	$0.31	$3.04	$3.35	$(0.49)	$—	$—	$(0.49)
8/31/2024	$42.20	$0.49	$5.05	$5.54	$(0.58)	$—	$—	$(0.58)
8/31/2023	$40.61	$0.46	$1.39	$1.85	$(0.26)	$—	$—	$(0.26)
8/31/2022	$44.90	$0.39	$(2.64)	$(2.25)	$(0.36)	$(1.68)	$—	$(2.04)
8/31/2021	$30.30	$0.40	$14.30	$14.70	$(0.01)	$(0.09)	$—	$(0.10)

Class R3
2/28/2026 (Unaudited)	$49.91	$0.26	$9.12	$9.38	$(0.63)	$(2.46)	$—	$(3.09)
8/31/2025	$47.09	$0.53	$3.03	$3.56	$(0.74)	$—	$—	$(0.74)
8/31/2024	$42.23	$0.69	$5.03	$5.72	$(0.86)	$—	$—	$(0.86)
8/31/2023	$40.64	$0.67	$1.38	$2.05	$(0.46)	$—	$—	$(0.46)
8/31/2022	$44.88	$0.60	$(2.64)	$(2.04)	$(0.52)	$(1.68)	$—	$(2.20)
8/31/2021	$30.42	$0.52	$14.36	$14.88	$(0.33)	$(0.09)	$—	$(0.42)

See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$56.58	19.53%[e]	$129.2	1.10%[f]	1.10%[f]	1.13%[f]	29%[e]
$50.18	7.85%	$116.3	1.10%	1.10%	1.27%	106%
$47.33	14.03%	$130.3	1.10%	1.10%	1.76%	81%
$42.38	5.19%	$134.6	1.10%	1.10%	1.67%	81%
$40.78	(4.70)%	$133.5	1.11%	1.11%	1.45%	82%
$44.85	49.48%	$138.0	1.14%	1.14%	1.31%	89%

$56.39	19.84%[e]	$6,125.9	0.60%[f]	0.60%[f]	1.63%[f]	29%[e]
$50.14	8.38%	$5,471.6	0.60%	0.60%	1.77%	106%
$47.30	14.60%	$6,276.2	0.60%	0.60%	2.26%	81%
$42.35	5.72%	$9,281.6	0.60%	0.60%	2.19%	81%
$40.75	(4.21)%	$7,555.8	0.61%	0.61%	2.00%	82%
$44.84	50.25%	$4,146.7	0.62%	0.62%	1.96%	89%

$56.54	19.61%[e]	$205.8	0.96%[f]	0.96%[f]	1.27%[f]	29%[e]
$50.19	8.00%	$178.7	0.96%	0.96%	1.41%	106%
$47.32	14.16%	$165.1	0.98%	0.98%	1.88%	81%
$42.36	5.32%	$215.3	0.98%	0.98%	1.80%	81%
$40.76	(4.58)%	$201.5	0.98%	0.98%	1.61%	82%
$44.87	49.67%	$136.5	1.01%	1.01%	1.51%	89%

$56.57	19.16%[e]	$219.3	1.71%[f]	1.71%[f]	0.52%[f]	29%[e]
$50.02	7.18%	$200.4	1.71%	1.71%	0.65%	106%
$47.16	13.33%	$224.6	1.72%	1.72%	1.15%	81%
$42.20	4.54%	$269.1	1.71%	1.71%	1.07%	81%
$40.61	(5.28)%	$222.8	1.72%	1.72%	0.90%	82%
$44.90	48.59%	$102.3	1.74%	1.74%	0.94%	89%

$56.20	19.47%[e]	$14.4	1.23%[f]	1.23%[f]	1.01%[f]	29%[e]
$49.91	7.69%	$11.2	1.24%	1.24%	1.14%	106%
$47.09	13.87%	$9.3	1.24%	1.24%	1.63%	81%
$42.23	5.04%	$11.4	1.24%	1.24%	1.57%	81%
$40.64	(4.82)%	$6.8	1.24%	1.24%	1.36%	82%
$44.88	49.26%	$2.0	1.29%	1.29%	1.29%	89%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Large Cap Value Fund (cont’d)
Class R6
2/28/2026 (Unaudited)	$50.13	$0.45	$9.15	$9.60	$(0.92)	$(2.46)	$—	$(3.38)
8/31/2025	$47.30	$0.87	$3.05	$3.92	$(1.09)	$—	$—	$(1.09)
8/31/2024	$42.40	$1.01	$5.04	$6.05	$(1.15)	$—	$—	$(1.15)
8/31/2023	$40.81	$0.98	$1.39	$2.37	$(0.78)	$—	$—	$(0.78)
8/31/2022	$44.89	$0.94	$(2.67)	$(1.73)	$(0.67)	$(1.68)	$—	$(2.35)
8/31/2021	$30.41	$0.78	$14.37	$15.15	$(0.58)	$(0.09)	$—	$(0.67)

Class E
2/28/2026 (Unaudited)	$50.30	$0.58	$9.16	$9.74	$(1.17)	$(2.46)	$—	$(3.63)
8/31/2025	$47.48	$1.10	$3.05	$4.15	$(1.33)	$—	$—	$(1.33)
8/31/2024	$42.54	$1.21	$5.06	$6.27	$(1.33)	$—	$—	$(1.33)
8/31/2023	$40.93	$1.17	$1.42	$2.59	$(0.98)	$—	$—	$(0.98)
Period from 1/11/2022[k] to 8/31/2022	$45.60	$0.73	$(5.40)	$(4.67)	$—	$—	$—	$—

Mid Cap Growth Fund
Investor Class
2/28/2026 (Unaudited)	$19.21	$(0.04)	$(0.84)	$(0.88)	$—	$(3.39)	$—	$(3.39)
8/31/2025	$16.99	$(0.05)	$3.95	$3.90	$—	$(1.68)	$—	$(1.68)
8/31/2024	$14.57	$(0.04)	$2.94	$2.90	$—	$(0.48)	$—	$(0.48)
8/31/2023	$14.62	$(0.01)	$0.60	$0.59	$—	$(0.64)	$—	$(0.64)
8/31/2022	$22.78	$(0.05)	$(4.98)	$(5.03)	$—	$(3.13)	$—	$(3.13)
8/31/2021[o]	$18.45	$(0.12)	$6.36	$6.24	$—	$(1.91)	$—	$(1.91)

Trust Class
2/28/2026[m] (Unaudited)	$19.20	$(0.05)	$(0.83)	$(0.88)	$—	$(3.39)	$—	$(3.39)
8/31/2025[m]	$17.01	$(0.07)	$3.95	$3.88	$—	$(1.69)	$—	$(1.69)
8/31/2024[m]	$14.60	$(0.05)	$2.94	$2.89	$—	$(0.48)	$—	$(0.48)
8/31/2023[m]	$14.67	$(0.02)	$0.59	$0.57	$—	$(0.64)	$—	$(0.64)
8/31/2022[m]	$22.88	$(0.07)	$(4.99)	$(5.06)	$—	$(3.15)	$—	$(3.15)
8/31/2021[m,o,q]	$18.55	$(0.14)	$6.39	$6.25	$—	$(1.92)	$—	$(1.92)

Advisor Class
2/28/2026[m] (Unaudited)	$19.20	$(0.07)	$(0.84)	$(0.91)	$—	$(3.39)	$—	$(3.39)
8/31/2025[m]	$17.06	$(0.11)	$3.96	$3.85	$—	$(1.71)	$—	$(1.71)
8/31/2024[m]	$14.69	$(0.09)	$2.95	$2.86	$—	$(0.49)	$—	$(0.49)
8/31/2023[m]	$14.80	$(0.06)	$0.60	$0.54	$—	$(0.65)	$—	$(0.65)
8/31/2022[m]	$23.14	$(0.11)	$(5.05)	$(5.16)	$—	$(3.18)	$—	$(3.18)
8/31/2021[m,o,q]	$18.82	$(0.19)	$6.45	$6.26	$—	$(1.94)	$—	$(1.94)

See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$56.35	19.90%[e]	$697.0	0.50%[f]	0.50%[f]	1.74%[f]	29%[e]
$50.13	8.50%	$586.8	0.50%	0.50%	1.86%	106%
$47.30	14.72%	$673.9	0.51%	0.51%	2.38%	81%
$42.40	5.79%	$560.6	0.51%	0.51%	2.32%	81%
$40.81	(4.13)%	$342.4	0.51%	0.51%	2.14%	82%
$44.89	50.39%	$190.6	0.53%	0.53%	1.95%	89%

$56.41	20.16%[e]	$237.9	0.45%[f]	0.02%[f]	2.21%[f]	29%[e]
$50.30	9.00%	$193.8	0.45%	0.02%	2.34%	106%
$47.48	15.27%	$180.1	0.45%	0.03%	2.84%	81%
$42.54	6.32%	$158.8	0.45%	0.03%	2.75%	81%
$40.93	(10.24)%[e]	$146.1	0.46%[f]	0.04%[f]	2.62%[f]	82%[l]

$14.94	(4.48)%[e]	$536.6	0.82%[f]	0.82%[f]	(0.44)%[f]	91%[e]
$19.21	23.45%	$594.4	0.83%	0.83%	(0.28)%	144%
$16.99	20.35%	$519.8	0.85%	0.85%	(0.26)%	97%
$14.57	4.41%	$466.2	0.85%	0.85%	(0.08)%	101%
$14.62	(24.92)%	$478.0	0.84%	0.84%	(0.27)%	58%
$22.78	35.63%	$696.4	0.83%	0.83%	(0.57)%	42%

$14.93	(4.50)%[e]	$22.1	0.92%[f]	0.92%[f]	(0.55)%[f]	91%[e]
$19.20	23.29%	$25.7	0.92%	0.92%	(0.38)%	144%
$17.01	20.27%	$23.2	0.94%	0.94%	(0.34)%	97%
$14.60	4.28%	$36.3	0.95%	0.95%	(0.17)%	101%
$14.67	(24.98)%	$53.4	0.93%	0.93%	(0.37)%	58%
$22.88	35.53%	$109.3	0.92%	0.92%	(0.66)%	42%

$14.90	(4.65)%[e]	$4.5	1.17%[f]	1.17%[f]	(0.79)%[f]	91%[e]
$19.20	23.00%	$5.7	1.18%	1.18%	(0.63)%	144%
$17.06	19.89%	$5.7	1.19%	1.19%	(0.61)%	97%
$14.69	4.08%	$6.8	1.20%	1.20%	(0.43)%	101%
$14.80	(25.19)%	$8.1	1.19%	1.19%	(0.62)%	58%
$23.14	35.19%	$13.2	1.17%	1.17%	(0.92)%	42%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Mid Cap Growth Fund (cont’d)
Institutional Class
2/28/2026[m] (Unaudited)	$19.21	$(0.02)	$(0.85)	$(0.87)	$—	$(3.39)	$—	$(3.39)
8/31/2025[m]	$16.96	$(0.02)	$3.94	$3.92	$—	$(1.67)	$—	$(1.67)
8/31/2024[m]	$14.51	$(0.02)	$2.94	$2.92	$—	$(0.47)	$—	$(0.47)
8/31/2023[m]	$14.54	$0.01	$0.60	$0.61	$—	$(0.64)	$—	$(0.64)
8/31/2022[m]	$22.62	$(0.02)	$(4.95)	$(4.97)	$—	$(3.11)	$—	$(3.11)
8/31/2021[m,o,q]	$18.28	$(0.08)	$6.32	$6.24	$—	$(1.90)	$—	$(1.90)

Class A
2/28/2026[m] (Unaudited)	$19.20	$(0.06)	$(0.83)	$(0.89)	$—	$(3.39)	$—	$(3.39)
8/31/2025[m]	$17.03	$(0.09)	$3.95	$3.86	$—	$(1.69)	$—	$(1.69)
8/31/2024[m]	$14.65	$(0.07)	$2.93	$2.86	$—	$(0.48)	$—	$(0.48)
8/31/2023[m]	$14.73	$(0.04)	$0.61	$0.57	$—	$(0.65)	$—	$(0.65)
8/31/2022[m]	$23.00	$(0.08)	$(5.03)	$(5.11)	$—	$(3.16)	$—	$(3.16)
8/31/2021[m,o,q]	$18.67	$(0.16)	$6.42	$6.26	$—	$(1.93)	$—	$(1.93)

Class C
2/28/2026[m] (Unaudited)	$19.19	$(0.12)	$(0.84)	$(0.96)	$—	$(3.39)	$—	$(3.39)
8/31/2025[m]	$17.19	$(0.22)	$3.98	$3.76	$—	$(1.76)	$—	$(1.76)
8/31/2024[m]	$14.91	$(0.20)	$2.98	$2.78	$—	$(0.50)	$—	$(0.50)
8/31/2023[m]	$15.11	$(0.15)	$0.62	$0.47	$—	$(0.67)	$—	$(0.67)
8/31/2022[m]	$23.80	$(0.23)	$(5.18)	$(5.41)	$—	$(3.28)	$—	$(3.28)
8/31/2021[m,o,q]	$19.51	$(0.34)	$6.63	$6.29	$—	$(2.00)	$—	$(2.00)

Class R3
2/28/2026 (Unaudited)	$19.20	$(0.08)	$(0.84)	$(0.92)	$—	$(3.39)	$—	$(3.39)
8/31/2025[m]	$17.09	$(0.13)	$3.96	$3.83	$—	$(1.72)	$—	$(1.72)
8/31/2024[m]	$14.74	$(0.11)	$2.95	$2.84	$—	$(0.49)	$—	$(0.49)
8/31/2023[m]	$14.86	$(0.08)	$0.61	$0.53	$—	$(0.65)	$—	$(0.65)
8/31/2022[m]	$23.27	$(0.13)	$(5.08)	$(5.21)	$—	$(3.20)	$—	$(3.20)
8/31/2021[m,o,q]	$18.95	$(0.21)	$6.48	$6.27	$—	$(1.95)	$—	$(1.95)

Class R6
2/28/2026 (Unaudited)	$19.21	$(0.02)	$(0.84)	$(0.86)	$—	$(3.39)	$—	$(3.39)
8/31/2025[m]	$16.94	$(0.00)	$3.93	$3.93	$—	$(1.66)	$—	$(1.66)
8/31/2024[m]	$14.49	$0.00	$2.92	$2.92	$—	$(0.47)	$—	$(0.47)
8/31/2023[m]	$14.50	$0.03	$0.59	$0.62	$—	$(0.63)	$—	$(0.63)
8/31/2022[m]	$22.52	$(0.00)	$(4.93)	$(4.93)	$—	$(3.09)	$—	$(3.09)
8/31/2021[m,o,q]	$18.17	$(0.06)	$6.30	$6.24	$—	$(1.89)	$—	$(1.89)

See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$14.95	(4.44)%[e]	$523.6	0.66%[f]	0.66%[f]	(0.29)%[f]	91%[e]
$19.21	23.63%	$534.5	0.67%	0.67%	(0.12)%	144%
$16.96	20.56%	$465.6	0.68%	0.68%	(0.10)%	97%
$14.51	4.55%	$458.0	0.69%	0.69%	0.08%	101%
$14.54	(24.81)%	$469.7	0.69%	0.69%	(0.10)%	58%
$22.62	35.91%	$481.1	0.67%	0.67%	(0.41)%	42%

$14.92	(4.56)%[e]	$32.0	1.03%[f]	1.03%[f]	(0.66)%[f]	91%[e]
$19.20	23.20%	$37.9	1.04%	1.04%	(0.50)%	144%
$17.03	20.03%	$31.9	1.06%	1.06%	(0.47)%	97%
$14.65	4.21%	$27.3	1.06%	1.06%	(0.28)%	101%
$14.73	(25.08)%	$39.0	1.06%	1.06%	(0.47)%	58%
$23.00	35.42%	$48.1	1.04%	1.04%	(0.78)%	42%

$14.84	(4.95)%[e]	$4.9	1.79%[f]	1.79%[f]	(1.41)%[f]	91%[e]
$19.19	22.30%	$5.9	1.80%	1.80%	(1.25)%	144%
$17.19	19.11%	$5.8	1.81%	1.81%	(1.22)%	97%
$14.91	3.47%	$6.0	1.81%	1.81%	(1.04)%	101%
$15.11	(25.67)%	$7.7	1.80%	1.80%	(1.24)%	58%
$23.80	34.42%	$13.2	1.79%	1.79%	(1.53)%	42%

$14.89	(4.70)%[e]	$8.3	1.29%[f]	1.29%[f]	(0.91)%[f]	91%[e]
$19.20	22.86%	$10.6	1.30%	1.30%	(0.75)%	144%
$17.09	19.73%	$8.2	1.31%	1.31%	(0.73)%	97%
$14.74	3.95%	$8.4	1.32%	1.32%	(0.55)%	101%
$14.86	(25.25)%	$9.9	1.31%	1.31%	(0.75)%	58%
$23.27	35.03%	$18.5	1.29%	1.29%	(1.03)%	42%

$14.96	(4.36)%[e]	$859.6	0.57%[f]	0.57%[f]	(0.19)%[f]	91%[e]
$19.21	23.73%	$854.4	0.57%	0.57%	(0.03)%	144%
$16.94	20.64%	$635.3	0.59%	0.59%	0.00%	97%
$14.49	4.68%	$541.9	0.60%	0.60%	0.18%	101%
$14.50	(24.71)%	$538.5	0.59%	0.59%	(0.01)%	58%
$22.52	35.99%	$753.3	0.57%	0.57%	(0.31)%	42%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Mid Cap Intrinsic Value Fund
Investor Class
2/28/2026 (Unaudited)	$27.51	$0.06	$3.24	$3.30	$(0.24)	$(2.71)	$—	$(2.95)
8/31/2025	$27.41	$0.23	$1.50	$1.73	$(0.17)	$(1.46)	$—	$(1.63)
8/31/2024	$24.35	$0.16	$3.39	$3.55	$(0.15)	$(0.34)	$—	$(0.49)
8/31/2023	$23.65	$0.24	$0.67	$0.91	$(0.21)	$—	$—	$(0.21)
8/31/2022	$24.69	$0.21	$(1.11)	$(0.90)	$(0.14)	$—	$—	$(0.14)
8/31/2021[o]	$16.03	$0.15	$8.52	$8.67	$(0.01)	$—	$—	$(0.01)

Trust Class
2/28/2026 (Unaudited)	$27.47	$0.03	$3.22	$3.25	$(0.18)	$(2.71)	$—	$(2.89)
8/31/2025	$27.37	$0.17	$1.49	$1.66	$(0.10)	$(1.46)	$—	$(1.56)
8/31/2024	$24.32	$0.10	$3.39	$3.49	$(0.10)	$(0.34)	$—	$(0.44)
8/31/2023	$23.61	$0.18	$0.68	$0.86	$(0.15)	$—	$—	$(0.15)
8/31/2022	$24.63	$0.15	$(1.11)	$(0.96)	$(0.06)	$—	$—	$(0.06)
8/31/2021[o]	$16.02	$0.10	$8.52	$8.62	$(0.01)	$—	$—	$(0.01)

Institutional Class
2/28/2026 (Unaudited)	$27.49	$0.08	$3.22	$3.30	$(0.28)	$(2.71)	$—	$(2.99)
8/31/2025	$27.38	$0.26	$1.50	$1.76	$(0.19)	$(1.46)	$—	$(1.65)
8/31/2024	$24.33	$0.18	$3.39	$3.57	$(0.18)	$(0.34)	$—	$(0.52)
8/31/2023	$23.63	$0.26	$0.68	$0.94	$(0.24)	$—	$—	$(0.24)
8/31/2022	$24.65	$0.24	$(1.11)	$(0.87)	$(0.15)	$—	$—	$(0.15)
8/31/2021[o]	$16.02	$0.18	$8.51	$8.69	$(0.06)	$—	$—	$(0.06)

Class A
2/28/2026 (Unaudited)	$27.47	$0.03	$3.23	$3.26	$(0.16)	$(2.71)	$—	$(2.87)
8/31/2025	$27.37	$0.16	$1.50	$1.66	$(0.10)	$(1.46)	$—	$(1.56)
8/31/2024	$24.34	$0.09	$3.39	$3.48	$(0.11)	$(0.34)	$—	$(0.45)
8/31/2023	$23.62	$0.18	$0.68	$0.86	$(0.14)	$—	$—	$(0.14)
8/31/2022	$24.63	$0.15	$(1.10)	$(0.95)	$(0.06)	$—	$—	$(0.06)
8/31/2021[o]	$16.03	$0.11	$8.50	$8.61	$(0.01)	$—	$—	$(0.01)

Class C
2/28/2026 (Unaudited)	$26.81	$(0.07)	$3.14	$3.07	$(0.04)	$(2.71)	$—	$(2.75)
8/31/2025	$26.84	$(0.03)	$1.46	$1.43	$—	$(1.46)	$—	$(1.46)
8/31/2024	$23.95	$(0.09)	$3.32	$3.23	$—	$(0.34)	$—	$(0.34)
8/31/2023	$23.30	$(0.00)	$0.66	$0.66	$(0.01)	$—	$—	$(0.01)
8/31/2022	$24.43	$(0.04)	$(1.09)	$(1.13)	$—	$—	$—	$—
8/31/2021[o]	$16.00	$(0.06)	$8.49	$8.43	$—	$—	$—	$—

See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$27.86	12.62%[e]	$27.7	1.66%[f]	0.96%[f]	0.47%[f]	15%[e]
$27.51	6.35%	$29.8	1.59%	0.96%	0.88%	16%
$27.41	14.78%	$33.4	1.53%	0.96%	0.63%	29%
$24.35	3.88%	$32.4	1.51%	0.96%	0.99%	15%
$23.65	(3.67)%	$32.7	1.45%	0.96%	0.85%	22%
$24.69	54.09%	$35.2	1.49%	1.01%	0.68%	31%

$27.83	12.45%[e]	$6.5	1.86%[f]	1.20%[f]	0.22%[f]	15%[e]
$27.47	6.10%	$6.0	1.77%	1.20%	0.65%	16%
$27.37	14.49%	$6.2	1.73%	1.20%	0.38%	29%
$24.32	3.66%	$6.0	1.70%	1.20%	0.75%	15%
$23.61	(3.90)%	$6.1	1.63%	1.20%	0.61%	22%
$24.63	53.86%	$6.9	1.69%	1.22%	0.48%	31%

$27.80	12.63%[e]	$14.8	1.47%[f]	0.85%[f]	0.57%[f]	15%[e]
$27.49	6.51%	$13.9	1.40%	0.85%	0.99%	16%
$27.38	14.88%	$14.5	1.36%	0.85%	0.70%	29%
$24.33	4.00%	$14.1	1.34%	0.85%	1.09%	15%
$23.63	(3.55)%	$13.1	1.28%	0.85%	0.97%	22%
$24.65	54.34%	$15.2	1.32%	0.86%	0.84%	31%

$27.86	12.47%[e]	$1.5	1.90%[f]	1.21%[f]	0.19%[f]	15%[e]
$27.47	6.11%	$1.2	1.82%	1.21%	0.61%	16%
$27.37	14.47%	$1.5	1.78%	1.21%	0.36%	29%
$24.34	3.65%	$1.2	1.75%	1.21%	0.75%	15%
$23.62	(3.88)%	$1.2	1.68%	1.21%	0.59%	22%
$24.63	53.74%	$1.5	1.73%	1.22%	0.50%	31%

$27.13	12.04%[e]	$0.7	2.60%[f]	1.96%[f]	(0.51)%[f]	15%[e]
$26.81	5.32%	$0.9	2.55%	1.96%	(0.11)%	16%
$26.84	13.61%	$0.9	2.51%	1.96%	(0.36)%	29%
$23.95	2.85%	$0.9	2.47%	1.96%	(0.00)%	15%
$23.30	(4.63)%	$0.9	2.42%	1.96%	(0.15)%	22%
$24.43	52.69%	$1.0	2.47%	1.97%	(0.26)%	31%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Mid Cap Intrinsic Value Fund (cont’d)
Class R3
2/28/2026 (Unaudited)	$27.39	$(0.00)	$3.21	$3.21	$(0.12)	$(2.71)	$—	$(2.83)
8/31/2025	$27.31	$0.10	$1.49	$1.59	$(0.05)	$(1.46)	$—	$(1.51)
8/31/2024	$24.26	$0.03	$3.38	$3.41	$(0.02)	$(0.34)	$—	$(0.36)
8/31/2023	$23.56	$0.12	$0.67	$0.79	$(0.09)	$—	$—	$(0.09)
8/31/2022	$24.59	$0.09	$(1.10)	$(1.01)	$(0.02)	$—	$—	$(0.02)
8/31/2021[o]	$16.03	$0.05	$8.51	$8.56	$—	$—	$—	$—

Class R6
2/28/2026 (Unaudited)	$27.49	$0.09	$3.23	$3.32	$(0.31)	$(2.71)	$—	$(3.02)
8/31/2025	$27.39	$0.29	$1.49	$1.78	$(0.22)	$(1.46)	$—	$(1.68)
8/31/2024	$24.34	$0.24	$3.35	$3.59	$(0.20)	$(0.34)	$—	$(0.54)
8/31/2023	$23.64	$0.29	$0.67	$0.96	$(0.26)	$—	$—	$(0.26)
8/31/2022	$24.65	$0.26	$(1.09)	$(0.83)	$(0.18)	$—	$—	$(0.18)
8/31/2021[o]	$16.03	$0.20	$8.50	$8.70	$(0.08)	$—	$—	$(0.08)

Multi-Cap Opportunities Fund
Institutional Class
2/28/2026 (Unaudited)	$11.31	$0.00	$0.61	$0.61	$(0.00)	$(0.08)	$—	$(0.08)
8/31/2025	$10.37	$0.02	$1.22	$1.24	$(0.01)	$(0.29)	$—	$(0.30)
8/31/2024	$10.17	$0.03	$2.16	$2.19	$(0.01)	$(1.98)	$—	$(1.99)
8/31/2023	$11.71	$0.03	$1.18	$1.21	$(0.04)	$(2.71)	$—	$(2.75)
8/31/2022	$18.55	$0.04	$(2.00)	$(1.96)	$(0.05)	$(4.83)	$—	$(4.88)
8/31/2021[o]	$17.03	$0.05	$5.17	$5.22	$(0.05)	$(3.65)	$—	$(3.70)

Class A
2/28/2026 (Unaudited)	$11.24	$(0.02)	$0.61	$0.59	$—	$(0.08)	$—	$(0.08)
8/31/2025	$10.34	$(0.02)	$1.21	$1.19	$—	$(0.29)	$—	$(0.29)
8/31/2024	$10.16	$(0.01)	$2.17	$2.16	$—	$(1.98)	$—	$(1.98)
8/31/2023	$11.71	$(0.01)	$1.18	$1.17	$(0.01)	$(2.71)	$—	$(2.72)
8/31/2022	$18.55	$(0.01)	$(1.99)	$(2.00)	$(0.01)	$(4.83)	$—	$(4.84)
8/31/2021[o]	$17.05	$(0.01)	$5.16	$5.15	$—	$(3.65)	$—	$(3.65)

See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$27.77	12.30%[e]	$0.5	2.14%[f]	1.47%[f]	(0.03)%[f]	15%[e]
$27.39	5.86%	$0.5	2.11%	1.46%	0.39%	16%
$27.31	14.19%	$0.5	2.06%	1.46%	0.13%	29%
$24.26	3.36%	$0.4	2.01%	1.46%	0.52%	15%
$23.56	(4.11)%	$0.7	1.94%	1.46%	0.35%	22%
$24.59	53.42%	$0.8	1.98%	1.47%	0.22%	31%

$27.79	12.71%[e]	$0.0	2.41%[f]	0.75%[f]	0.64%[f]	15%[e]
$27.49	6.56%	$0.0	2.65%	0.75%	1.11%	16%
$27.39	14.98%	$0.0	1.72%	0.75%	0.95%	29%
$24.34	4.11%	$0.0	1.71%	0.75%	1.20%	15%
$23.64	(3.42)%	$0.0	1.55%	0.75%	1.06%	22%
$24.65	54.45%	$0.0	1.72%	0.76%	0.94%	31%

$11.84	5.41%[e]	$100.3	0.89%[f]	0.89%[f]	0.07%[f]	17%[e]
$11.31	12.15%	$102.0	0.88%	0.88%	0.21%	36%
$10.37	25.56%	$112.9	0.88%	0.88%	0.26%	25%
$10.17	12.81%	$126.8	0.87%	0.87%	0.30%	14%
$11.71	(14.66)%	$208.9	0.82%	0.82%	0.28%	16%
$18.55	36.24%	$490.7	0.81%	0.81%	0.33%	15%

$11.75	5.24%[e]	$28.2	1.26%[f]	1.26%[f]	(0.31)%[f]	17%[e]
$11.24	11.65%	$28.7	1.25%	1.25%	(0.16)%	36%
$10.34	25.15%	$31.0	1.25%	1.25%	(0.11)%	25%
$10.16	12.37%	$33.3	1.25%	1.25%	(0.08)%	14%
$11.71	(14.92)%	$41.2	1.19%	1.19%	(0.06)%	16%
$18.55	35.69%	$53.1	1.18%	1.18%	(0.04)%	15%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Multi-Cap Opportunities Fund (cont’d)
Class C
2/28/2026 (Unaudited)	$10.42	$(0.06)	$0.56	$0.50	$—	$(0.08)	$—	$(0.08)
8/31/2025	$9.67	$(0.09)	$1.13	$1.04	$—	$(0.29)	$—	$(0.29)
8/31/2024	$9.69	$(0.08)	$2.04	$1.96	$—	$(1.98)	$—	$(1.98)
8/31/2023	$11.35	$(0.08)	$1.13	$1.05	$—	$(2.71)	$—	$(2.71)
8/31/2022	$18.23	$(0.11)	$(1.94)	$(2.05)	$—	$(4.83)	$—	$(4.83)
8/31/2021[o]	$16.92	$(0.13)	$5.09	$4.96	$—	$(3.65)	$—	$(3.65)

Class E
2/28/2026 (Unaudited)	$11.28	$0.05	$0.60	$0.65	$(0.06)	$(0.08)	$—	$(0.14)
8/31/2025	$10.35	$0.10	$1.21	$1.31	$(0.09)	$(0.29)	$—	$(0.38)
8/31/2024	$10.17	$0.10	$2.17	$2.27	$(0.11)	$(1.98)	$—	$(2.09)
8/31/2023	$11.76	$0.11	$1.18	$1.29	$(0.17)	$(2.71)	$—	$(2.88)
Period from 1/11/2022[k] to 8/31/2022	$13.99	$0.09	$(2.32)	$(2.23)	$—	$—	$—	$—

Quality Equity Fund
Investor Class
2/28/2026 (Unaudited)	$52.83	$0.03	$5.17	$5.20	$—	$(1.32)	$—	$(1.32)
8/31/2025	$48.55	$(0.01)	$7.16	$7.15	$—	$(2.87)	$—	$(2.87)
8/31/2024	$40.54	$0.02	$11.90	$11.92	$(0.10)	$(3.81)	$—	$(3.91)
8/31/2023	$38.86	$0.14	$5.05	$5.19	$(0.01)	$(3.50)	$—	$(3.51)
8/31/2022	$49.85	$0.18	$(6.29)	$(6.11)	$(0.34)	$(4.54)	$—	$(4.88)
8/31/2021[o]	$39.44	$0.18	$12.84	$13.02	$(0.26)	$(2.35)	$—	$(2.61)

Trust Class
2/28/2026 (Unaudited)	$52.68	$(0.02)	$5.15	$5.13	$—	$(1.32)	$—	$(1.32)
8/31/2025	$48.51	$(0.10)	$7.14	$7.04	$—	$(2.87)	$—	$(2.87)
8/31/2024	$40.52	$(0.06)	$11.91	$11.85	$(0.05)	$(3.81)	$—	$(3.86)
8/31/2023	$38.91	$0.07	$5.04	$5.11	$—	$(3.50)	$—	$(3.50)
8/31/2022	$49.90	$0.10	$(6.30)	$(6.20)	$(0.25)	$(4.54)	$—	$(4.79)
8/31/2021[o]	$39.47	$0.10	$12.85	$12.95	$(0.17)	$(2.35)	$—	$(2.52)

Institutional Class
2/28/2026 (Unaudited)	$52.76	$0.08	$5.16	$5.24	$(0.01)	$(1.32)	$—	$(1.33)
8/31/2025	$48.46	$0.08	$7.14	$7.22	$(0.05)	$(2.87)	$—	$(2.92)
8/31/2024	$40.45	$0.10	$11.88	$11.98	$(0.16)	$(3.81)	$—	$(3.97)
8/31/2023	$38.79	$0.20	$5.04	$5.24	$(0.08)	$(3.50)	$—	$(3.58)
8/31/2022	$49.78	$0.25	$(6.27)	$(6.02)	$(0.43)	$(4.54)	$—	$(4.97)
8/31/2021[o]	$39.40	$0.26	$12.81	$13.07	$(0.34)	$(2.35)	$—	$(2.69)

See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$10.84	4.79%[e]	$7.4	2.01%[f]	2.01%[f]	(1.05)%[f]	17%[e]
$10.42	10.90%	$7.9	2.00%	2.00%	(0.90)%	36%
$9.67	24.19%	$10.4	2.00%	2.00%	(0.85)%	25%
$9.69	11.63%	$12.0	1.99%	1.99%	(0.82)%	14%
$11.35	(15.58)%	$15.6	1.94%	1.94%	(0.82)%	16%
$18.23	34.66%	$27.2	1.93%	1.93%	(0.78)%	15%

$11.79	5.80%[e]	$115.6	0.73%[f]	0.13%[f]	0.82%[f]	17%[e]
$11.28	12.96%	$111.4	0.73%	0.13%	0.96%	36%
$10.35	26.58%	$97.8	0.73%	0.13%	1.01%	25%
$10.17	13.70%	$81.4	0.72%	0.12%	1.05%	14%
$11.76	(15.94)%[e]	$71.6	0.69%[f]	0.10%[f]	1.11%[f]	16%[l]

$56.71	9.88%[e]	$474.4	0.83%[f]	0.83%[f]	0.11%[f]	7%[e]
$52.83	15.01%	$434.8	0.86%	0.86%	(0.02)%	10%
$48.55	31.60%	$421.1	0.88%	0.88%	0.05%	8%
$40.54	14.74%	$354.8	0.87%	0.87%	0.36%	20%
$38.86	(13.70)%	$346.2	0.85%	0.85%	0.40%	14%
$49.85	34.45%	$437.8	0.84%	0.84%	0.40%	16%

$56.49	9.78%[e]	$121.5	1.02%[f]	1.02%[f]	(0.08)%[f]	7%[e]
$52.68	14.79%	$120.7	1.03%	1.03%	(0.19)%	10%
$48.51	31.40%	$136.4	1.06%	1.06%	(0.13)%	8%
$40.52	14.49%	$108.8	1.05%	1.05%	0.18%	20%
$38.91	(13.85)%	$108.5	1.03%	1.03%	0.22%	14%
$49.90	34.21%	$148.7	1.02%	1.02%	0.23%	16%

$56.67	9.98%[e]	$1,494.5	0.66%[f]	0.66%[f]	0.29%[f]	7%[e]
$52.76	15.19%	$969.0	0.68%	0.68%	0.16%	10%
$48.46	31.86%	$645.2	0.70%	0.70%	0.22%	8%
$40.45	14.92%	$561.9	0.70%	0.70%	0.53%	20%
$38.79	(13.55)%	$608.2	0.68%	0.68%	0.57%	14%
$49.78	34.68%	$896.3	0.67%	0.67%	0.58%	16%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Quality Equity Fund (cont’d)
Class A
2/28/2026 (Unaudited)	$52.54	$(0.02)	$5.14	$5.12	$—	$(1.32)	$—	$(1.32)
8/31/2025	$48.40	$(0.10)	$7.11	$7.01	$—	$(2.87)	$—	$(2.87)
8/31/2024	$40.44	$(0.06)	$11.88	$11.82	$(0.05)	$(3.81)	$—	$(3.86)
8/31/2023	$38.84	$0.06	$5.04	$5.10	$—	$(3.50)	$—	$(3.50)
8/31/2022	$49.84	$0.09	$(6.28)	$(6.19)	$(0.27)	$(4.54)	$—	$(4.81)
8/31/2021[o]	$39.43	$0.10	$12.83	$12.93	$(0.17)	$(2.35)	$—	$(2.52)

Class C
2/28/2026 (Unaudited)	$50.09	$(0.21)	$4.89	$4.68	$—	$(1.32)	$—	$(1.32)
8/31/2025	$46.60	$(0.45)	$6.81	$6.36	$—	$(2.87)	$—	$(2.87)
8/31/2024	$39.30	$(0.37)	$11.48	$11.11	$—	$(3.81)	$—	$(3.81)
8/31/2023	$38.11	$(0.21)	$4.90	$4.69	$—	$(3.50)	$—	$(3.50)
8/31/2022	$49.19	$(0.24)	$(6.17)	$(6.41)	$—	$(4.67)	$—	$(4.67)
8/31/2021[o]	$39.07	$(0.23)	$12.70	$12.47	$—	$(2.35)	$—	$(2.35)

Class R3
2/28/2026 (Unaudited)	$52.17	$(0.09)	$5.11	$5.02	$—	$(1.32)	$—	$(1.32)
8/31/2025	$48.19	$(0.23)	$7.08	$6.85	$—	$(2.87)	$—	$(2.87)
8/31/2024	$40.34	$(0.17)	$11.83	$11.66	$—	$(3.81)	$—	$(3.81)
8/31/2023	$38.84	$(0.03)	$5.03	$5.00	$—	$(3.50)	$—	$(3.50)
8/31/2022	$49.82	$(0.02)	$(6.29)	$(6.31)	$—	$(4.67)	$—	$(4.67)
8/31/2021[o]	$39.41	$(0.01)	$12.84	$12.83	$(0.07)	$(2.35)	$—	$(2.42)

Class R6
2/28/2026 (Unaudited)	$52.78	$0.10	$5.17	$5.27	$(0.07)	$(1.32)	$—	$(1.39)
8/31/2025	$48.45	$0.12	$7.15	$7.27	$(0.07)	$(2.87)	$—	$(2.94)
8/31/2024	$40.45	$0.14	$11.87	$12.01	$(0.20)	$(3.81)	$—	$(4.01)
8/31/2023	$38.80	$0.24	$5.03	$5.27	$(0.12)	$(3.50)	$—	$(3.62)
8/31/2022	$49.79	$0.29	$(6.27)	$(5.98)	$(0.47)	$(4.54)	$—	$(5.01)
8/31/2021[o]	$39.41	$0.30	$12.82	$13.12	$(0.39)	$(2.35)	$—	$(2.74)

Class E
2/28/2026 (Unaudited)	$53.05	$0.25	$5.19	$5.44	$(0.38)	$(1.32)	$—	$(1.70)
8/31/2025	$48.59	$0.40	$7.18	$7.58	$(0.25)	$(2.87)	$—	$(3.12)
Period from 12/6/2023[k] to 8/31/2024	$41.86	$0.27	$10.51	$10.78	$(0.24)	$(3.81)	$—	$(4.05)

Real Estate Fund
Trust Class
2/28/2026 (Unaudited)	$13.89	$0.14	$0.82	$0.96	$(0.12)	$—	$—	$(0.12)
8/31/2025	$14.73	$0.26	$(0.82)	$(0.56)	$(0.26)	$—	$(0.02)	$(0.28)
8/31/2024	$12.33	$0.29	$2.38	$2.67	$(0.27)	$—	$—	$(0.27)
8/31/2023	$15.47	$0.31	$(1.87)	$(1.56)	$(0.27)	$(1.31)	$—	$(1.58)
8/31/2022	$18.10	$0.14	$(2.01)	$(1.87)	$(0.16)	$(0.60)	$—	$(0.76)
8/31/2021	$13.76	$0.21	$4.41	$4.62	$(0.20)	$(0.08)	$—	$(0.28)

See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$56.34	9.78%[e]	$225.9	1.03%[f]	1.03%[f]	(0.08)%[f]	7%[e]
$52.54	14.76%	$153.0	1.05%	1.05%	(0.21)%	10%
$48.40	31.39%	$137.7	1.07%	1.07%	(0.15)%	8%
$40.44	14.49%	$144.8	1.06%	1.06%	0.17%	20%
$38.84	(13.86)%	$133.1	1.04%	1.04%	0.21%	14%
$49.84	34.17%	$160.6	1.04%	1.04%	0.21%	16%

$53.45	9.38%[e]	$48.1	1.78%[f]	1.78%[f]	(0.83)%[f]	7%[e]
$50.09	13.90%	$34.4	1.80%	1.80%	(0.96)%	10%
$46.60	30.39%	$37.3	1.82%	1.82%	(0.89)%	8%
$39.30	13.64%	$33.7	1.82%	1.82%	(0.58)%	20%
$38.11	(14.49)%	$36.4	1.79%	1.79%	(0.55)%	14%
$49.19	33.19%	$48.0	1.79%	1.79%	(0.53)%	16%

$55.87	9.66%[e]	$16.4	1.28%[f]	1.28%[f]	(0.34)%[f]	7%[e]
$52.17	14.48%	$15.8	1.30%	1.30%	(0.46)%	10%
$48.19	31.01%	$17.2	1.32%	1.32%	(0.39)%	8%
$40.34	14.22%	$16.0	1.32%	1.32%	(0.08)%	20%
$38.84	(14.08)%	$18.6	1.30%	1.30%	(0.05)%	14%
$49.82	33.87%	$23.8	1.29%	1.29%	(0.03)%	16%

$56.66	10.03%[e]	$134.5	0.57%[f]	0.57%[f]	0.37%[f]	7%[e]
$52.78	15.30%	$128.0	0.59%	0.59%	0.25%	10%
$48.45	31.96%	$114.1	0.61%	0.61%	0.32%	8%
$40.45	15.03%	$111.1	0.60%	0.60%	0.64%	20%
$38.80	(13.47)%	$174.4	0.58%	0.58%	0.66%	14%
$49.79	34.82%	$264.3	0.57%	0.57%	0.68%	16%

$56.79	10.31%[e]	$59.9	0.51%[f]	0.04%[f]	0.91%[f]	7%[e]
$53.05	15.94%	$40.7	0.53%	0.05%	0.80%	10%
$48.59	28.02%[e]	$27.0	0.57%[f]	0.08%[f]	0.84%[f]	8%[l]

$14.73	6.96%[e]	$63.5	1.41%[f]	1.04%[f]	2.06%[f]	19%[e]
$13.89	(3.84)%	$68.9	1.39%	1.04%	1.80%	57%
$14.73	22.09%	$92.2	1.39%	1.04%	2.26%	53%
$12.33	(10.02)%	$92.1	1.39%	1.04%	2.35%	38%
$15.47	(10.87)%	$127.4	1.37%	1.04%	0.80%	37%
$18.10	34.12%	$149.8	1.38%	1.04%	1.37%	22%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Real Estate Fund (cont’d)
Institutional Class
2/28/2026 (Unaudited)	$13.95	$0.15	$0.82	$0.97	$(0.13)	$—	$—	$(0.13)
8/31/2025	$14.80	$0.28	$(0.82)	$(0.54)	$(0.29)	$—	$(0.02)	$(0.31)
8/31/2024	$12.38	$0.31	$2.41	$2.72	$(0.30)	$—	$—	$(0.30)
8/31/2023	$15.52	$0.34	$(1.87)	$(1.53)	$(0.30)	$(1.31)	$—	$(1.61)
8/31/2022	$18.17	$0.17	$(2.03)	$(1.86)	$(0.19)	$(0.60)	$—	$(0.79)
8/31/2021	$13.81	$0.20	$4.47	$4.67	$(0.23)	$(0.08)	$—	$(0.31)

Class A
2/28/2026 (Unaudited)	$13.89	$0.13	$0.82	$0.95	$(0.11)	$—	$—	$(0.11)
8/31/2025	$14.74	$0.23	$(0.82)	$(0.59)	$(0.24)	$—	$(0.02)	$(0.26)
8/31/2024	$12.33	$0.27	$2.39	$2.66	$(0.25)	$—	$—	$(0.25)
8/31/2023	$15.47	$0.28	$(1.86)	$(1.58)	$(0.25)	$(1.31)	$—	$(1.56)
8/31/2022	$18.10	$0.11	$(2.01)	$(1.90)	$(0.13)	$(0.60)	$—	$(0.73)
8/31/2021	$13.76	$0.18	$4.41	$4.59	$(0.17)	$(0.08)	$—	$(0.25)

Class C
2/28/2026 (Unaudited)	$13.96	$0.08	$0.81	$0.89	$(0.05)	$—	$—	$(0.05)
8/31/2025	$14.80	$0.13	$(0.83)	$(0.70)	$(0.12)	$—	$(0.02)	$(0.14)
8/31/2024	$12.38	$0.17	$2.40	$2.57	$(0.15)	$—	$—	$(0.15)
8/31/2023	$15.51	$0.19	$(1.87)	$(1.68)	$(0.14)	$(1.31)	$—	$(1.45)
8/31/2022	$18.15	$(0.02)	$(2.02)	$(2.04)	$(0.00)	$(0.60)	$—	$(0.60)
8/31/2021	$13.79	$0.08	$4.42	$4.50	$(0.06)	$(0.08)	$—	$(0.14)

Class R3
2/28/2026 (Unaudited)	$13.86	$0.11	$0.81	$0.92	$(0.09)	$—	$—	$(0.09)
8/31/2025	$14.70	$0.20	$(0.82)	$(0.62)	$(0.20)	$—	$(0.02)	$(0.22)
8/31/2024	$12.31	$0.23	$2.38	$2.61	$(0.22)	$—	$—	$(0.22)
8/31/2023	$15.44	$0.25	$(1.85)	$(1.60)	$(0.22)	$(1.31)	$—	$(1.53)
8/31/2022	$18.06	$0.06	$(2.00)	$(1.94)	$(0.08)	$(0.60)	$—	$(0.68)
8/31/2021	$13.73	$0.15	$4.40	$4.55	$(0.14)	$(0.08)	$—	$(0.22)

Class R6
2/28/2026 (Unaudited)	$13.94	$0.16	$0.82	$0.98	$(0.14)	$—	$—	$(0.14)
8/31/2025	$14.78	$0.30	$(0.81)	$(0.51)	$(0.31)	$—	$(0.02)	$(0.33)
8/31/2024	$12.37	$0.32	$2.40	$2.72	$(0.31)	$—	$—	$(0.31)
8/31/2023	$15.52	$0.34	$(1.86)	$(1.52)	$(0.32)	$(1.31)	$—	$(1.63)
8/31/2022	$18.16	$0.19	$(2.02)	$(1.83)	$(0.21)	$(0.60)	$—	$(0.81)
8/31/2021	$13.81	$0.24	$4.43	$4.67	$(0.24)	$(0.08)	$—	$(0.32)

See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$14.79	7.04%[e]	$391.3	1.04%[f]	0.85%[f]	2.21%[f]	19%[e]
$13.95	(3.70)%	$379.9	1.03%	0.85%	1.98%	57%
$14.80	22.39%	$422.6	1.03%	0.85%	2.45%	53%
$12.38	(9.81)%	$450.0	1.03%	0.85%	2.56%	38%
$15.52	(10.76)%	$738.1	1.01%	0.85%	0.99%	37%
$18.17	34.40%	$706.9	1.02%	0.85%	1.32%	22%

$14.73	6.87%[e]	$50.1	1.41%[f]	1.21%[f]	1.87%[f]	19%[e]
$13.89	(4.05)%	$51.1	1.40%	1.21%	1.62%	57%
$14.74	21.96%	$58.4	1.40%	1.21%	2.09%	53%
$12.33	(10.18)%	$58.8	1.40%	1.21%	2.16%	38%
$15.47	(11.02)%	$78.4	1.38%	1.21%	0.62%	37%
$18.10	33.89%	$84.6	1.39%	1.21%	1.18%	22%

$14.80	6.40%[e]	$4.9	2.17%[f]	1.96%[f]	1.15%[f]	19%[e]
$13.96	(4.73)%	$5.5	2.16%	1.96%	0.88%	57%
$14.80	21.01%	$7.6	2.16%	1.96%	1.34%	53%
$12.38	(10.84)%	$8.1	2.16%	1.96%	1.42%	38%
$15.51	(11.72)%	$10.6	2.14%	1.96%	(0.13)%	37%
$18.15	32.94%	$11.2	2.15%	1.96%	0.56%	22%

$14.69	6.68%[e]	$11.4	1.67%[f]	1.46%[f]	1.64%[f]	19%[e]
$13.86	(4.24)%	$12.0	1.66%	1.46%	1.38%	57%
$14.70	21.55%	$15.1	1.66%	1.46%	1.81%	53%
$12.31	(10.37)%	$13.7	1.66%	1.46%	1.92%	38%
$15.44	(11.23)%	$16.9	1.63%	1.46%	0.36%	37%
$18.06	33.55%	$20.3	1.64%	1.46%	0.98%	22%

$14.78	7.10%[e]	$132.6	0.94%[f]	0.75%[f]	2.35%[f]	19%[e]
$13.94	(3.53)%	$146.3	0.93%	0.75%	2.09%	57%
$14.78	22.46%	$161.2	0.93%	0.75%	2.53%	53%
$12.37	(9.76)%	$152.7	0.94%	0.75%	2.60%	38%
$15.52	(10.62)%	$146.9	0.92%	0.75%	1.10%	37%
$18.16	34.45%	$167.9	0.93%	0.75%	1.59%	22%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Real Estate Fund (cont’d)
Class E
2/28/2026 (Unaudited)	$13.95	$0.20	$0.81	$1.01	$(0.18)	$—	$—	$(0.18)
8/31/2025	$14.79	$0.39	$(0.81)	$(0.42)	$(0.40)	$—	$(0.02)	$(0.42)
8/31/2024	$12.38	$0.41	$2.40	$2.81	$(0.40)	$—	$—	$(0.40)
8/31/2023	$15.53	$0.43	$(1.86)	$(1.43)	$(0.41)	$(1.31)	$—	$(1.72)
Period from 1/11/2022[k] to 8/31/2022	$18.24	$0.11	$(2.60)	$(2.49)	$(0.12)	$(0.10)	$—	$(0.22)

Small Cap Growth Fund
Investor Class
2/28/2026 (Unaudited)	$50.83	$(0.15)	$5.97	$5.82	$—	$(3.45)	$—	$(3.45)
8/31/2025	$50.37	$(0.22)	$0.91	$0.69	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.48	$(0.22)	$12.11	$11.89	$—	$—	$—	$—
8/31/2023	$37.93	$(0.18)	$0.73	$0.55	$—	$—	$—	$—
8/31/2022	$56.71	$(0.28)	$(9.57)	$(9.85)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o]	$44.81	$(0.45)	$12.93	$12.48	$—	$(0.58)	$—	$(0.58)

Trust Class
2/28/2026 (Unaudited)	$50.30	$(0.21)	$5.91	$5.70	$—	$(3.45)	$—	$(3.45)
8/31/2025	$49.97	$(0.34)	$0.90	$0.56	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.27	$(0.32)	$12.02	$11.70	$—	$—	$—	$—
8/31/2023	$37.81	$(0.27)	$0.73	$0.46	$—	$—	$—	$—
8/31/2022	$56.68	$(0.39)	$(9.55)	$(9.94)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.87	$(0.56)	$12.95	$12.39	$—	$(0.58)	$—	$(0.58)

Advisor Class
2/28/2026 (Unaudited)	$49.97	$(0.25)	$5.87	$5.62	$—	$(3.45)	$—	$(3.45)
8/31/2025	$49.72	$(0.41)	$0.89	$0.48	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.14	$(0.38)	$11.96	$11.58	$—	$—	$—	$—
8/31/2023	$37.73	$(0.33)	$0.74	$0.41	$—	$—	$—	$—
8/31/2022	$56.66	$(0.46)	$(9.54)	$(10.00)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.93	$(0.64)	$12.95	$12.31	$—	$(0.58)	$—	$(0.58)

Institutional Class
2/28/2026 (Unaudited)	$51.08	$(0.12)	$6.00	$5.88	$—	$(3.45)	$—	$(3.45)
8/31/2025	$50.56	$(0.17)	$0.92	$0.75	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.59	$(0.17)	$12.14	$11.97	$—	$—	$—	$—
8/31/2023	$37.99	$(0.14)	$0.74	$0.60	$—	$—	$—	$—
8/31/2022	$56.73	$(0.24)	$(9.57)	$(9.81)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.74	$(0.36)	$12.93	$12.57	$—	$(0.58)	$—	$(0.58)

See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$14.78	7.40%[e]	$18.4	0.89%[f]	0.09%[f]	2.97%[f]	19%[e]
$13.95	(2.88)%	$17.1	0.88%	0.08%	2.76%	57%
$14.79	23.28%	$19.3	0.88%	0.08%	3.20%	53%
$12.38	(9.10)%	$16.1	0.88%	0.08%	3.30%	38%
$15.53	(13.67)%	$19.0	0.88%[f]	0.08%[f]	1.00%[f]	37%[l]

$53.20	11.65%[e]	$71.6	1.26%[f]	1.01%[f]	(0.54)%[f]	104%[e]
$50.83	1.35%	$67.2	1.30%	1.01%	(0.45)%	150%
$50.37	30.90%	$71.7	1.33%	1.01%	(0.52)%	131%
$38.48	1.45%	$59.7	1.32%	1.01%	(0.49)%	129%
$37.93	(19.94)%	$62.8	1.32%	1.01%	(0.63)%	121%
$56.71	27.95%	$85.7	1.28%	1.07%	(0.85)%	127%

$52.55	11.53%[e]	$3.8	1.48%[f]	1.25%[f]	(0.78)%[f]	104%[e]
$50.30	1.10%	$4.0	1.47%	1.25%	(0.69)%	150%
$49.97	30.57%	$4.4	1.50%	1.25%	(0.76)%	131%
$38.27	1.22%	$3.5	1.50%	1.25%	(0.73)%	129%
$37.81	(20.14)%	$3.9	1.49%	1.25%	(0.87)%	121%
$56.68	27.70%	$5.4	1.47%	1.27%	(1.04)%	127%

$52.14	11.44%[e]	$1.6	1.74%[f]	1.40%[f]	(0.93)%[f]	104%[e]
$49.97	0.94%	$1.4	1.65%	1.40%	(0.85)%	150%
$49.72	30.36%	$1.8	1.67%	1.40%	(0.91)%	131%
$38.14	1.09%	$1.9	1.67%	1.40%	(0.88)%	129%
$37.73	(20.26)%	$2.6	1.64%	1.40%	(1.02)%	121%
$56.66	27.50%	$3.9	1.63%	1.42%	(1.19)%	127%

$53.51	11.71%[e]	$227.7	1.07%[f]	0.90%[f]	(0.43)%[f]	104%[e]
$51.08	1.46%	$221.3	1.10%	0.90%	(0.34)%	150%
$50.56	31.02%	$195.2	1.12%	0.90%	(0.40)%	131%
$38.59	1.58%	$156.2	1.13%	0.90%	(0.38)%	129%
$37.99	(19.86)%	$146.5	1.13%	0.90%	(0.53)%	121%
$56.73	28.18%	$235.8	1.09%	0.90%	(0.68)%	127%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Small Cap Growth Fund (cont’d)
Class A
2/28/2026 (Unaudited)	$50.28	$(0.21)	$5.90	$5.69	$—	$(3.45)	$—	$(3.45)
8/31/2025	$49.96	$(0.34)	$0.89	$0.55	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.27	$(0.32)	$12.01	$11.69	$—	$—	$—	$—
8/31/2023	$37.81	$(0.27)	$0.73	$0.46	$—	$—	$—	$—
8/31/2022	$56.68	$(0.39)	$(9.55)	$(9.94)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.88	$(0.56)	$12.94	$12.38	$—	$(0.58)	$—	$(0.58)

Class C
2/28/2026 (Unaudited)	$48.66	$(0.40)	$5.71	$5.31	$—	$(3.45)	$—	$(3.45)
8/31/2025	$48.72	$(0.68)	$0.85	$0.17	$—	$(0.23)	$—	$(0.23)
8/31/2024	$37.60	$(0.62)	$11.74	$11.12	$—	$—	$—	$—
8/31/2023	$37.43	$(0.54)	$0.71	$0.17	$—	$—	$—	$—
8/31/2022	$56.58	$(0.73)	$(9.49)	$(10.22)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$45.14	$(0.97)	$12.99	$12.02	$—	$(0.58)	$—	$(0.58)

Class R3
2/28/2026 (Unaudited)	$49.74	$(0.27)	$5.83	$5.56	$—	$(3.45)	$—	$(3.45)
8/31/2025	$49.55	$(0.45)	$0.87	$0.42	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.05	$(0.42)	$11.92	$11.50	$—	$—	$—	$—
8/31/2023	$37.68	$(0.36)	$0.73	$0.37	$—	$—	$—	$—
8/31/2022	$56.65	$(0.50)	$(9.54)	$(10.04)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.97	$(0.70)	$12.96	$12.26	$—	$(0.58)	$—	$(0.58)

Class R6
2/28/2026 (Unaudited)	$51.30	$(0.09)	$6.03	$5.94	$—	$(3.45)	$—	$(3.45)
8/31/2025	$50.73	$(0.12)	$0.92	$0.80	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.68	$(0.13)	$12.18	$12.05	$—	$—	$—	$—
8/31/2023	$38.04	$(0.10)	$0.74	$0.64	$—	$—	$—	$—
8/31/2022	$56.74	$(0.18)	$(9.59)	$(9.77)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.71	$(0.31)	$12.92	$12.61	$—	$(0.58)	$—	$(0.58)

See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$52.52	11.51%[e]	$21.5	1.46%[f]	1.26%[f]	(0.79)%[f]	104%[e]
$50.28	1.08%	$20.2	1.50%	1.26%	(0.70)%	150%
$49.96	30.55%	$21.1	1.52%	1.26%	(0.77)%	131%
$38.27	1.22%	$16.9	1.53%	1.26%	(0.73)%	129%
$37.81	(20.14)%	$18.2	1.53%	1.26%	(0.88)%	121%
$56.68	27.69%	$26.5	1.49%	1.26%	(1.04)%	127%

$50.52	11.10%[e]	$6.1	2.18%[f]	2.01%[f]	(1.54)%[f]	104%[e]
$48.66	0.33%	$6.3	2.21%	2.01%	(1.45)%	150%
$48.72	29.57%	$6.3	2.24%	2.01%	(1.51)%	131%
$37.60	0.45%	$4.3	2.24%	2.01%	(1.49)%	129%
$37.43	(20.74)%	$4.2	2.25%	2.01%	(1.64)%	121%
$56.58	26.75%	$6.6	2.21%	2.01%	(1.79)%	127%

$51.85	11.37%[e]	$16.4	1.74%[f]	1.51%[f]	(1.04)%[f]	104%[e]
$49.74	0.83%	$16.6	1.73%	1.51%	(0.95)%	150%
$49.55	30.22%	$10.6	1.76%	1.51%	(1.02)%	131%
$38.05	0.98%	$8.4	1.76%	1.51%	(0.99)%	129%
$37.68	(20.35)%	$5.4	1.77%	1.51%	(1.13)%	121%
$56.65	27.38%	$6.0	1.74%	1.51%	(1.29)%	127%

$53.79	11.78%[e]	$131.5	0.97%[f]	0.80%[f]	(0.33)%[f]	104%[e]
$51.30	1.56%	$125.8	1.00%	0.80%	(0.23)%	150%
$50.73	31.15%	$102.1	1.03%	0.80%	(0.31)%	131%
$38.68	1.68%	$89.0	1.03%	0.80%	(0.27)%	129%
$38.04	(19.78)%	$77.7	1.05%	0.80%	(0.42)%	121%
$56.74	28.29%	$53.1	0.99%	0.80%	(0.58)%	127%

Notes to Financial Highlights Equity Funds (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each
Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted.
Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

c
The class action proceeds listed in Note A of the Notes to Financial Statements, if any, had no impact on the
Funds’ total returns for the six months ended February 28, 2026. Except for the Fund classes listed below, the class action proceeds received in 2025, 2024, 2023, 2022, and/or 2021, if any, had no impact on the
Funds’ total returns for the years ended August 31, 2025, 2024, 2023, 2022, and/or 2021. Had the Fund
classes listed below not received class action proceeds in 2025, 2024, 2023, 2022, and/or 2021, total return based on per share NAV for the years ended August 31, 2025, 2024, 2023, 2022, and/or 2021 would have been:

	Year Ended August 31,
	2025	2024	2023	2022	2021
International Equity Investor Class	—	—	—	—	28.10%
International Equity Trust Class	—	—	—	—	28.02%
International Equity Institutional Class	—	—	—	—	28.30%
International Equity Class A	—	—	—	—	27.90%
International Equity Class C	—	—	—	—	26.92%
International Equity Class R6	—	—	—	—	28.42%
International Select Trust Class	—	—	—	—	27.98%
International Select Institutional Class	—	—	—	—	28.42%
International Select Class A	—	—	—	—	28.00%
International Select Class C	—	—	—	—	26.96%
International Select Class R3	—	—	—	—	27.59%
International Select Class R6	—	—	—	—	28.43%
Large Cap Value Investor Class	—	—	—	—	49.98%
Large Cap Value Trust Class	—	—	—	—	49.69%
Large Cap Value Advisor Class	—	—	—	—	49.41%
Large Cap Value Class A	—	—	—	—	49.63%
Large Cap Value Class R3	—	—	—	—	49.23%
Mid Cap Intrinsic Value Investor Class	—	14.66%	3.80%	—	—
Mid Cap Intrinsic Value Trust Class	—	14.37%	3.57%	—	—
Mid Cap Intrinsic Value Institutional Class	—	14.76%	3.91%	—	—
Mid Cap Intrinsic Value Class A	—	14.39%	3.56%	—	—
Mid Cap Intrinsic Value Class C	—	13.53%	2.76%	—	—
Mid Cap Intrinsic Value Class R3	—	14.10%	3.23%	—	—
Mid Cap Intrinsic Value Class R6	—	14.68%	4.03%	—	—
Multi-Cap Opportunities Institutional Class	11.95%	25.44%	12.26%	(15.17)%	36.16%

Notes to Financial Highlights Equity Funds (Unaudited)  (cont’d)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Multi-Cap Opportunities Class A	11.46%	—	11.93%	(15.43)%	—
Multi-Cap Opportunities Class C	10.68%	24.07%	11.17%	(16.11)%	—
Multi-Cap Opportunities Class E	12.86%	—	13.37%	(16.37)%	—
Quality Equity Investor Class	—	31.54%	—	—	—
Quality Equity Trust Class	—	31.35%	—	—	—
Quality Equity Institutional Class	—	31.81%	—	—	—
Quality Equity Class A	—	31.34%	—	—	—
Quality Equity Class C	—	30.33%	—	—	—
Quality Equity Class R3	—	30.95%	—	—	—
Quality Equity Class R6	—	31.91%	—	—	—
Quality Equity Class E	—	27.96% (1)	—	—	—
Small Cap Growth Investor Class	—	—	—	—	27.90%
Small Cap Growth Trust Class	—	—	—	—	27.66%
Small Cap Growth Advisor Class	—	—	—	—	27.46%
Small Cap Growth Institutional Class	—	—	—	—	28.16%
Small Cap Growth Class A	—	—	—	—	27.64%
Small Cap Growth Class C	—	—	—	—	26.71%
Small Cap Growth Class R3	—	—	—	—	27.36%
Small Cap Growth Class R6	—	—	—	—	28.25%

(1) Not annualized.

d	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
e	Not annualized.
f	Annualized.
g
Represents the annualized ratio of net expenses to average daily net assets after utilization of the line of credit by Emerging Markets Equity (2024), International Select (2024) and Intrinsic Value (2024) and/or
reimbursement of expenses and/or waiver of a portion of the investment management fee by Management.
Had Emerging Markets Equity, International Select and Intrinsic Value not utilized the line of credit, the annualized ratios of net expenses to average daily net assets would have been:

Year Ended August 31,
2024
Emerging Markets Equity Institutional Class	1.15%
Emerging Markets Equity Class A	1.40%
Emerging Markets Equity Class C	2.15%
Emerging Markets Equity Class R3	1.81%
Emerging Markets Equity Class R6	1.05%
International Select Trust Class	1.15%
International Select Institutional Class	0.80%
International Select Class A	1.16%
International Select Class C	1.91%

Notes to Financial Highlights Equity Funds (Unaudited)  (cont’d)

Year Ended August 31,
2024
International Select Class R3	1.41%
International Select Class R6	0.70%
Intrinsic Value Institutional Class	0.95%
Intrinsic Value Class A	1.31%
Intrinsic Value Class C	2.06%
Intrinsic Value Class R6	0.86%

h
After repayment of expenses previously reimbursed and/or fees previously waived pursuant to the terms of the contractual expense limitation agreements by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Six Months Ended February 28,	Year Ended August 31,
	2026	2025	2023	2022	2021
Emerging Markets Equity Institutional Class	—	—	—	—	1.21%
Emerging Markets Equity Class R3	—	—	—	—	1.90%
Emerging Markets Equity Class R6	—	—	—	—	1.10%
Focus Institutional Class	0.73%	0.74%	—	—	0.74%
Focus Class A	1.11%	—	—	—	1.11%
Intrinsic Value Institutional Class	—	—	—	0.96%	0.99%
Intrinsic Value Class A	—	—	1.32%	1.33%	—
Intrinsic Value Class C	—	—	2.06%	2.07%	2.11%
Intrinsic Value Class R6	—	—	—	—	0.89%
Large Cap Growth Class R3	—	—	1.35%	1.34%	—
Large Cap Growth Class R6	—	0.55%	0.59%	—	—

i	Includes ECJ tax reclaims. Without these, net investment income per share would have been:

	Year Ended August 31,
	2025	2024
Equity Income Institutional Class	$0.29	—
Equity Income Class A	$0.23	—
Equity Income Class C	$0.13	—
Equity Income Class R3	$0.19	—
Equity Income Class E	$0.38	—
International Equity Investor Class	—	$0.18
International Equity Trust Class	—	$0.17
International Equity Institutional Class	—	$0.21
International Equity Class A	—	$0.16
International Equity Class C	—	$0.06
International Equity Class R6	—	$0.23

Notes to Financial Highlights Equity Funds (Unaudited)  (cont’d)

	Year Ended August 31,
	2025	2024
International Equity Class E	—	$0.31

Includes ECJ tax reclaims. Without these, the ratio of net investment income to average net assets would have been:

Year Ended August 31,
	2025	2024
Equity Income Institutional Class	2.01%	—
Equity Income Class A	1.65%	—
Equity Income Class C	0.90%	—
Equity Income Class R3	1.38%	—
Equity Income Class E	2.68%	—
International Equity Investor Class	—	1.43%
International Equity Trust Class	—	1.37%
International Equity Institutional Class	—	1.63%
International Equity Class A	—	1.27%
International Equity Class C	—	0.45%
International Equity Class R6	—	1.79%
International Equity Class E	—	2.47%

j	Had the Fund not received ECJ tax reclaim income, the total return based on per share NAV would have been:

Year Ended August 31,
	2025	2024
Equity Income Institutional Class	12.19%	—
Equity Income Class A	11.85%	—
Equity Income Class C	11.00%	—
Equity Income Class R3	11.52%	—
Equity Income Class E	12.93%	—
International Equity Investor Class	—	20.44%
International Equity Trust Class	—	20.39%
International Equity Institutional Class	—	20.66%
International Equity Class A	—	20.31%
International Equity Class C	—	19.30%
International Equity Class R6	—	20.88%
International Equity Class E	—	21.75%

k	The date investment operations commenced.
l
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended
August 31, 2024 for Quality Equity and for the year ended August 31, 2022, for Equity Income, Genesis,
International Equity, Large Cap Value, Multi-Cap Opportunities and Real Estate.

m
After the close of business on October 10, 2025, the Funds’ applicable classes underwent a stock split or reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split.

Notes to Financial Highlights Equity Funds (Unaudited)  (cont’d)

n	Includes ECJ tax reclaims professional fees. Without these, the ratio of net expenses to average daily net assets would have been:

Year Ended August 31,
2024
International Equity Investor Class	1.07%
International Equity Trust Class	1.13%
International Equity Institutional Class	0.85%
International Equity Class A	1.21%
International Equity Class C	1.96%
International Equity Class R6	0.75%
International Equity Class E	0.06%

o	This information has been audited by a different independent public accounting firm.
p	Consolidated financial highlights. See Note A in the Notes to Consolidated Financial Statements.
q
After the close of business on July 23, 2021, the Funds’ applicable classes underwent a stock split or reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split.

Directory

Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Shareholder Servicing Agent
SS&C Global Investor & Distribution Solutions, Inc.
801 Pennsylvania Avenue, Suite 219189
Kansas City, MO 64105-1307
For Investor, Trust, Advisor & Institutional Class Shareholders address correspondence to:
Neuberger Funds
PO Box 219189
Kansas City, MO 64121-9189
Shareholder Services 800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
For Class A, Class C, Class R3 and Class R6 Shareholders:
Please contact your investment provider
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Changes in and Disagreements with Accountants for Open-end Management Investment Companies
No changes and/or disagreements occurred in the current reporting period.
Proxy Disclosures for Open-end Management Investment Companies
During the period covered by this report, there were no matters submitted to the Funds' shareholders through the solicitation of proxies or otherwise.
Board Consideration of the Management Agreements
On an annual basis, the Board of Trustees (the "Board" or "Trustees") of Neuberger Berman Equity Funds (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Neuberger Berman Investment Advisers LLC (with its affiliates, "Management"), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act"), ("Independent Fund Trustees"), considers whether to continue the management agreements with Management (the "Agreements") with respect to each series (each a "Fund"). Throughout the process, the Independent Fund Trustees are advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel"). At a meeting held on October 9, 2025, the Board, including the Independent Fund Trustees, approved the continuation of the Agreements for each Fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each Fund and its shareholders; (ii) a comparison of each Fund’s performance, fees and expenses relative to its benchmark, various peers or similar accounts, as applicable; (iii) the costs of the services provided by, and the estimated profit or loss to Management from its relationships with each Fund; (iv) any apparent or anticipated economies of scale in relation to the services Management provides to each Fund and whether any such economies of scale are shared with Fund shareholders; and (v) any "fall-out" benefits likely to accrue to Management and its affiliates from their relationship with each Fund.
In evaluating the Agreements with respect to each Fund, the Board, including the Independent Fund Trustees, reviewed extensive materials provided by Management in response to questions submitted by the Independent Fund Trustees and Independent Counsel, which the Contract Review Committee annually considers and updates. It also met with senior representatives of Management regarding its personnel, operations, and profitability as they relate to the Funds. The annual contract review extends over at least two regular meetings of the Board to allow Management additional time to respond to any questions the Independent Fund Trustees may have on their initial review of the materials and for the Independent Fund Trustees to consider those responses.
In connection with its deliberations, the Board also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year. In addition, the Board established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for the annual contract review. Those standing committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the annual contract review process.
The Independent Fund Trustees received from Independent Counsel a memorandum discussing the legal standards for their consideration of the proposed continuation of the Agreements. During the course of the year and during their deliberations regarding the annual contract review, the Contract Review Committee and the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
Provided below is a description of the Board’s contract approval process and material factors that the Board considered at its meetings regarding renewals of the Agreements and the compensation to be paid thereunder. In connection with its approval of the continuation of the Agreements, the Board evaluated the terms of the Agreements, the overall fairness of the Agreements to each Fund, and whether the Agreements were in the best interests of each respective Fund and its shareholders. The Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and in connection with the annual contract review. The Board considered each Fund’s investment management agreement separately from those of the other Funds.
This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreements to each Fund and, through the Fund, its shareholders.
Nature, Extent, and Quality of Services
With respect to the nature, extent, and quality of the services provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who perform services for the Funds. The Board noted that Management also provides certain administrative services, including fund accounting, compliance, and shareholder support services. The Board also considered Management’s policies and practices regarding brokerage, commissions, other trading costs, and allocation of portfolio transactions, and reviewed the quality of the execution services that Management had provided. The Board also reviewed Management’s use of brokers to execute Fund transactions that provide research services to Management. Moreover, the Board considered Management’s approach to potential conflicts of interest both generally and between the Funds’ investments and those of other funds or accounts managed by Management.
The Board recognized the extensive range of services that Management provides to the Funds beyond the investment management services. The Board noted that Management is also responsible for monitoring compliance with the Fund’s investment objectives, policies, and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management assumes significant ongoing entrepreneurial and business risks as the investment adviser and sponsor to the Funds, for which it is entitled to reasonable compensation. The Trustees also considered that Management’s responsibilities include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, legal, regulatory, and compliance risks as they relate to the Funds, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk.
The Board also reviewed and evaluated Management’s activities under its contractual obligation to oversee the Funds’ various outside service providers, including its renegotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management’s ongoing development of its own infrastructure and information technology to support the Funds through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio managers’ compensation and whether this structure provides appropriate incentives to act in the best interests of the Funds. The Board also considered the ability of Management to attract and retain qualified personnel to service the Funds and the ability to plan for succession.

Fund Performance
The Board requested a report from an outside consulting firm that specializes in the analysis of fund industry data that compared each Fund’s performance, along with its fees and other expenses, to various peers, including a group of industry peers ("Expense Group") and a broader universe of funds pursuing generally similar strategies with the same investment classification and/or objective ("Performance Universe"). The Board considered each Fund’s performance and fees in light of the limitations inherent in the consulting firm’s methodology for constructing such comparative groups and determining which investment companies should be included in the comparative groups, noting differences as compared to certain fund industry ranking and rating systems.
With respect to investment performance, the Board considered information regarding each Fund’s short-, intermediate- and long-term performance, as applicable, net of the Fund’s fees and expenses, on an absolute basis, relative to a benchmark index that does not deduct the fees or expenses of investing, and compared to the net performance of its Performance Universe. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers.
In the case of underperformance for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the Performance Universe and/or the benchmark (e.g., the amount by which a Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark).  For those Funds that the Board identified as having underperformed their benchmark indices and/or Performance Universe to an extent, or over a period of time, that the Board felt warranted additional inquiry, the Board discussed with Management each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that Management had taken, or intended to take, to improve performance.  The Board also considered Management’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance.
In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of the Agreements and that, after considering all relevant factors, it can determine to approve the continuation of the Agreements after its review of a Fund’s relative performance.
Fee Rates, Profitability, and Fall-out Benefits
With respect to the overall fairness of the Agreements, the Board considered the fee structure for each Fund under the Agreements as compared to the Expense Group provided by the consulting firm, as discussed above. The Board reviewed a comparison of each Fund’s management fee to its Expense Group. The Board noted that the comparative management fee analysis includes, in each Fund’s management fee, the separate administrative fees paid to Management. However, the Board noted that some funds in the Expense Group pay directly from fund assets for certain services that Management covers out of the administration fees for the Funds. Accordingly, the Board also considered each Fund’s total expense ratio as compared with its Expense Group as a way of taking account of these differences.
The Board compared each Fund’s contractual and actual management fees to the contractual and actual management fees, respectively, of that Fund’s Expense Group. (The actual management fees are the contractual management fees reduced by any fee waivers or other adjustments.) The Board also compared each Fund’s total expenses to the total expenses of that Fund’s Expense Group.  Where a Fund’s management fee or total expenses were relatively higher than the Expense Group, the Board considered whether specific portfolio management, administration or oversight needs contributed to the Fund’s management fee or total expenses.  The Board also noted that for some classes of certain Funds, the overall expense ratio is maintained through a contractual or voluntary fee cap and/or expense reimbursements by Management. The Board also considered the extent to which Management currently waives management fees and/or reimburses any Fund for other Fund-level expenses at different rates for different share classes and the process for monitoring the use of such waivers to guard against any such waiver resulting in any cross-subsidization by one share class of another share class.
In concluding that the benefits accruing to Management by virtue of its relationship with each Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to that Fund, the Board reviewed specific data as to Management’s estimated profit or loss on each Fund for a recent period on a pre-tax basis without regard to distribution expenses. (The Board also reviewed data on Management’s estimated profit or loss on each Fund after distribution expenses and taxes were factored in, as indicators of the health of the business and the extent to which Management is directing its profits into the growth of the business.)  The Board considered the cost allocation methodology that Management used in developing its estimated profitability figures. In addition, the Board engaged an independent accounting firm in prior years to review the profitability methodology utilized by Management when preparing this information and, discussed with the accounting firm its conclusion that Management’s process for calculating and reporting its estimated profit or loss aligned with the accounting firm’s guiding principles and industry practices.
The Board further noted Management’s representation that its estimate of profitability is derived using a methodology that is consistent with the methodology used to assess and/or report measures of profitability elsewhere at the firm. In addition, the Board recognized that Management’s calculations regarding its costs may not reflect all risks, including regulatory, legal, operational, cybersecurity, reputational, and, where appropriate, entrepreneurial risks, associated with offering and managing a fund in the current regulatory and market environment. The Board also considered any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with each Fund, such as research it may receive from broker-dealers executing the Funds’ portfolio transactions on an agency basis. The Board recognized that Management should be entitled to earn a reasonable level of profits for services it provides to each Fund and, based on its review, concluded that Management’s reported level of estimated profitability, if any, on each Fund was reasonable.
Information Regarding Services to Other Clients
The Board also considered whether there were other funds or separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies, and strategies that were similar to those of any of the Funds. In the cases where such funds or separate accounts exist, the Board compared the fees charged to the respective Fund to the fees charged to such comparable funds and/or separate accounts. The Board considered the reasonableness of any differences between the fees charged to a Fund and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board explored with Management its assertion that to the extent the rates of fees paid by some such accounts were lower than the fee rates paid by the corresponding Funds, the differences reflected Management’s greater level of responsibilities and significantly broader scope of services to the Funds, the more extensive regulatory obligations and risks associated with managing the Funds, and other financial considerations with respect to the sponsorship and maintenance of the Funds.
Economies of Scale
The Board also evaluated apparent or anticipated economies of scale in relation to the services Management provides to each Fund. The Board considered whether each Fund’s fee structure provides for a reduction of payments resulting from the use of breakpoints, the size of any breakpoints in each Fund’s advisory fees, and whether any such breakpoints are set at appropriate asset levels. The Board also compared the breakpoint structure to that of the Expense Group. In addition, the Board considered the expense limitation and/or fee waiver arrangements that reduce each Funds’ expenses at some or all asset levels, which can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if a Fund’s assets decline.
The Trustees took into account that certain Funds do not have breakpoints in their fees. For Funds that do not have breakpoints, the Board considered that setting competitive fee rates and pricing a Fund to scale before it has actually experienced an increase in assets are other means of sharing potential economies of scale with shareholders.  The Board also considered that Management has provided, at no added cost to the Funds, certain additional services, including but not limited to, services required by new regulations or regulatory interpretations, services impelled by changes in the securities markets or the business landscape, and/or services requested by the Board. The Board considered that this is a way of sharing economies of scale with the Funds and their shareholders.
Fund-by-Fund Analysis
With regard to the investment performance of each Fund and the fees charged to each Fund, the Board considered the following information. The Performance Universes referenced in this section are those identified by the consulting firm, as discussed above, and the risk/return ratios referenced are the Sharpe ratios provided by the consulting firm. With respect to performance quintile rankings for a Fund compared to its Performance Universe, the first quintile represents the highest (best) performance, and the fifth quintile represents the lowest performance. With respect to the quintile rankings for fees and total expenses (net of waivers or other adjustments, if any) for a Fund compared to its Expense Group, the first quintile represents the lowest (best) fees and/or total expenses and the fifth quintile represents the highest fees and/or total expenses. Where a Fund has more than one class of shares outstanding, information for a single class has been provided as identified below. The Board reviewed the expense structures of all the other classes of shares of the Funds, some of which have higher fees and expenses that reflect their separate distribution and servicing arrangements and the varying needs of different investors. As a proxy for the class expense structure, the Board reviewed the expenses of each class for at least one Fund in the Trust in comparison to Expense Groups for those classes. The Board noted the effect of higher expenses on the performance of the other classes of shares.
• Neuberger Emerging Markets Equity Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was higher for the 1- and 3-year periods and lower for the 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the first quintile for the 1-year period, the third quintile for the 3-year period, and the fourth quintile for the 5- and 10-year periods.  The Board also considered that for the 7-month period ending July 31, 2025, the Fund outperformed its benchmark and ranked in the first quintile of both its Morningstar and Lipper peer categories. The Board also took into account that the Fund showed a risk/return ratio that was better than the median of its Performance Universe for the 3-year period, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of its Performance Universe for that same period. The Board discussed with Management the additional portfolio management resource that was added to the Fund in October 2022, its ongoing evaluation of the resources devoted to the Fund, and the steps it was taking with respect to the Fund’s performance. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the fourth quintile and actual management fee net of fees waived by Management and total expenses each ranked in the third quintile.  In addition, the Board discussed Management’s determination to continue the voluntary management fee waiver for the Fund and the corresponding reduction in the Fund’s expense limitations for each class, neither of which is captured in the data used for comparison purposes to the Fund’s Expense Group.
• Neuberger Equity Income Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-year period and lower for the 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the first quintile for the 1-year period, the fifth quintile for the 3- and 5-year periods, and the fourth quintile for the 10-year period.  The Board also considered that for the 7-month period ending July 31, 2025, the Fund outperformed its benchmark and ranked in the first quintile of both its Morningstar and Lipper peer categories. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and total expenses each ranked in the second quintile and actual management ranked in the fourth quintile.
• Neuberger Focus Fund (Investor Class)— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the first quintile for the 1-year period, the third quintile for the 3-year period, and the fourth quintile for the 5- and 10-year periods.  The Board also considered that for the 7-month period ending July 31, 2025, the Fund outperformed its benchmark and ranked in the first quintile of both its Morningstar and Lipper peer categories.  The Board also took into account that the Fund showed a risk/return ratio that was better than the median of its Performance Universe for the 3-year period, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of its Performance Universe for that same period. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the second quintile, actual management fee net of fees waived by Management ranked in the third quintile, and total expenses inclusive of any 12b-1/non-12b-1 service fees ranked in the first quintile.
• Neuberger Genesis Fund (Institutional Class)— The Board considered fee and performance data from two sets of peer groups: one with small blend funds, which include small cap funds where neither growth nor value characteristics predominate, and one with only small growth funds.  The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was lower for  the 1- and 5-year period and higher for the 3- and 10-year periods; (2) as compared to its small blend Performance Universe, the Fund’s performance was in the fourth quintile for the 1-year period, the third quintile for the 3-year period, the fifth quintile for the 5-year period, and the first quintile for the 10-year period; and (3) as compared to its small growth Performance Universe, the Fund’s performance was in the third quintile for the 1- and 5-year periods and the second quintile for the 3- and 10-year periods.  The Board took into account that the Fund showed a risk/return ratio that was better than the median of its small growth Performance Universe for the 3- and 5-year periods, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of those Performance Universes for those same periods.  The Board also took into account information regarding the effect that the composition of the Fund’s peer groups had on the Fund’s performance relative to its peers, noting Management’s belief that the small blend group provides a more appropriate comparison to the Fund.  In addition, the Board met with the portfolio management team in October 2025. The Board considered that: (1)  as compared to its small blend Expense Group, the Fund’s contractual management fee and actual management fee each ranked in the fourth quintile and total expenses ranked in the second quintile; and (2) as compared to its small growth Expense Group, the Fund’s contractual management fee and actual management fee each ranked in the third quintile and total expenses ranked in the second quintile.

• Neuberger International Equity Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-year period and lower for the 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the third quintile for the 1- and 10-year periods, the fourth quintile for the 3- and 5-year periods.  In addition, the Board met with the portfolio management team in December 2024.  The Board also considered that for the 7-month period ending July 31, 2025, the Fund ranked in the third quintile of its Lipper peer category. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the fifth quintile, actual management fee net of fees waived by Management ranked in the fourth quintile, and total expenses ranked in the third quintile.
• Neuberger International Select Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was higher for the 1- and 10-year periods and lower for the 3- and 5-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the third quintile for the 1-year period, the fourth quintile for the 3- and 5-year periods, and the second quintile for the 10-year period. In addition, the Board met with the portfolio management team in December 2024. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee, actual management fee net of fees waived by Management, and total expenses each ranked in the first quintile.
• Neuberger Intrinsic Value Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was lower for the 1- and 3-year periods and higher for the 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the fifth quintile for the 1- and 3-year periods, the second quintile for the 5-year period, and the third quintile for the 10-year period.  The Board also considered that for the 7-month period ending July 31, 2025, the Fund outperformed its benchmark and ranked in the third quintile of its Lipper peer category.  In addition, the Board met with the portfolio management team in March 2025. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and actual management fee each ranked in the third quintile and total expenses ranked in the second quintile.
• Neuberger Large Cap Growth Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-,3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the third quintile for the 1- and 10-year periods, the second quintile for the 3-year period, and the first quintile for the 5-year period.  The Board also considered that for the 7-month period ending July 31, 2025, the Fund outperformed its benchmark and ranked in the second quintile of both its Morningstar and Lipper peer categories.  The Board took into account that the Fund showed a risk/return ratio that was better than the median for the 3- and 5-year periods, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of that Performance Universe for those same periods. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and actual management fee each ranked in the second quintile and total expenses ranked in the first quintile.
• Neuberger Large Cap Value Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-, 5- and 10-year periods, and lower for the 3-year period; and (2) as compared to its Performance Universe, the Fund’s performance was in the second quintile for the 1- and 5-year periods, in the fifth quintile for the 3-year period, and in the first quintile for the 10-year period.  In addition, the Board met with the portfolio management team in March 2025. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and total expenses each ranked in the second quintile and actual management fee net of fees waived by Management ranked in the third quintile.
• Neuberger Mid Cap Growth Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the second quintile for the 1-, 3-, 5- and 10-year periods. The Board also considered that for the 7-month period ending July 31, 2025, the Fund outperformed its benchmark and ranked in the first quintile of both its Morningstar and Lipper peer categories. The Board took into account that the Fund showed a risk/return ratio that was better than the median for the 3- and 5-year periods, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of that Performance Universe for those same periods.  In addition, the Board met with the portfolio management team in June 2025. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and total expenses each ranked in the first quintile and actual management fee ranked in the second quintile.
• Neuberger Mid Cap Intrinsic Value Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3- and 10-year periods and higher for the 5-year period; and (2) as compared to its Performance Universe, the Fund’s performance was in the fifth quintile for the 1-, 3- and 10-year periods and the third quintile for the 5-year period. In addition, the Board met with the portfolio management team in March 2025.  The Board also discussed with Management the additional portfolio management resource that Management planned to add to the Fund and steps it was taking with respect to the Fund’s performance.  The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the second quintile, actual management fee net of fees waived by Management ranked in the first quintile, and total expenses ranked in the third quintile.
• Neuberger Multi-Cap Opportunities Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the second quintile for the 1-year period, the fourth quintile for the 3- and 5-year periods, and the third quintile for the 10-year period. The Board noted that for the 7-month period ending July 31, 2025, the Fund outperformed its benchmark and ranked in the second quintile of both its Morningstar and Lipper peer categories.   In addition, the Board met with the portfolio management team in October 2025. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the fourth quintile and actual management fee and total expenses each ranked in the fifth quintile.  The Board further considered the Fund’s contractual management fee, actual management fee, and total expenses against a supplemental peer group from the Lipper Multi-Cap Core category.
• Neuberger Quality Equity Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-, 3- and 5-year periods and was lower for the 10-year period; and (2) as compared to its Performance Universe, the Fund’s performance was in the first quintile for the 1-, 3- and 5-year periods and the third quintile for the 10-year period. The Board took into account that the Fund showed a risk/return ratio that was better than the median of its Performance Universe for the 3- and 5-year periods, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of its Performance Universe for that same period.  The Board also took into account that as of April 2022, management of the Fund is under a new portfolio manager and changes were made to the Fund’s investment strategy in May 2024. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and total expenses each ranked in the third quintile and the actual management fee ranked in the fourth quintile.
• Neuberger Real Estate Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was higher for the 1- and 10-year periods and lower for the 3- and 5-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the second quintile for the 1-year period, the third quintile for the 3-year period, the fifth quintile for the 5-year period, and the first quintile for the 10-year period.  In addition, the Board met with the portfolio management team in October 2025.  The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the fifth quintile, actual management fee net of fees waived by Management ranked in the fourth quintile, and total expenses ranked in the third quintile.
• Neuberger Small Cap Growth Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-year period and higher for the 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the third quintile for the 1- and 5-year periods, the second quintile for the 3-year period, and the first quintile for the 10-year period. The Board took into account that the Fund showed a risk/return ratio that was better than the median of its Performance Universe for the 3-year period, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of its Performance Universe for that same period. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the fourth quintile and actual management fee net of fees waived by Management and total expenses each ranked in the second quintile.
Conclusions
In approving the continuation of the Agreements, the Board concluded that, in its business judgment, the terms of each Agreement are fair and reasonable to each Fund and that approval of the continuation of the Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that Management could be expected to continue to provide a high level of service to each Fund; that the performance of each Fund was satisfactory over time, or, in the case of a Fund that underperformed relative to its Performance Universe, that the Board retained confidence in Management’s capabilities to manage each Fund; that each Fund’s fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship with each Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to each Fund. The Board’s conclusions are based in part on its consideration of materials prepared in connection with the approval or continuance of the Agreements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year, in addition to material prepared specifically for the most recent annual review of the Agreements.

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Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.
I0134  04/26

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
www.nb.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for the approval of the investment advisory contract is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025).

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: May 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: May 1, 2026

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: May 1, 2026